As filed with the Securities and Exchange Commission on April 30, 2012

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 45

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 95

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330 Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2012

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2012. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies, fixed account, and separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

GE INVESTMENTS FUNDS, INC.

MFS® VARIABLE INSURANCE TRUST

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix – Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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3

TABLE OF CONTENTS continued

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TABLE OF CONTENTS continued

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER	165

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME MAXSM RIDER	167

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	170

APPENDIX

5 FOR LIFESM RIDER - NO LONGER AVAILABLE FOR NEW SALES	172

APPENDIX

5 FOR LIFESM WITH GROWTH RIDER - NO LONGER AVAILABLE FOR NEW SALES	180

APPENDIX

INCOME SELECTSM FOR LIFE RIDER - NO LONGER AVAILABLE FOR NEW SALES	189

APPENDIX

RETIREMENT INCOME CHOICESM RIDER - NO LONGER AVAILABLE FOR NEW SALES	202

APPENDIX

RETIREMENT INCOME CHOICESM WITH DOUBLE WITHDRAWAL BASE BENEFIT RIDER - NO LONGER AVAILABLE FOR NEW SALES	216

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR NEW SALES	231

APPENDIX

FAMILY INCOME PROTECTOR - NO LONGER AVAILABLE FOR SALES	247

APPENDIX

MANAGED ANNUITY PROGRAM - NO LONGER AVAILABLE FOR SALES	250

APPENDIX

MANAGED ANNUITY PROGRAM II - NO LONGER AVAILABLE FOR SALES	254

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

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•	0.10 % if you choose the TA BlackRock Global Allocation – Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee of 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base charged quarterly during the accumulation phase if you elect the Open Allocation option, and 0.70% to 1.55% (0.45% to 1.40% for riders issued prior to December 12, 2011) on an annual basis if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

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7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

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•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. Because of this, your ability to keep funds invested in certain of your investment choices is subject to the mathematical model that we use to determine when to make transfers to certain investment options as described in this prospectus. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income LinkSM Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income MaxSM - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed

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lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix—Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2011) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

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You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy.

Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available for New Sales	0.65%
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%

Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.00%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.25%

Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.65%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	1.90%

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Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%
Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales
5 for Life Rider (annual charge, a % of Total Withdrawal Base)	0.60%
5 for Life with Growth (with additional death benefit)	0.85%
5 for Life with Growth (without additional death benefit)	0.60%
Income Select for Life - Single and Joint Life Option (annual charge, a % of Total Withdrawal Base)
Base Benefit (Single Life)	0.40%
Base Benefit (Joint Life)	0.60%
Additional Benefits available with Income Select for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income Enhancement Benefit (Single Life)	0.15%
Income Enhancement (Joint Life)	0.30%
Total Income Select for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.05%
Total Income Select for Life Rider (Joint Life) Fees with Highest Combination of Benefits	1.60%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%

Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.00%

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Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%

Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%

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Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.90%

Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available for Sales:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2011 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.53%
Highest Gross	1.62%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2011, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$680
3 Years	$2051
5 Years	$3438
10 Years	$6977

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If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$675
3 Years	$2051
5 Years	$3438
10 Years	$6977

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds – Asset Allocation Fund – Class 2 (0.30%), American Funds – Bond Fund – Class 2 (0.30%), American Funds – Growth Fund – Class 2 (0.30%), American Funds -Growth-Income Fund – Class 2 (0.30%), American Funds – International Fund – Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio – Class B (0.20%), GE Investments Total Return Fund – Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 (0.15%), and the TA BlackRock Global Allocation – Service Class (0.10%) . See section “5. Expenses”.

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Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the Total since it is no longer available. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider – base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider – Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales

5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider – base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider – Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider and Retirement Income ChoiceSM 1.4 Rider – base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider and Retirement Income ChoiceSM 1.4 Rider – Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider and Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available for Sales:

Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.

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Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix – Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

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We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Transamerica FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix- Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix – Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

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Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments).

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Static Allocation Models

A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one

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accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner’s investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.

You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See Section 6. Access To Your Money - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

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We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

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(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying

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fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transfered with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Asset Management or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Asset Management or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there

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is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect

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other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued on or after the date of this prospectus. See “Appendix – Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

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During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy.

However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue

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targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds – Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds – Bond Fund – Class 2

•	0.30% if you choose the American Funds – Growth Fund – Class 2

•	0.30% if you choose the American Funds – Growth-Income Fund – Class 2

•	0.30% if you choose the American Funds – International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the TA BlackRock Global Allocation – Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the

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amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the current fee for the base benefit (for either single or joint life) is 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base. If you choose the Designated Investment option, then the current fee for the base benefit (for single or joint life) is 1.55%, 1.10%, and 0.70% (1.40%, 1.00% and 0.45% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

	Single Life	Joint Life
Options	Option	Option
Death Benefit	0.25%	0.20%

	Single Life	Joint Life
Options	Option	Option
Income EnhancementSM
Benefit
– Riders issued on or after 12/12/2011	0.30%	0.50%
– Riders issued prior to 12/12/2011	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee

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may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

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Incoming Payments to the Company and/or TCI

Maximum Fee
Fund	% of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2011 we received $89,306,110.22 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2011, TCI or its affiliates received total revenue sharing payments in the amount of

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$3,368,635.55 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management, Alliance Bernstein Investments, BlackRock Investment Management, LLC., Fidelity Investments, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Logan Circle Investment Partners, Loomis, Sayles & Company, MFS Investment Management, Madison Asset Management, Morgan Stanley Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Schroder Investment Management North America, Systematic Financial Management LP, Thompson, Siegel and Walmsley LLC, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential

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information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer (but not below the excess interest adjustment floor described in “Appendix – Excess Interest Adjustment Examples”). However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix – Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

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The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment.

G = Guaranteed interest rate in effect for the policy

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

* = multiplication

^ = exponentiation

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	transfers from a Dollar Cost Averaging fixed source;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

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The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

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A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with

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Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

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8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

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Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and

•	you die after the annuity commencement date; and

•	the annuity payment option you selected did not or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments.The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix – Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

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Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix – Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

Double Enhanced Death Benefit - No Longer Available

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any monthly anniversary with the largest policy value; minus

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•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA Efficient Markets – Service Class

TA International Moderate Growth – Service Class

TA Multi-Managed Balanced – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Vanguard ETF Index – Growth – Service Class Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, for the guaranteed minimum death benefit offered in this prospectus, is: adjusted partial surrender = (amount gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix – Death Benefit.” This is referred to as “adjusted partial

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surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

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There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

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When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

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The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending

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on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

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If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendices for Additional Information on each of these riders,

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

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The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each

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investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

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Please see “Appendix – Additional Death Distribution+ - Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

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Unemployment Waiver

No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

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•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See also Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

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You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source).

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transfered to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or OA Method.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits – the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for LifeSM Rider

•	5 for LifeSM with Growth Rider

•	Income SelectSM for Life Rider

•	Retirement Income ChoiceSM Rider

•	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider

•	Retirement Income ChoiceSM 1.4 Rider

See Appendices for additional information on each of these riders.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

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You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

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Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix – Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	”principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	”for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees – on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce the guaranteed future value;

•	reduce your death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your

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full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which can not exceed the maximum annual withdrawal amount at that time) and frequency (annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

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We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

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Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities – Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP – Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities – Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

•	additional premium payments; and

•	excess withdrawals.

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These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretionand may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1 – NormDist(d1))

where:

e = Base of the Natural Logarithm NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

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where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation Option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.2 rider you cannot elect another GLWB.

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Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

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Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

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Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

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Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrender – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.05 5). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you

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are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

For riders issued on or after December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA Asset Allocation – Moderate – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds - Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

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Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA Efficient Markets – Service Class

TA International Moderate Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Multi-Managed Balanced – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA Asset Allocation - Moderate – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option. If you transfer from one Designated Allocation option to another, you will be subject to the charge for the new Designated Allocation group then offered to new rider owners.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA TA ProFund UltraBear subaccount or certain other subaccounts (e.g., TA AEGON Money Market subaccount, TA AEGON US Government Securities subaccount) we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should

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read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of

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the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1– NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – OA Method Transfers” for more detail regarding the workings of the mathematical model.

Please Note: The OA TA ProFunds UltraBear subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its

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investment objective may affect your policy value if OA Method transfers occur to the OA TA ProFunds UltraBear subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a

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dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•

The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in Section 8. DEATH BENEFIT -Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

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•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

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We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher

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percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization (however, if you have reached your maximum annuity commencement date you

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may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider you cannot elect another GLWB.

Income LinkSM Rider – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of any withdrawal that is not an Income LinkSM rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See “Withdrawal Base Adjustments”.

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Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•

The longer you wait to start taking Income LinkSM rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income LinkSM rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

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•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

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If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider

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withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Any withdrawals that are not Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix – Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Income LinkSM Rider” for examples showing the effect of hypothetical non-Income LinkSM rider systematic withdrawals in more detail, including a non-Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income LinkSM rider systematic withdrawals. If you take a non-Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

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Please Note: We do not monitor for non-Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider

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systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

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Termination

The Income LinkSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB.

Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail.

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Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

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For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•

due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥80	6.30%	5.80%

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Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥?75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•

the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see “Automatic Step-Up” below).

See “Appendix – Hypothetical Example of the Withdrawal Base Calculation – Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

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Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

For riders issued on or after December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

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TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service

Class TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

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•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.0125*(91/365)

=1,250*(91/365)

=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20

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days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.0125*(20/365)

=125*(20/365)

=$6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=6.85 + 311.64

=$318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.01(91/365)

=1,000*(91/365)

=$249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

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Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative and Service Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting

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documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative and Service Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have

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voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits, regulatory audits and examination activity. In some class action and other lawsuits, regulatory audits and examinations involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation, regulatory audit or examination cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits, regulatory audit or examination that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those

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associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

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Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other

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expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2011, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 1.16% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2011, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC

Centarus Financial Inc.

CFD Investments

Citigroup Global Markets

Citizens Investment Services Corporation

BBVA Compass Investment Solutions, Inc.

Equity Services Inc.

Financial Network Invest Corp

FSC Securities

Genworth Financial Securities Corp.

Hantz Financial Services Inc.

Huntington Investment Company

ING Financial Partners

Invest Financial Corporation

Investment Centers Of America

Investacorp

Investors Capital Corp

James T. Borello

LPL Financial (IFP)

M&T Securities Inc.

Merrill Lynch

Morgan Stanley

Multi Financial Securities

Park Avenue Securities

Primevest Financial Services

ProEquities/Protech

Raymond James and Associates

Raymond James Financial Services

Royal Alliance

SagePoint Financial, Inc.

Securities America, Inc.

Sigma Financial Corporation

Signator Investors, Inc.

SII Investments Inc.

Smith Barney Div of Citigroup

Summit Equities

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SunTrust Investment Services, Inc.

The Investment Center, Inc.

Transamerica Financial Advisors

UBS Financial Services, Inc.

US Bancorp Investments Inc.

Valmark Securities Inc.

Wells Fargo Advisors

Wells Fargo Wealth Brokerage

During 2011, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Amount Paid
Name of Firm	in 2011
LPL Financial LLC	$1,422,696
Morgan Stanley Smith Barney	$1,395,442
Wells Fargo Wealth Brokerage	$1,204,432
Wells Fargo Advisors	$1,083,661
Transamerica Financial Advisors	$886,784
Merrill Lynch, Pierce, Fenner & Smith Incorporated	$847,433
UBS Financial	$499,696
Raymond James Financial Services	$471,327
National Planning Corporation	$451,124
CCO Investment Services Corp.	$390,414

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix – Condensed Financial Information

Appendix – Family Income Protector – Additional Information

Appendix – Managed Annuity Program – Additional Information

107

APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	AllianceBernstein L.P.

Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.

AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.

Investment Objective: Long-term growth of capital.

AMERICAN FUNDS INSURANCE SERIES ® TRUST

American Funds – Asset Allocation Fund – Class 2	American Funds – Asset Allocation Fund – Class 2	Capital Research and Management CompanySM

Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds – Bond Fund – Class 2	American Funds – Bond Fund – Class 2	Capital Research and Management CompanySM

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.

American Funds – Growth Fund – Class 2	American Funds – Growth Fund – Class 2	Capital Research and Management CompanySM

Investment Objective: Growth of capital.

American Funds – Growth-Income Fund – Class 2	American Funds – Growth-Income Fund – Class 2	Capital Research and Management CompanySM

Investment Objective: Long-term growth of capital and income.

American Funds – International Fund – Class 2	American Funds – International Fund – Class 2	Capital Research and Management CompanySM

Investment Objective: Capital growth.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Balanced Portfolio – Service Class 2	Fidelity VIP Balanced Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Seeks income and capital growth consistent with reasonable risk.

Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Long term capital appreciation.

Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Long-term growth of capital.

Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Capital appreciation

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Templeton Foreign Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 2	Templeton Investment Counsel LLC

Investment Objective: Long term capital growth.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	Franklin Templeton Services, LLC

Investment Objective: Capital appreciation with a secondary goal of income.

GE INVESTMENTS FUNDS, INC.

GE Investments Total Return Fund – Class 3	GE Investments Total Return Fund – Class 3	GE Asset Management, Inc.

Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

108

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS - (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
MFS® VARIABLE INSURANCE TRUST

MFS® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management

Investment Objective: Capital appreciation.

TRANSAMERICA SERIES TRUST(2)

TA AEGON High Yield Bond – Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of current income by investing in high-yield debt securities.

TA AEGON Money Market – Service Class(3)	Transamerica AEGON Money Market VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.

TA AEGON Tactical Vanguard ETF – Balanced – Service Class	Transamerica AEGON Active Asset Allocation – Moderate VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation and current income.

TA AEGON Tactical Vanguard ETF – Conservative – Service Class	Transamerica AEGON Active Asset Allocation – Conservative VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA AEGON Tactical Vanguard ETF – Growth – Service Class	Transamerica AEGON Active Asset Allocation – Moderate Growth VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation with current income as secondary objective.

TA AEGON U.S. Government Securities – Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of total return as is consistent with prudent investment strategies.

TA AllianceBernstein Dynamic Allocation – Service Class	Transamerica AllianceBernstein Dynamic Allocation VP – Service Class	Alliance Bernstein L.P.

Investment Objective: Capital appreciation and current income.

TA Asset Allocation – Conservative – Service Class	Transamerica Asset Allocation – Conservative VP – Service Class	Transamerica Asset Management, Inc.(4)

Investment Objective: Current income and preservation of capital.

TA Asset Allocation – Growth – Service Class	Transamerica Asset Allocation – Growth VP – Service Class	Transamerica Asset Management, Inc.(4)

Investment Objective: Long-term capital appreciation.

TA Asset Allocation – Moderate – Service Class	Transamerica Asset Allocation – Moderate VP – Service Class	Transamerica Asset Management, Inc.(4)

Investment Objective: Capital appreciation and current income.

TA Asset Allocation – Moderate Growth – Service Class	Transamerica Asset Allocation – Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(4)

Investment Objective: Capital appreciation with current income as a secondary objective.

TA BlackRock Global Allocation – Service Class	Transamerica BlackRock Global Allocation VP – Service Class	BlackRock Investment Management, LLC

Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.

TA BlackRock Large Cap Value – Service Class	Transamerica BlackRock Large Cap Value VP – Service Class	BlackRock Investment Management, LLC

Investment Objective: Long-term capital growth.

TA BlackRock Tactical Allocation – Service Class	Transamerica BlackRock Tactical Allocation VP – Service Class	BlackRock Financial Management, Inc.

Investment Objective: Capital appreciation with current income as secondary objective.

TA Clarion Global Real Estate Securities – Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC

Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

TA Efficient Markets – Service Class	Transamerica Efficient Markets VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation while seeking income as a secondary objective.

109

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS - (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Hanlon Balanced – Service Class	Transamerica Hanlon Balanced VP – Service Class	Hanlon Investment Management, Inc.

Investment Objective: Current income and capital appreciation.

TA Hanlon Growth – Service Class	Transamerica Hanlon Growth VP – Service Class	Hanlon Investment Management, Inc.

Investment Objective: Long-term capital appreciation.

TA Hanlon Growth and Income – Service Class	Transamerica Hanlon Growth and Income VP – Service Class	Hanlon Investment Management, Inc.

Investment Objective: Capital appreciation and some current income.

TA Hanlon Income – Service Class	Transamerica Hanlon Income VP – Service Class	Hanlon Investment Management, Inc.

Investment Objective: Conservative stability.

TA International Moderate Growth – Service Class	Transamerica International Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(4)

Investment Objective: Capital appreciation with current income as a secondary objective.

TA JPMorgan Core Bond – Service Class	Transamerica JPMorgan Core Bond VP – Service Class	J.P. Morgan Investment Management Inc.

Investment Objective: Total return, consisting of current income and capital appreciation.

TA JPMorgan Enhanced Index – Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.

Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

TA JPMorgan Mid Cap Value – Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

TA JPMorgan Tactical Allocation – Service Class	Transamerica JPMorgan Tactical Allocation VP – Service Class	J.P. Morgan Investment Management Inc.

Investment Objective: Current income and preservation of capital.

TA Janus Balanced – Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC

Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.

TA Jennison Growth – Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC

Investment Objective: Long-term growth of capital.

TA Legg Mason Dynamic Allocation – Balanced – Service Class(5)	Transamerica Legg Mason Dynamic Allocation – Balanced VP – Service Class	Legg Mason Global Asset Allocation, LLC

Investment Objective: Seeks capital appreciation and income.

TA Legg Mason Dynamic Allocation – Growth – Service Class(5)	Transamerica Legg Mason Dynamic Allocation – Growth VP – Service Class	Legg Mason Global Asset Allocation, LLC

Investment Objective: Seeks capital appreciation and income.

TA MFS International Equity – Service Class	Transamerica MFS International Equity VP – Service Class	MFS® Investment Management

Investment Objective: Capital growth.

TA Morgan Stanley Active International Allocation – Service Class	Transamerica Morgan Stanley Active International Allocation VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Long-term capital appreciation.

TA Morgan Stanley Capital Growth – Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Maximize long-term growth.

TA Morgan Stanley Mid Cap Growth – Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Capital appreciation.

110

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS - (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Multi-Managed Balanced – Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.

Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.

TA Multi Managed Large Cap Core – Service Class	Transamerica Multi Managed Large Cap Core VP – Service Class	Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc.

Investment Objective: High total return.

TA PIMCO Real Return TIPS – Service Class	Transamerica PIMCO Real Return TIPS VP – Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.

TA PIMCO Total Return – Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.

TA Systematic Small Mid Cap Value – Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.

Investment Objective: Maximize total return.

TA T. Rowe Price Small Cap – Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.

Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.

TA Vanguard ETF Index – Aggressive Growth – Service Class	Transamerica Index 100 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Long-term capital appreciation.

TA Vanguard ETF Index – Balanced – Service Class	Transamerica Index 50 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Balance capital appreciation and income.

TA Vanguard ETF Index – Conservative – Service Class	Transamerica Index 35 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA Vanguard ETF Index – Growth – Service Class	Transamerica Index 75 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

TA WMC Diversified Growth – Service Class	Transamerica WMC Diversified Growth VP – Service Class	Wellington Management Company, LLP

Investment Objective: Maximize long-term growth.

(1)

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.

(2)

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.

(3)

There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.

(4)	Effective on or about April 17, 2012, formerly subadvised by Morningstar Associates, LLC.
(5)	Available on or about May 1, 2012. This fund may vary for certain policies and may not be available for all policies.

111

CLOSED INVESTMENT OPTIONS:

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	Fidelity VIP Growth Opportunities Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Capital growth.

JANUS ASPEN SERIES

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	Janus Capital Management LLC

Investment Objective: Capital appreciation.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST

TA Systematic Small/Mid Cap Value – Initial Class	Transamerica Systematic Small/Mid Cap Value VP – Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares(1)	Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares(1)	Invesco Advisers, Inc.

Investment Objective: Long-term growth of capital.

Invesco Van Kampen V.I. American Franchise Fund – Series II Shares(2)	Invesco Van Kampen V.I. American Franchise Fund – Series II Shares(2)	Invesco Advisers, Inc.

Investment Objective: Long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.

Investment Objective: Long-term growth of capital.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Reasonable income with a potential for capital appreciation.

112

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company

Investment Objective: Capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Mutual Shares Securities Fund – Class 2	Mutual Shares Securities Fund – Class 2	Franklin Mutual Advisers, LLC

Investment Objective: Capital appreciation with income as secondary goal.

JANUS ASPEN SERIES

Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC

Investment Objective: Long-term growth of capital.

Janus Aspen – Worldwide Portfolio – Service Shares	Janus Aspen – Worldwide Portfolio – Service Shares	Janus Capital Management LLC

Investment Objective: Long-term growth of capital.

MFS® VARIABLE INSURANCE TRUST

MFS® Total Return Series – Service Class	MFS® Total Return Series – Service Class	MFS® Investment Management

Investment Objective: Total Return.

(1)	Effective April 30, 2012, Invesco V. I. Basic Value Fund will be renamed Invesco Van Kampen V.I. Value Opportunities Fund.
(2)

Effective close of business April 27, 2012 Invesco V.I. Capital Appreciation Fund will reorganize into Invesco VanKampen V.I. Capital Growth Fund. Effective open of business April 30, 2012, Invesco Van Kampen V.I. Capital Growth Fund will be renamed Invesco Van Kampen V.I. American Franchise Fund.

113

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

		Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.025360	$1.025483	0.000
Subaccount Inception Date May 1, 2002	2010	$0.965395	$1.025360	4,809.495
	2009	$0.791064	$0.965395	36,603.301
	2008	$1.000000	$0.791064	25,794.608
TA Asset Allocation – Moderate – Service Class	2011	$1.010826	$0.990560	1,825,026.386
Subaccount Inception Date May 1, 2002	2010	$0.939349	$1.010826	2,234,645.865
	2009	$0.761839	$0.939349	2,310,531.733
	2008	$1.000000	$0.761839	404,624.442
TA Asset Allocation – Moderate Growth – Service Class	2011	$0.978872	$0.934669	1,341,822.739
Subaccount Inception Date May 1, 2002	2010	$0.891308	$0.978872	1,416,892.900
	2009	$0.713422	$0.891308	1,603,360.459
	2008	$1.000000	$0.713422	1,125,198.796
TA International Moderate Growth – Service Class	2011	$0.928410	$0.838772	861,839.394
Subaccount Inception Date May 1, 2006	2010	$0.861942	$0.928410	940,227.247
	2009	$0.682134	$0.861942	908,777.419
	2008	$1.000000	$0.682134	462,486.792
TA PIMCO Total Return – Service Class	2011	$1.080675	$1.118738	80,939.985
Subaccount Inception Date May 1, 2002	2010	$1.034332	$1.080675	126,132.538
	2009	$0.914573	$1.034332	191,381.210
	2008	$1.000000	$0.914573	0.000
TA Efficient Markets – Service Class	2011	$1.309423	$1.251387	49,256.842
Subaccount Inception Date November 10, 2008	2010	$1.192580	$1.309423	50,761.081
	2009	$1.035634	$1.192580	2,045.146
	2008	$1.000000	$1.035634	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.087704	$1.102657	152,896.261
Subaccount Inception Date May 1, 2002	2010	$0.898631	$1.087704	65,681.892
	2009	$0.730313	$0.898631	0.000
	2008	$1.000000	$0.730313	0.000
TA AEGON Money Market – Service Class	2011	$0.952007	$0.930268	26,492.733
Subaccount Inception Date July 5, 1994	2010	$0.974345	$0.952007	0.000
	2009	$0.997130	$0.974345	410,140.730
	2008	$1.000000	$0.997130	499,848.546

114

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Service Class	2011	$1.064206	$1.115588	0.000
Subaccount Inception Date August 3, 1994	2010	$1.045079	$1.064206	0.000
	2009	$1.026549	$1.045079	0.000
	2008	$1.000000	$1.026549	24,796.039
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.066205	$1.074850	0.000
Subaccount inception date November 19, 2009	2010	$0.997267	$1.066205	0.000
	2009	$0.999936	$0.997267	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.001395	$0.992803	109,564.307
Subaccount Inception Date May 1, 2008	2010	$0.925927	$1.001395	109,564.307
	2009	$0.813250	$0.925927	109,564.307
	2008	$1.000000	$0.813250	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.953742	$0.921315	25,197.772
Subaccount Inception Date May 1, 2008	2010	$0.863815	$0.953742	85,954.038
	2009	$0.717740	$0.863815	112,931.656
	2008	$1.000000	$0.717740	25,744.346
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.320670	$1.248542	0.000
Subaccount Inception Date November 10, 2008	2010	$1.227904	$1.320670	41,033.365
	2009	$1.011815	$1.227904	59,166.767
	2008	$1.000000	$1.011815	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.029180	$0.967124	205,680.432
Subaccount Inception Date May 1, 2008	2010	$0.894518	$1.029180	205,267.207
	2009	$0.661888	$0.894518	210,572.384
	2008	$1.000000	$0.661888	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.349963	$1.295080	101,026.914
Subaccount Inception Date November 10, 2008	2010	$1.255171	$1.349963	103,889.394
	2009	$0.989162	$1.255171	56,305.886
	2008	$1.000000	$0.989162	0.000
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.103903	$1.089402	58,640.577
Subaccount inception date November 19, 2009	2010	$1.007176	$1.103903	58,640.577
	2009	$0.989759	$1.007176	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.029604	$1.064318	0.000
Subaccount inception date November 19, 2009	2010	$0.992900	$1.029604	0.000
	2009	$1.000880	$0.992900	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.069482	$1.010614	0.000
Subaccount inceptiond date November 19, 2009	2010	$1.002820	$1.069482	0.000
	2009	$0.988791	$1.002820	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Subaccount inception date December 9, 2011	2011	$1.000000	$1.004754	0.000

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.057969	$1.072688	446,770.513
Subaccount Inception Date May 1, 2002	2010	$0.983355	$1.057969	163,608.614
	2009	$0.795090	$0.983355	287,379.543
	2008	$1.021416	$0.795090	29,044.891
	2007	$1.000000	$1.021416	0.000

115

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Growth – Initial Class	2011	$0.878403	$0.820582	351,697.872
Subaccount Inception Date May 1, 2002	2010	$0.773706	$0.878403	43,744.168
	2009	$0.603440	$0.773706	86,447.348
	2008	$1.012200	$0.603440	56,071.597
	2007	$1.000000	$1.012200	0.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.024133	$1.017445	252,267.832
Subaccount Inception Date May 1, 2002	2010	$0.939452	$1.024133	52,355.906
	2009	$0.752513	$0.939452	88,838.746
	2008	$1.029175	$0.752513	49,711.129
	2007	$1.000000	$1.029175	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$0.955289	$0.924533	374,519.297
Subaccount Inception Date May 1, 2002	2010	$0.858024	$0.955289	103,718.704
	2009	$0.677869	$0.858024	25,322.940
	2008	$1.020832	$0.677869	11,234.727
	2007	$1.000000	$1.020832	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$0.782085	$0.793567	2,594,401.526
Subaccount Inception Date May 1, 2000	2010	$0.716970	$0.782085	2,624,342.547
	2009	$0.636826	$0.716970	498,832.746
	2008	$0.975360	$0.636826	7,078.250
	2007	$1.000000	$0.975360	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$0.755619	$0.703489	142,105.338
Subaccount Inception Date May 1, 2002	2010	$0.661431	$0.755619	103,545.037
	2009	$0.501961	$0.661431	111,925.268
	2008	$0.882088	$0.501961	87,241.772
	2007	$1.000000	$0.882088	9,551
TA JPMorgan Enhanced Index – Initial Class	2011	$0.878069	$0.873670	640,160.723
Subaccount Inception Date May 1, 1997	2010	$0.771901	$0.878069	955,697.448
	2009	$0.603098	$0.771901	867,921.368
	2008	$0.974724	$0.603098	350,271.455
	2007	$1.000000	$0.974724	0.000
TA Jennison Growth – Initial Class	2011	$1.024559	$1.005571	861,595.491
Subaccount Inception Date November 20, 1996	2010	$0.924062	$1.024559	898,271.027
	2009	$0.663540	$0.924062	58,255.688
	2008	$1.066570	$0.663540	56,353.894
	2007	$1.000000	$1.066570	0.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$0.954020	$0.887550	330,831.888
Subaccount Inception Date May 1, 2000	2010	$0.757969	$0.954020	217,574.431
	2009	$0.599986	$0.757969	117,397.925
	2008	$0.954687	$0.599986	117,423.314
	2007	$1.000000	$0.954687	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.157441	$1.197712	189,092.404
Subaccount Inception Date June 2, 1998	2010	$1.042268	$1.157441	135,827.931
	2009	$0.716731	$1.042268	139,736.995
	2008	$0.970205	$0.716731	179,144.803
	2007	$1.000000	$0.970205	5,022
TA MFS International Equity – Initial Class	2011	$0.921384	$0.818502	77,332.158
Subaccount Inception Date May 1, 2001	2010	$0.844275	$0.921384	57,930.215
	2009	$0.644262	$0.844275	35,539.162
	2008	$1.008122	$0.644262	784.555
	2007	$1.000000	$1.008122	0.000

116

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return – Initial Class	2011	$1.234951	$1.296205	1,074,149.051
Subaccount Inception Date May 1, 2002	2010	$1.166474	$1.234951	944,465.364
	2009	$1.017843	$1.166474	488,196.617
	2008	$1.060211	$1.017843	179,905.021
	2007	$1.000000	$1.060211	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.175500	$1.180665	131,578.213
Subaccount Inception Date May 1, 2000	2010	$0.885390	$1.175500	99,571.206
	2009	$0.646321	$0.885390	85,462.541
	2008	$1.026592	$0.646321	75,660.367
	2007	$1.000000	$1.026592	0.000
TA WMC Diversified Equity – Initial Class	2011	$0.875147	$0.804094	0.000
Subaccount Inception Date May 1, 2000	2010	$0.758326	$0.875147	809,907.023
	2009	$0.598347	$0.758326	513,815.239
	2008	$1.075611	$0.598347	64,968.606
	2007	$1.000000	$1.075611	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.095604	$1.125777	2,881.724
Subaccount Inception Date May 1, 2002	2010	$0.893729	$1.095604	9,831.489
	2009	$0.716487	$0.893729	0.000
	2008	$1.073217	$0.716487	0.000
	2007	$1.000000	$1.073217	0.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.001737	$1.007344	16,385.469
Subaccount Inception Date May 1, 2002	2010	$0.928044	$1.001737	10,304.467
	2009	$0.715652	$0.928044	0.000
	2008	$1.147892	$0.715652	0.000
	2007	$1.000000	$1.147892	0.000
TA WMC Diversified Growth – Initial Class	2011	$0.885413	$0.841860	2,351,391.808
Subaccount Inception Date May 1, 2000	2010	$0.760941	$0.885413	1,560,393.024
	2009	$0.596343	$0.760941	1,328,910.460
	2008	$1.118328	$0.596343	439,640.646
	2007	$1.000000	$1.118328	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$1.243587	$1.117389	0.000
Subaccount Inception Date May 1, 2001	2010	$0.928130	$1.243587	23,340.828
	2009	$0.686632	$0.928130	14,853.930
	2008	$1.176530	$0.686632	2,431.395
	2007	$1.000000	$1.176530	0.000
TA AEGON Money Market – Initial Class	2011	$1.011863	$0.999469	428,457.385
Subaccount Inception Date July 5, 1994	2010	$1.024461	$1.011863	278,846.615
	2009	$1.035943	$1.024461	175,700.728
	2008	$1.024409	$1.035943	180,892.971
	2007	$1.000000	$1.024409	0.000
TA Systematic Small/Mid Cap Value – Initial Class	2011	$1.185467	$1.139747	960,827.653
Subaccount Inception Date July 5, 1994	2010	$0.920358	$1.185467	1,083,400.299
	2009	$0.650679	$0.920358	925,908.280
	2008	$1.114169	$0.650679	817,966.099
	2007	$1.000000	$1.114169	51,065
TA AEGON U.S. Government Securities – Initial Class	2011	$1.165195	$1.238381	335,211.033
Subaccount Inception Date August 3, 1994	2010	$1.130004	$1.165195	280,082.228
	2009	$1.095199	$1.130004	179,774.086
	2008	$1.030008	$1.095199	268,176.283
	2007	$1.000000	$1.030008	0.000

117

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Active International Allocation – Initial Class	2011	$0.852323	$0.721488	761,714.012
Subaccount Inception Date July 5, 1994	2010	$0.795520	$0.852323	741,595.095
	2009	$0.639849	$0.795520	761,038.355
	2008	$1.059192	$0.639849	607,184.790
	2007	$1.000000	$1.059192	0.000
TA Multi Managed Large Cap Core – Initial Class	2011	$0.984005	$0.949844	965,909.051
Subaccount Inception Date July 5, 1994	2010	$0.836016	$0.984005	694,822.922
	2009	$0.582120	$0.836016	625,211.959
	2008	$1.017707	$0.582120	275,627.709
	2007	$1.000000	$1.017707	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.246029	$1.148106	194,665.564
Subaccount Inception Date May 1, 2001	2010	$0.942178	$1.246029	52,962.884
	2009	$0.594140	$0.942178	12,360.682
	2008	$1.120084	$0.594140	12,752.965
	2007	$1.000000	$1.120084	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.155985	$1.224942	0.000
Subaccount Inception Date November 3, 2003	2010	$1.123009	$1.155985	0.000
	2009	$1.091239	$1.123009	0.000
	2008	$1.028649	$1.091239	0.000
	2007	$1.000000	$1.028649	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.699985	$0.667878	6730.038
Subaccount Inception Date May 1, 2002	2010	$0.662709	$0.699985	6,730.038
	2009	$0.454172	$0.662709	6,730.038
	2008	$0.956149	$0.454172	6,730.038
	2007	$1.000000	$0.956149	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.802509	$0.728298	0.000
Subaccount Inception Date May 1, 2002	2010	$0.705296	$0.802509	0.000
	2009	$0.591556	$0.705296	0.000
	2008	$1.044012	$0.591556	0.000
	2007	$1.000000	$1.044012	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.772719	$0.809530	116,716.158
Subaccount Inception Date May 1, 2001	2010	$0.693596	$0.772719	0.000
	2009	$0.583523	$0.693596	0.000
	2008	$0.996279	$0.583523	0.000
	2007	$1.000000	$0.996279	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.948778	$0.901922	42,759.847
Subaccount Inception Date May 1, 2001	2010	$0.874638	$0.948778	0.000
	2009	$0.645899	$0.874638	0.000
	2008	$1.086768	$0.645899	0.000
	2007	$1.000000	$1.086768	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$0.967811	$0.929265	486,545.056
Subaccount Inception Date May 1, 2000	2010	$0.838051	$0.967811	343,173.154
	2009	$0.626367	$0.838051	38,114.885
	2008	$1.106693	$0.626367	58,886.927
	2007	$1.000000	$1.106693	26,292.375
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$0.778011	$0.773462	206,490.300
Subaccount Inception Date May 1, 2000	2010	$0.685479	$0.778011	27,256.759
	2009	$0.534361	$0.685479	19,540.326
	2008	$0.946121	$0.534361	0.000
	2007	$1.000000	$0.946121	0.000

118

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.955719	$0.943638	136,731.030
Subaccount Inception Date May 1, 2001	2010	$0.781239	$0.955719	87,262.768
	2009	$0.618145	$0.781239	188,675.400
	2008	$1.187869	$0.618145	78,699.092
	2007	$1.000000	$1.187869	0.000
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2011	$0.871262	$0.877468	9,839.333
Subaccount Inception Date May 1, 2000	2010	$0.714448	$0.871262	140.226
	2009	$0.497297	$0.714448	140.226
	2008	$1.122406	$0.497297	140.226
	2007	$1.000000	$1.122406	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.112453	$0.979502	389,585.856
Subaccount Inception Date May 1, 2000	2010	$0.876053	$1.112453	239,743.542
	2009	$0.634696	$0.876053	130,784.396
	2008	$1.064131	$0.634696	95,843.655
	2007	$1.000000	$1.064131	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$0.866127	$0.778143	65,411.545
Subaccount Inception Date May 1, 2002	2010	$0.694130	$0.866127	154,721.505
	2009	$0.447216	$0.694130	321,966.434
	2008	$0.929567	$0.447216	145,251.507
	2007	$1.000000	$0.929567	0.000
Franklin Income Securities Fund – Class 2	2011	$1.005682	$1.016968	13,684.532
Subaccount Inception Date May 1, 2007	2010	$0.903723	$1.005682	11,327.376
	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.819803	$0.801269	247,806.075
Subaccount Inception Date May 1, 2007	2010	$0.746489	$0.819803	138,451.656
	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.9655403	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.913165	$0.805995	21,646.850
Subaccount Inception Date May 1, 2007	2010	$0.852876	$0.913165	3,864.024
	2009	$0.630121	$0.852876	3,868.450
	2008	$1.070130	$0.630121	3,873.326
	2007	$1.000000	$1.070130	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.071240	$1.040555	26,837.333
Subaccount Inception Date October 9, 2000	2010	$0.864100	$1.071240	5,092.875
	2009	$0.605702	$0.864100	5,092.875
	2008	$1.092409	$0.605702	5,092.875
	2007	$1.000000	$1.092409	0.000
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2011	$1.052671	$1.008706	5,377.467
Subaccount Inception Date October 9, 2000	2010	$0.923874	$1.052671	1,885.477
	2009	$0.703750	$0.923874	1,889.194
	2008	$0.988260	$0.703750	1,893.494
	2007	$1.000000	$0.988260	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.843596	$0.716654	60,612.123
Subaccount Inception Date October 9, 2000	2010	$0.739380	$0.843596	58,537.270
	2009	$0.544832	$0.739380	67,651.539
	2008	$0.999557	$0.544832	0.000
	2007	$1.000000	$0.999557	0.000

119

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2011	$1.219205	$1.077817	65,247.208
Subaccount Inception Date May 1, 2002	2010	$0.908059	$1.219205	12,336.796
	2009	$0.564330	$0.908059	22,342.919
	2008	$0.944800	$0.564330	1,662.215
	2007	$1.000000	$0.944800	0.000
MFS® Total Return Series – Service Class	2011	$0.948559	$0.951717	87,248.586
Subaccount Inception Date May 1, 2002	2010	$0.876023	$0.948559	53,895.854
	2009	$0.753440	$0.876023	48,063.575
	2008	$0.982111	$0.753440	36,892.965
	2007	$1.000000	$0.982111	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.102517	$1.129702	55,760.393
Subaccount inception date May 1, 2009	2010	$1.003480	$1.102517	55,764.524
	2009	$0.993371	$1.003480	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.079160	$1.099705	0.000
Subaccount inception date November 19, 2009	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.089393	$1.091750	0.000
Subaccount inception date May 1, 2008	2010	$0.996462	$1.089393	0.000
	2009	$0.991650	$0.996462	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$1.115713	$1.089474	0.000
Subaccount inception date May 1, 2008	2010	$0.999658	$1.115713	0.000
	2009	$0.988780	$0.999658	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.157637	$1.098560	0.000
Subaccount inception date November 19, 2009	2010	$1.024505	$1.157637	0.000
	2009	$0.999966	$1.024505	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.249382	$1.255336	5,549.972
Subacount inception date November 19, 2009	2010	$1.029949	$1.249382	1,787.372
	2009	$0.985165	$1.029949	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation - Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

120

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV212 101 75 1292	May 1993
	V829 & S831 (replacement pages)	January 1994
	AV265 101 89 396	June 1996
	AV339 101 101 497	July 1997
	AV400 101 107 198	May 1998
	AV864 101 165 103	November 2003

Policy Endorsement Form Number	AE872 395	May 1995
	AE900 396	June 1996
	AE957 497	July 1997

Product Feature	Transamerica Freedom 95 Form Number: – AV212 101 75 1292	Transamerica Freedom 95 Form Number: – AV212 101 75 1292, with V829 and S831 Replacement Pages – AV212 101 75 395 SP Replacement Spec – AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: – AV265 101 89 396 – AE900 396
Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding or Annual Step-Up.	5% Annually Compounding or Annual Step-Up.

A.     5% Annually Compounding

B.     Annual Step-Up

C.     Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81. Option C is available for issue ages 81-84.

Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A

Death Proceeds

Greater of:

1)      the Policy Value on the date we receive due proof of death

2)      the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.

Greater of:

1)      the Policy Value on the date we receive due proof of death

2)      the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.

Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

121

Product Feature	Transamerica Freedom 95 Form Number: – AV212 101 75 1292	Transamerica Freedom 95 Form Number: – AV212 101 75 1292, with V829 and S831 Replacement Pages – AV212 101 75 395 SP Replacement Spec –AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: – AV265 101 89 396 – AE900 396
Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Distribution Financing Charge	N/A	Applicable	Applicable

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005

•       Taxpayer 2003

•       Taxpayer Plus 2

•       Taxpayer

•       Family Income Protector

•       Managed Annuity Program

•       Managed Annuity Program II

•       Living Benefit Rider 2003

•       Living Benefit Rider 2005

•       5 for LifeSM 2005

Excess Interest Adjustment	N/A	N/A	Yes

Asset Rebalancing Option	Yes	Yes	Yes

Dollar Cost Averaging Option	Yes (No fixed DCA Account)	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes (by Endorsement AE 900 396)

Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 97 Form Number: – AV339 101 101 497 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)

A.     5% Annually Compounding

B.     Annual Step-Up

C.     Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

A.     5% Annually Compounding

B.     Double Enhanced

C.     Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

A.     5% Annually Compounding

B.     Double Enhanced

C.     Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A

Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.

122

Product Feature	Transamerica Freedom 97 Form Number: – AV339 101 101 497 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – RGMI 1 798
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Annual Step-Up - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Distribution Financing Charge	Applicable	Applicable	Applicable

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 + $49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders

•       Taxpayer 2003

•       Taxpayer Plus 2

•       Taxpayer

•       Family Income Protector

•       Managed Annuity Program

•       Managed Annuity Program II

•       Living Benefit Rider 2003

•       Living Benefit Rider 2005

•       5 for LifeSM 2005

•       Taxpayer 2003

•       Taxpayer Plus 2

•       Taxpayer

•       Family Income Protector

•       Managed Annuity Program

•       Managed Annuity Program II

•       Living Benefit Rider 2003

•       Living Benefit Rider 2005

•       5 for LifeSM 2005

•       Taxpayer 2003

•       Taxpayer Plus 2

•       Taxpayer

•       Family Income Protector

•       Managed Annuity Program

•       Managed Annuity Program II

•       Living Benefit Rider 2003

•       Living Benefit Rider 2005

•       5 for LifeSM 2005

Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)

Unemployment Waiver	N/A	N/A	N/A

123

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Guaranteed Minimum Death Benefit Option(s)

A.     Modal Double Enhanced - RGMD 6 0203

B.     Modal Annual Step-Up - RGMD 5 0103

C.     Return of Premium - RGMD 8 0603.

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are under age 81.

A.     Modal Double Enhanced - RGMD 6 0203

B.     Modal Annual Step-Up - RGMD 5 0103

C.     Return of Premium - RGMD 8 0603

Option A is available if Owner and Annuitant are both under age 76. Option B is available if Owner and Annuitant are under age 81.

A.     Modal Double Enhanced - RGMD 15 0108

B.     Modal Annual Step-Up - RGMD 5 0103

C.     Return of Premium - RGMD 8 0603

Option A is available if Owner and Annuitant are both under age 76. Option B is available if Owner and Annuitant are under age 76.

For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.

For riders issued before December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.

124

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Double Enhanced Death Benefit Designated Funds	N/A	N/A

•      AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•      American Funds – Asset Allocation Fund – Class 2

•      American Funds – Bond Fund – Class 2

•      Fidelity VIP Balanced Portfolio – Service Class 2

•      Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•      GE Investments Total Return Fund – Class 3

•      TA AllianceBernstein Dynamic Allocation – Service Class

•      TA Asset Allocation – Conservative – Service Class

•      TA Asset Allocation – Moderate – Service Class

•      TA Asset Allocation – Moderate Growth – Service Class

•      TA International Moderate Growth – Service Class

•      TA Multi-Managed Balanced – Service Class

•      TA Efficient Markets – Service Class

•      TA Vanguard ETF Index – Conservative – Service Class

•      TA Vanguard ETF Index – Balanced – Service Class

•      TA Vanguard ETF Index – Growth – Service Class

•      TA AEGON Money Market – Service Class

•      TA PIMCO Total Return – Service Class

•      TA AEGON Tactical Vanguard ETF – Conservative – Service Class

•      TA AEGON U.S. Government Securities – Service Class

Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit

125

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% for Return of Premium • 1.85% for Annual Step-Up • 2.15% for Double Enhanced	• 1.60% for Policy Value • 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.20% for Double Enhanced	• 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.35% for Double Enhanced

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Fund Facilitation Fee

Yes -

•         0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•         0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•         0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•         0.10% if you choose TA BlackRock Global Allocation.

Yes -

•         0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•         0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•         0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•         0.10% if you choose TA BlackRock Global Allocation.

Yes -

•         0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•         0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•         0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•         0.10% if you choose TA BlackRock Global Allocation.

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, 5, and 7 year Guaranteed Periods available.

Distribution Financing Charge	Applicable	Applicable	Applicable

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751 - $49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Living Benefit Rider 2003 • 5 for LifeSM 2005 • Income SelectSM for Life

•         Taxpayer 2003

•         Taxpayer Plus 2

•         Living Benefit Rider 2005

•         5 for LifeSM 2005

•         Income SelectSM for Life

•         Retirement Income ChoiceSM

•         Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•         Retirement Income ChoiceSM 1.2

•         Retirement Income ChoiceSM 1.4

•         Retirement Income MaxSM

•         Taxpayer 2003

•         Taxpayer Plus 2

•         Living Benefit Rider 2005

•         Retirement Income ChoiceSM

•         Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•         Retirement Income ChoiceSM 1.2

•         Retirement Income ChoiceSM 1.4

•         Income LinkSM

•         Retirement Income MaxSM

126

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

127

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S  = Gross amount being surrendered that is subject to the excess interest adjustment

G  = Guaranteed interest rate in effect for the policy

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C  = Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*  = multiplication

^  = exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

128

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .095

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .095) * (30/12)

= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to

51,896.14 - 57,161.18 = -5,265.03

Adjusted policy value	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by thenon-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

129

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy	= 57,161.18 - 50,000.00 = 7,161.18

year 3

Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .045

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00

Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender

E = the excess interest adjustment

130

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of contract year 3	= 57,161.18 - 50,000.00 = 7,161.18

Excess interest adjustment

S= 20,000 - 7,161.18 = 12,838.82

G= .055

C= .065

M= 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 12,838.82 * (.055 - .065) * (30/12)

= - 320.97

Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)

= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18

Excess interest adjustment

S= 20,000 - 7,161.18 = 12,838.82

G= .055

C= .045

M= 30

Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)

= 320.97

Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)

= 57,161.18 - (20,000.00 - 320.97) = 37,482.15

131

Excess Interest Adjustment Examples — (Continued)

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

132

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:

(1)	is the amount of the gross partial surrender;

(2)	is the value of the current death proceeds immediately prior to the gross partial surrender;

(3)	is the policy value immediately prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

133

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

134

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

135

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):	$100,000

136

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 - $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

137

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:	• Provides:

(1)Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1)Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

138

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

139

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

•        Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

•        Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

•        Additional Options:

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)

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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Charge: (1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

For riders issued on or after December 12, 2011.

Charges:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option—0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued before December 12, 2011. Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option—0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.15% (single life) or 0.30% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

Charges: (1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

For riders issued on or after December 12, 2011. Charges:

(1) 1.25% annually (single life and joint life)of withdrawal base deducted on each rider quarter.

For riders issued before December 12, 2011. Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

141

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•         Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

•         Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•         Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

		• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

142

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

143

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

145

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

146

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

147

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

149

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

150

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

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PAM METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 - NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 - .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

152

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 - NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

153

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — RETIREMENT INCOME CHOICESM 1.2

RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

154

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

155

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

156

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

157

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

158

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

159

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income ChoiceSM 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of 5.5).

160

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example, we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000, producing a guarantee ratio of 90% ($90,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 15%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

First we calculate d1.

161

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 - .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1-NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(.658832)))

DOA = min(20%, 13.9948%)

DOA = 13.9948%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the lower threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = max (0, DOA - (OA% + FA% / 3)

X = max (0, 13.9948% - (0% + 15% / 3)

X = max (0, 13.9948% - 5%)

X = 8.9948%

Therefore, 8.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $8,095.32.

Day 2: Policy Value Recovers to 95% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000, it recovered the next day to $95,000 producing a guarantee ratio of 95% ($95,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 95%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 14%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 8%

First we calculate d1.

162

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.95)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .779732

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.779732)))

DOA = min(20%, 11.9517%)

DOA = 11.9517%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(8%, max(0, 8% + 14% / 3 - 11.9517%))

X = min(8%, max(0, 0.714967%))

X = 0.714967%

Therefore, due to the policy value recovery, 0.714967% of the policy value will be transferred out of the OA Subaccount pro rata back into their current investment options, resulting in a total transfer of $679.22.

Day 3: Policy Value further recovers to 105% of Initial Value

For purposes of this example we will assume that after the policy value recovered to $95,000, it further recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 13%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 6%

163

OA METHOD TRANSFERS — (Continued)

First we calculate d1.

d1 = [ln(G)+(R - F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 - .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(1.003524)))

DOA = min(20%, 8.6605%)

DOA = 8.6605%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(6%, max(0, 6% + 13% / 3 - 8.6605%))

X = min(6%, max(0, 1.67283%))

X = 1.67283%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 4.32717% (6% - 1.67283%) in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

164

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

165

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

166

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,300

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,700)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,300 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,300, the withdrawal base does not change.

167

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,700 ($7,000 - $5,300)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,300, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,300 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.3% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5.3% withdrawal)) * WB before any adjustments

2.	($1,700 / ($90,000 - $5,300)) * $100,000 = $2,007.08

Step Three. Which is larger, the actual $1,700 excess withdrawal or the $2,007.08 pro rata amount?

$2,007.08 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 -$2,007.08 = $97,992.92

Result. The new withdrawal base is $97,992.92

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.3% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,992.92 (the adjusted withdrawal base) * 5.3% = $5,193.62

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,193.62.

168

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,745.54

RWA = 5.3% withdrawal beginning 8 years from the rider date would be $7,830.51 (5.3% of the then-current $147,745.54 withdrawal base)

GPWD = $7,830.51

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,830.51 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,830.51, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base).

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500

EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example of how the new withdrawal base and new rider withdrawal amount are calculated.

169

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION –

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount		High MonthiversarySM Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,300
1	$102,000	$		$		$		$			$102,000	$100,000			$6,300
1	$105,060	$		$		$		$			$105,060	$100,000			$6,300
1	$107,161	$		$		$		$			$107,161	$100,000			$6,300
1	$110,376	$		$		$		$			$110,376	$100,000			$6,300
1	$112,584	$		$		$		$			$112,584	$100,000			$6,300
1	$115,961	$		$		$		$			$115,961	$100,000			$6,300
1	$118,280	$		$		$		$			$118,280	$100,000			$6,300
1	$121,829	$		$		$		$			$121,829	$100,000			$6,300
1	$124,265	$		$		$		$			$124,265	$100,000			$6,300
1	$120,537	$		$		$		$			$124,265	$100,000			$6,300
1	$115,716	$		$		$		$			$124,265	$100,000			$6,300
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$			$112,129	$124,265			$7,829
2	$115,492	$		$		$		$			$115,492	$124,265			$7,829
2	$117,802	$		$		$		$			$117,802	$124,265			$7,829
2	$121,336	$		$		$		$			$121,336	$124,265			$7,829
2	$124,976	$		$		$		$			$124,976	$124,265			$7,829
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$10,979
2	$175,701	$		$		$		$			$177,476	$174,265			$10,979
2	$172,187	$		$		$		$			$177,476	$174,265			$10,979
2	$167,022	$		$		$		$			$177,476	$174,265			$10,979
2	$163,681	$		$		$		$			$177,476	$174,265			$10,979
2	$166,955	$		$		$		$			$177,476	$174,265			$10,979
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,528
3	$166,888	$		$		$		$			$166,888	$182,979			$11,528
3	$171,895	$		$		$		$			$171,895	$182,979			$11,528
3	$173,614	$		$		$		$			$173,614	$182,979			$11,528
3	$178,822	$		$		$		$			$178,822	$182,979			$11,528
3	$175,246	$		$		$		$			$178,822	$182,979			$11,528
3	$151,741	$			$20,000		$9,676	$		$		$173,303		$
3	$154,775	$		$		$		$		$		$173,303		$
3	$159,419	$		$		$		$		$		$173,303		$

170

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base		Rider Withdrawal Amount
3	$161,013	$	$	$	$	$	$173,303		$
3	$165,843	$	$	$	$	$	$173,303		$
3	$174,135	$	$	$	$	$	$173,303		$
3	$181,101	$	$	$	$	$	$181,101	[1]		$11,409

(1)	Automatic Step Up Applied
(2)	Growth Applied

171

APPENDIX

5 FOR LIFESM RIDER – NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional 5 For LifeSM rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase. The 5 for LifeSM Rider is only available for annuitant issue ages through age 90. The maximum issue age may be lower if required by state law.

5 For LifeSM Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the variable investment choices you select. If you elected this benefit you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant is 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—5 For LifeSM Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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•

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For LifeSM Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For LifeSM Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See “Adjusted Partial Withdrawals” below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features,

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benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits under this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base on the rider date is generally equal to the policy value (less any premium enhancement if the rider is added in the first policy year), the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—5 For LifeSM Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rate adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

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Please note: Upon the death of the annuitant, the 5 for LifeSM Rider terminates and there are no more additional guaranteed withdrawals.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

Designated Investment Choices. If you elected the 5 For LifeSM rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Multi-Managed Balanced – Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the fourth rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elected the 5 For LifeSM benefit and if, upon the death of the annuitant, the minimum remaining withdrawal amount is great than the base policy benefit, then we will add the excess amount to the death benefit payable.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

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Termination. The 5 For LifeSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For LifeSM rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS – 5 FOR LIFESM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

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The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (5 FOR LIFESM):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

EXAMPLE 2 (5 FOR LIFESM):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

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$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

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The 5 For LifeSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For LifeSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

5 FOR LIFESM WITH GROWTH RIDER – NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional 5 for LifeSM with Growth rider which provides you with a guaranteed lifetime withdrawal benefit. This rider is available during the accumulation phase. The 5 for LifeSM with Growth rider is available when the annuitant is at least age 55 but not yet age 81 (lower if required by state law). The maximum issue age may be lower if required by state law.

5 for LifeSM with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elected this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below). All withdrawal before the annuitant is 59 are excess withdrawals, and a penalty tax may be assessed on amounts withdrawn form the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381 (5% of the total withdrawal base) each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rate amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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•

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited to your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For LifeSM with Growth Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for LifeSM with Growth rider unless:

•	the annuitant is at least age 55 but not yet age 81 (lower if required by state law)

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitiant) becomes 70  1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

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You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next clendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

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•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for LifeSM with Growth rider terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount in a rider year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate the guarantee offered by this rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Please note: The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount in a rider year (in proportion to the reduction in the policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Additional Death Benefit available with the 5 for LifeSM with Growth Benefit. If you elected the 5 for LifeSM with Growth rider, you may also elect for us to potentially add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the 5 for LifeSM with Growth rider.

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•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value after the death of the annuitant.

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Choices. If you elected the 5 for LifeSM with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Multi-Managed Balanced – Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

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Termination. The 5 for LifeSM with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for LifeSM with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option with guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS – 5 FOR LIFESM WITH GROWTH RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

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The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (5 FOR LIFESM WITH GROWTH):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two.What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

EXAMPLE 2 (5 FOR LIFESM WITH GROWTH):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

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You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

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New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

The 5 For LifeSM with Growth rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For LifeSM with Growth rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

INCOME SELECTSM FOR LIFE RIDER — NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Income SelectSM for Life Rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase.

The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income SelectSM for Life Rider for a qualified policy.

Income SelectSM for Life - Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. If you elected this benefit you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s younger spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option - Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is age 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could still receive up to $5,000, which is the applicable income benefit percentage 5.0% multiplied by the total withdrawal base of $100,000, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $7,000 when you are 66 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,882.35.

See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit.

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•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Any withdrawal in excess of the maximum annual withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount on an equal to or greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

•	Upon the death of the annuitant, the Income SelectSM for Life Rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year (after age 59) without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Amount Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant or younger of annuitant and annuitant’s spouse if joint life option is elected) is not 59 years old on the date that the rider is elected (the “rider date”) and remains zero until the first day of the calendar year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the

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rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

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Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elected the Income SelectSM for Life Rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

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TA Asset Allocation – Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Multi-Managed Balanced – Service Class

Fixed Account

Please note:

•

If you elected this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first anniversary of the rider date (the “rider anniversary”), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income SelectSM for Life - Additional Options

The following options are available with the Income SelectSM for Life Rider (the options are not mutually exclusive):

•	Growth

•	Additional Death Payment

•	Joint Life

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elected the Income SelectSM for Life Rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

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The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elected the Income SelectSM for Life Rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit. Please note: The greater the death benefit payable under any guaranteed minimum death benefit option you have also elected, the more likely it is that an additional death benefit will not be payable under this rider option.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•

The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Income SelectSM for Life Rider.

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•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit, if applicable) exceeds the minimum remaining withdrawal amount.

3. Joint Life Option. If you elected the Income SelectSM for Life Rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

4. Income EnhancementSM Option. If you elected this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

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•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Income SelectSM for Life Rider and Additional Option Fees. A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elect options with the Income SelectSM for Life Rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income EnhancementSM	0.15%	0.30%

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We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 0.40% (single life) or 0.60% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

Income SelectSM for Life Rider Issue Requirements

The Company will not issue the Income SelectSM for Life Rider unless:

•	the annuitant is not yet age 81 (the limit may be lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income SelectSM for Life Rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income SelectSM for Life Rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value ot zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date. If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME SELECTSM FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

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2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

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5% Withdrawal (“WD”) beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

EXAMPLE 2 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

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2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE: For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

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Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

EXAMPLE 3 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income EnhancementSM benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The Income SelectSM for Life Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income SelectSM for Life Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

RETIREMENT INCOME CHOICESM RIDER — NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Retirement Income ChoiceSM rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM rider for a qualified policy.

Retirement Income ChoiceSM – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM” below for examples showing the effect of hypothetical withdrawals in more detail.

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Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income ChoiceSM rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

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For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year of that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

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Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elected this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Efficient Markets – Service Class

TA International Moderate Growth – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA Multi-Managed Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Vanguard ETF Index – Growth – Service Class

Fixed Account

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If you elected this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income ChoiceSM – Additional Options

The following options are available with the Retirement Income ChoiceSM rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

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Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income ChoiceSM rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy),

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

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3. Income EnhancementSM Option. If you elected this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elected options with the Retirement Income ChoiceSM rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income EnhancementSM	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income ChoiceSM Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

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•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income ChoiceSM rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS – RETIREMENT INCOME CHOICESM RIDER

The following examples show the effect of withdrawals on the benefits under the Retirement Income ChoiceSM Rider.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1. Withdrawal Base (“WB”)

2. Rider Withdrawal Amount (“RWA”)

3. Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

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Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (BASE):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

EXAMPLE 2 (EXCESS WITHDRAWAL):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

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NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

EXAMPLE 3 (BASE DEMONSTRATING GROWTH):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

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EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

EXAMPLE 4 (BASE DEMONSTRATING WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%. WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

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EXAMPLE 5 (BASE WITH WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION ILLUSTRATING EXCESS WITHDRAWAL):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount? $2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74 = $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

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New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

The Retirement Income ChoiceSM rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Retirement Income ChoiceSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

RETIREMENT INCOME CHOICESM WITH DOUBLE WITHDRAWAL BASE BENEFIT

RIDER — NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 67, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.05 5). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

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See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income ChoiceSM with Double Withdrawal Base Benefit rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

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The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary date) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

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Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-69	5.0%	4.5%
70-79	6.0%	5.5%
≥ 80	7.0%	6.5%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

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Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 67, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals)” below.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM with Double Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elected this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

American Funds – Bond Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA AEGON U.S. Government Securities – Service Class

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TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Efficient Markets – Service Class

TA International Moderate Growth – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA Multi-Managed Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Vanguard ETF Index – Growth – Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage, and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM with Double Withdrawal Base Benefit – Additional Options

The following options are available with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

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There is an additional fee if you elected the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM with Double Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

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The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy),

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Benefit. If you elected this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

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Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income EnhancementSM	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM with Double Withdrawal Base Benefit rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM with Double Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM WITH DOUBLE WITHDRAWAL BASE BENEFIT RIDER

The following examples show the effect of withdrawals on the benefits under the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider.

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When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (BASE):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

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Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

EXAMPLE 2 (EXCESS WITHDRAWAL):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

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Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

EXAMPLE 3 (BASE DEMONSTRATING GROWTH):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

EXAMPLE 4 (BASE DEMONSTRATING WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

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EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

EXAMPLE 5 (BASE WITH WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION ILLUSTRATING EXCESS WITHDRAWAL):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74 = $89,773.26

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Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

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Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

The Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER — NO LONGER AVAILABLE FOR NEW SALES

If you elected the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

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•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

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If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the

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withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Efficient Markets – Service Class

TA Multi-Managed Balanced – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA Asset Allocation – Moderate – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Vanguard ETF Index – Conservative – Service Class

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TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

The following options are available with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

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1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

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Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elected this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the individual(s) is/are already confined in a hospital or nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

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•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

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We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

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•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

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C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

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You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount?

$2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

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RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5% WB at rider issue = $100,000 Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

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WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

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Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

FAMILY INCOME PROTECTOR — NO LONGER AVAILABLE FOR SALES

The family income protector may vary by state and may not be available in all states.

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. If you elected to purchase this benefit which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees a minimum for the amounts of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

•	the policy value on the date the rider is issued; plus

•	any additional premium payments; minus

•	any adjustment for any withdrawals made after the date the rider is issued;

•	which is accumulated at the annual growth rate written on page one of the rider; minus

•	any premium taxes.

The annual growth rate is currently 6% per year; Transamerica may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 7 of this prospectus. The family income protector payment options are:

•

Life Income - An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•

Joint and Full Survivor - An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity

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factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the family income protector can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specification may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees,

•	the new rider’s specified benefits and fees may not be as advantageous as before; and

•	you will have a new ten year waiting period before you can exercise the family income protector.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretions, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully - If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial annuity payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each policy year.

During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payment.

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Family Income Protector Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you make a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. The guaranteed payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),

•	upgrade of the minimum annuitization value (although a new rider will be issued),

•	termination of your policy; or

•	30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

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APPENDIX

MANAGED ANNUITY PROGRAM — NO LONGER AVAILABLE FOR SALES

The optional “Managed Annuity Program” assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). If you elected to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:

•	the minimum income base on the rider date; plus

•	any subsequent premium payments; minus

•	any subsequent surrenders;

•	all of which are accumulated at the annual growth rate from the date of each transaction; minus

•	any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:

•

Life Income - An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•

Joint and Full Survivor - An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

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THEN:

•	We will make only one (two, three, etc.) annuity payments.

IF:

•	You annuitize using the Managed Annuity Program before the 10th rider anniversary; THEN:

•	The first payment will be calculated with an annuity factor age adjustment. See “Annuity Factor Age Adjustment” below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.

NOTE CAREFULLY: An annuity factor age adjustment results in all payments being lower than if an annuity factor age adjustment was not used, and the difference can be substantial.

See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

Number of Years Since the Rider Date	Age Adjustment: Number of Years Subtracted from Your Age
0-1	10
1-2	9
2-3	8
3-4	7
4-5	6
5-6	5
6-7	4
7-8	3
8-9	2
9-10	1
>10	0

Managed Annuity Program Annuity Payments. The minimum income base is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payment options), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include

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the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own specified guaranteed benefits and fees;

•	the new fees, thresholds and factors may be higher (or lower) than before; and

•	the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect to upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

•	If you annuitize at any time other than indicated above, you cannot use the Managed Annuity Program.

•	If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See “Annuity Factor Age Adjustment.”

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each policy year.

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During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for the policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminated the rider before the first rider anniversary);

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);

•	upgrade of the minimum income base (although a new rider will be issued);

•	termination of your policy; or

•	30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Managed Annuity Program. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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APPENDIX

MANAGED ANNUITY PROGRAM II — NO LONGER AVAILABLE FOR SALES

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. the MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus

•	any subsequent premium payments; less

•	any subsequent adjusted partial surrenders;

•	all of which are accumulated at the annual growth rate from the date of each transaction; minus

•	any premium taxes.

The annual growth rate is 5%. the benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specification may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value on a rider anniversary. This may be done within thirty days after a rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•

the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders. Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (th minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be relatively small fraction of the minimum income base.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

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Conditions of Exercise of the MAP II. You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options. You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•

Life Income - An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•

Joint and Full Survivor - An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting. If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of Completed Years Since the Rider Date	Annuity Income Vesting Percentage (percent vested)
1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
more than 10	100%

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For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with a minimum income base of $110,250.00. the monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-year certain is $4.59 per thousand of annuitization value. the annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where;

a)	is the minimum income base divided by $1,000,

b)	is the annuity factor from Schedule 1, and

c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments. The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments. Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule 1 of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected. The applicable annuity factor is also based on an assumed investment return of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% G for females). Subsequent payments will be calculated

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using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminated the rider before the first rider anniversary);

•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);

•	termination of your policy; or

•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the MAP II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2012

to the

Prospectus dated May 1, 2012

ALTERNATIVE LUMP SUM OFFER

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

For a limited time beginning on or about May 21, 2012, the Company is making a one-time Alternative Lump Sum Offer (the “ALSO”) to Eligible Owners (defined below) of the Transamerica variable annuity policies listed below (each, an “Existing Policy”) and an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). In simple terms, ALSO is an offer to buy you out of your Existing Policy in return for your full cash surrender value plus an “Enhancement Amount” (defined below). If you accept the offer, then you would give up your Existing Policy, including the guaranteed lifetime income provided by the Eligible Rider, in return for the enhancement of your cash surrender value. To accept ALSO, you must either:

•	surrender your Existing Policy (a “Surrender”),
•	trade in your Existing Policy for the Transamerica FreedomSM Variable Annuity (a “New Policy”) offered by the Company (a “Trade In”), or
•	exchange your Existing Policy for an annuity product (a “Replacement Policy”) issued by an unaffiliated company (an “Exchange”).

Please Note: You are not required to accept ALSO or take any action. If you do not accept ALSO, your Existing Policy and Eligible Rider will continue in full force and effect under the terms of the Existing Policy and Eligible Rider.

The Alternative Lump Sum Offer

If you are an Eligible Owner, and all conditions of ALSO are satisfied, we will add to your cash surrender value under the Existing Policy an amount (the “Enhancement Amount”) equal to 0.80% of your minimum annuitization value or minimum income base (hereinafter both referred to as “annuitization base”) under your Eligible Rider minus the cash surrender value. The Enhancement Amount will be calculated using your cash surrender value and annuitization base next computed after we receive your acceptance of ALSO and any other information we need to process your Surrender, Trade In, or Exchange, in our Administrative and Service Office (the “Transaction Date”). We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charge will be imposed if you accept ALSO and Surrender, Trade In or Exchange your Existing Policy. See “Appendix A – Enhancement Amount Calculation” for more information regarding how the Enhancement Amount is calculated.

Who Qualifies for ALSO

ALSO is available to Existing Policy Owners who meet all of the following conditions on the Transaction Date (“Eligible Owners”):

•	You must be the Owner of an in force Existing Policy;
•	You must have an in force Eligible Rider under the Existing Policy;
•	Your policy value and cash surrender value under the Existing Policy must be less than 0.80% of the annuitization base under the Eligible Rider;

•	The oldest Owner must be younger than the New Policy’s maximum issue age if you want to Trade In your Existing Policy;
•	You must not have annuitized your Existing Policy; and
•

Your Existing Policy must not be part of an ERISA (Employee Retirement Income Security Act of 1974)-governed qualified plan (other than a SEP IRA or SIMPLE IRA). Additionally, ALSO may further be limited by the Company, in its sole discretion if it is determined that offering ALSO to other types of owners could create issues for the Company under ERISA and/or the Internal Revenue Code.

How ALSO Works

If all conditions of ALSO are satisfied, we will process your Surrender, Trade In, or Exchange on the Transaction Date. We will add the Enhancement Amount to your cash surrender value immediately before we process your Surrender, Trade In, or Exchange. No surrender charges under the Existing Policy will be applied to any Surrender, Trade In or Exchange under ALSO. If you request a Surrender, then the Enhancement Amount will be included as part of your surrender proceeds. If, you request a Trade In or Exchange then the Enhancement Amount will be included in the amount used to purchase your New Policy or Replacement Policy.

The Transaction Date will not occur until all applicable requirements of ALSO are satisfied. Additional requirements may apply if you elect a Trade In to a New Policy or an Exchange to a Replacement Policy. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond the control of the Company, will not be eligible for ALSO.

All surrenders, trade ins, exchanges, and elections will be final. Once you have accepted ALSO, any exchange back to the Existing Policy will not be permitted.

Considerations Regarding Accepting ALSO

The Company cannot recommend a course of action for you. Please consult your financial representative and tax advisor who can help ensure that you have all the facts before you make a decision. Set out below are several facts that you may want to keep in mind when making your decision:

•

You will not incur surrender charges under the Existing Policy if you accept ALSO and surrender, trade in, or exchange your Existing Policy. Also, there is no surrender charge applicable to any owner who surrenders a New Policy during the accumulation phase. However, there may be surrender charges under a Replacement Policy or if an owner annuitizes their New Policy and selects the Lifetime Income- Life with Emergency CashSM or Joint and Survivor Annuity-Life with Emergency CashSM option and surrenders during the first four years of annuitization.

•

A Surrender, Trade In, or Exchange will terminate your Existing Policy and all of its benefits. This means, for example, that if you accept ALSO then you will lose the benefits of the Eligible Rider under the Existing Policy. Specifically, if you accept ALSO, then the amount you receive upon surrender, trade in, or exchange of your Existing Policy (including the Enhancement Amount) will be less than the annuitization base under the Eligible Rider. Accordingly, you should not accept ALSO if you intend to annuitize your Existing Policy using the benefits under the Eligible Rider. Accepting ALSO also means you will lose the Existing Policy’s death benefit. The Existing Policy’s death benefit could be greater than the death benefit under the New Policy or a Replacement Policy.

•	A Surrender of the Existing Policy may be taxable to you. A 10% tax penalty also may apply if taken before age 59 1/2. You should consult your tax advisor about the tax consequences of accepting ALSO.

•

If you are considering a Trade In or an Exchange, please remember that annuities are not all alike. You should carefully compare the features of your Existing Policy to those of the New Policy or a Replacement Policy. You should also know that your financial representative may have a financial incentive to recommend a Trade In or Exchange.

•

Certain benefits and features under your Existing Policy may not be available under the New Policy or any other Replacement Policy. By accepting ALSO you would lose these benefits and features under your Existing Policy and not be able to get them back.

2

•	If you request a Trade In or an Exchange, please remember that the owner (and potentially the annuitant) under the New Policy or Replacement Policy must be the same as under the Existing Policy.

•	The Enhancement Amount may be taxable income to you when withdrawn. You may wish to consult your tax advisor about the tax consequences of receiving the Enhancement Amount.

•

Consult your personal financial representative to discuss whether accepting ALSO would be suitable for your financial, retirement and insurance needs. Moreover, after taking into account all these factors and your individual circumstances, you, after consultation with your financial representative and tax advisor, should independently determine that your cash surrender value plus the Enhancement Amount represents a fair value in exchange for your Existing Policy.

In evaluating ALSO it is important for you to consider a number of things, some of which are discussed above. In addition to all of the things you and your financial representative and tax advisor consider, please also consider the following two questions:

1.	Do I still need the guaranteed lifetime income provided by the Eligible Rider? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the Eligible Rider is not important (or if there is an alternative or other income product that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.
2.	Do I still need the death benefit provided by the Existing Policy? If you do, and after consultation with your financial representative and tax advisor you conclude there are not other alternatives that fulfill your needs, then ALSO is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the death benefit provided by the Existing Policy is not important (or if there is an alternative or other death benefit that fulfills your needs), then you may want to consider ALSO and decide if it is appropriate for you.

How To Accept ALSO

If you decide you want to surrender your Existing Policy and want us to send you a check for the cash surrender value plus the Enhancement Amount, simply contact your financial representative who can assist you with the necessary steps. Remember that this may be a taxable event for you, so you should consult your tax advisor. To request a surrender, you must also send the Company the Existing Policy (unless lost or destroyed).

If you decide you want to trade in your Existing Policy for a New Policy, you should contact your financial representative, who will be able to explain the features of the New Policy and the terms of ALSO, and provide you with the proper forms and application necessary to complete the transaction. To request a trade in, you must send to the Company the Existing Policy (unless lost or destroyed) and all information needed to issue the New Policy.

If you decide you want to exchange your Existing Policy for another company’s life or annuity product, you should contact a financial representative for that company, return the Existing Policy (unless lost or destroyed), and return any forms provided to you by the other company that are necessary to complete this transaction.

Partial surrenders, partial trade ins and partial exchanges are not permitted under ALSO.

The Company reserves the right to suspend or terminate, in whole or in part, ALSO at any time. The Company also reserves the right to modify the terms of ALSO at any time prior to the receipt of your acceptance and other information necessary to process your transaction. The Company reserves the right to offer different or even more favorable terms and conditions to Existing Policy Owners through future offers. ALSO may not be available in all states or for all policies.

3

Existing Policies:

Product	Policy Nos.
Advisor’s Edge® Variable Annuity	AV515 101 130 600
Advisor’s Edge Select® Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

Comparison of the Existing Policy and the New Policy

This section is applicable to Eligible Owners considering trading in the Existing Policy for a New Policy. Set out below is a chart that provides a summary comparison of some of the important features of your Existing Policy and the New Policy. Do not rely solely on this chart in examining the differences between your Existing Policy and the New Policy; read and carefully consider your Existing Policy including any riders and endorsements thereto, prospectus and other information pertaining to the New Policy. There may be additional differences important for you to consider prior to requesting a Trade In. Please note, this chart does not create or modify any existing rights or benefits all of which are only established by your Existing Policy.

You should consider the investment objectives, risks, charges and expenses of an investment in any policy carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your financial representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read prospectuses carefully before investing.

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	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Variable Annuity Form No.: AV515 101 130 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	0.45%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2], 4	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +; IPG	Additional Death Benefit; Additional Death Benefit - Extra; IPG

5

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Advisors Edge Select Variable Annuity Form No.: AV516 101 131 600

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (reserves right to charge fee - waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally: • account value (subject to limitations)

Optional Death Benefits [1], 3	Annual Step-Up	Return of Premium; 6 Year Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) 2, [4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution - II

6

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (certain policies); $35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3.5% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Premium Accelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; IPG

7

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Portfolio Select Variable Annuity Form Nos.: AV288, 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

8

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Premier Asset Builder Variable Annuity Form Nos.: AV288 101 95 796; AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Annually Compounding (certain policies only); Enhanced (certain policies only

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

9

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Principal-Plus Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

10

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Privilege Select Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; 5% Annually Compounding; 5% Growth

Living Benefit Riders (including Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra

11

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

12

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement

13

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder IV Form Nos.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10% (certain policies only); 1.15%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; Liquidity Rider; Value Rider; IPG

14

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	The Atlas Portfolio Builder Variable Annuity Form No.: AV337 101 100 397

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	None

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • annual step-up (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement – Extra; IPG

15

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.30%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution

16

	New Policies	Existing Policies [2]
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$40 (waived if policy value or sum of premiums less withdrawals ≥$100,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.60% (1.15% after 9th year) (certain policies only); 1.35% (1.15% after the 9th policy year) (certain policies only); 1.35% (certain policies only)

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Double Enhanced; Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

17

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Freedom Variable Annuity Form Nos.: AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198;

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15% Distribution Financing Charge of 0.25% first ten policy years (certain policies only)

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; IPG

18

	New Policies	Existing Policies [2]

Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103

Transamerica

Landmark Variable

Annuity

Form Nos.: AV201 101

65 189; AV254 101 87 196; AV320 101 99 197; AV376

101 106 1197; AV432 101

114 199CRT; AV494 101

124 100; AV620 101 137

101; AV720 101 148 102

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.15% (certain policies only); 1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced; 5% Annually Compounding; Monthly Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Death Distribution; Additional Death Distribution +; Liquidity Rider

19

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Opportunity Builder Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Double Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II; IPG

20

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Preferred Advantage Variable Annuity Form No.: AV721 101 149 1001

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only) 2%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annual Step-Up; Enhanced

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Family Income Protector; Managed Annuity Program; Managed Annuity Program II

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Value Rider; Liquidity Rider; Beneficiary Earnings Enhancement; Beneficiary Earnings Enhancement - Extra; Beneficiary Earnings Enhancement - Extra II

21

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Access Variable Annuity Form No.: WL17

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Annually Compounding; Annual Step-Up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

22

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Attainer Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.10%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • annuity value; • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

23

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Bellwether Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • 5% Growth (up to 200%); and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

24

	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Conqueror Variable Annuity Form No.: VA00010

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • cash value; • highest anniversary value (certain policies only); and • 5% compounding (certain policies only). (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

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	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Enhancer Variable Annuity Form No.: VA25

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	Yes

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • annual step-up. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Compounding Minimum Death Benefit

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

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	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Premier Variable Annuity Form No.: WL18

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30 (waived if policy value or sum of premiums less withdrawals ≥$50,000)

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.00%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	0.40%

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • monthly step-up. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	Compounding/Monthly Step-up

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

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	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Variable Annuity Form No.: VA.02.06.88

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$30

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.25%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	4%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

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	New Policies	Existing Policies [2]

	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	WRL Freedom Wealth Creator Variable Annuity Form No.: VA16

Annual Service Charge	$35 (waived if policy value or sum of premiums less withdrawals ≥$50,000)	$35

Mortality and Expense Risk Charge (different charges may apply after annuitization)	1.55%	1.40%

Access Rider (Required for Principium II and Axiom)	NA	NA

Administrative Charge	0.15%	None

Variable Investment Options Class	Service Class	Initial Class; Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%

Premium Enhancement	No	No

Standard Death Benefit [3]	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; and • highest anniversary value. (subject to limitations)

Optional Death Benefits [1,3]	Annual Step-Up	None

Living Benefit Riders (includes Eligible Riders) (see Appendix B for rider comparison information) [2,4]	Living Benefits Rider; Retirement Income Choice® 1.2; Retirement Income Max SM; Income Link®	Guaranteed Minimum Income Benefit

Other Optional Riders [1,4]	Additional Death Distribution; Additional Death Distribution +	Additional Earnings Rider

End Notes:

[1]	There is an additional charge for these optional features.
[2]	Eligible Riders are no longer available.

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[3]

Certain death benefits are offered under the New Policies which are also listed as available under Existing Policies. While these death benefits may have the same name they may not be identical and may have differences including different fees and partial withdrawal adjustments.

[4]	This chart does not generally list Living Benefit Riders or other optional riders which were not available to Owners of Existing Policies who elected one of the Eligible Riders.

You should review the prospectuses for the Existing Policy and the New Policy, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative and tax advisor before you submit a Trade In request to the Company. You may obtain an additional copy of an Existing Policy prospectus or New Policy prospectus free of charge by contacting us at (866) 298-0938.

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APPENDIX A

ENHANCEMENT AMOUNT CALCULATION

The following hypothetical examples illustrate how we calculate the Enhancement Amount for an Existing Policy with an Eligible Rider and with and without a surrender charge:

EXAMPLE 1:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	none
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$59,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $59,850.00 = $20,150.00

EXAMPLE 2:

Assumptions:

GMIB Base:	$100,000.00
Policy Value:	$60,000.00
Surrender Charges:	$2,000.000
Pro-Rated Rider Fees:	$150.00 (assumes 1/3 of a year @ 0.45%)
Cash Surrender Value:	$57,850.00

Offer Amount:

$100,000.00 x 0.80 = $80,000.00

Offer Amount above Cash Surrender Value:

$80,000.00 - $57,850.00 = $22,150.00

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APPENDIX B

LIVING BENEFIT RIDER COMPARISON

You should be aware that there are significant differences between the Eligible Riders available under the Existing Policies and the optional living benefit benefits riders under the New Policies. A summary of some important features of the riders appear in the charts below. You should not rely solely on this chart in examining the differences between the riders. Please read and carefully review the terms of your Existing Policy and Eligible Rider, prospectus and other information pertaining to the New Policy.

•	Benefit Features

The Eligible Riders under the Existing Policies include the following features:

Rider Name(s)	Feature
Family Income Protector

The “family income protector” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 10 years. The minimum annuitization value is:

•    the policy value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program

The “managed annuity program” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Managed Annuity Program II

The “managed annuity program II” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent adjusted partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 5% per year.

Guaranteed Minimum Income Benefit (WRL)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value. The minimum annuitization value is:

•    the annuity value on the date the rider is issued; plus

•    any additional premium payments; minus

•    any adjustment for any withdrawals made after the date the rider is issued;

•    which is accumulated at the annual growth rate; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

Guaranteed Minimum Income Benefit (Dreyfus)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value after 7 years. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)   the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted and any premium taxes after the date of the largest account value); or

2)   the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective up to:

a)         the rider anniversary prior to the annuitant’s 81st birthday;

b)         the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

The annual effective interest rate is currently 6% per year.

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Guaranteed Minimum Income Benefit (Advisor)

The “guaranteed minimum income benefit” assures you of a minimum level of income in the future by guaranteeing a minimum income base. The minimum income base is:

•    the policy value on the date the rider is issued; plus

•    any subsequent premium payments; minus

•    any subsequent partial surrenders;

•    all of which is accumulated at the annual growth rate from the date of each transaction; minus

•    any premium taxes.

The annual growth rate is currently 6% per year.

The optional living benefits under the New Policies include the following features:

Rider Name(s)	Feature
Living Benefits

•      Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

•      Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

Retirement Income Choice 1.2

•      Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•      Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•      Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Retirement Income Max

•      Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from Transamerica, if necessary) regardless of the performance of the designated investment option(s).

•      Growth—On each of the first 10 rider anniversaries, Transamerica adds an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

•      Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Income Link

•      Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from Transamerica, if necessary) which are based on a withdrawal percentage that is higher for a defined period and lower thereafter regardless of the performance of the designated investment option(s).

•      Automatic Step-Up— Transamerica will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

•	Investment Restrictions

There are no investment restrictions applicable under the Eligible Riders. Investment restrictions apply under the optional living benefits under the New Policies.

•	Fees

The fees (annual rate, as a % of annuitization base) for the Eligible Riders are currently:

Rider Name	Fee
Family Income Protector	0.30%
Guaranteed Minimum Income Benefit	0.30% - 0.50%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

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The fees (annual rate, as a % of total withdrawal base) for the optional living benefit riders under the New Policies are currently:

Rider Name	Fee
Living Benefits Rider	0.90%
Retirement Income Choice 1.2 Rider
Base Benefit	0.70% - 1.55%
Open Investment Option	1.25%
Additional Benefits
Death Benefit	0.25% (single) 0.20% (joint)
Income Enhancement	0.30% (single) 0.50% (joint)
Income Link Rider	0.90%
Retirement Income Max Rider	1.25%

For the optional living benefit riders under the New Policies, the above current rider fees are subject to increase up to a maximum rider fee disclosed in the prospectus in the event of an automatic step up (which you can opt out of).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

34

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2012

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica FreedomSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2012, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2012

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

3

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

4

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

6

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

7

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b)  the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law — e.g., civil union partners and same-sex marriage spouses — may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The policy may include optional death benefit features, the value of which may exceed the value of the policy or premium payments made under the policy. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

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For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium

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payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

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B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000063641 = Z = 1.01484864
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

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The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into

19

consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

20

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated

21

based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

22

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2011, 2010 and 2009 the amounts paid to TCI in connection with all policies sold through the separate account were $10,834,875, $9,529,339 and $10,063,056, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

23

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2011 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

24

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica FreedomSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

25

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

	Year	Separate Account Expense 2.35%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.025360	$1.025483	0.000
Subaccount Inception Date May 1, 2002	2010	$0.965395	$1.025360	4,809.495
	2009	$0.791064	$0.965395	36,603.301
	2008	$1.000000	$0.791064	25,794.608
TA Asset Allocation - Moderate - Service Class	2011	$1.010826	$0.990560	1,825,026.386
Subaccount Inception Date May 1, 2002	2010	$0.939349	$1.010826	2,234,645.865
	2009	$0.761839	$0.939349	2,310,531.733
	2008	$1.000000	$0.761839	404,624.442
TA Asset Allocation - Moderate Growth - Service Class	2011	$0.978872	$0.934669	1,341,822.739
Subaccount Inception Date May 1, 2002	2010	$0.891308	$0.978872	1,416,892.900
	2009	$0.713422	$0.891308	1,603,360.459
	2008	$1.000000	$0.713422	1,125,198.796
TA International Moderate Growth - Service Class	2011	$0.928410	$0.838772	861,839.394
Subaccount Inception Date May 1, 2006	2010	$0.861942	$0.928410	940,227.247
	2009	$0.682134	$0.861942	908,777.419
	2008	$1.000000	$0.682134	462,486.792
TA PIMCO Total Return - Service Class	2011	$1.080675	$1.118738	80,939.985
Subaccount Inception Date May 1, 2002	2010	$1.034332	$1.080675	126,132.538
	2009	$0.914573	$1.034332	191,381.210
	2008	$1.000000	$0.914573	0.000
TA Efficient Markets - Service Class	2011	$1.309423	$1.251387	49,256.842
Subaccount Inception Date November 10, 2008	2010	$1.192580	$1.309423	50,761.081
	2009	$1.035634	$1.192580	2,045.146
	2008	$1.000000	$1.035634	0.000
TA Multi-Managed Balanced - Service Class	2011	$1.087704	$1.102657	152,896.261
Subaccount Inception Date May 1, 2002	2010	$0.898631	$1.087704	65,681.892
	2009	$0.730313	$0.898631	0.000
	2008	$1.000000	$0.730313	0.000
TA AEGON Money Market - Service Class	2011	$0.952007	$0.930268	26,492.733
Subaccount Inception Date July 5, 1994	2010	$0.974345	$0.952007	0.000
	2009	$0.997130	$0.974345	410,140.730
	2008	$1.000000	$0.997130	499,848.546
TA AEGON U.S. Government Securities - Service Class	2011	$1.064206	$1.115588	0.000
Subaccount Inception Date August 3, 1994	2010	$1.045079	$1.064206	0.000
	2009	$1.026549	$1.045079	0.000
	2008	$1.000000	$1.026549	24,796.039
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.066205	$1.074850	0.000
Subaccount inception date November 19, 2009	2010	$0.997267	$1.066205	0.000
	2009	$0.999936	$0.997267	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.001395	$0.992803	109,564.307
Subaccount Inception Date May 1, 2008	2010	$0.925927	$1.001395	109,564.307
	2009	$0.813250	$0.925927	109,564.307
	2008	$1.000000	$0.813250	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.35%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index - Growth - Service Class	2011	$0.953742	$0.921315	25,197.772
Subaccount Inception Date May 1, 2008	2010	$0.863815	$0.953742	85,954.038
	2009	$0.717740	$0.863815	112,931.656
	2008	$1.000000	$0.717740	25,744.346
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2011	$1.320670	$1.248542	0.000
Subaccount Inception Date November 10, 2008	2010	$1.227904	$1.320670	41,033.365
	2009	$1.011815	$1.227904	59,166.767
	2008	$1.000000	$1.011815	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.029180	$0.967124	205,680.432
Subaccount Inception Date May 1, 2008	2010	$0.894518	$1.029180	205,267.207
	2009	$0.661888	$0.894518	210,572.384
	2008	$1.000000	$0.661888	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.349963	$1.295080	101,026.914
Subaccount Inception Date November 10, 2008	2010	$1.255171	$1.349963	103,889.394
	2009	$0.989162	$1.255171	56,305.886
	2008	$1.000000	$0.989162	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2011	$1.103903	$1.089402	58,640.577
Subaccount inception date November 19, 2009	2010	$1.007176	$1.103903	58,640.577
	2009	$0.989759	$1.007176	0.000
American Funds - Bond Fund - Class 2(4)	2011	$1.029604	$1.064318	0.000
Subaccount inception date November 19, 2009	2010	$0.992900	$1.029604	0.000
	2009	$1.000880	$0.992900	0.000
GE Investments Total Return Fund - Class 3(3)	2011	$1.069482	$1.010614	0.000
Subaccount inception date November 19, 2009	2010	$1.002820	$1.069482	0.000
	2009	$0.988791	$1.002820	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date December 9, 2011	2011	$1.000000	$1.004754	0.000

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.068157	$1.069856	243,810.470
Subaccount Inception Date May 1, 2002	2010	$1.004220	$1.068157	481,857.524
	2009	$0.821678	$1.004220	293,728.261
	2008	$1.068508	$0.821678	363,493.084
	2007	$1.028896	$1.068508	1,573,755.975
	2006	$1.000000	$1.028896	2,143,204.101
TA Asset Allocation - Growth - Service Class	2011	$0.919857	$0.848826	3,415,243.552
Subaccount Inception Date May 1, 2002	2010	$0.819964	$0.919857	3,635,043.696
	2009	$0.646892	$0.819964	4,377,934.086
	2008	$1.097527	$0.646892	5,195,878.118
	2007	$1.043203	$1.097527	5,036,939.314
	2006	$1.000000	$1.043203	1,906,930.691
TA Asset Allocation - Moderate - Service Class	2011	$1.048391	$1.028864	3,046,578.069
Subaccount Inception Date May 1, 2002	2010	$0.972831	$1.048391	3,055,463.697
	2009	$0.787834	$0.972831	3,141,510.807
	2008	$1.091028	$0.787834	3,298,802.556
	2007	$1.035102	$1.091028	4,569,216.810
	2006	$1.000000	$1.035102	3,190,266.680

27

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2011	$0.988358	$0.945112	5,034,528.535
Subaccount Inception Date May 1, 2002	2010	$0.898622	$0.988358	5,320,818.889
	2009	$0.718227	$0.898622	6,160,354.935
	2008	$1.094403	$0.718227	6,219,743.049
	2007	$1.039992	$1.094403	5,561,161.806
	2006	$1.000000	$1.039992	1,911,071.352
TA International Moderate Growth - Service Class	2011	$0.926307	$0.838098	478,352.639
Subaccount Inception Date May 1, 2006	2010	$0.858728	$0.926307	488,434.816
	2009	$0.678604	$0.858728	536,162.426
	2008	$1.089131	$0.678604	790,843.353
	2007	$1.026078	$1.089131	1,063,852.301
	2006	$1.000000	$1.026078	271,758.683
TA BlackRock Global Allocation - Service Class(1)	2011	$1.285208	$1.208286	268,276.105
Subaccount inception date May 1, 2009	2010	$1.197677	$1.285208	269,439.830
	2009	$1.000000	$1.197677	116,933.347
TA BlackRock Large Cap Value - Service Class	2011	$0.838327	$0.840479	487,517.517
Subaccount Inception Date May 1, 2000	2010	$0.777810	$0.838327	499,350.942
	2009	$0.699058	$0.777810	389,339.166
	2008	$1.083638	$0.699058	148,217.637
	2007	$1.061455	$1.083638	388,233.301
	2006	$1.000000	$1.061455	0.000
TA BlackRock Tactical Allocation - Service Class	2011	$1.307733	$1.327540	39,050.195
Subaccount inception date May 1, 2009	2010	$1.201415	$1.307733	0.000
	2009	$1.000000	$1.201415	0.000
TA Clarion Global Real Estate Securities - Service Class	2011	$0.926856	$0.852434	32,754.235
Subaccount Inception Date May 1, 2002	2010	$0.821542	$0.926856	32,427.720
	2009	$0.631266	$0.821542	32,769.651
	2008	$1.122061	$0.631266	20,620.132
	2007	$1.231988	$1.122061	19,937.821
	2006	$1.000000	$1.231988	0.000
TA Janus Balanced - Service Class	2011	$0.993730	$0.867249	52,334.626
Subaccount inception date November 19, 2009	2010	$0.985042	$0.993730	52,624.061
	2009	$0.986556	$0.985042	0.000
TA Hanlon Balanced - Service Class	2011	$0.963337	$0.910519	104,244.907
Subaccount inception Date November 19, 2009	2010	$1.019844	$0.963337	104,821.421
	2009	$0.998143	$1.019844	0.000
TA Hanlon Growth - Service Class	2011	$0.991502	$0.857507	0.000
Subaccount Inception date November 19, 2009	2010	$1.020512	$0.991502	44,573.959
	2009	$0.996382	$1.020512	0.000
TA Hanlon Growth and Income - Service Class	2011	$0.978448	$0.885991	0.000
Subaccount inception date November 19, 2009	2010	$1.020512	$0.978448	0.000
	2009	$0.997250	$1.021595	0.000
TA Hanlon Income - Service Class	2011	$0.982444	$0.989504	40,194.904
Subaccount inception date November 19, 2009	2010	$1.002869	$0.982444	131,696.599
	2009	$0.999940	$1.002869	0.000
TA JPMorgan Mid Cap Value - Service Class	2011	$1.236422	$1.230789	0.000
Subaccount inception date November 19, 2009	2010	$1.028818	$1.236422	0.000
	2009	$0.985139	$1.028818	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2011	$0.964818	$0.948565	45,564.728
Subaccount Inception Date May 1, 1997	2010	$0.858510	$0.964818	45,613.200
	2009	$0.678498	$0.858510	45,718.456
	2008	$1.109967	$0.678498	45,749.882
	2007	$1.087719	$1.109967	32,453.027
	2006	$1.000000	$1.087719	0.000
TA Jennison Growth - Service Class	2011	$1.013030	$0.983620	134,965.188
Subaccount Inception Date November 20, 1996	2010	$0.924589	$1.013030	96,620.272
	2009	$0.671651	$0.924589	35,764.412
	2008	$1.091552	$0.671651	3,910.540
	2007	$1.002625	$1.091552	3,915.747
	2006	$1.000000	$1.002625	0.000
TA Morgan Stanley Capital Growth - Service Class	2011	$1.021451	$0.939648	55,452.019
Subaccount Inception Date May 1, 2000	2010	$0.821415	$1.021451	57,913.580
	2009	$0.658077	$0.821415	13,883.091
	2008	$1.059916	$0.658077	26,454.857
	2007	$1.075152	$1.059916	27,187.635
	2006	$1.000000	$1.075152	2,842.029
TA AEGON High Yield Bond - Service Class	2011	$1.208239	$1.235927	10,787.035
Subaccount Inception Date June 2, 1998	2010	$1.100861	$1.208239	10,787.035
	2009	$0.766090	$1.100861	47,413.660
	2008	$1.050501	$0.766090	10,787.035
	2007	$1.055504	$1.050501	0.000
	2006	$1.000000	$1.055504	0.000
TA MFS International Equity - Service Class	2011	$0.990792	$0.870421	95,248.930
Subaccount Inception Date May 1, 2001	2010	$0.917981	$0.990792	95,193.932
	2009	$0.709461	$0.917981	95,216.484
	2008	$1.124963	$0.709461	108,299.751
	2007	$1.056173	$1.124963	89,784.879
	2006	$1.000000	$1.056173	0.000
TA PIMCO Total Return - Service Class	2011	$1.236499	$1.281914	233,494.309
Subaccount Inception Date May 1, 2002	2010	$1.181738	$1.236499	233,888.522
	2009	$1.043383	$1.181738	153,777.837
	2008	$1.100224	$1.043383	47,712.577
	2007	$1.033553	$1.100224	0.000
	2006	$1.000000	$1.033553	0.000
TA T. Rowe Price Small Cap - Service Class	2011	$1.113883	$1.106446	68,484.751
Subaccount Inception Date May 1, 2000	2010	$0.849152	$1.113883	68,484.751
	2009	$0.627366	$0.849152	17,614.100
	2008	$1.008290	$0.627366	13,717.148
	2007	$0.943135	$1.008290	111,651.926
	2006	$1.000000	$0.943135	3,149.091
TA WMC Diversified Equity - Service Class	2011	$0.945221	$0.858292	0.000
Subaccount Inception Date May 1, 2000	2010	$0.828849	$0.945221	352,744.776
	2009	$0.662573	$0.828849	340,951.624
	2008	$1.205308	$0.662573	30,170.900
	2007	$1.071454	$1.205308	379,588.557
	2006	$1.000000	$1.071454	2,852.118
TA Efficient Markets - Service Class	2011	$1.313547	$1.257159	0.000
Subaccount Inception Date November 10, 2008	2010	$1.194573	$1.313547	0.000
	2009	$1.035841	$1.194573	0.000
	2008	$1.000000	$1.035841	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2011	$1.117673	$1.134703	5,546.721
Subaccount Inception Date May 1, 2002	2010	$0.922028	$1.117673	46,109.814
	2009	$0.748230	$0.922028	5,561.455
	2008	$1.134220	$0.748230	5,571.693
	2007	$1.022538	$1.134220	0.000
	2006	$1.000000	$1.022538	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$0.966094	$0.961082	34,407.711
Subaccount Inception Date May 1, 2002	2010	$0.904570	$0.966094	36,907.224
	2009	$0.704811	$0.904570	37,729.323
	2008	$1.143446	$0.704811	51,112.315
	2007	$0.988035	$1.143446	26,214.820
	2006	$1.000000	$0.988035	9,247.845
TA WMC Diversified Growth - Service Class	2011	$0.873044	$0.820723	570,919.895
Subaccount Inception Date May 1, 2000	2010	$0.759470	$0.873044	220,411.864
	2009	$0.602171	$0.759470	221,029.047
	2008	$1.143504	$0.602171	234,309.589
	2007	$1.007202	$1.143504	230,523.398
	2006	$1.000000	$1.007202	15,277.502
TA Morgan Stanley Growth Opportunities - Service Class	2011	$1.170532	$1.039762	0.000
Subaccount Inception Date May 1, 2001	2010	$0.884251	$1.170532	8,012.830
	2009	$0.661959	$0.884251	9,577.885
	2008	$1.148032	$0.661959	28,100.634
	2007	$0.956050	$1.148032	27,368.535
	2006	$1.000000	$0.956050	6,237.915
TA AEGON Money Market - Service Class	2011	$0.997158	$0.975803	250,888.253
Subaccount Inception Date July 5, 1994	2010	$1.019041	$0.997158	252,275.766
	2009	$1.041332	$1.019041	927,845.482
	2008	$1.041763	$1.041332	2,219,365.276
	2007	$1.016363	$1.041763	886,750.385
	2006	$1.000000	$1.016363	93,545.393
TA Systematic Small Mid Cap Value - Service Class	2011	$1.169323	$1.111484	9,579.076
Subaccount Inception Date July 5, 1994	2010	$0.918896	$1.169323	9,579.076
	2009	$0.657184	$0.918896	9,579.076
	2008	$1.000000	$0.657184	9,579.076
TA AEGON U.S. Government Securities - Service Class	2011	$1.169916	$1.228210	115,264.481
Subaccount Inception Date August 3, 1994	2010	$1.147205	$1.169916	82,842.104
	2009	$1.125215	$1.147205	5,257.962
	2008	$1.070646	$1.125215	200,535.739
	2007	$1.034510	$1.070646	0.000
	2006	$1.000000	$1.034510	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.067950	$1.078189	0.000
Subaccount inception date November 19, 2009	2010	$0.997437	$1.067950	0.000
	2009	0.999940	$0.997437	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.005336	$0.998177	0.000
Subaccount Inception Date May 1, 2008	2010	$0.928203	$1.005336	0.000
	2009	$0.814052	$0.928203	0.000
	2008	$1.000000	$0.814052	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$0.957485	$0.926287	0.000
Subaccount Inception Date May 1, 2008	2010	$0.865935	$0.957485	0.000
	2009	$0.718445	$0.865935	0.000
	2008	$1.000000	$0.718445	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.145626	$1.077071	0.000
Subaccount inception date November 19, 2009	2010	$1.023376	$1.145626	0.000
	2009	$0.999940	$1.023376	0.000
TA Morgan Stanley Active International Allocation - Service Class	2011	$0.922243	$0.770965	387,585.144
Subaccount Inception Date July 5, 1994	2010	$0.871065	$0.922243	392,583.776
	2009	$0.708350	$0.871065	327,745.851
	2008	$1.187790	$0.708350	130,440.550
	2007	$1.053195	$1.187790	383,655.125
	2006	$1.000000	$1.053195	10,634.168
TA Multi Managed Large Cap Core - Service Class	2011	$1.052378	$1.003668	51,990.899
Subaccount Inception Date July 5, 1994	2010	$0.904751	$1.052378	51,726.172
	2009	$0.637320	$0.904751	53,582.314
	2008	$1.127087	$0.637320	31,643.822
	2007	$1.057444	$1.127087	31,156.019
	2006	$1.000000	$1.057444	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.270460	$1.157159	32,560.540
Subaccount Inception Date May 1, 2001	2010	$0.971986	$1.270460	52,988.072
	2009	$0.620384	$0.971986	25,642.898
	2008	$1.183888	$0.620384	33,665.161
	2007	$0.989934	$1.183888	33,207.000
	2006	$1.000000	$0.989934	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.746820	$0.705960	0.000
Subaccount Inception Date May 1, 2002	2010	$0.713676	$0.746820	0.000
	2009	$0.493700	$0.713676	0.000
	2008	$1.049205	$0.493700	0.000
	2007	$1.057997	$1.049205	0.000
	2006	$1.000000	$1.057997	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.802528	$0.721556	0.000
Subaccount Inception Date May 1, 2002	2010	$0.711919	$0.802528	0.000
	2009	$0.602721	$0.711919	0.000
	2008	$1.073747	$0.602721	0.000
	2007	$0.982258	$1.073747	0.000
	2006	$1.000000	$0.982258	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2011	$1.324830	$1.254301	0.000
Subaccount Inception Date November 10, 2008	2010	$1.229961	$1.324830	0.000
	2009	$1.012024	$1.229961	0.000
	2008	$1.000000	$1.012024	0.000
AllianceBernstein Growth and Income Portfolio – Class B(3)	2011	$0.852669	$0.885000	136,379.006
Subaccount Inception Date May 1, 2001	2010	$0.772547	$0.852669	137,133.242
	2009	$0.656049	$0.772547	137,891.645
	2008	$1.130667	$0.656049	0.000
	2007	$1.102114	$1.130667	0.000
	2006	$1.000000	$1.102114	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.930742	$0.876558	132,088.839
Subaccount Inception Date May 1, 2001	2010	$0.866064	$0.930742	132,801.440
	2009	$0.645570	$0.866064	167,322.111
	2008	$1.096458	$0.645570	3,943.216
	2007	$0.986416	$1.096458	3,948.462
	2006	$1.000000	$0.986416	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.033236	$0.972358	0.000
Subaccount Inception Date May 1, 2008	2010	$0.896724	$1.033236	0.000
	2009	$0.662544	$0.896724	0.000
	2008	$1.000000	$0.662544	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$0.999136	$0.950446	363,963.040
Subaccount Inception Date May 1, 2000	2010	$0.873279	$0.999136	369,402.061
	2009	$0.658823	$0.873279	325,026.931
	2008	$1.175023	$0.658823	135,896.477
	2007	$1.023854	$1.175023	480,594.411
	2006	$1.000000	$1.023854	10,470.704
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$0.869942	$0.856821	32,167.581
Subaccount Inception Date May 1, 2000	2010	$0.773660	$0.869942	32,174.864
	2009	$0.608766	$0.773660	32,182.942
	2008	$1.088069	$0.608766	38,772.723
	2007	$1.098172	$1.088069	32,464.068
	2006	$1.000000	$1.098172	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.976488	$0.955198	59,401.268
Subaccount Inception Date May 1, 2001	2010	$0.805695	$0.976488	105,904.127
	2009	$0.643474	$0.805695	24,943.660
	2008	$1.248218	$0.643474	43,449.798
	2007	$1.007280	$1.248218	42,777.592
	2006	$1.000000	$1.007280	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.122728	$0.979370	304,974.459
Subaccount Inception Date May 1, 2000	2010	$0.892420	$1.122728	307,196.320
	2009	$0.652621	$0.892420	272,750.796
	2008	$1.104504	$0.652621	80,990.115
	2007	$0.978803	$1.104504	466,289.976
	2006	$1.000000	$0.978803	12,464.735
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$0.987886	$0.879291	36,831.024
Subaccount Inception Date May 1, 2002	2010	$0.799135	$0.987886	37,863.659
	2009	$0.519691	$0.799135	42,267.109
	2008	$1.090425	$0.519691	50,495.667
	2007	$1.057031	$1.090425	13,901.005
	2006	$1.000000	$1.057031	0.000
Franklin Income Securities Fund - Class 2	2011	$0.971805	$0.973601	25,124.056
Subaccount Inception Date May 1, 2007	2010	$0.881467	$0.971805	31,099.895
	2009	$0.664363	$0.881467	32,778.428
	2008	$0.965310	$0.664363	35,490.995
	2007	$1.000000	$0.965310	18,521.743
Mutual Shares Securities Fund - Class 2	2011	$0.792160	$0.767065	0.000
Subaccount Inception Date May 1, 2007	2010	$0.728066	$0.792160	0.000
	2009	$0.590319	$0.728066	0.000
	2008	$0.959380	$0.590319	0.000
	2007	$1.000000	$0.959380	0.000
Templeton Foreign Securities Fund - Class 2	2011	$0.882399	$0.771609	558,033.620
Subaccount Inception Date May 1, 2007	2010	$0.831865	$0.882399	559,511.742
	2009	$0.620360	$0.831865	497,986.577
	2008	$1.063477	$0.620360	62,921.714
	2007	$1.000000	$1.063477	637,123.559
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.354217	$1.301070	0.000
Subaccount Inception Date November 10, 2008	2010	$1.257278	$1.354217	0.000
	2009	$0.989357	$1.257278	0.000
	2008	$1.000000	$0.989357	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.186832	$1.142148	10,251.385
Subaccount Inception Date October 9, 2000	2010	$0.966318	$1.186832	48,865.395
	2009	$0.683719	$0.966318	10,258.208
	2008	$1.244769	$0.683719	54,114.915
	2007	$1.045077	$1.244769	3,490.881
	2006	$1.000000	$1.045077	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.968994	$0.815537	28,038.857
Subaccount Inception Date October 9, 2000	2010	$0.857255	$0.968994	23,468.208
	2009	$0.637625	$0.857255	23,468.208
	2008	$1.180831	$0.637625	29,768.100
	2007	$1.103619	$1.180831	29,311.097
	2006	$1.000000	$1.103619	0.000
MFS® New Discovery Series – Service Class	2011	$1.259972	$1.103507	12,366.293
Subaccount Inception Date May 1, 2002	2010	$0.947224	$1.259972	5,743.634
	2009	$0.594189	$0.947224	5,743.634
	2008	$1.004175	$0.594189	5,743.634
	2007	$1.003807	$1.004175	0.000
	2006	$1.000000	$1.003807	0.000
MFS® Total Return Series – Service Class	2011	$1.018373	$1.012291	117,209.460
Subaccount Inception Date May 1, 2002	2010	$0.949322	$1.018373	117,471.028
	2009	$0.824129	$0.949322	16,460.849
	2008	$1.084369	$0.824129	26,691.046
	2007	$1.066387	$1.084369	31,479.282
	2006	$1.000000	$1.066387	5,684.633
American Funds - Asset Allocation Fund - Class 2(4)	2011	$1.105694	$1.092766	0.000
Subaccount inception date November 19, 2009	2010	$1.007351	$1.105694	0.000
	2009	$0.989763	$1.007351	0.000
American Funds - Bond Fund - Class 2(4)	2011	$1.031303	$1.067624	222,291.441
Subaccount inception date November 19, 2009	2010	$0.993075	$1.031303	222,291.441
	2009	$1.000884	$0.993075	0.000
American Funds - Growth Fund - Class 2(4)	2011	$1.160449	$1.083781	92,287.616
Subaccount inception date November 19, 2009	2010	$1.002214	$1.160449	92,287.616
	2009	$0.986466	$1.002214	0.000
American Funds - Growth-Income Fund - Class 2(4)	2011	$1.095372	$1.049151	0.000
Subaccount inception date November 19, 2009	2010	$1.007604	$1.095372	0.000
	2009	$0.986787	$1.007604	0.000
American Funds - International Fund - Class 2(4)	2011	$1.025002	$0.860381	0.000
Subaccount inception date November 19, 2009	2010	$0.979738	$1.025002	0.000
	2009	$0.982897	$0.979738	0.000
GE Investments Total Return Fund - Class 3(3)	2011	$1.071233	$1.013756	0.000
Subaccount inception date November 19, 2009	2010	$1.002991	$1.071233	0.000
	2009	$0.988795	$1.002991	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2011	$1.000000	$0.956089	0.000
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2011	$1.000000	$0.975814	0.000
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2011	$1.000000	$0.915678	50,901.156
Subaccount inception date May 1, 2011
TA JPMorgan Core Bond - Service Class	2011	$1.000000	$1.039188	0.000
Subaccount inception date May 1, 2011

33

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.20%
Subaccount		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2011	$1.000000	$0.990586	0.000
Subaccount inception date May 1, 2011
TA PIMCO Real Return TIPS - Service Class	2011	$1.000000	$1.061576	0.000
Subaccount inception date May 1, 2011

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.410588	$1.413530	1,057,160.455
Subaccount Inception Date May 1, 2002	2010	$1.325501	$1.410588	1,873,931.402
	2009	$1.084034	$1.325501	1,928,458.053
	2008	$1.408993	$1.084034	2,482,622.017
	2007	$1.356090	$1.408993	1,435,409.234
	2006	$1.269130	$1.356090	953,384.333
	2005	$1.234511	$1.269130	1,137,676.082
	2004	$1.152278	$1.234511	536581.000
	2003	$1.000000	$1.152278	179,972.944
TA Asset Allocation - Growth - Service Class	2011	$1.513002	$1.396856	2,258,430.608
Subaccount Inception Date May 1, 2002	2010	$1.348037	$1.513002	2,939,679.866
	2009	$1.062976	$1.348037	3,414,953.644
	2008	$1.802573	$1.062976	3,468,484.844
	2007	$1.712514	$1.802573	6,034,694.788
	2006	$1.517400	$1.712514	6,159,837.425
	2005	$1.384807	$1.517400	4,021,906.068
	2004	$1.241984	$1.384807	3,064,722.000
	2003	$1.000000	$1.241984	1,201,091.477
TA Asset Allocation - Moderate - Service Class	2011	$1.480090	$1.453235	2,111,399.059
Subaccount Inception Date May 1, 2002	2010	$1.372753	$1.480090	2,282,409.428
	2009	$1.111167	$1.372753	2,590,206.086
	2008	$1.538027	$1.111167	2,991,827.462
	2007	$1.458473	$1.538027	4,795,439.912
	2006	$1.339544	$1.458473	5,131,712.692
	2005	$1.277203	$1.339544	5,115,110.568
	2004	$1.174098	$1.277203	2,730,131.000
	2003	$1.000000	$1.174098	679,194.714
TA Asset Allocation - Moderate Growth - Service Class	2011	$1.512466	$1.446990	4,927,154.830
Subaccount Inception Date May 1, 2002	2010	$1.374483	$1.512466	4,665,739.697
	2009	$1.098022	$1.374483	4,835,060.473
	2008	$1.672295	$1.098022	5,083,316.971
	2007	$1.588385	$1.672295	6,214,163.500
	2006	$1.428964	$1.588385	7,677,330.281
	2005	$1.330451	$1.428964	5,310,495.972
	2004	$1.201059	$1.330451	3,097,756.000
	2003	$1.000000	$1.201059	939,048.775
TA International Moderate Growth - Service Class	2011	$0.928429	$0.840438	607,106.091
Subaccount Inception Date May 1, 2006	2010	$0.860268	$0.928429	419,643.703
	2009	$0.679492	$0.860268	474,493.549
	2008	$1.090028	$0.679492	497,882.501
	2007	$1.026410	$1.090028	367,405.065
	2006	$1.000000	$1.026410	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
TA BlackRock Large Cap Value - Service Class	2011	$1.482471	$1.487002	727,182.637
Subaccount Inception Date May 1, 2000	2010	$1.374770	$1.482471	774,900.793
	2009	$1.234971	$1.374770	495,017.361
	2008	$1.913440	$1.234971	255,162.008
	2007	$1.873346	$1.913440	279,474.301
	2006	$1.640798	$1.873346	253,213.360
	2005	$1.448152	$1.640798	248,333.372
	2004	$1.253702	$1.448152	78,011.000
	2003	$1.000000	$1.253702	42,002.324
TA BlackRock Tactical Allocation - Service Class	2011	$1.091672	$1.108752	0.000
Subaccount inception date May 1, 2009	2010	$1.002432	$1.091672	0.000
	2009	$0.993347	$1.002432	0.000
TA Clarion Global Real Estate Securities - Service Class	2011	$1.900236	$1.748527	187,571.774
Subaccount Inception Date May 1, 2002	2010	$1.683496	$1.900236	204,685.485
	2009	$1.292959	$1.683496	185,759.138
	2008	$2.297071	$1.292959	248,337.983
	2007	$2.520868	$2.297071	252,795.159
	2006	$1.814388	$2.520868	294,762.732
	2005	$1.637432	$1.814388	366,181.528
	2004	$1.262459	$1.637432	266,453.000
	2003	$1.000000	$1.262459	63,434.115
TA JPMorgan Mid Cap Value - Service Class	2011	$1.237099	$1.232065	0.000
Subaccount inception date November 19, 2009	2010	$1.028874	$1.237099	0.000
	2009	$0.985141	$1.028874	0.000
TA JPMorgan Enhanced Index - Service Class	2011	$1.326274	$1.304571	91,759.111
Subaccount Inception Date May 1, 1997	2010	$1.179562	$1.326274	91,959.668
	2009	$0.931759	$1.179562	101,832.525
	2008	$1.523527	$0.931759	94,706.021
	2007	$1.492264	$1.523527	94,971.323
	2006	$1.325861	$1.492264	358,336.370
	2005	$1.312320	$1.325861	1,372,078.604
	2004	$1.210944	$1.312320	1,113,351.000
	2003	$1.000000	$1.210944	0.000
TA Jennison Growth - Service Class	2011	$1.429363	$1.388542	627,661.776
Subaccount Inception Date November 20, 1996	2010	$1.303937	$1.429363	685,267.091
	2009	$0.946742	$1.303937	39,633.086
	2008	$1.537870	$0.946742	15,325.946
	2007	$1.411887	$1.537870	15,325.946
	2006	$1.419451	$1.411887	15,325.946
	2005	$1.277195	$1.419451	17,116.169
	2004	$1.198453	$1.277195	40,745.000
	2003	$1.000000	$1.198453	0.000
TA Morgan Stanley Capital Growth - Service Class	2011	$1.517316	$1.396493	157,965.660
Subaccount Inception Date May 1, 2000	2010	$1.219584	$1.517316	192,823.192
	2009	$0.976595	$1.219584	194,647.348
	2008	$1.572158	$0.976595	202,655.826
	2007	$1.593965	$1.572158	269,248.002
	2006	$1.376368	$1.593965	410,726.323
	2005	$1.354336	$1.376368	298,608.359
	2004	$1.270508	$1.354336	265,380.000
	2003	$1.000000	$1.270508	67,280.160

35

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2011	$1.429973	$1.463459	79,846.257
Subaccount Inception Date June 2, 1998	2010	$1.302247	$1.429973	614,636.683
	2009	$0.905796	$1.302247	661,375.335
	2008	$1.241463	$0.905796	721,162.519
	2007	$1.246751	$1.241463	100,722.824
	2006	$1.151260	$1.246751	104,493.839
	2005	$1.158535	$1.151260	108,140.740
	2004	$1.080784	$1.158535	175,332.000
	2003	$1.000000	$1.080784	157,622.638
TA MFS International Equity - Service Class	2011	$1.740377	$1.529699	90,675.200
Subaccount Inception Date May 1, 2001	2010	$1.611688	$1.740377	91,686.741
	2009	$1.244990	$1.611688	94,923.154
	2008	$1.973156	$1.244990	99,549.722
	2007	$1.851605	$1.973156	235,625.538
	2006	$1.538650	$1.851605	247,769.548
	2005	$1.398004	$1.538650	261,854.317
	2004	$1.250244	$1.398004	177,027.000
	2003	$1.000000	$1.250244	102,017.265
TA PIMCO Total Return - Service Class	2011	$1.250055	$1.296607	1,045,051.781
Subaccount Inception Date May 1, 2002	2010	$1.194111	$1.250055	1,189,263.952
	2009	$1.053799	$1.194111	1,261,928.300
	2008	$1.110668	$1.053799	700,796.489
	2007	$1.042860	$1.110668	971,174.920
	2006	$1.025258	$1.042860	928,230.457
	2005	$1.026377	$1.025258	1,000,389.363
	2004	$1.006080	$1.026377	658,356.000
	2003	$1.000000	$1.006080	239,952.455
TA T. Rowe Price Small Cap - Service Class	2011	$1.850689	$1.839225	174,002.483
Subaccount Inception Date May 1, 2000	2010	$1.410149	$1.850689	200,914.667
	2009	$1.041318	$1.410149	203,157.795
	2008	$1.672766	$1.041318	194,406.272
	2007	$1.563893	$1.672766	178,833.197
	2006	$1.545814	$1.563893	404,819.697
	2005	$1.430228	$1.545814	378,416.860
	2004	$1.326829	$1.430228	313,716.000
	2003	$1.000000	$1.326829	101,816.725
TA WMC Diversified Equity - Service Class	2011	$1.161435	$1.055138	0.000
Subaccount Inception Date May 1, 2000	2010	$1.017952	$1.161435	641,308.505
	2009	$0.813353	$1.017952	602,949.933
	2008	$1.478894	$0.813353	4,755.102
	2007	$1.314007	$1.478894	4,755.102
	2006	$1.133136	$1.314007	0.000
	2005	$1.079394	$1.133136	4,432.714
	2004	$1.201198	$1.079394	4,350.000
	2003	$1.000000	$1.201198	0.000
TA Efficient Markets - Service Class	2011	$1.314939	$1.259112	0.000
Subaccount Inception Date November 10, 2008	2010	$1.195259	$1.314939	0.000
	2009	$1.035918	$1.195259	0.000
	2008	$1.000000	$1.035918	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2011	$1.460472	$1.483440	22,982.711
Subaccount Inception Date May 1, 2002	2010	$1.204240	$1.460472	28,385.444
	2009	$0.976767	$1.204240	29,364.361
	2008	$1.479924	$0.976767	32,647.518
	2007	$1.333543	$1.479924	33,187.572
	2006	$1.252650	$1.333543	36,329.615
	2005	$1.187040	$1.252650	36,577.685
	2004	$1.093673	$1.187040	38,942.000
	2003	$1.000000	$1.093673	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$1.367579	$1.361152	48,415.025
Subaccount Inception Date May 1, 2002	2010	$1.279852	$1.367579	50,488.343
	2009	$0.996728	$1.279852	48,386.689
	2008	$1.616227	$0.996728	53,550.687
	2007	$1.395882	$1.616227	78,435.731
	2006	$1.288563	$1.395882	55,829.488
	2005	$1.271177	$1.288563	31,420.365
	2004	$1.149242	$1.271177	3,391.000
	2003	$1.000000	$1.149242	0.000
TA WMC Diversified Growth - Service Class	2011	$1.431639	$1.346497	832,471.629
Subaccount Inception Date May 1, 2000	2010	$1.244787	$1.431639	451,234.084
	2009	$0.986483	$1.244787	463,695.354
	2008	$1.872364	$0.986483	417,090.899
	2007	$1.648376	$1.872364	472,810.388
	2006	$1.553501	$1.648376	563,024.373
	2005	$1.364662	$1.553501	574,290.404
	2004	$1.205743	$1.364662	395,965.000
	2003	$1.000000	$1.205743	38,359.608
TA Morgan Stanley Growth Opportunities - Service Class	2011	$2.032348	$1.806179	0.000
Subaccount Inception Date May 1, 2001	2010	$1.534555	$2.032348	49,202.008
	2009	$1.148234	$1.534555	52,651.522
	2008	$1.990409	$1.148234	39,609.615
	2007	$1.656734	$1.990409	141,999.390
	2006	$1.613251	$1.656734	178,737.813
	2005	$1.421396	$1.613251	313,519.293
	2004	$1.246300	$1.421396	74,869.000
	2003	$1.000000	$1.246300	48,950.305
TA AEGON Money Market - Service Class	2011	$0.985442	$0.964808	197,338.252
Subaccount Inception Date July 5, 1994	2010	$1.006569	$0.985442	452,318.667
	2009	$1.028091	$1.006569	951,101.316
	2008	$1.028011	$1.028091	1,286,239.026
	2007	$1.002449	$1.028011	437,887.594
	2006	$0.980126	$1.002449	227,643.569
	2005	$0.975511	$0.980126	10,372.450
	2004	$0.989088	$0.975511	6,407.000
	2003	$1.000000	$0.989088	216,867.4832
TA Systematic Small Mid Cap Value - Service Class	2011	$1.171007	$1.113634	81,953.462
Subaccount Inception Date July 5, 1994	2010	$0.919767	$1.171007	82,377.749
	2009	$0.657484	$0.919767	49,205.015
	2008	$1.000000	$0.657484	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2011	$1.140400	$1.197815	795,166.916
Subaccount Inception Date August 3, 1994	2010	$1.117712	$1.140400	417,276.389
	2009	$1.095748	$1.117712	433,673.132
	2008	$1.042101	$1.095748	872,047.666
	2007	$1.006430	$1.042101	101,410.831
	2006	$0.997496	$1.006430	105,351.787
	2005	$0.999084	$0.997496	145,132.240
	2004	$0.991836	$0.999084	68,802.000
	2003	$1.000000	$0.991836	26,176.409
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.068541	$1.079305	0.000
Subaccount inception date November 19, 2009	2010	$0.997500	$1.068541	0.000
	2009	$0.999942	$0.997500	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.006651	$0.999957	862,174.139
Subaccount Inception Date May 1, 2008	2010	$0.928956	$1.006651	11,169.593
	2009	$0.814316	$0.928956	11,205.641
	2008	$1.000000	$0.814316	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$0.958745	$0.927966	4,298.468
Subaccount Inception Date May 1, 2008	2010	$0.866647	$0.958745	4,301.697
	2009	$0.718684	$0.866647	4,305.529
	2008	$1.000000	$0.718684	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.146248	$1.078183	0.000
Subaccount inception date November 19, 2009	2010	$1.023437	$1.146248	0.000
	2009	$0.999942	$1.023437	0.000
TA Morgan Stanley Active International Allocation - Service Class	2011	$1.743544	$1.458260	318,467.139
Subaccount Inception Date July 5, 1994	2010	$1.645991	$1.743544	312,644.586
	2009	$1.337860	$1.645991	313,124.823
	2008	$2.242303	$1.337860	316,075.400
	2007	$1.987234	$2.242303	372,198.321
	2006	$1.647788	$1.987234	338,096.217
	2005	$1.481461	$1.647788	334,559.680
	2004	$1.307862	$1.481461	304,963.000
	2003	$1.000000	$1.307862	74,368.417
TA Multi Managed Large Cap Core - Service Class	2011	$1.448837	$1.382451	234,963.958
Subaccount Inception Date July 5, 1994	2010	$1.244984	$1.448837	270,709.812
	2009	$0.876554	$1.244984	284,783.183
	2008	$1.549416	$0.876554	31,001.174
	2007	$1.452967	$1.549416	28,230.593
	2006	$1.348438	$1.452967	80,342.102
	2005	$1.262208	$1.348438	80,479.008
	2004	$1.145861	$1.262208	38,665.000
	2003	$1.000000	$1.145861	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.797079	$1.637615	162,716.050
Subaccount Inception Date May 1, 2001	2010	$1.374217	$1.797079	26,437.137
	2009	$0.876694	$1.374217	26,581.151
	2008	$1.672182	$0.876694	23,996.686
	2007	$1.397529	$1.672182	38,924.941
	2006	$1.302569	$1.397529	123,174.408
	2005	$1.239838	$1.302569	124,303.118
	2004	$1.184648	$1.239838	125,106.000
	2003	$1.000000	$1.184648	23,023.688

38

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$1.125456	$1.064400	102,231.275
Subaccount Inception Date May 1, 2002	2010	$1.074985	$1.125456	101,644.904
	2009	$0.743277	$1.074985	107,486.988
	2008	$1.578813	$0.743277	66,037.760
	2007	$1.591252	$1.578813	56,911.712
	2006	$1.439122	$1.591252	74,031.520
	2005	$1.394287	$1.439122	74,265.282
	2004	$1.285073	$1.394287	68,626.000
	2003	$1.000000	$1.285073	5,919.219
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.147426	$1.032148	0.000
Subaccount Inception Date May 1, 2002	2010	$1.017376	$1.147426	0.000
	2009	$0.860882	$1.017376	0.000
	2008	$1.532894	$0.860882	0.000
	2007	$1.401590	$1.532894	0.000
	2006	$1.349869	$1.401590	0.000
	2005	$1.269873	$1.349869	0.000
	2004	$1.219988	$1.269873	0.000
	2003	$1.000000	$1.219988	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2011	$1.326218	$1.256225	0.000
Subaccount Inception Date November 10, 2008	2010	$1.230654	$1.326218	0.000
	2009	$1.012092	$1.230654	0.000
	2008	$1.000000	$1.012092	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.212010	$1.258579	220,008.630
Subaccount Inception Date May 1, 2001	2010	$1.097579	$1.212010	237,619.809
	2009	$0.931613	$1.097579	239,492.303
	2008	$1.604815	$0.931613	264,454.605
	2007	$1.563517	$1.604815	268,088.522
	2006	$1.365174	$1.563517	275,224.306
	2005	$1.333168	$1.365174	286,973.126
	2004	$1.224493	$1.333168	290,239.000
	2003	$1.000000	$1.224493	114,697.784
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.255344	$1.182836	197,342.186
Subaccount Inception Date May 1, 2001	2010	$1.167532	$1.255344	195,379.345
	2009	$0.869870	$1.167532	186,754.085
	2008	$1.476695	$0.869870	169,973.549
	2007	$1.327845	$1.476695	170,383.441
	2006	$1.365080	$1.327845	170,644.138
	2005	$1.214121	$1.365080	161,683.443
	2004	$1.144760	$1.214121	48,544.000
	2003	$1.000000	$1.144760	47,733.393
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.034575	$0.974091	90,904.480
Subaccount Inception Date May 1, 2008	2010	$0.897454	$1.034575	0.000
	2009	$0.662760	$0.897454	0.000
	2008	$1.000000	$0.662760	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.694530	$1.612739	537,715.473
Subaccount Inception Date May 1, 2000	2010	$1.480365	$1.694530	544,118.828
	2009	$1.116280	$1.480365	544,766.097
	2008	$1.989918	$1.116280	511,499.203
	2007	$1.733058	$1.989918	742,112.074
	2006	$1.588607	$1.733058	674,170.279
	2005	$1.391080	$1.588607	659,549.148
	2004	$1.233995	$1.391080	255,237.000
	2003	$1.000000	$1.233995	83,464.910

39

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.313868	$1.294695	83,033.341
Subaccount Inception Date May 1, 2000	2010	$1.167869	$1.313868	83,869.689
	2009	$0.918503	$1.167869	83,710.773
	2008	$1.640841	$0.918503	92,166.928
	2007	$1.655258	$1.640841	86,513.185
	2006	$1.409780	$1.655258	267,536.727
	2005	$1.364018	$1.409780	190,493.555
	2004	$1.252706	$1.364018	136,367.000
	2003	$1.000000	$1.252706	77,379.047
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.309996	$1.282064	94,367.183
Subaccount Inception Date May 1, 2001	2010	$1.080349	$1.309996	94,488.027
	2009	$0.862406	$1.080349	94,671.968
	2008	$1.672074	$0.862406	91,775.171
	2007	$1.348661	$1.672074	80,837.215
	2006	$1.292627	$1.348661	106,218.684
	2005	$1.251476	$1.292627	124,081.249
	2004	$1.239747	$1.251476	94,028.000
	2003	$1.000000	$1.239747	11,204.374
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.472967	$2.158255	476,511.949
Subaccount Inception Date May 1, 2000	2010	$1.964731	$2.472967	506,792.651
	2009	$1.436090	$1.964731	514,906.085
	2008	$2.429262	$1.436090	498,623.150
	2007	$2.151737	$2.429262	750,741.561
	2006	$1.955351	$2.151737	720,299.054
	2005	$1.692355	$1.955351	772,717.827
	2004	$1.386871	$1.692355	381,416.000
	2003	$1.000000	$1.386871	133,784.257
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.749201	$1.557672	268,455.907
Subaccount Inception Date May 1, 2002	2010	$1.414285	$1.749201	300,848.858
	2009	$0.919295	$1.414285	318,662.057
	2008	$1.927952	$0.919295	336,063.844
	2007	$1.867997	$1.927952	419,807.998
	2006	$1.644751	$1.867997	502,636.818
	2005	$1.640189	$1.644751	471,967.131
	2004	$1.471850	$1.640189	369,833.000
	2003	$1.000000	$1.471850	146,595.072
Franklin Income Securities Fund - Class 2	2011	$0.973557	$0.975846	63,440.659
Subaccount Inception Date May 1, 2007	2010	$0.882623	$0.973557	63,440.659
	2009	$0.664906	$0.882623	36,481.412
	2008	$0.965627	$0.664906	36,491.486
	2007	$1.000000	$0.965627	13,238.852
Mutual Shares Securities Fund - Class 2	2011	$0.793595	$0.768829	0.000
Subaccount Inception Date May 1, 2007	2010	$0.729031	$0.793595	0.000
	2009	$0.590810	$0.729031	0.000
	2008	$0.959702	$0.590810	0.000
	2007	$1.000000	$0.959702	0.000
Templeton Foreign Securities Fund - Class 2	2011	$0.883971	$0.773354	244,403.807
Subaccount Inception Date May 1, 2007	2010	$0.832934	$0.883971	184,430.829
	2009	$0.620853	$0.832934	58,184.934
	2008	$1.063816	$0.620853	0.000
	2007	$1.000000	$1.063816	0.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 2.15%
Subaccount		Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.355619	$1.303046	3,125.538
Subaccount Inception Date November 10, 2008	2010	$1.257960	$1.355619	0.000
	2009	$0.989426	$1.257960	0.000
	2008	$1.000000	$0.989426	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$2.042316	$1.966375	115,834.185
Subaccount Inception Date October 9, 2000	2010	$1.662040	$2.042316	76,974.691
	2009	$1.175386	$1.662040	81,680.157
	2008	$2.138831	$1.175386	81,983.165
	2007	$1.794831	$2.138831	85,077.565
	2006	$1.618038	$1.794831	85,683.518
	2005	$1.475288	$1.618038	96,297.251
	2004	$1.250953	$1.475288	92,181.000
	2003	$1.000000	$1.250953	10,363.837
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.326286	$1.116779	184,571.469
Subaccount Inception Date October 9, 2000	2010	$1.172770	$1.326286	184,972.467
	2009	$0.871869	$1.172770	190,110.270
	2008	$1.613854	$0.871869	163,788.505
	2007	$1.507580	$1.613854	164,667.097
	2006	$1.305700	$1.507580	164,345.091
	2005	$1.263357	$1.305700	161,063.273
	2004	$1.234690	$1.263357	161,412.000
	2003	$1.000000	$1.234690	215.949
MFS® New Discovery Series – Service Class	2011	$1.884653	$1.651425	172,531.715
Subaccount Inception Date May 1, 2002	2010	$1.416164	$1.884653	134,578.286
	2009	$0.887916	$1.416164	148,887.174
	2008	$1.499841	$0.887916	130,537.787
	2007	$1.498539	$1.499841	169,448.655
	2006	$1.355412	$1.498539	133,019.620
	2005	$1.318163	$1.355412	139,846.163
	2004	$1.267862	$1.318163	96,913.000
	2003	$1.000000	$1.267862	50,423.630
MFS® Total Return Series – Service Class	2011	$1.277917	$1.270911	128,233.394
Subaccount Inception Date May 1, 2002	2010	$1.190685	$1.277917	128,731.106
	2009	$1.033161	$1.190685	151,350.994
	2008	$1.358741	$1.033161	123,998.994
	2007	$1.335553	$1.358741	204,767.048
	2006	$1.222132	$1.335553	234,584.502
	2005	$1.216718	$1.222132	197,411.119
	2004	$1.119499	$1.216718	185,984.000
	2003	$1.000000	$1.119499	82,360.117

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.082938	$1.087841	5,499,486.579
Subaccount Inception Date May 1, 2002	2010	$1.015120	$1.082938	4,189,722.984
	2009	$0.828163	$1.015120	3,985,042.434
	2008	$1.073776	$0.828163	4,894,990.078
	2007	$1.030912	$1.073776	2,084,202.644
	2006	$1.000000	$1.030912	511,262.328

41

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2011	$0.932582	$0.863099	711,215.193
Subaccount Inception Date May 1, 2002	2010	$0.828876	$0.932582	745,881.138
	2009	$0.652006	$0.828876	787,970.364
	2008	$1.102931	$0.652006	795,660.503
	2007	$1.045246	$1.102931	966,514.483
	2006	$1.000000	$1.045246	318,695.737
TA Asset Allocation - Moderate - Service Class	2011	$1.062879	$1.046145	12,277,605.774
Subaccount Inception Date May 1, 2002	2010	$0.983380	$1.062879	13,424,691.315
	2009	$0.794044	$0.983380	14,175,984.447
	2008	$1.096387	$0.794044	9,962,953.196
	2007	$1.037121	$1.096387	6,045,535.743
	2006	$1.000000	$1.037121	1,118,657.605
TA Asset Allocation - Moderate Growth - Service Class	2011	$1.002038	$0.961011	22,641,521.421
Subaccount Inception Date May 1, 2002	2010	$0.908385	$1.002038	23,739,853.324
	2009	$0.723890	$0.908385	21,209,465.843
	2008	$1.099775	$0.723890	17,142,181.518
	2007	$1.042026	$1.099775	20,513,887.854
	2006	$1.000000	$1.042026	7,281,010.652
TA International Moderate Growth - Service Class	2011	$0.939130	$0.852193	1,659,012.054
Subaccount Inception Date May 1, 2006	2010	$0.868064	$0.939130	2,096,589.276
	2009	$0.683958	$0.868064	2,041,513.547
	2008	$1.094494	$0.683958	2,128,751.748
	2007	$1.028086	$1.094494	1,219,711.124
	2006	$1.000000	$1.028086	134,295.597
TA BlackRock Global Allocation - Service Class(1)	2011	$1.291530	$1.217802	3,285,308.240
Subaccount inception date May 1, 2009	2010	$1.200030	$1.291530	1,742,008.410
	2009	$1.000000	$1.200030	130,561.494
TA BlackRock Large Cap Value - Service Class	2011	$0.849934	$0.854615	602,615.499
Subaccount Inception Date May 1, 2000	2010	$0.786258	$0.849934	513,541.712
	2009	$0.704580	$0.786258	177,029.895
	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866
TA BlackRock Tactical Allocation - Service Class	2011	$1.314161	$1.337994	998,952.622
Subaccount inception date May 1, 2009	2010	$1.203782	$1.314161	439,035.128
	2009	$1.000000	$1.203782	39,945.950
TA Clarion Global Real Estate Securities - Service Class	2011	$0.939678	$0.866776	71,582.675
Subaccount Inception Date May 1, 2002	2010	$0.830462	$0.939678	56,741.049
	2009	$0.636251	$0.830462	34,859.190
	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702
TA Janus Balanced - Service Class	2011	$0.997017	$0.872677	566,641.506
Subaccount inception date November 19, 2009	2010	$0.985386	$0.997017	213,727.512
	2009	$0.986564	$0.985386	0.000
TA Hanlon Balanced - Service Class	2011	$0.966530	$0.916220	79,681.124
Subaccount inception Date November 19, 2009	2010	$1.020195	$0.966530	273,914.673
	2009	$0.998151	$1.020195	0.000
TA Hanlon Growth - Service Class	2011	$0.994774	$0.862860	62,962.273
Subaccount Inception date November 19, 2009	2010	$1.020867	$0.994774	69,482.035
	2009	$0.996390	$1.020867	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Hanlon Growth and Income - Service Class	2011	$0.981666	$0.891527	743,364.339
Subaccount inception date November 19, 2009	2010	$1.021949	$0.981666	235,138.846
	2009	$0.997258	$1.021949	2,461.660
TA Hanlon Income - Service Class	2011	$0.985670	$0.995670	1,245,575.203
Subaccount inception date November 19, 2009	2010	$1.003215	$0.985670	1,667,255.756
	2009	$0.999948	$1.003215	291,366.364
TA JPMorgan Enhanced Index - Service Class	2011	$0.978148	$0.964497	8,630.181
Subaccount Inception Date May 1, 1997	2010	$0.867821	$0.978148	8,630.181
	2009	$0.683847	$0.867821	8,630.181
	2008	$1.115419	$0.683847	8,630.181
	2007	$1.089839	$1.115419	0.000
	2006	$1.000000	$1.089839	0.000
TA JPMorgan Mid Cap Value - Service Class	2011	$1.240489	$1.238471	90,270.497
Subaccount inception date November 19, 2009	2010	$1.029171	$1.240489	81,449.809
	2009	$0.985147	$1.029171	0.000
TA Jennison Growth - Service Class	2011	$1.027068	$1.000188	160,536.071
Subaccount Inception Date November 20, 1996	2010	$0.934657	$1.027068	144,658.702
	2009	$0.676964	$0.934657	2,056.689
	2008	$1.096928	$0.676964	0.000
	2007	$1.004583	$1.096928	9,289.403
	2006	$1.000000	$1.004583	0.000
TA Morgan Stanley Capital Growth - Service Class	2011	$1.035609	$0.955463	94,151.777
Subaccount Inception Date May 1, 2000	2010	$0.830356	$1.035609	91,239.904
	2009	$0.663281	$0.830356	93,372.252
	2008	$1.065145	$0.663281	81,082.873
	2007	$1.077262	$1.065145	99,442.440
	2006	$1.000000	$1.077262	98,224.038
TA AEGON High Yield Bond - Service Class	2011	$1.224966	$1.256721	217,262.574
Subaccount Inception Date June 2, 1998	2010	$1.112807	$1.224966	62,220.674
	2009	$0.772135	$1.112807	33,540.262
	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000
TA MFS International Equity - Service Class	2011	$1.004489	$0.885059	245,259.829
Subaccount Inception Date May 1, 2001	2010	$0.927939	$1.004489	223,871.740
	2009	$0.715058	$0.927939	136,937.087
	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212
TA PIMCO Total Return - Service Class	2011	$1.253577	$1.303442	1,549,765.279
Subaccount Inception Date May 1, 2002	2010	$1.194546	$1.253577	1,233,602.205
	2009	$1.051601	$1.194546	790,154.232
	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058
TA ProFunds UltraBear Fund - Service Class OAM	2011	$0.403088	$0.316659	2,241,749.001
Subaccount inception date May 1, 2009	2010	$0.560855	$0.403088	470,431.312
	2009	$1.000000	$0.560855	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2011	$1.129298	$1.125048	191,118.134
Subaccount Inception Date May 1, 2000	2010	$0.858378	$1.129298	183,919.660
	2009	$0.632312	$0.858378	27,681.631
	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638
TA WMC Diversified Equity - Service Class	2011	$0.958272	$0.872697	0.000
Subaccount Inception Date May 1, 2000	2010	$0.837828	$0.958272	303,136.635
	2009	$0.667789	$0.837828	151,245.417
	2008	$1.211228	$0.667789	30,123.783
	2007	$1.073545	$1.211228	31,339.264
	2006	$1.000000	$1.073545	33,725.433
TA Efficient Markets - Service Class	2011	$1.321829	$1.268810	137,435.279
Subaccount Inception Date November 10, 2008	2010	$1.198589	$1.321829	69,530.096
	2009	$1.036272	$1.198589	9,805.450
	2008	$1.000000	$1.036272	0.000
TA Multi-Managed Balanced - Service Class	2011	$1.133116	$1.153749	608,717.846
Subaccount Inception Date May 1, 2002	2010	$0.932035	$1.133116	642,185.379
	2009	$0.754138	$0.932035	637,354.565
	2008	$1.139811	$0.754138	231,609.778
	2007	$1.024544	$1.139811	111,257.916
	2006	$1.000000	$1.024544	41,163.775
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$0.979463	$0.977247	998,971.583
Subaccount Inception Date May 1, 2002	2010	$0.914390	$0.979463	33,747.651
	2009	$0.710376	$0.914390	26,968.407
	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000
TA WMC Diversified Growth - Service Class	2011	$0.885130	$0.834526	368,519.466
Subaccount Inception Date May 1, 2000	2010	$0.767731	$0.885130	132,777.874
	2009	$0.606932	$0.767731	69,016.481
	2008	$1.149132	$0.606932	32,468.901
	2007	$1.009173	$1.149132	27,950.244
	2006	$1.000000	$1.009173	105,090.753
TA Morgan Stanley Growth Opportunities - Service Class	2011	$1.186711	$1.057233	0.000
Subaccount Inception Date May 1, 2001	2010	$0.893848	$1.186711	81,676.789
	2009	$0.667186	$0.893848	80,267.928
	2008	$1.153690	$0.667186	62,441.741
	2007	$0.957925	$1.153690	57,486.116
	2006	$1.000000	$0.957925	0.000
TA AEGON Money Market - Service Class	2011	$1.010924	$0.992177	1,481,724.666
Subaccount Inception Date July 5, 1994	2010	$1.030079	$1.010924	729,816.250
	2009	$1.049513	$1.030079	399,264.666
	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871
TA Systematic Small Mid Cap Value - Service Class	2011	$1.179470	$1.124434	183,408.431
Subaccount Inception Date July 5, 1994	2010	$0.924159	$1.179470	195,853.864
	2009	$0.659011	$0.924159	13,539.443
	2008	$1.000000	$0.659011	1,314.549

44

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2011	$1.186078	$1.248835	909,434.674
Subaccount Inception Date August 3, 1994	2010	$1.159638	$1.186078	598,532.880
	2009	$1.134074	$1.159638	477,437.077
	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.071463	$1.084909	130,276.861
Subaccount inception date November 19, 2009	2010	$0.997783	$1.071463	927.933
	2009	$0.999948	$0.997783	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.013256	$1.008991	799,570.081
Subaccount Inception Date May 1, 2008	2010	$0.932770	$1.013256	231,910.845
	2009	$0.815656	$0.932770	185,075.215
	2008	$1.000000	$0.815656	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$0.965040	$0.936339	1,081,367.173
Subaccount Inception Date May 1, 2008	2010	$0.870203	$0.965040	1,143,705.016
	2009	$0.719866	$0.870203	866,031.593
	2008	$1.000000	$0.719866	643,424.842
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.149386	$1.083781	185,137.900
Subaccount inception date November 19, 2009	2010	$1.023730	$1.149386	0.000
	2009	$0.999948	$1.023730	0.000
TA Morgan Stanley Active International Allocation - Service Class	2011	$0.935021	$0.783946	209,081.744
Subaccount Inception Date July 5, 1994	2010	$0.880545	$0.935021	142,155.233
	2009	$0.713948	$0.880545	138,862.062
	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136
TA Multi Managed Large Cap Core - Service Class	2011	$1.066931	$1.020545	456,519.906
Subaccount Inception Date July 5, 1994	2010	$0.914578	$1.066931	462,258.485
	2009	$0.642348	$0.914578	229,872.428
	2008	$1.132631	$0.642348	0.000
	2007	$1.059512	$1.132631	0.000
	2006	$1.000000	$1.059512	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.287990	$1.176573	203,362.476
Subaccount Inception Date May 1, 2001	2010	$0.982522	$1.287990	127,657.607
	2009	$0.625274	$0.982522	27,347.953
	2008	$1.189694	$0.625274	25,842.364
	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.186078	$1.248835	880,669.842
Subaccount Inception Date November 3, 2003	2010	$1.159638	$1.186078	626,365.072
	2009	$1.134074	$1.159638	515,621.744
	2008	$1.075910	$1.134074	787,322.762
	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.757172	$0.717856	47,992.674
Subaccount Inception Date May 1, 2002	2010	$0.721445	$0.757172	18,147.514
	2009	$0.497605	$0.721445	1,087.021
	2008	$1.054375	$0.497605	3,319.689
	2007	$1.060064	$1.054375	13,414.948
	2006	$1.000000	$1.060064	13,771.621

45

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.813650	$0.733709	24,936.733
Subaccount Inception Date May 1, 2002	2010	$0.719664	$0.813650	25,635.719
	2009	$0.607483	$0.719664	25,988.432
	2008	$1.079021	$0.607483	27,307.543
	2007	$0.984167	$1.079021	12,369.902
	2006	$1.000000	$0.984167	3,817.887
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (3)	2011	$1.333173	$1.265900	549.150
Subaccount Inception Date November 10, 2008	2010	$1.234087	$1.333173	5,378.614
	2009	$1.012438	$1.234087	0.000
	2008	$1.000000	$1.012438	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.864477	$0.899895	7,353.541
Subaccount Inception Date May 1, 2001	2010	$0.780936	$0.864477	7,353.541
	2009	$0.661227	$0.780936	7,353.541
	2008	$1.136227	$0.661227	0.000
	2007	$1.104265	$1.136227	0.000
	2006	$1.000000	$1.104265	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.943619	$0.891303	24,396.518
Subaccount Inception Date May 1, 2001	2010	$0.875466	$0.943619	3,966.221
	2009	$0.650665	$0.875466	3,971.995
	2008	$1.101853	$0.650665	1,293.299
	2007	$0.988345	$1.101853	9,458.939
	2006	$1.000000	$0.988345	0.000
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.041380	$0.982896	282,287.498
Subaccount Inception Date May 1, 2008	2010	$0.901140	$1.041380	131,950.363
	2009	$0.663853	$0.901140	78,165.444
	2008	$1.000000	$0.663853	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.012949	$0.966423	373,518.200
Subaccount Inception Date May 1, 2000	2010	$0.882764	$1.012949	362,724.457
	2009	$0.664024	$0.882764	89,329.091
	2008	$1.180803	$0.664024	60,103.259
	2007	$1.025856	$1.180803	51,894.975
	2006	$1.000000	$1.025856	18,380.628
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$0.881994	$0.871245	221,088.017
Subaccount Inception Date May 1, 2000	2010	$0.782082	$0.881994	178,232.902
	2009	$0.613580	$0.782082	167,938.302
	2008	$1.093424	$0.613580	173,463.859
	2007	$1.100311	$1.093424	148,014.352
	2006	$1.000000	$1.100311	9,529.007
Fidelity VIP Growth Portfolio – Service Class 22	2011	$0.989998	$0.971257	593,561.591
Subaccount Inception Date May 1, 2001	2010	$0.814445	$0.989998	584,535.865
	2009	$0.648553	$0.814445	556,322.812
	2008	$1.254358	$0.648553	556,655.149
	2007	$1.009247	$1.254358	60,758.587
	2006	$1.000000	$1.009247	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.138259	$0.995842	210,419.415
Subaccount Inception Date May 1, 2000	2010	$0.902106	$1.138259	214,978.311
	2009	$0.657771	$0.902106	51,172.575
	2008	$1.109935	$0.657771	37,156.794
	2007	$0.980709	$1.109935	36,006.338
	2006	$1.000000	$0.980709	85,734.239

46

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.001557	$0.894075	112,448.089
Subaccount Inception Date May 1, 2002	2010	$0.807801	$1.001557	166,472.922
	2009	$0.523790	$0.807801	139,934.727
	2008	$1.095776	$0.523790	139,273.769
	2007	$1.059093	$1.095776	138,654.104
	2006	$1.000000	$1.059093	22,743.198
Franklin Income Securities Fund - Class 2	2011	$0.982343	$0.987050	190,080.438
Subaccount Inception Date May 1, 2007	2010	$0.888410	$0.982343	100,543.100
	2009	$0.667633	$0.888410	36,920.627
	2008	$0.967204	$0.667633	22,397.977
	2007	$1.000000	$0.967204	0.000
Mutual Shares Securities Fund - Class 2	2011	$0.800752	$0.777669	37,419.610
Subaccount Inception Date May 1, 2007	2010	$0.733813	$0.800752	34,947.034
	2009	$0.593231	$0.733813	14,373.909
	2008	$0.961270	$0.593231	7,293.280
	2007	$1.000000	$0.961270	0.000
Templeton Foreign Securities Fund - Class 2	2011	$0.891954	$0.782256	264,597.416
Subaccount Inception Date May 1, 2007	2010	$0.838401	$0.891954	198,839.781
	2009	$0.623405	$0.838401	77,842.934
	2008	$1.065568	$0.623405	54,588.797
	2007	$1.000000	$1.065568	16,655.770
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.362737	$1.313086	635,898.332
Subaccount Inception Date November 10, 2008	2010	$1.261486	$1.362737	339,756.684
	2009	$0.989766	$1.261486	16,095.124
	2008	$1.000000	$0.989766	4,061.764
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.203252	$1.161348	22,420.455
Subaccount Inception Date October 9, 2000	2010	$0.976820	$1.203252	27,830.964
	2009	$0.689114	$0.976820	20,113.376
	2008	$1.250883	$0.689114	13,854.438
	2007	$1.047121	$1.250883	0.000
	2006	$1.000000	$1.047121	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.982399	$0.829252	116,788.397
Subaccount Inception Date October 9, 2000	2010	$0.866567	$0.982399	122,478.585
	2009	$0.642659	$0.866567	22,656.253
	2008	$1.186653	$0.642659	15,124.558
	2007	$1.105786	$1.186653	10,721.978
	2006	$1.000000	$1.105786	811.404
MFS® New Discovery Series – Service Class	2011	$1.277416	$1.122080	57,912.347
Subaccount Inception Date May 1, 2002	2010	$0.957525	$1.277416	55,536.861
	2009	$0.598887	$0.957525	33,821.905
	2008	$1.009127	$0.598887	27,398.274
	2007	$1.005768	$1.009127	21,573.908
	2006	$1.000000	$1.005768	0.000
MFS® Total Return Series – Service Class	2011	$1.032426	$1.029279	146,478.588
Subaccount Inception Date May 1, 2002	2010	$0.959602	$1.032426	89,738.373
	2009	$0.830613	$0.959602	59,511.739
	2008	$1.089681	$0.830613	34,696.136
	2007	$1.068454	$1.089681	76,310.184
	2006	$1.000000	$1.068454	0.000
American Funds - Asset Allocation Fund - Class 2(4)	2011	$1.109332	$1.099572	437,403.896
Subaccount inception date November 19, 2009	2010	$1.007699	$1.109332	135,665.227
	2009	$0.989771	$1.007699	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.90%
Subaccount		Beginning AUV	Ending AUV	# Units
American Funds - Bond Fund - Class 2(4)	2011	$1.034670	$1.074257	152,199.563
Subaccount inception date November 19, 2009	2010	$0.993413	$1.034670	45,533.387
	2009	$1.000892	$0.993413	0.000
American Funds - Growth Fund - Class 2(4)	2011	$1.164254	$1.090519	216,429.230
Subaccount inception date November 19, 2009	2010	$1.002561	$1.164254	184,148.644
	2009	$0.986474	$1.002561	0.000
American Funds - Growth-Income Fund - Class 2(4)	2011	$1.098962	$1.055668	44,659.678
Subaccount inception date November 19, 2009	2010	$1.007946	$1.098962	9,310.735
	2009	$0.986795	$1.007946	0.000
American Funds - International Fund - Class 2(4)	2011	$1.028362	$0.865733	22,273.338
Subaccount inception date November 19, 2009	2010	$0.980076	$1.028362	17,940.390
	2009	$0.982905	$0.980076	0.000
GE Investments Total Return Fund - Class 3(3)	2011	$1.074749	$1.020059	173,633.860
Subaccount inception date November 19, 2009	2010	$1.003337	$1.074749	32,381.232
	2009	$0.988803	$1.003337	0.000
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2011	$1.000000	$0.957966	178,689.376
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2011	$1.000000	$0.977710	511,159.481
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2011	$1.000000	$0.917463	1,055,688.105
Subaccount inception date May 1, 2011
TA JPMorgan Core Bond - Service Class	2011	$1.000000	$1.041220	16,026.851
Subaccount inception date May 1, 2011
TA JPMorgan Tactical Allocation - Service Class	2011	$1.000000	$0.992523	239,132.572
Subaccount inception date May 1, 2011
TA PIMCO Real Return TIPS - Service Class	2011	$1.000000	$1.063648	228,474.322
Subaccount inception date May 1, 2011

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.442811	$1.450060	1,440,973.586
Subaccount Inception Date May 1, 2002	2010	$1.351796	$1.442811	1,441,980.287
	2009	$1.102289	$1.351796	1,389,265.733
	2008	$1.428490	$1.102289	3,108,478.970
	2007	$1.370797	$1.428490	750,536.105
	2006	$1.279140	$1.370797	795,433.702
	2005	$1.240597	$1.279140	652,930.653
	2004	$1.154543	$1.240597	837,819.000
	2003	$1.000000	$1.154543	91,792.069
TA Asset Allocation - Growth - Service Class	2011	$1.547531	$1.432926	633,110.079
Subaccount Inception Date May 1, 2002	2010	$1.374764	$1.547531	801,078.750
	2009	$1.080868	$1.374764	862,055.716
	2008	$1.827501	$1.080868	918,377.449
	2007	$1.731070	$1.827501	2,099,128
	2006	$1.529348	$1.731070	2,797,329.801
	2005	$1.391625	$1.529348	2,600,394.875
	2004	$1.244419	$1.391625	1,797,507.000
	2003	$1.000000	$1.244419	114,594.272

48

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2011	$1.513862	$1.490770	1,832,929.631
Subaccount Inception Date May 1, 2002	2010	$1.399939	$1.513862	2,549,565.265
	2009	$1.129842	$1.399939	2,927,695.870
	2008	$1.559272	$1.129842	2,778,429.817
	2007	$1.474254	$1.559272	4,847,202.025
	2006	$1.350078	$1.474254	6,181,321.693
	2005	$1.283478	$1.350078	6,524,698.939
	2004	$1.176403	$1.283478	4,739,171.000
	2003	$1.000000	$1.176403	317,015.129
TA Asset Allocation - Moderate Growth - Service Class	2011	$1.546964	$1.484351	2,997,407.562
Subaccount Inception Date May 1, 2002	2010	$1.401701	$1.546964	3,682,608.877
	2009	$1.116475	$1.401701	4,604,784.050
	2008	$1.695380	$1.116475	2,957,775.925
	2007	$1.605557	$1.695380	10,704,039.339
	2006	$1.440189	$1.605557	10,992,735.381
	2005	$1.336977	$1.440189	10,034,902.509
	2004	$1.203403	$1.336977	4,343,551.000
	2003	$1.000000	$1.203403	232,944.756
TA International Moderate Growth - Service Class	2011	$0.941300	$0.854595	30,584.791
Subaccount Inception Date May 1, 2006	2010	$0.869641	$0.941300	31,415.447
	2009	$0.684863	$0.869641	29,209.308
	2008	$1.095389	$0.684863	124,331.835
	2007	$1.028417	$1.095389	130,037.708
	2006	$1.000000	$1.028417	93,075.935
TA BlackRock Large Cap Value - Service Class	2011	$1.516290	$1.525385	408,917.842
Subaccount Inception Date May 1, 2000	2010	$1.402016	$1.516290	448,246.823
	2009	$1.255742	$1.402016	333,482.898
	2008	$1.939867	$1.255742	22,491.403
	2007	$1.893607	$1.939867	59,243.401
	2006	$1.653693	$1.893607	56,904.033
	2005	$1.455261	$1.653693	52,368.991
	2004	$1.256162	$1.455261	28,995.000
	2003	$1.000000	$1.256162	26,650.249
TA BlackRock Tactical Allocation - Service Class	2011	$1.095263	$1.115670	945,970.349
Subaccount inception date May 1, 2009	2010	$1.002778	$1.095263	943,771.650
	2009	$0.993355	$1.002778	0.000
TA Clarion Global Real Estate Securities - Service Class	2011	$1.943633	$1.793716	60,839.996
Subaccount Inception Date May 1, 2002	2010	$1.716885	$1.943633	66,078.001
	2009	$1.314716	$1.716885	127,704.580
	2008	$2.328830	$1.314716	312,080.388
	2007	$2.548171	$2.328830	236,531.519
	2006	$1.828678	$2.548171	230,073.642
	2005	$1.645498	$1.828678	206,413.470
	2004	$1.264938	$1.645498	109,597.000
	2003	$1.000000	$1.264938	37,367.829
TA JPMorgan Enhanced Index - Service Class	2011	$1.356539	$1.338254	0.000
Subaccount Inception Date May 1, 1997	2010	$1.202938	$1.356539	36.264
	2009	$0.947439	$1.202938	86.261
	2008	$1.544595	$0.947439	3,473.905
	2007	$1.508426	$1.544595	3,621.037
	2006	$1.336293	$1.508426	0.000
	2005	$1.318774	$1.336293	0.000
	2004	$1.213316	$1.318774	314.000
	2003	$1.000000	$1.213316	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2011	$1.241163	$1.239745	3,113.415
Subaccount inception date November 19, 2009	2010	$1.029234	$1.241163	0.000
	2009	$0.985149	$1.029234	0.000
TA Jennison Growth - Service Class	2011	$1.462004	$1.424435	66,351.771
Subaccount Inception Date November 20, 1996	2010	$1.329797	$1.462004	74,985.741
	2009	$0.962680	$1.329797	17,124.333
	2008	$1.559151	$0.962680	17,133.870
	2007	$1.427197	$1.559151	27,065.555
	2006	$1.430633	$1.427197	27,563.986
	2005	$1.283494	$1.430633	24,006.880
	2004	$1.200812	$1.283494	11,056.000
	2003	$1.000000	$1.200812	8,327.698
TA Morgan Stanley Capital Growth - Service Class	2011	$1.551967	$1.432577	25,775.108
Subaccount Inception Date May 1, 2000	2010	$1.243782	$1.551967	35,726.039
	2009	$0.993038	$1.243782	32,522.992
	2008	$1.593905	$0.993038	29,920.193
	2007	$1.611242	$1.593905	48,411.315
	2006	$1.387213	$1.611242	98,177.319
	2005	$1.361003	$1.387213	64,093.796
	2004	$1.272998	$1.361003	44,627.000
	2003	$1.000000	$1.272998	13,422.446
TA AEGON High Yield Bond - Service Class	2011	$1.462597	$1.501249	455,505.884
Subaccount Inception Date June 2, 1998	2010	$1.328042	$1.462597	94,820.167
	2009	$0.921031	$1.328042	145,091.252
	2008	$1.258616	$0.921031	51,754.940
	2007	$1.260250	$1.258616	70,255.619
	2006	$1.160309	$1.260250	70,870.020
	2005	$1.164230	$1.160309	99,861.865
	2004	$1.082910	$1.164230	57,283.000
	2003	$1.000000	$1.082910	258.009
TA MFS International Equity - Service Class	2011	$1.780109	$1.569215	136,773.537
Subaccount Inception Date May 1, 2001	2010	$1.643632	$1.780109	166,712.319
	2009	$1.265940	$1.643632	204,656.760
	2008	$2.000448	$1.265940	284,315.751
	2007	$1.871673	$2.000448	310,229
	2006	$1.550773	$1.871673	316,385.235
	2005	$1.404892	$1.550773	341,070.528
	2004	$1.252702	$1.404892	121,373.000
	2003	$1.000000	$1.252702	20,524.116
TA PIMCO Total Return - Service Class	2011	$1.278614	$1.330136	791,672.598
Subaccount Inception Date May 1, 2002	2010	$1.217797	$1.278614	904,718.117
	2009	$1.071547	$1.217797	778,935.300
	2008	$1.126043	$1.071547	520,577.509
	2007	$1.054181	$1.126043	697,679.292
	2006	$1.033347	$1.054181	760,997.455
	2005	$1.031445	$1.033347	754,727.817
	2004	$1.008067	$1.031445	493,094.000
	2003	$1.000000	$1.008067	146,973.450

50

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2011	$1.892902	$1.886717	68,328.229
Subaccount Inception Date May 1, 2000	2010	$1.438085	$1.892902	72,638.221
	2009	$1.058835	$1.438085	74,521.628
	2008	$1.695885	$1.058835	35,655.610
	2007	$1.580826	$1.695885	65,804.264
	2006	$1.557972	$1.580826	103,002.948
	2005	$1.437264	$1.557972	85,387.274
	2004	$1.329429	$1.437264	63,248.000
	2003	$1.000000	$1.329429	3,031.830
TA WMC Diversified Equity - Service Class	2011	$1.184469	$1.079222	0.000
Subaccount Inception Date May 1, 2000	2010	$1.035091	$1.184469	377,962.200
	2009	$0.824621	$1.035091	418,135.742
	2008	$1.494943	$0.824621	134,062.050
	2007	$1.324353	$1.494943	189,012.209
	2006	$1.138715	$1.324353	200,512.614
	2005	$1.081523	$1.138715	144,796.803
	2004	$1.203554	$1.081523	86,454.000
	2003	$1.000000	$1.203554	21,173.319
TA Efficient Markets - Service Class	2011	$1.323210	$1.270750	1,574.270
Subaccount Inception Date November 10, 2008	2010	$1.199258	$1.323210	1,580.372
	2009	$1.036345	$1.199258	0.000
	2008	$1.000000	$1.036345	0.000
TA Multi-Managed Balanced - Service Class	2011	$1.493791	$1.521746	41,438.169
Subaccount Inception Date May 1, 2002	2010	$1.228099	$1.493791	37,481.900
	2009	$0.993199	$1.228099	38,694.956
	2008	$1.500384	$0.993199	5,178.380
	2007	$1.347980	$1.500384	0.000
	2006	$1.262511	$1.347980	0.000
	2005	$1.192883	$1.262511	0.000
	2004	$1.095821	$1.192883	841.000
	2003	$1.000000	$1.095821	0.000
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$1.398774	$1.396288	36,344.415
Subaccount Inception Date May 1, 2002	2010	$1.305220	$1.398774	35,674.115
	2009	$1.013496	$1.305220	128,352.073
	2008	$1.638564	$1.013496	78,139.845
	2007	$1.410994	$1.638564	194,281.296
	2006	$1.298714	$1.410994	131,920.368
	2005	$1.277435	$1.298714	127,429.404
	2004	$1.151505	$1.277435	28,209.000
	2003	$1.000000	$1.151505	0.000
TA WMC Diversified Growth - Service Class	2011	$1.464311	$1.381271	452,581.198
Subaccount Inception Date May 1, 2000	2010	$1.269462	$1.464311	192,877.592
	2009	$1.003093	$1.269462	220,800.963
	2008	$1.898270	$1.003093	217,396.105
	2007	$1.666241	$1.898270	321,611.411
	2006	$1.565729	$1.666241	342,622.915
	2005	$1.371372	$1.565729	398,210.114
	2004	$1.208109	$1.371372	229,870.000
	2003	$1.000000	$1.208109	18,765.793

51

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Growth Opportunities - Service Class	2011	$2.078714	$1.852823	0.000
Subaccount Inception Date May 1, 2001	2010	$1.564957	$2.078714	26,556.532
	2009	$1.167543	$1.564957	21,180.228
	2008	$2.017902	$1.167543	18,696.996
	2007	$1.674665	$2.017902	30,469.855
	2006	$1.625938	$1.674665	32,633.252
	2005	$1.428382	$1.625938	172,297.594
	2004	$1.248740	$1.428382	32,712.000
	2003	$1.000000	$1.248740	0.000
TA AEGON Money Market - Service Class	2011	$1.007901	$0.989700	175,266.984
Subaccount Inception Date July 5, 1994	2010	$1.026507	$1.007901	159,345.425
	2009	$1.045395	$1.026507	253,903.310
	2008	$1.042244	$1.045395	1,313,697.694
	2007	$1.013334	$1.042244	181,403.169
	2006	$0.987867	$1.013334	195,776.576
	2005	$0.980329	$0.987867	166,889.442
	2004	$0.991036	$0.980329	356,750.000
	2003	$1.000000	$0.991036	88,816.643
TA Systematic Small Mid Cap Value - Service Class	2011	$1.181205	$1.126643	2,530.529
Subaccount Inception Date July 5, 1994	2010	$0.925057	$1.181205	2,541.961
	2009	$0.659317	$0.925057	1,751.480
	2008	$1.000000	$0.659317	0.000
TA AEGON U.S. Government Securities - Service Class	2011	$1.166405	$1.228711	130,936.098
Subaccount Inception Date August 3, 1994	2010	$1.139846	$1.166405	104,600.998
	2009	$1.114167	$1.139846	233,240.153
	2008	$1.056501	$1.114167	176,497.796
	2007	$1.017329	$1.056501	35,048
	2006	$1.005345	$1.017329	32,788.018
	2005	$1.004005	$1.005345	42,787.901
	2004	$0.993783	$1.004005	369,479.000
	2003	$1.000000	$0.993783	443,131.549
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.072050	$1.086035	0.000
Subaccount inception date November 19, 2009	2010	$0.997845	$1.072050	0.000
	2009	$0.999950	$0.997845	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.014580	$1.010803	5,797.390
Subaccount Inception Date May 1, 2008	2010	$0.933525	$1.014580	5,821.466
	2009	$0.815922	$0.933525	3,823.539
	2008	$1.000000	$0.815922	5,656.596
TA Vanguard ETF Index - Growth - Service Class	2011	$0.966294	$0.938024	0.000
Subaccount Inception Date May 1, 2008	2010	$0.870910	$0.966294	0.000
	2009	$0.720097	$0.870910	0.000
	2008	$1.000000	$0.720097	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.150020	$1.084920	0.000
Subaccount inception date November 19, 2009	2010	$1.023790	$1.150020	0.000
	2009	$0.999950	$1.023790	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	Separate Account Expense 1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Active International Allocation - Service Class	2011	$1.783352	$1.495950	39,844.843
Subaccount Inception Date July 5, 1994	2010	$1.678627	$1.783352	46,478.427
	2009	$1.360375	$1.678627	110,162.510
	2008	$2.273309	$1.360375	198,001.852
	2007	$2.008770	$2.273309	253,267.944
	2006	$1.660766	$2.008770	257,446.379
	2005	$1.488758	$1.660766	118,880.857
	2004	$1.310431	$1.488758	95,142.000
	2003	$1.000000	$1.310431	0.000
TA Multi Managed Large Cap Core - Service Class	2011	$1.481932	$1.418191	245,296.620
Subaccount Inception Date July 5, 1994	2010	$1.269687	$1.481932	255,881.049
	2009	$0.891317	$1.269687	329,807.442
	2008	$1.570851	$0.891317	4,098.714
	2007	$1.468712	$1.570851	8,262.283
	2006	$1.359065	$1.468712	16,397.513
	2005	$1.268429	$1.359065	14,083.969
	2004	$1.148114	$1.268429	13,061.000
	2003	$1.000000	$1.148114	19,119.399
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.838075	$1.679889	35,608.165
Subaccount Inception Date May 1, 2001	2010	$1.401446	$1.838075	21,569.309
	2009	$0.891443	$1.401446	17,735.337
	2008	$1.695300	$0.891443	17,798.515
	2007	$1.412676	$1.695300	33,400.380
	2006	$1.312834	$1.412676	30,138.970
	2005	$1.245948	$1.312834	24,791.226
	2004	$1.186979	$1.245948	27,341.000
	2003	$1.000000	$1.186979	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.166405	$1.228711	890,668.440
Subaccount Inception Date November 3, 2003	2010	$1.139846	$1.166405	578,648.126
	2009	$1.114167	$1.139846	1,304,264.157
	2008	$1.056501	$1.114167	2,882,925.461
	2007	$1.017329	$1.056501	0.000
	2006	$1.005345	$1.017329	0.00
	2005	$1.004005	$1.005345	3,676.282
	2004	$0.993783	$1.004005	0.000
	2003	$1.000000	$0.993783	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$1.151156	$1.091906	85,043.654
Subaccount Inception Date May 1, 2002	2010	$1.096316	$1.151156	91,561.436
	2009	$0.755790	$1.096316	98,443.121
	2008	$1.600638	$0.755790	81,568.115
	2007	$1.608483	$1.600638	102,642.623
	2006	$1.450459	$1.608483	106,238.928
	2005	$1.401161	$1.450459	110,422.322
	2004	$1.287590	$1.401161	66,607.000
	2003	$1.000000	$1.287590	19,839.889
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.173575	$1.058775	1,496.659
Subaccount Inception Date May 1, 2002	2010	$1.037518	$1.173575	3,699.279
	2009	$0.875360	$1.037518	2,141.441
	2008	$1.554080	$0.875360	2,035.270
	2007	$1.416764	$1.554080	3,848.534
	2006	$1.360493	$1.416764	3,867.887
	2005	$1.276124	$1.360493	3,890.239
	2004	$1.222384	$1.276124	6,825.000
	2003	$1.000000	$1.222384	0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2011	$1.334562	$1.267844	0.000
Subaccount Inception Date November 10, 2008	2010	$1.234764	$1.334562	0.00
	2009	$1.012506	$1.234764	0.000
	2008	$1.000000	$1.012506	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.239677	$1.291092	10,027.921
Subaccount Inception Date May 1, 2001	2010	$1.119343	$1.239677	10,292.086
	2009	$0.947287	$1.119343	9,876.554
	2008	$1.626993	$0.947287	17,221.640
	2007	$1.580442	$1.626993	29,994.514
	2006	$1.375912	$1.580442	31,538.167
	2005	$1.339719	$1.375912	33,849.928
	2004	$1.226890	$1.339719	50,850.000
	2003	$1.000000	$1.226890	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.283995	$1.213395	1,689.697
Subaccount Inception Date May 1, 2001	2010	$1.190673	$1.283995	1,726.414
	2009	$0.884499	$1.190673	2,942.286
	2008	$1.497107	$0.884499	6,365.051
	2007	$1.342231	$1.497107	7,911.832
	2006	$1.375827	$1.342231	12,350.799
	2005	$1.220101	$1.375827	8,714.665
	2004	$1.147011	$1.220101	8,114.000
	2003	$1.000000	$1.147011	4,850.688
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.042736	$0.984660	23,440.324
Subaccount Inception Date May 1, 2008	2010	$0.901874	$1.042736	0.000
	2009	$0.664068	$0.901874	0.000
	2008	$1.000000	$0.664068	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.733237	$1.654433	102,243.255
Subaccount Inception Date May 1, 2000	2010	$1.509722	$1.733237	128,116.541
	2009	$1.135064	$1.509722	113,040.251
	2008	$2.017419	$1.135064	126,937.425
	2007	$1.751828	$2.017419	181,822.799
	2006	$1.601104	$1.751828	190,763.830
	2005	$1.397916	$1.601104	197,242.139
	2004	$1.236415	$1.397916	180,379.000
	2003	$1.000000	$1.236415	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.343865	$1.328141	73,360.614
Subaccount Inception Date May 1, 2000	2010	$1.191040	$1.343865	73,702.872
	2009	$0.933967	$1.191040	80,230.223
	2008	$1.663539	$0.933967	94,031.375
	2007	$1.673199	$1.663539	121,345.711
	2006	$1.420893	$1.673199	213,825.555
	2005	$1.370739	$1.420893	82,868.718
	2004	$1.255168	$1.370739	70,041.000
	2003	$1.000000	$1.255168	21,204.194
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.339906	$1.315185	1,812.365
Subaccount Inception Date May 1, 2001	2010	$1.101766	$1.339906	4,060.978
	2009	$0.876916	$1.101766	2,478.447
	2008	$1.695195	$0.876916	15,513.409
	2007	$1.363271	$1.695195	40,686.806
	2006	$1.302806	$1.363271	36,573.526
	2005	$1.257634	$1.302806	42,516.277
	2004	$1.242184	$1.257634	26,990.000
	2003	$1.000000	$1.242184	0.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.529386	$2.213991	54,830.439
Subaccount Inception Date May 1, 2000	2010	$2.003663	$2.529386	70,900.993
	2009	$1.460246	$2.003663	76,735.336
	2008	$2.462827	$1.460246	50,547.506
	2007	$2.175025	$2.462827	110,217.532
	2006	$1.970736	$2.175025	124,801.500
	2005	$1.700679	$1.970736	152,563.628
	2004	$1.389595	$1.700679	129,210.000
	2003	$1.000000	$1.389595	42,306.790
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.789130	$1.597923	109,175.764
Subaccount Inception Date May 1, 2002	2010	$1.442325	$1.789130	127,357.896
	2009	$0.934769	$1.442325	133,789.313
	2008	$1.954589	$0.934769	117,525.449
	2007	$1.888212	$1.954589	160,714.335
	2006	$1.657680	$1.888212	166,765.801
	2005	$1.648256	$1.657680	192,080.837
	2004	$1.474735	$1.648256	123,665.000
	2003	$1.000000	$1.474735	24,005.046
Franklin Income Securities Fund - Class 2	2011	$0.984094	$0.989295	218,839.258
Subaccount Inception Date May 1, 2007	2010	$0.889558	$0.984094	224,146.760
	2009	$0.668178	$0.889558	183,588.222
	2008	$0.967518	$0.668178	131,735.594
	2007	$1.000000	$0.967518	0.000
Mutual Shares Securities Fund - Class 2	2011	$0.802198	$0.779447	0.000
Subaccount Inception Date May 1, 2007	2010	$0.734780	$0.802198	0.000
	2009	$0.593718	$0.734780	4,996.359
	2008	$0.961589	$0.593718	6,344.889
	2007	$1.000000	$0.961589	12,773.602
Templeton Foreign Securities Fund - Class 2	2011	$0.893548	$0.784034	158,519.334
Subaccount Inception Date May 1, 2007	2010	$0.839500	$0.893548	176,017.111
	2009	$0.623923	$0.839500	185,896.399
	2008	$1.065918	$0.623923	702.992
	2007	$1.000000	$1.065918	13,322.162
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2011	$1.364151	$1.315087	350.378
Subaccount Inception Date November 10, 2008	2010	$1.262175	$1.364151	352.874
	2009	$0.989834	$1.262175	1,235.871
	2008	$1.000000	$0.989834	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$2.088918	$2.017165	1,256.440
Subaccount Inception Date October 9, 2000	2010	$1.694991	$2.088918	3,067.009
	2009	$1.195174	$1.694991	1,779.275
	2008	$2.168407	$1.195174	1,691.405
	2007	$1.814283	$2.168407	3,194.941
	2006	$1.630786	$1.814283	3,210.449
	2005	$1.482557	$1.630786	3,229.563
	2004	$1.253410	$1.482557	789.000
	2003	$1.000000	$1.253410	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.356551	$1.145635	12,600.996
Subaccount Inception Date October 9, 2000	2010	$1.196010	$1.356551	12,730.282
	2009	$0.886546	$1.196010	99,830.825
	2008	$1.636153	$0.886546	18,788.535
	2007	$1.523906	$1.636153	26,945.989
	2006	$1.315978	$1.523906	3,955.029
	2005	$1.269574	$1.315978	3,981.481
	2004	$1.237113	$1.269574	5,092.000
	2003	$1.000000	$1.237113	0.000
MFS® New Discovery Series – Service Class	2011	$1.927735	$1.694146	14,078.053
Subaccount Inception Date May 1, 2002	2010	$1.444279	$1.927735	15,728.653
	2009	$0.902888	$1.444279	15,951.454
	2008	$1.520616	$0.902888	19,241.726
	2007	$1.514812	$1.520616	36,030.660
	2006	$1.366114	$1.514812	33,089.842
	2005	$1.324659	$1.366114	33,972.331
	2004	$1.270349	$1.324659	23,899.000
	2003	$1.000000	$1.270349	7,871.853
MFS® Total Return Series – Service Class	2011	$1.307097	$1.303746	106,436.078
Subaccount Inception Date May 1, 2002	2010	$1.214297	$1.307097	119,349.657
	2009	$1.050550	$1.214297	98,407.955
	2008	$1.377544	$1.050550	113,379.340
	2007	$1.350032	$1.377544	150,245.799
	2006	$1.231764	$1.350032	156,660.163
	2005	$1.222715	$1.231764	130,400.030
	2004	$1.121697	$1.222715	125,834.000
	2003	$1.000000	$1.121697	8,915.064

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.092908	$1.100007	45,992,115.429
Subaccount Inception Date May 1, 2002	2010	$1.022462	$1.092908	35,658,889.831
	2009	$0.832508	$1.022462	32,831,990.740
	2008	$1.077281	$0.832508	27,859,183.695
	2007	$1.032248	$1.077281	9,911,600.449
	2006	$1.000000	$1.032248	3,970,929.972
TA Asset Allocation - Growth - Service Class	2011	$0.941201	$0.872788	2,129,695.999
Subaccount Inception Date May 1, 2002	2010	$0.834891	$0.941201	1,928,763.917
	2009	$0.655444	$0.834891	3,977,025.575
	2008	$1.106560	$0.655444	4,730,577.793
	2007	$1.046608	$1.106560	4,287,595.571
	2006	$1.000000	$1.046608	995,971.343
TA Asset Allocation - Moderate - Service Class	2011	$1.072710	$1.057902	59,253,086.546
Subaccount Inception Date May 1, 2002	2010	$0.990521	$1.072710	55,315,720.785
	2009	$0.798240	$0.990521	53,604,200.097
	2008	$1.100000	$0.798240	47,185,575.489
	2007	$1.038479	$1.100000	32,989,878.993
	2006	$1.000000	$1.038479	10,651,244.167

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2011	$1.011264	$0.971756	59,077,302.288
Subaccount Inception Date May 1, 2002	2010	$0.914957	$1.011264	68,479,192.401
	2009	$0.727702	$0.914957	72,540,743.826
	2008	$1.103389	$0.727702	53,967,612.228
	2007	$1.043385	$1.103389	41,359,455.916
	2006	$1.000000	$1.043385	15,858,883.434
TA International Moderate Growth - Service Class	2011	$0.947809	$0.861765	8,650,263.601
Subaccount Inception Date May 1, 2006	2010	$0.874362	$0.947809	11,013,955.245
	2009	$0.687573	$0.874362	12,365,816.891
	2008	$1.098098	$0.687573	8,713,333.772
	2007	$1.029432	$1.098098	6,501,343.024
	2006	$1.000000	$1.029432	924,620.432
TA BlackRock Global Allocation - Service Class(1)	2011	$1.295746	$1.224178	13,216,295.000
Subaccount inception date May 1, 2009	2010	$1.201597	$1.295746	8,245,776.242
	2009	$1.000000	$1.201597	3,596,173.450
TA BlackRock Large Cap Value - Service Class	2011	$0.857778	$0.864195	3,387,784.089
Subaccount Inception Date May 1, 2000	2010	$0.791956	$0.857778	3,546,773.433
	2009	$0.708289	$0.791956	2,333,334.998
	2008	$1.092545	$0.708289	1,122,070.819
	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322
TA BlackRock Tactical Allocation - Service Class	2011	$1.318472	$1.345008	4,719,066.257
Subaccount inception date May 1, 2009	2010	$1.205357	$1.318472	2,147,694.970
	2009	$1.000000	$1.205357	403,876.282
TA Clarion Global Real Estate Securities - Service Class	2011	$0.948374	$0.876508	929,301.296
Subaccount Inception Date May 1, 2002	2010	$0.836507	$0.948374	627,682.389
	2009	$0.639615	$0.836507	393,492.088
	2008	$1.131291	$0.639615	429,111.314
	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134
TA Janus Balanced - Service Class	2011	$0.999198	$0.876298	1,209,880.377
Subaccount inception date November 19, 2009	2010	$0.985611	$0.999198	619,896.171
	2009	$0.986569	$0.985611	54,170.345
TA Hanlon Balanced - Service Class	2011	$0.968645	$0.920039	3,637,132.875
Subaccount inception Date November 19, 2009	2010	$1.020435	$0.968645	3,241,718.872
	2009	$0.998157	$1.020435	131,413.343
TA Hanlon Growth - Service Class	2011	$0.996956	$0.866452	563,207.365
Subaccount Inception date November 19, 2009	2010	$1.021103	$0.996956	478,888.217
	2009	$0.996395	$1.021103	56,168.869
TA Hanlon Growth and Income - Service Class	2011	$0.983823	$0.895237	1,039,664.001
Subaccount inception date November 19, 2009	2010	$1.022185	$0.983823	873,012.102
	2009	$0.997263	$1.022185	0.000
TA Hanlon Income - Service Class	2011	$0.987834	$0.999810	12,586,031.189
Subaccount inception date November 19, 2009	2010	$1.003452	$0.987834	19,555,122.947
	2009	$0.999954	$1.003452	1,210,008.409
TA JPMorgan Mid Cap Value - Service Class	2011	$1.243220	$1.243623	373,827.799
Subaccount inception date November 19, 2009	2010	$1.029410	$1.243220	179,254.909
	2009	$0.985153	$1.029410	0.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2011	$0.987201	$0.975338	192,883.064
Subaccount Inception Date May 1, 1997	2010	$0.874132	$0.987201	376,129.406
	2009	$0.687459	$0.874132	347,815.614
	2008	$1.119092	$0.687459	345,434.301
	2007	$1.091266	$1.119092	6,458.304
	2006	$1.000000	$1.091266	3,308.600
TA Jennison Growth - Service Class	2011	$1.036536	$1.011378	935,497.317
Subaccount Inception Date November 20, 1996	2010	$0.941418	$1.036536	955,549.698
	2009	$0.680522	$0.941418	208,693.644
	2008	$1.100528	$0.680522	140,639.638
	2007	$1.005889	$1.100528	133,380
	2006	$1.000000	$1.005889	25,692.508
TA Morgan Stanley Capital Growth - Service Class	2011	$1.045138	$0.966150	379,241.427
Subaccount Inception Date May 1, 2000	2010	$0.836363	$1.045138	258,131.020
	2009	$0.666777	$0.836363	221,575.875
	2008	$1.068640	$0.666777	218,649.796
	2007	$1.078664	$1.068640	181,435.623
	2006	$1.000000	$1.078664	93,244.423
TA AEGON High Yield Bond - Service Class	2011	$1.236198	$1.270727	2,168,963.379
Subaccount Inception Date June 2, 1998	2010	$1.120823	$1.236198	1,459,677.573
	2009	$0.776180	$1.120823	863,904.686
	2008	$1.059115	$0.776180	408,612.174
	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239
TA MFS International Equity - Service Class	2011	$1.013763	$0.894981	797,189.601
Subaccount Inception Date May 1, 2001	2010	$0.934669	$1.013763	780,952.125
	2009	$0.718825	$0.934669	572,957.821
	2008	$1.134210	$0.718825	499,722.780
	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093
TA PIMCO Total Return - Service Class	2011	$1.265142	$1.318054	13,093,970.060
Subaccount Inception Date May 1, 2002	2010	$1.203194	$1.265142	10,865,096.796
	2009	$1.057139	$1.203194	6,723,271.642
	2008	$1.109256	$1.057139	2,498,454.315
	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083
TA ProFunds UltraBear Fund - Service Class OAM	2011	$0.404424	$0.318340	7,896,840.872
Subaccount inception date May 1, 2009	2010	$0.561600	$0.404424	1,246,374.161
	2009	$1.000000	$0.561600	36,339.146
TA T. Rowe Price Small Cap - Service Class	2011	$1.139719	$1.137656	1,197,448.131
Subaccount Inception Date May 1, 2000	2010	$0.864603	$1.139719	531,073.357
	2009	$0.635650	$0.864603	525,139.979
	2008	$1.016578	$0.635650	290,417.279
	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051
TA WMC Diversified Equity - Service Class	2011	$0.967101	$0.882460	00.000
Subaccount Inception Date May 1, 2000	2010	$0.843895	$0.967101	1,421,960.727
	2009	$0.671308	$0.843895	1,137,473.926
	2008	$1.215207	$0.671308	128,156.594
	2007	$1.074942	$1.215207	112,008.614
	2006	$1.000000	$1.074942	0.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class	2011	$1.327402	$1.276650	600,669.357
Subaccount Inception Date November 10, 2008	2010	$1.201275	$1.327402	381,268.958
	2009	$1.036556	$1.201275	78,807.415
	2008	$1.000000	$1.036556	0.000
TA Multi-Managed Balanced - Service Class	2011	$1.143593	$1.166712	3,547,286.817
Subaccount Inception Date May 1, 2002	2010	$0.938809	$1.143593	2,910,050.693
	2009	$0.758114	$0.938809	1,041,087.087
	2008	$1.143549	$0.758114	446,753.985
	2007	$1.025873	$1.143549	306,556.463
	2006	$1.000000	$1.025873	20,925.563
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$0.988475	$0.988176	3,274,073.330
Subaccount Inception Date May 1, 2002	2010	$0.920995	$0.988475	648,000.076
	2009	$0.714117	$0.920995	424,103.009
	2008	$1.152836	$0.714117	247,413.176
	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224
TA WMC Diversified Growth - Service Class	2011	$0.893304	$0.843889	1,290,731.867
Subaccount Inception Date May 1, 2000	2010	$0.773299	$0.893304	180,543.034
	2009	$0.610130	$0.773299	99,925.063
	2008	$1.152912	$0.610130	134,522.022
	2007	$1.010483	$1.152912	90,425.642
	2006	$1.000000	$1.010483	8,971.277
TA Morgan Stanley Growth Opportunities - Service Class	2011	$1.197677	$1.069102	0.000
Subaccount Inception Date May 1, 2001	2010	$0.900335	$1.197677	548,660.805
	2009	$0.670705	$0.900335	354,237.674
	2008	$1.157481	$0.670705	37,875.860
	2007	$0.959175	$1.157481	38,563.024
	2006	$1.000000	$0.959175	38,378.572
TA AEGON Money Market - Service Class	2011	$1.020273	$1.003308	8,011,234.814
Subaccount Inception Date July 5, 1994	2010	$1.037558	$1.020273	5,034,841.530
	2009	$1.055058	$1.037558	5,206,256.150
	2008	$1.050319	$1.055058	10,380,130.853
	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652
TA Systematic Small Mid Cap Value - Service Class	2011	$1.186356	$1.133210	1,146,176.041
Subaccount Inception Date July 5, 1994	2010	$0.927726	$1.186356	857,646.325
	2009	$0.660241	$0.927726	350,757.384
	2008	$1.000000	$0.660241	253,859.108
TA AEGON U.S. Government Securities - Service Class	2011	$1.197044	$1.262846	5,987,222.010
Subaccount Inception Date August 3, 1994	2010	$1.168061	$1.197044	5,682,475.784
	2009	$1.140067	$1.168061	3,456,286.339
	2008	$1.079456	$1.140067	1,422,883.555
	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.073814	$1.089421	1,675,609.598
Subaccount inception date November 19, 2009	2010	$0.998015	$1.073814	715,591.901
	2009	$0.999954	$0.998015	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.018584	$1.016279	5,096,774.001
Subaccount Inception Date May 1, 2008	2010	$0.935839	$1.018584	613,465.532
	2009	$0.816736	$0.935839	748,782.638
	2008	$1.000000	$0.816736	266,216.046

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index - Growth - Service Class	2011	$0.970105	$0.943111	6,936,367.632
Subaccount Inception Date May 1, 2008	2010	$0.873054	$0.970105	6,041,137.262
	2009	$0.720815	$0.873054	5,259,673.885
	2008	$1.000000	$0.720815	779,065.245
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.151914	$1.088300	312,544.646
Subaccount inception date November 19, 2009	2010	$1.023968	$1.151914	112,231.700
	2009	$0.999954	$1.023968	2,721.925
TA Morgan Stanley Active International Allocation - Service Class	2011	$0.943609	$0.792697	667,165.900
Subaccount Inception Date July 5, 1994	2010	$0.886892	$0.943609	657,748.542
	2009	$0.717685	$0.886892	1,005,468.530
	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568
TA Multi Managed Large Cap Core - Service Class	2011	$1.076780	$1.031983	1,138,143.112
Subaccount Inception Date July 5, 1994	2010	$0.921209	$1.076780	1,413,200.966
	2009	$0.645728	$0.921209	1,143,330.242
	2008	$1.136350	$0.645728	658,843.227
	2007	$1.060888	$1.136350	45,350.521
	2006	$1.000000	$1.060888	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.299896	$1.189779	1,285,472.496
Subaccount Inception Date May 1, 2001	2010	$0.989658	$1.299896	425,696.761
	2009	$0.628577	$0.989658	275,521.723
	2008	$1.193621	$0.628577	167,256.060
	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.197044	$1.262846	346,377.467
Subaccount Inception Date November 3, 2003	2010	$1.168061	$1.197044	209,616.765
	2009	$1.140067	$1.168061	366,923.232
	2008	$1.079456	$1.140067	575,634.300
	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.764178	$0.725911	270,561.324
Subaccount Inception Date May 1, 2002	2010	$0.726689	$0.764178	181,355.266
	2009	$0.500229	$0.726689	148,627.255
	2008	$1.057839	$0.500229	7,197.074
	2007	$1.061450	$1.057839	0.000
	2006	$1.000000	$1.061450	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.821152	$0.741917	96,568.529
Subaccount Inception Date May 1, 2002	2010	$0.724882	$0.821152	98,888.760
	2009	$0.610681	$0.724882	107,629.898
	2008	$1.082576	$0.610681	79,884.701
	2007	$0.985459	$1.082576	48,043.714
	2006	$1.000000	$0.985459	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2011	$1.338773	$1.273704	1,429,797.562
Subaccount Inception Date November 10, 2008	2010	$1.236838	$1.338773	930,865.780
	2009	$1.012714	$1.236838	240,848.455
	2008	$1.000000	$1.012714	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.872462	$0.909986	1,236,624.018
Subaccount Inception Date May 1, 2001	2010	$0.786609	$0.872462	526,633.872
	2009	$0.664713	$0.786609	366,631.751
	2008	$1.139956	$0.664713	382,491.275
	2007	$1.105703	$1.139956	384,039.487
	2006	$1.000000	$1.105703	14,831.304

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.952317	$0.901288	384,221.112
Subaccount Inception Date May 1, 2001	2010	$0.881799	$0.952317	248,372.954
	2009	$0.654092	$0.881799	138,678.643
	2008	$1.105472	$0.654092	62,219.359
	2007	$0.989629	$1.105472	74,296.581
	2006	$1.000000	$0.989629	57,798.775
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.046837	$0.989990	1,966,094.951
Subaccount Inception Date May 1, 2008	2010	$0.904091	$1.046837	1,230,864.929
	2009	$0.664725	$0.904091	917,997.573
	2008	$1.000000	$0.664725	64,280.341
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.022302	$0.977265	2,883,891.122
Subaccount Inception Date May 1, 2000	2010	$0.889158	$1.022302	2,581,611.385
	2009	$0.667524	$0.889158	1,932,025.044
	2008	$1.184684	$0.667524	1,780,089.552
	2007	$1.027191	$1.184684	1,228,445.617
	2006	$1.000000	$1.027191	242,225.224
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$0.890139	$0.881022	847,713.819
Subaccount Inception Date May 1, 2000	2010	$0.787750	$0.890139	406,635.633
	2009	$0.616816	$0.787750	214,300.604
	2008	$1.097011	$0.616816	262,554.040
	2007	$1.101740	$1.097011	232,994.320
	2006	$1.000000	$1.101740	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.999116	$0.982132	441,845.989
Subaccount Inception Date May 1, 2001	2010	$0.820340	$0.999116	305,422.163
	2009	$0.651963	$0.820340	363,435.114
	2008	$1.258464	$0.651963	298,156.996
	2007	$1.010566	$1.258464	82,574.695
	2006	$1.000000	$1.010566	36,599.623
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.148775	$1.007017	1,474,355.567
Subaccount Inception Date May 1, 2000	2010	$0.908666	$1.148775	1,390,051.363
	2009	$0.661245	$0.908666	1,013,808.216
	2008	$1.113602	$0.661245	733,394.285
	2007	$0.982004	$1.113602	637,448.174
	2006	$1.000000	$0.982004	110,511.782
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.010795	$0.904092	542,703.080
Subaccount Inception Date May 1, 2002	2010	$0.813664	$1.010795	455,354.642
	2009	$0.526557	$0.813664	440,228.339
	2008	$1.099391	$0.526557	414,443.851
	2007	$1.060474	$1.099391	159,724.870
	2006	$1.000000	$1.060474	21,771.278
Franklin Income Securities Fund - Class 2	2011	$0.989452	$0.996141	4,699,219.287
Subaccount Inception Date May 1, 2007	2010	$0.893086	$0.989452	2,747,692.055
	2009	$0.669833	$0.893086	1,900,072.534
	2008	$0.968475	$0.669833	1,354,399.684
	2007	$1.000000	$0.968475	656,829.077
Mutual Shares Securities Fund - Class 2	2011	$0.806583	$0.784857	1,265,259.544
Subaccount Inception Date May 1, 2007	2010	$0.737697	$0.806583	1,104,944.870
	2009	$0.595191	$0.737697	679,484.895
	2008	$0.962542	$0.595191	677,267.432
	2007	$1.000000	$0.962542	442,275.796

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund - Class 2	2011	$0.898415	$0.789472	1,717,591.536
Subaccount Inception Date May 1, 2007	2010	$0.842826	$0.898415	1,280,796.132
	2009	$0.625466	$0.842826	1,107,019.661
	2008	$1.066974	$0.625466	660,223.309
	2007	$1.000000	$1.066974	303,752.013
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.368458	$1.321184	2,201,866.890
Subaccount Inception Date November 10, 2008	2010	$1.264301	$1.368458	1,832,729.578
	2009	$0.990039	$1.264301	1,100,688.843
	2008	$1.000000	$0.990039	9,730.069
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.214378	$1.174386	163,320.492
Subaccount Inception Date October 9, 2000	2010	$0.983918	$1.214378	115,700.679
	2009	$0.692757	$0.983918	247,056.568
	2008	$1.255004	$0.692757	168,440.473
	2007	$1.048491	$1.255004	124,949.696
	2006	$1.000000	$1.048491	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.991483	$0.838563	720,218.956
Subaccount Inception Date October 9, 2000	2010	$0.872856	$0.991483	675,272.507
	2009	$0.646052	$0.872856	243,199.759
	2008	$1.190543	$0.646052	108,637.236
	2007	$1.107223	$1.190543	106,701.264
	2006	$1.000000	$1.107223	1,406.919
MFS® New Discovery Series – Service Class	2011	$1.289202	$1.134644	809,092.042
Subaccount Inception Date May 1, 2002	2010	$0.964471	$1.289202	797,686.354
	2009	$0.602040	$0.964471	251,340.364
	2008	$1.012433	$0.602040	124,274.333
	2007	$1.007074	$1.012433	85,746.349
	2006	$1.000000	$1.007074	0.000
MFS® Total Return Series – Service Class	2011	$1.041956	$1.040812	1,319,768.967
Subaccount Inception Date May 1, 2002	2010	$0.966566	$1.041956	1,089,498.723
	2009	$0.834998	$0.966566	679,769.137
	2008	$1.093271	$0.834998	569,824.074
	2007	$1.069851	$1.093271	194,515.470
	2006	$1.000000	$1.069851	6,297.165
American Funds - Asset Allocation Fund - Class 2(4)	2011	$1.111765	$1.104143	2,938,838.821
Subaccount inception date November 19, 2009	2010	$1.007931	$1.111765	1,577,513.531
	2009	$0.989776	$1.007931	78,055.631
American Funds - Bond Fund - Class 2(4)	2011	$1.036944	$1.078725	1,475,513.641
Subaccount inception date November 19, 2009	2010	$0.993644	$1.036944	598,788.904
	2009	$1.000897	$0.993644	63,418.369
American Funds - Growth Fund - Class 2(4)	2011	$1.166806	$1.095054	1,236,988.228
Subaccount inception date November 19, 2009	2010	$1.002789	$1.166806	364,500.005
	2009	$0.986479	$1.002789	0.000
American Funds - Growth-Income Fund - Class 2(4)	2011	$1.101360	$1.060047	586,825.250
Subaccount inception date November 19, 2009	2010	$1.008181	$1.101360	207,455.738
	2009	$0.986801	$1.008181	0.000
American Funds - International Fund - Class 2(4)	2011	$1.030620	$0.869331	791,380.580
Subaccount inception date November 19, 2009	2010	$0.980303	$1.030620	261,101.833
	2009	$0.982910	$0.980303	0.000
GE Investments Total Return Fund - Class 3(3)	2011	$1.077107	$1.024302	945,374.429
Subaccount inception date November 19, 2009	2010	$1.003571	$1.077107	373,010.145
	2009	$0.988808	$1.003571	0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	2011	$1.000000	$0.959215	561,243.938
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2011	$1.000000	$0.978990	1,877,411.764
Subaccount inception date May 1, 2011
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2011	$1.000000	$0.918658	2,118,920.560
Subaccount inception date May 1, 2011
TA JPMorgan Core Bond - Service Class	2011	$1.000000	$1.042579	890,234.850
Subaccount inception date May 1, 2011
TA JPMorgan Tactical Allocation - Service Class	2011	$1.000000	$0.993819	1,762,414.607
Subaccount inception date May 1, 2011
TA PIMCO Real Return TIPS - Service Class	2011	$1.000000	$1.065040	2,345,673.577
Subaccount inception date May 1, 2011

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2011	$1.464725	$1.474977	3,324,271.678
Subaccount Inception Date May 1, 2002	2010	$1.369643	$1.464725	3,926,849.319
	2009	$1.114647	$1.369643	4,912,638.287
	2008	$1.441652	$1.114647	5,122,755.897
	2007	$1.380694	$1.441652	5,058,972
	2006	$1.285855	$1.380694	5,731,875.609
	2005	$1.244663	$1.285855	5,311,608.574
	2004	$1.156053	$1.244663	1,754,171.000
	2003	$1.000000	$1.156053	306,346.159
TA Asset Allocation - Growth - Service Class	2011	$1.571048	$1.457556	1,413,830.635
Subaccount Inception Date May 1, 2002	2010	$1.392921	$1.571048	1,498,895.294
	2009	$1.092998	$1.392921	1,787,349.333
	2008	$1.844349	$1.092998	2,340,011.057
	2007	$1.743593	$1.844349	2,892,235.945
	2006	$1.537391	$1.743593	3,255,748.077
	2005	$1.396201	$1.537391	2,727,896.863
	2004	$1.246057	$1.396201	1,258,003.000
	2003	$1.000000	$1.246057	96,224.296
TA Asset Allocation - Moderate - Service Class	2011	$1536886	$1.516411	6,183,222.201
Subaccount Inception Date May 1, 2002	2010	$1.418449	$1.536886	7,210,749.389
	2009	$1.142535	$1.418449	9,175,189.432
	2008	$1.573670	$1.142535	9,682,889.469
	2007	$1.484939	$1.573670	14,031,740.906
	2006	$1.357190	$1.484939	18,165,656.265
	2005	$1.287710	$1.357190	15,833,341.165
	2004	$1.177954	$1.287710	6,397,712.000
	2003	$1.000000	$1.177954	656,616.562

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2011	$1.570475	$1.509868	5,011,084.068
Subaccount Inception Date May 1, 2002	2010	$1.420209	$1.570475	5,993,137.764
	2009	$1.128996	$1.420209	7,038,351.570
	2008	$1.711018	$1.128996	7,463,387.327
	2007	$1.617168	$1.711018	13,361,405.235
	2006	$1.447775	$1.617168	16,878,947.181
	2005	$1.341392	$1.447775	12,973,204.806
	2004	$1.204992	$1.341392	3,814,143.000
	2003	$1.000000	$1.204992	489,410.694
TA International Moderate Growth - Service Class	2011	$0.949963	$0.864146	407,695.786
Subaccount Inception Date May 1, 2006	2010	$0.875915	$0.949963	394,653.672
	2009	$0.688460	$0.875915	402,773.383
	2008	$1.098976	$0.688460	936,958.515
	2007	$1.029756	$1.098976	979,785.327
	2006	$1.000000	$1.029756	143,012.386
TA BlackRock Large Cap Value - Service Class	2011	$1.539335	$1.551607	250,194.817
Subaccount Inception Date May 1, 2000	2010	$1.420531	$1.539335	265,767.431
	2009	$1.269834	$1.420531	145,754.278
	2008	$1.957760	$1.269834	53,071.857
	2007	$1.907300	$1.957760	118,716.618
	2006	$1.662395	$1.907300	52,359.747
	2005	$1.460054	$1.662395	68,107.397
	2004	$1.257816	$1.460054	28,868.000
	2003	$1.000000	$1.257816	0.000
TA Clarion Global Real Estate Securities - Service Class	2011	$1.973132	$1.824519	33,214.529
Subaccount Inception Date May 1, 2002	2010	$1.739527	$1.973132	43,407.809
	2009	$1.329450	$1.739527	62,218.817
	2008	$2.350276	$1.329450	163,852.733
	2007	$2.566554	$2.350276	332,653.015
	2006	$1.838266	$2.566554	293,705.346
	2005	$1.650890	$1.838266	100,705.441
	2004	$1.266597	$1.650890	180,655.000
	2003	$1.000000	$1.266597	38,980.275
TA JPMorgan Enhanced Index - Service Class	2011	$1.377123	$1.361229	30,013.788
Subaccount Inception Date May 1, 1997	2010	$1.218801	$1.377123	37,716.519
	2009	$0.958056	$1.218801	38,105.202
	2008	$1.558815	$0.958056	62,710.633
	2007	$1.519307	$1.558815	63,329.968
	2006	$1.343303	$1.519307	86,719.751
	2005	$1.323097	$1.343303	52,059.243
	2004	$1.214901	$1.323097	23,032.000
	2003	$1.000000	$1.214901	0.000
TA Jennison Growth - Service Class	2011	$1.484226	$1.448912	95,928.712
Subaccount Inception Date November 20, 1996	2010	$1.347358	$1.484226	111,387.463
	2009	$0.973484	$1.347358	0.000
	2008	$1.573519	$0.973484	0.000
	2007	$1.437497	$1.573519	0.000
	2006	$1.438145	$1.437497	2,898.638
	2005	$1.287705	$1.438145	3,048.797
	2004	$1.202386	$1.287705	415,456.000
	2003	$1.000000	$1.202386	0.000

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2011	$1.575542	$1.457191	15,330.333
Subaccount Inception Date May 1, 2000	2010	$1.260189	$1.575542	47,220.891
	2009	$1.004173	$1.260189	15,860.084
	2008	$1.608596	$1.004173	20,730.173
	2007	$1.622880	$1.608596	78,341.677
	2006	$1.394493	$1.622880	199,631.372
	2005	$1.365470	$1.394493	143,205.778
	2004	$1.274668	$1.365470	209,317.000
	2003	$1.000000	$1.274668	20,127.313
TA AEGON High Yield Bond - Service Class	2011	$1.484824	$1.527055	120,808.171
Subaccount Inception Date June 2, 1998	2010	$1.345574	$1.484824	168,920.218
	2009	$0.931352	$1.345574	266,035.622
	2008	$1.270217	$0.931352	309,170.455
	2007	$1.269362	$1.270217	153,336.262
	2006	$1.166419	$1.269362	180,911.718
	2005	$1.168067	$1.166419	192,415.190
	2004	$1.084337	$1.168067	343,085.000
	2003	$1.000000	$1.084337	155,172.512
TA MFS International Equity - Service Class	2011	$1.807190	$1.596224	54,148.499
Subaccount Inception Date May 1, 2001	2010	$1.665369	$1.807190	129,065.931
	2009	$1.280161	$1.665369	118,086.040
	2008	$2.018919	$1.280161	144,164.740
	2007	$1.885226	$2.018919	206,064.563
	2006	$1.558941	$1.885226	286,232.694
	2005	$1.409527	$1.558941	277,604.699
	2004	$1.254357	$1.409527	238,529.000
	2003	$1.000000	$1.254357	56,673.320
TA PIMCO Total Return - Service Class	2011	$1.298055	$1.353007	719,436.535
Subaccount Inception Date May 1, 2002	2010	$1.233892	$1.298055	807,819.432
	2009	$1.083573	$1.233892	1,193,518.388
	2008	$1.136434	$1.083573	707,296.029
	2007	$1.061801	$1.136434	510,606.303
	2006	$1.038779	$1.061801	448,615.800
	2005	$1.034840	$1.038779	401,940.145
	2004	$1.009392	$1.034840	380,776.000
	2003	$1.000000	$1.009392	183,885.849
TA T. Rowe Price Small Cap - Service Class	2011	$1.921682	$1.919155	99,044.053
Subaccount Inception Date May 1, 2000	2010	$1.457091	$1.921682	162,133.607
	2009	$1.070714	$1.457091	150,065.517
	2008	$1.711527	$1.070714	196,757.050
	2007	$1.592266	$1.711527	277,165.046
	2006	$1.566167	$1.592266	303,947.797
	2005	$1.441997	$1.566167	234,156.332
	2004	$1.331180	$1.441997	207,470.000
	2003	$1.000000	$1.331180	38,917.197
TA WMC Diversified Equity - Service Class	2011	$1.200098	$1.095611	0.000
Subaccount Inception Date May 1, 2000	2010	$1.046700	$1.200098	204,074.960
	2009	$0.832226	$1.046700	257,960.834
	2008	$1.505764	$0.832226	54,525.001
	2007	$1.331314	$1.505764	122,615.566
	2006	$1.142459	$1.331314	115,352.864
	2005	$1.082954	$1.142459	282,204.550
	2004	$1.205139	$1.082954	56,317.000
	2003	$1.000000	$1.205139	934.640

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class	2011	$1.328803	$1.278633	0.000
Subaccount Inception Date November 10, 2008	2010	$1.201944	$1.328803	0.000
	2009	$1.036627	$1.201944	0.000
	2008	$1.000000	$1.036627	0.000
TA Multi-Managed Balanced - Service Class	2011	$1.516479	$1.547885	64,622.514
Subaccount Inception Date May 1, 2002	2010	$1.244313	$1.516479	70,815.245
	2009	$1.004336	$1.244313	110,442.244
	2008	$1.514207	$1.004336	47,719.643
	2007	$1.357724	$1.514207	46,649.272
	2006	$1.269134	$1.357724	31,059.632
	2005	$1.196794	$1.269134	22,174.430
	2004	$1.097257	$1.196794	20,339.000
	2003	$1.000000	$1.097257	23,100.100
TA AllianceBernstein Dynamic Allocation - Service Class	2011	$1.420036	$1.420292	693,648.310
Subaccount Inception Date May 1, 2002	2010	$1.322453	$1.420036	948,367.193
	2009	$1.024879	$1.322453	1,194,636.479
	2008	$1.653702	$1.024879	1,355,982.617
	2007	$1.421220	$1.653702	1,414,118.156
	2006	$1.305556	$1.421220	1430856.650
	2005	$1.281643	$1.305556	1,360,457.255
	2004	$1.153019	$1.281643	640,111.000
	2003	$1.000000	$1.153019	18,759.819
TA WMC Diversified Growth - Service Class	2011	$1.486593	$1.405046	247,106.167
Subaccount Inception Date May 1, 2000	2010	$1.286249	$1.486593	258,859.607
	2009	$1.014355	$1.286249	261,328.929
	2008	$1.915788	$1.014355	271,067.601
	2007	$1.678298	$1.915788	273,483
	2006	$1.573974	$1.678298	349,258.818
	2005	$1.375901	$1.573974	648,105.161
	2004	$1.209695	$1.375901	626,065.000
	2003	$1.000000	$1.209695	104,864.450
TA Morgan Stanley Growth Opportunities - Service Class	2011	$2.110317	$1.884695	0.000
Subaccount Inception Date May 1, 2001	2010	$1.585634	$2.110317	75,310.561
	2009	$1.180645	$1.585634	23,231.126
	2008	$2.036509	$1.180645	64,515.110
	2007	$1.686766	$2.036509	150,043.215
	2006	$1.634483	$1.686766	161,632.736
	2005	$1.433086	$1.634483	610,130.495
	2004	$1.250384	$1.433086	105,738.000
	2003	$1.000000	$1.250384	5,210.598
TA AEGON Money Market - Service Class	2011	$1.023242	$1.006739	538,252.616
Subaccount Inception Date July 5, 1994	2010	$1.040052	$1.023242	570,293.735
	2009	$1.057122	$1.040052	818,260.607
	2008	$1.051848	$1.057122	2,866,311.114
	2007	$1.020645	$1.051848	2,581,105.521
	2006	$0.993042	$1.020645	3096193.112
	2005	$0.983543	$0.993042	1,646,772.784
	2004	$0.992339	$0.983543	1,100,594.000
	2003	$1.000000	$0.992339	333,610.609
TA Systematic Small Mid Cap Value - Service Class	2011	$1.188049	$1.135393	11,308.076
Subaccount Inception Date July 5, 1994	2010	$0.928586	$1.188049	13,645.418
	2009	$0.660541	$0.928586	3,971.414
	2008	$1.000000	$0.660541	0.000

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2011	$1.184157	$1.249874	330,928.161
Subaccount Inception Date August 3, 1994	2010	$1.154918	$1.184157	419,029.730
	2009	$1.126684	$1.154918	560,870.148
	2008	$1.066255	$1.126684	768,113.295
	2007	$1.024700	$1.066255	361,405.868
	2006	$1.010644	$1.024700	262,049.585
	2005	$1.007306	$1.010644	292,876.039
	2004	$0.995091	$1.007306	151,064.000
	2003	$1.000000	$0.995091	225,309.984
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.019934	$1.018128	0.000
May 1, 2008	2010	$0.936613	$1.019934	0.000
	2009	$0.817007	$0.936613	0.000
	2008	$1.000000	$0.817007	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.152543	$1.089428	44,183.198
Subaccount Inception Date May 1, 2008	2010	$0.873783	$1.152543	0.000
	2009	$0.721052	$0.873783	0.000
	2008	$1.000000	$0.721052	0.000
TA Morgan Stanley Active International Allocation - Service Class	2011	$1.810448	$1.521660	44,343.068
Subaccount Inception Date July 5, 1994	2010	$1.700800	$1.810448	59,202.351
	2009	$1.375634	$1.700800	75,665.827
	2008	$2.294266	$1.375634	140,547.809
	2007	$2.023287	$2.294266	350,688.136
	2006	$1.669500	$2.023287	378,566.686
	2005	$1.493653	$1.669500	208,736.545
	2004	$1.312150	$1.493653	285,890.000
	2003	$1.000000	$1.312150	18,343.025
TA Multi Managed Large Cap Core - Service Class	2011	$1.504454	$1.442578	60,083.563
Subaccount Inception Date July 5, 1994	2010	$1.286458	$1.504454	67,975.044
	2009	$0.901309	$1.286458	124,802.174
	2008	$1.585327	$0.901309	26,376.503
	2007	$1.479328	$1.585327	35,284.125
	2006	$1.366206	$1.479328	71,609.191
	2005	$1.272601	$1.366206	121,512.649
	2004	$1.149629	$1.272601	99,596.000
	2003	$1.000000	$1.149629	0.000
TA Morgan Stanley Mid Cap Growth - Service Class	2011	$1.866045	$1.708815	71,821.684
Subaccount Inception Date May 1, 2001	2010	$1.419987	$1.866045	64,479.343
	2009	$0.901458	$1.419987	55,188.181
	2008	$1.710951	$0.901458	89,193.669
	2007	$1.422904	$1.710951	59,139.632
	2006	$1.319748	$1.422904	81,154.272
	2005	$1.250057	$1.319748	68,240.988
	2004	$1.188546	$1.250057	43,349.000
	2003	$1.000000	$1.188546	4,750.474
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.184157	$1.249874	1,144,348.520
Subaccount Inception Date November 3, 2003	2010	$1.154918	$1.184157	837,821.574
	2009	$1.126684	$1.154918	1,658,881.249
	2008	$1.066255	$1.126684	3,182,166.702
	2007	$1.024700	$1.066255	44,134.540
	2006	$1.010644	$1.024700	0.000
	2005	$1.007306	$1.010644	0.000
	2004	$0.995091	$1.007306	30,609.000
	2003	$1.000000	$0.995091	0.000

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.899866	$0.855226	82,861.620
Subaccount Inception Date May 1, 2002	2010	$0.855291	$0.899866	167,071.823
	2009	$0.588477	$0.855291	172,689.906
	2008	$1.243830	$0.588477	487,603.207
	2007	$1.247452	$1.243830	686,147.304
	2006	$1.122690	$1.247452	992,629.057
	2005	$1.082408	$1.122690	1,166,614.220
	2004	$0.992723	$1.082408	1,231,735.000
	2003	$0.757050	$0.992723	1,254,260.8415
	2002	$1.000000	$0.757050	1,003,800.155
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.980081	$0.885948	60,200.659
Subaccount Inception Date May 1, 2002	2010	$0.864752	$0.980081	76,442.216
	2009	$0.728156	$0.864752	80,741.469
	2008	$1.290182	$0.728156	101,140.098
	2007	$1.173854	$1.290182	119,434.702
	2006	$1.125019	$1.173854	184,472.830
	2005	$1.053179	$1.125019	130,776.757
	2004	$1.006847	$1.053179	166,844.000
	2003	$0.792246	$1.006847	195,885.874
	2002	$1.000000	$0.792246	93,051.475
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(3)	2011	$1.340179	$1.275667	16,397.426
Subaccount Inception Date November 10, 2008	2010	$1.237531	$1.340179	0.000
	2009	$1.012783	$1.237531	0.000
	2008	$1.000000	$1.012783	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.941786	$0.982776	175,497.898
Subaccount Inception Date May 1, 2001	2010	$0.848695	$0.941786	367,112.891
	2009	$0.716828	$0.848695	422,550.759
	2008	$1.228748	$0.716828	1,187,145.326
	2007	$1.191237	$1.228748	1,492,818.757
	2006	$1.035043	$1.191237	2,165,164.853
	2005	$1.005840	$1.035043	2,710,964.858
	2004	$0.919316	$1.005840	2,861,924.000
	2003	$0.706941	$0.919316	3,274,904.979
	2002	$0.924456	$0.706941	3,412,179.268
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.800240	$0.757722	71,654.849
Subaccount Inception Date May 1, 2001	2010	$0.740617	$0.800240	125,697.725
	2009	$0.549095	$0.740617	223,759.659
	2008	$0.927557	$0.549095	384,688.625
	2007	$0.829949	$0.927557	462,151.848
	2006	$0.849042	$0.829949	858,080.426
	2005	$0.751468	$0.849042	896,236.648
	2004	$0.705069	$0.751468	935,900.000
	2003	$0.580946	$0.705069	956,802.626
	2002	$0.853898	$0.580946	977,257.596
Fidelity VIP Balanced Portfolio - Service Class 2	2011	$1.048229	$0.991794	0.000
Subaccount Inception Date May 1, 2008	2010	$0.904846	$1.048229	0.000
	2009	$0.664950	$0.904846	0.000
	2008	$1.000000	$0.664950	0.000

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.264042	$1.208940	5,206,609.951
Subaccount Inception Date May 1, 2000	2010	$1.098878	$1.264042	6,160,593.353
	2009	$0.824553	$1.098878	7,154,851.029
	2008	$1.462643	$0.824553	7,982,893.783
	2007	$1.267582	$1.462643	9,394,980.015
	2006	$1.156256	$1.267582	12,332,579.646
	2005	$1.007547	$1.156256	12,946,092.441
	2004	$0.889389	$1.007547	11,185,879.000
	2003	$0.705209	$0.889389	11,043,294.566
	2002	$0.793026	$0.705209	8,369,366.786
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.142130	$1.130977	335,344.103
Subaccount Inception Date May 1, 2000	2010	$1.010262	$1.142130	608,347.410
	2009	$0.790655	$1.010262	984,823.807
	2008	$1.405491	$0.790655	2,081,446.625
	2007	$1.410854	$1.405491	2,519,117.666
	2006	$1.195759	$1.410854	3,687,744.038
	2005	$1.151310	$1.195759	3,840,173.981
	2004	$1.052163	$1.151310	4,404,731.000
	2003	$0.822512	$1.052163	4,183,621.596
	2002	$1.009197	$0.822512	3,647,123.191
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.847189	$0.833190	175,474.642
Subaccount Inception Date May 1, 2001	2010	$0.695259	$0.847189	306,605.127
	2009	$0.552290	$0.695259	593,690.524
	2008	$1.065547	$0.552290	927,124.381
	2007	$0.855221	$1.065547	1,032,876.591
	2006	$0.815687	$0.855221	1,721,144.115
	2005	$0.785870	$0.815687	2,404,844.956
	2004	$0.774687	$0.785870	4,355,705.000
	2003	$0.594116	$0.774687	4,619,609.096
	2002	$0.866432	$0.594116	4,275,755.599
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2011	$0.749024	$0.751404	6,428.572
Subaccount Inception Date May 1, 2000	2010	$0.616620	$0.749024	23,686.369
	2009	$0.430897	$0.616620	74,157.523
	2008	$0.976401	$0.430897	106,228.385
	2007	$0.807604	$0.976401	118,705.896
	2006	$0.780921	$0.807604	139,315.397
	2005	$0.730396	$0.780921	159,951.180
	2004	$0.394612	$0.730396	229,436.000
	2003	$0.545616	$0.394612	305,580.826
	2002	$0.711125	$0.545616	405,195.634
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.346471	$2.057917	2,241,672.353
Subaccount Inception Date May 1, 2000	2010	$1.855115	$2.346471	2,623,368.361
	2009	$1.349336	$1.855115	3,181,919.737
	2008	$2.271284	$1.349336	5,230,196.469
	2007	$2.001900	$2.271284	6,859,195.465
	2006	$1.810309	$2.001900	9,519,029.718
	2005	$1.559181	$1.810309	10,808,650.447
	2004	$1.271464	$1.559181	11,302,961.000
	2003	$0.934838	$1.271464	11,797,256.740
	2002	$1.056151	$0.934838	11,119,727.497

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.423359	$1.273734	1,148,815.966
Subaccount Inception Date May 1, 2002	2010	$1.145202	$1.423359	1,614,238.828
	2009	$0.740746	$1.145202	1,743,605.916
	2008	$1.545817	$0.740746	3,033,707.801
	2007	$1.490367	$1.545817	3,606,595.948
	2006	$1.305847	$1.490367	4,766,795.720
	2005	$1.295883	$1.305847	5,239,413.070
	2004	$1.157177	$1.295883	5,572,327.000
	2003	$0.747462	$1.157177	5,139,439.175
	2002	$1.000000	$0.747462	2,909,201.745
Franklin Income Securities Fund - Class 2	2011	$0.991236	$0.998427	797,499.390
Subaccount Inception Date May 1, 2007	2010	$0.894268	$0.991236	1,377,356.238
	2009	$0.670389	$0.894268	1,286,158.746
	2008	$0.968794	$0.670389	495,848.543
	2007	$1.000000	$0.968794	0.000
Mutual Shares Securities Fund - Class 2	2011	$0.808020	$0.786640	132,760.408
Subaccount Inception Date May 1, 2007	2010	$0.738651	$0.808020	165,535.861
	2009	$0.595677	$0.738651	279,220.697
	2008	$0.962851	$0.595677	428,919.031
	2007	$1.000000	$0.962851	516,972.664
Templeton Foreign Securities Fund - Class 2	2011	$0.900033	$0.791275	215,600.318
Subaccount Inception Date May 1, 2007	2010	$0.843928	$0.900033	384,696.921
	2009	$0.625977	$0.843928	772,731.485
	2008	$1.067319	$0.625977	313,543.636
	2007	$1.000000	$1.067319	581,359.124
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2011	$1.369903	$1.323222	5,670.888
Subaccount Inception Date November 10, 2008	2010	$1.265010	$1.369903	5,707.161
	2009	$0.990107	$1.265010	5,753.028
	2008	$1.000000	$0.990107	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$0.694709	$0.672165	260,039.320
Subaccount Inception Date October 9, 2000	2010	$0.562599	$0.694709	511,530.836
	2009	$0.395914	$0.562599	674,811.391
	2008	$0.716875	$0.395914	919,318.124
	2007	$0.598622	$0.716875	1,057,678.007
	2006	$0.537021	$0.598622	1,022,825.324
	2005	$0.487253	$0.537021	1,306,600.409
	2004	$0.411128	$0.487253	1,950,768.000
	2003	$0.310104	$0.411128	2,333,284.441
	2002	$0.438542	$0.310104	2,981,371.124
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2011	$1.483526	$1.415964	51,556.476
Subaccount Inception Date October 9, 2000	2010	$1.307150	$1.483526	89,891.476
	2009	$0.999639	$1.307150	87,253.727
	2008	$1.409366	$0.999639	108,658.554
	2007	$1.336873	$1.409366	156,402.350
	2006	$1.180964	$1.336873	170,687.250
	2005	$1.091239	$1.180964	229,998.743
	2004	$0.941673	$1.091239	260,937.000
	2003	$0.677839	$0.941673	290,793.061
	2002	$0.899778	$0.677839	512,467.432

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.667727	$0.565018	2,061,247.329
Subaccount Inception Date October 9, 2000	2010	$0.587549	$0.667727	4,214,615.890
	2009	$0.434661	$0.587549	4,261,710.404
	2008	$0.800602	$0.434661	1,469,162.162
	2007	$0.744204	$0.800602	2,017,402.285
	2006	$0.641412	$0.744204	1,816,322.478
	2005	$0.617582	$0.641412	1,998,931.934
	2004	$0.600609	$0.617582	2,197,986.000
	2003	$0.493626	$0.600609	5,422,331.886
	2002	$0.675409	$0.493626	6,042,239.890
MFS® New Discovery Series – Service Class	2011	$1.506858	$1.326867	206,224.171
Subaccount Inception Date May 1, 2002	2010	$1.126746	$1.506858	287,537.345
	2009	$0.702996	$1.126746	260,249.577
	2008	$1.181624	$0.702996	100,509.764
	2007	$1.174786	$1.181624	227,941.936
	2006	$1.057395	$1.174786	252,125.681
	2005	$1.023299	$1.057395	223,744.655
	2004	$0.979415	$1.023299	507,516.000
	2003	$0.746131	$0.979415	252,905.234
	2002	$1.000000	$0.746131	88,053.024
MFS® Total Return Series – Service Class	2011	$1.235752	$1.235014	2,551,536.322
Subaccount Inception Date May 1, 2002	2010	$1.145761	$1.235752	3,112,931.584
	2009	$0.989314	$1.145761	3,997,110.597
	2008	$1.294686	$0.989314	5,266,112.172
	2007	$1.266326	$1.294686	5,935,898.431
	2006	$1.153125	$1.266326	6,174,817.817
	2005	$1.142421	$1.153125	7,487,429.299
	2004	$1.045974	$1.142421	7,769,161.000
	2003	$0.916538	$1.045974	5,455,329.528
	2002	$1.000000	$0.916538	2,852,668.086
TA Asset Allocation - Conservative - Initial Class	2011	$1.394894	$1.408742	2,971,542.473
Subaccount Inception Date May 1, 2002	2010	$1.301645	$1.394894	3,816,378.058
	2009	$1.056595	$1.301645	4,092,210.818
	2008	$1.362730	$1.056595	4,324,481.770
	2007	$1.302195	$1.362730	4,559,401.539
	2006	$1.209388	$1.302195	3,950,262.173
	2005	$1.168714	$1.209388	5,139,406.237
	2004	$1.082863	$1.168714	6,043,256.000
	2003	$0.895514	$1.082863	3,745,811.278
	2002	$1.000000	$0.895514	2,904,735.182
TA Asset Allocation - Growth - Initial Class	2011	$1.326967	$1.234743	3,427,021.430
Subaccount Inception Date May 1, 2002	2010	$1.173414	$1.326967	9,175,586.525
	2009	$0.918811	$1.173414	9,019,004.958
	2008	$1.547312	$0.918811	6,135,701.505
	2007	$1.459780	$1.547312	8,836,631.456
	2006	$1.283364	$1.459780	9,538,311.474
	2005	$1.162218	$1.283364	9,927,114.009
	2004	$1.034667	$1.162218	8,831,520.000
	2003	$0.804077	$1.034667	6,541,474.200
	2002	$1.000000	$0.804077	2,859,222.516

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class	2011	$1.413048	$1.398309	15,987,184.820
Subaccount Inception Date May 1, 2002	2010	$1.301334	$1.413048	9,512,237.211
	2009	$1.046510	$1.301334	11,363,556.425
	2008	$1.436940	$1.046510	12,166,748.247
	2007	$1.353130	$1.436940	12,903,497.992
	2006	$1.233773	$1.353130	16,280,085.326
	2005	$1.167191	$1.233773	18,384,505.055
	2004	$1.065126	$1.167191	14,608,196.000
	2003	$0.867070	$1.065126	12,643,724.058
	2002	$1.000000	$0.867070	4,179,411.611
TA Asset Allocation - Moderate Growth - Initial Class	2011	$1.391624	$1.341519	6,511,722.099
Subaccount Inception Date May 1, 2002	2010	$1.254864	$1.391624	19,288,255.248
	2009	$0.995303	$1.254864	20,793,678.692
	2008	$1.504829	$0.995303	15,724,985.647
	2007	$1.418967	$1.504829	20,753,110.812
	2006	$1.267027	$1.418967	21,875,335.171
	2005	$1.171748	$1.267027	21,767,725.511
	2004	$1.049045	$1.171748	16,971,950.000
	2003	$0.838523	$1.049045	18,238,722.797
	2002	$1.000000	$0.838523	5,874,308.062
TA BlackRock Large Cap Value - Initial Class	2011	$1.400446	$1.415445	5,114,148.516
Subaccount Inception Date May 1, 2000	2010	$1.288921	$1.400446	3,981,440.291
	2009	$1.149386	$1.288921	3,826,118.955
	2008	$1.767369	$1.149386	1,015,262.667
	2007	$1.717060	$1.767369	1,723,077
	2006	$1.492715	$1.717060	2,315,953.929
	2005	$1.308666	$1.492715	2,131,536.600
	2004	$1.124147	$1.308666	1,798,706.000
	2003	$0.880466	$1.124147	2,349,670.149
	2002	$1.043264	$0.880466	2,185,519.794
TA Clarion Global Real Estate Securities - Initial Class	2011	$1.967462	$1.824539	1,059,506.911
Subaccount Inception Date May 1, 2002	2010	$1.729018	$1.967462	1,096,143.921
	2009	$1.317332	$1.729018	1,269,838.918
	2008	$2.324131	$1.317332	599,168.647
	2007	$2.532504	$2.324131	951,110.436
	2006	$1.809299	$2.532504	1,559,705.399
	2005	$1.620689	$1.809299	1,289,401.303
	2004	$1.240013	$1.620689	1,511,075.000
	2003	$0.928601	$1.240013	1,117,207.638
	2002	$1.000000	$0.928601	529,237.820
TA JPMorgan Enhanced Index - Initial Class	2011	$1.505515	$1.492075	160,487.311
Subaccount Inception Date May 1, 1997	2010	$1.328696	$1.505515	579,744.821
	2009	$1.042233	$1.328696	1,050,365.590
	2008	$1.691147	$1.042233	2,218,789.443
	2007	$1.644580	$1.691147	4,193,055.550
	2006	$1.449676	$1.644580	5,851,623.813
	2005	$1.424267	$1.449676	7,480,482.507
	2004	$1.304133	$1.424267	9,880,898.000
	2003	$1.028077	$1.304133	11,186,909.259
	2002	$1.385872	$1.028077	11,893,663.375

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class	2011	$0.929448	$0.908628	1,650,326.696
Subaccount Inception Date November 20, 1996	2010	$0.841582	$0.929448	2,573,593.991
	2009	$0.606699	$0.841582	618,715.091
	2008	$0.979098	$0.606699	1,111,090.070
	2007	$0.892571	$0.979098	1,547,113.380
	2006	$0.889798	$0.892571	2,137,833.553
	2005	$0.794843	$0.889798	2,675,778.473
	2004	$0.740408	$0.794843	3,298,786.000
	2003	$0.584450	$0.740408	3,888,476.521
	2002	$0.857823	$0.584450	3,985,892.254
TA Morgan Stanley Capital Growth - Initial Class	2011	$1.283014	$1.188929	663,397.743
Subaccount Inception Date May 1, 2000	2010	$1.023386	$1.283014	1,058,309.486
	2009	$0.813281	$1.023386	1,490,680.417
	2008	$1.299237	$0.813281	3,769,086.970
	2007	$1.307248	$1.299237	4,881,894.776
	2006	$1.120778	$1.307248	6,472,335.150
	2005	$1.094583	$1.120778	9,407,007.331
	2004	$1.019502	$1.094583	10,473,985.000
	2003	$0.766770	$1.019502	11,221,771.416
	2002	$1.035304	$0.766770	10,724,740.045
TA AEGON High Yield Bond - Initial Class	2011	$1.543449	$1.590871	350,605.273
Subaccount Inception Date June 2, 1998	2010	$1.395350	$1.543449	542,950.526
	2009	$0.963321	$1.395350	899,185.672
	2008	$1.309167	$0.963321	1,317,420.419
	2007	$1.306671	$1.309167	2,338,348.372
	2006	$1.197121	$1.306671	2,758,581.858
	2005	$1.195154	$1.197121	3,228,323.815
	2004	$1.106818	$1.195154	4,577,669.000
	2003	$0.955558	$1.106818	5,300,691.125
	2002	$0.951599	$0.955558	3,994,850.994
TA MFS International Equity - Initial Class	2011	$1.153536	$1.020705	2,363,988.452
Subaccount Inception Date May 1, 2001	2010	$1.061168	$1.153536	677,110.014
	2009	$0.812973	$1.061168	942,876.102
	2008	$1.277171	$0.812973	1,847,443.141
	2007	$1.189488	$1.277171	2,516,786.551
	2006	$0.982420	$1.189488	3,440,349.383
	2005	$0.884758	$0.982420	3,633,483.808
	2004	$0.786574	$0.884758	3,712,503.000
	2003	$0.638142	$0.786574	3,115,043.494
	2002	$0.831827	$0.638142	1,590,381.361
TA PIMCO Total Return - Initial Class	2011	$1.418945	$1.483487	2,355,301.334
Subaccount Inception Date May 1, 2002	2010	$1.345550	$1.418945	3,425,998.468
	2009	$1.178731	$1.345550	4,431,152.343
	2008	$1.232649	$1.178731	4,346,726.699
	2007	$1.150163	$1.232649	5,485,421.163
	2006	$1.121860	$1.150163	6,357,614.801
	2005	$1.114366	$1.121860	7,441,560.425
	2004	$1.084069	$1.114366	10,302,205.000
	2003	$1.050445	$1.084069	11,973,638.852
	2002	$1.000000	$1.050445	11,672,666.206

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class	2011	$1.099853	$1.100351	2,306,717.505
Subaccount Inception Date May 1, 2000	2010	$0.831679	$1.099853	692,999.034
	2009	$0.609515	$0.831679	914,078.990
	2008	$0.971981	$0.609515	2,133,106.473
	2007	$0.901482	$0.971981	2,917,130.957
	2006	$0.884586	$0.901482	4,898,196.054
	2005	$0.812890	$0.884586	5,525,253.564
	2004	$0.748717	$0.812890	6,866,396.000
	2003	$0.542048	$0.748717	7,757,839.511
	2002	$0.758423	$0.542048	4,581,581.594
TA WMC Diversified Equity - Initial Class	2011	$0.628704	$0.575391	0.000
Subaccount Inception Date May 1, 2000	2010	$0.546937	$0.628704	5,546,953.375
	2009	$0.433256	$0.546937	7,324,839.749
	2008	$0.781935	$0.433256	2,897,757.691
	2007	$0.689737	$0.781935	3,300,809
	2006	$0.590182	$0.689737	3,555,094.376
	2005	$0.558206	$0.590182	3,535,741.001
	2004	$0.747851	$0.558206	3,431,817.000
	2003	$0.599849	$0.747851	993,167.926
	2002	$0.776870	$0.599849	544,592.989
TA Multi-Managed Balanced - Initial Class	2011	$1.478503	$1.513268	111,202.091
Subaccount Inception Date May 1, 2002	2010	$1.210830	$1.478503	254,261.711
	2009	$0.974536	$1.210830	397,663.261
	2008	$1.465524	$0.974536	474,534.745
	2007	$1.311405	$1.465524	330,746.167
	2006	$1.221526	$1.311405	330,934.475
	2005	$1.150057	$1.221526	410,310.594
	2004	$1.051755	$1.150057	430,740.000
	2003	$0.938664	$1.051755	480,373.577
	2002	$1.000000	$0.938664	214,030.878
TA AllianceBernstein Dynamic Allocation - Initial Class	2011	$1.401178	$1.403495	200,164.964
Subaccount Inception Date May 1, 2002	2010	$1.303225	$1.401178	264,532.464
	2009	$1.008953	$1.303225	383,979.514
	2008	$1.624780	$1.008953	489,868.775
	2007	$1.392271	$1.624780	616,865.970
	2006	$1.276106	$1.392271	635,980.915
	2005	$1.248620	$1.276106	631,326.559
	2004	$1.121475	$1.248620	966,039.000
	2003	$0.921845	$1.121475	717,917.875
	2002	$1.000000	$0.921845	109,517.234
TA WMC Diversified Growth - Initial Class	2011	$0.829795	$0.785876	3,200,879.642
Subaccount Inception Date May 1, 2000	2010	$0.715964	$0.829795	2,610,489.214
	2009	$0.563320	$0.715964	5,228,879.007
	2008	$1.060596	$0.563320	12,261,597.135
	2007	$0.927191	$1.060596	18,923,285.565
	2006	$0.866901	$0.927191	29,589,240.873
	2005	$0.756126	$0.866901	14,045,235.397
	2004	$0.663714	$0.756126	15,059,252.000
	2003	$0.514119	$0.663714	13,524,250.334
	2002	$0.672098	$0.514119	13,860,459.800

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Growth Opportunities - Initial Class	2011	$2.064319	$1.847533	0.000
Subaccount Inception Date May 1, 2001	2010	$1.546752	$2.064319	446,687.034
	2009	$1.148817	$1.546752	618,098.201
	2008	$1.976281	$1.148817	681,614.064
	2007	$1.632247	$1.976281	908,011
	2006	$1.578575	$1.632247	1,298,212.300
	2005	$1.380498	$1.578575	1,571,450.165
	2004	$1.203260	$1.380498	1,986,135.000
	2003	$0.932156	$1.203260	595,234.833
	2002	$1.105816	$0.932156	598,414.849
TA AEGON Money Market - Initial Class	2011	$1.313471	$1.292276	2,178,411.641
Subaccount Inception Date July 5, 1994	2010	$1.335075	$1.313471	2,360,641.496
	2009	$1.355365	$1.335075	3,312,757.850
	2008	$1.345657	$1.355365	5,581,228.748
	2007	$1.302478	$1.345657	4,855,653.613
	2006	$1.264107	$1.302478	4,842,365.529
	2005	$1.248895	$1.264107	6,486,077.019
	2004	$1.256917	$1.248895	7,620,339.000
	2003	$1.268238	$1.256917	11,092,443.850
TA Systematic Small/Mid Cap Value - Initial Class	2011	$6.248400	$5.983803	189,066.200
Subaccount Inception Date July 5, 1994	2010	$4.870210	$6.248400	327,914.570
	2009	$3.456783	$4.870210	731,597.537
	2008	$5.942626	$3.456783	1,312,501.443
	2007	$4.843039	$5.942626	2,459,808.906
	2006	$4.169913	$4.843039	3,841,758.422
	2005	$3.732362	$4.169913	5,424,333.908
	2004	$3.261034	$3.732362	6,987,862.000
	2003	$1.737018	$3.261034	8,463,313.859
	2002	$2.916827	$1.737018	10,140,901.466
TA AEGON U.S. Government Securities - Initial Class	2011	$1.773434	$1.877423	677,939.640
Subaccount Inception Date August 3, 1994	2010	$1.726662	$1.773434	987,756.962
	2009	$1.680100	$1.726662	1,478,270.501
	2008	$1.586353	$1.680100	2,564,117.468
	2007	$1.520685	$1.586353	3,057,723.590
	2006	$1.496746	$1.520685	3,432,703.460
	2005	$1.488185	$1.496746	4,436,021.611
	2004	$1.464538	$1.488185	5,866,231.000
	2003	$1.446084	$1.464538	8,558,140.430
	2002	$1.389160	$1.446084	10,798,492.580
TA Morgan Stanley Active International Allocation - Initial Class	2011	$1.580098	$1.332280	666,996.174
Subaccount Inception Date July 5, 1994	2010	$1.480611	$1.580098	1,869,903.871
	2009	$1.195589	$1.480611	2,813,228.423
	2008	$1.986997	$1.195589	2,860,665.267
	2007	$1.747301	$1.986997	4,525,420.659
	2006	$1.438008	$1.747301	6,381,258.270
	2005	$1.284512	$1.438008	8,101,758.861
	2004	$1.125252	$1.284512	8,990,192.000
	2003	$0.861237	$1.125252	9,838,449.262
	2002	$1.054413	$0.861237	10,643,994.382

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi Managed Large Cap Core - Initial Class	2011	$2.592878	$2.493055	1,257,283.253
Subaccount Inception Date July 5, 1994	2010	$2.211626	$2.592878	1,053,344.484
	2009	$1.546049	$2.211626	1,869,699.143
	2008	$2.713642	$1.546049	1,692,997.771
	2007	$2.525105	$2.713642	2,967,084.000
	2006	$2.326270	$2.525105	4,539,237.876
	2005	$2.161082	$2.326270	6,125,685.582
	2004	$1.948358	$2.161082	7,883,481.000
	2003	$1.635640	$1.948358	9,184,203.186
	2002	$1.988345	$1.635640	10,520,153.154
TA Morgan Stanley Mid-Cap Growth - Initial Class	2011	$1.067561	$0.979802	679,390.988
Subaccount Inception Date May 1, 2001	2010	$0.810414	$1.067561	526,056.223
	2009	$0.513072	$0.810414	557,667.973
	2008	$0.971097	$0.513072	859,907.435
	2007	$0.805667	$0.971097	1,118,220.158
	2006	$0.745112	$0.805667	1,545,437.231
	2005	$0.704207	$0.745112	1,734,076.151
	2004	$0.668131	$0.704207	2,114,304.000
	2003	$0.529946	$0.668131	2,666,322.190
	2002	$0.804775	$0.529946	2,299,820.383
TA BlackRock Tactical Allocation - Service Class	2011	$1.097671	$1.120311	601,326.071
Subaccount inception date May 1, 2009	2010	$1.003010	$1.097671	447,046.809
	2009	$0.993360	$1.003010	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.074408	$1.090563	112,345.304
Subaccount inception date November 19, 2009	2010	$0.998075	$1.074408	112,626.868
	2009	$0.999955	$0.998075	7,241.336
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.152543	$0.944813	0.000
Subaccount inception date November 19, 2009	2010	$1.024027	$1.152543	0.000
	2009	$0.999955	$1.024027	0.000
TA JPMorgan Mid Cap Value - Service Class	2011	$1.243896	$1.244913	1,746,280.706
Subaccount inception date November 19, 2009	2010	$1.029468	$1.243896	35,402.148
	2009	$0.985154	$1.029468	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2011	$1.412819	$1.428953	1,619,380.395
Subaccount Inception Date May 1, 2002	2010	$1.316426	$1.412819	2,221,828.060
	2009	$1.067017	$1.316426	2,583,202.197
	2008	$1.374142	$1.067017	2,653,275.454
	2007	$1.311160	$1.374142	3,459,057.783
	2006	$1.215924	$1.311160	3,420,820.913
	2005	$1.173316	$1.215924	3,340,787.058
	2004	$1.085524	$1.173316	6,772,717.000
	2003	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.896399	1,767,196.950

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class	2011	$1.344067	$1.252508	1,001,895.479
Subaccount Inception Date May 1, 2002	2010	$1.186779	$1.344067	1,426,254.087
	2009	$0.927903	$1.186779	1,388,714.748
	2008	$1.560311	$0.927903	1,297,644.368
	2007	$1.469855	$1.560311	1,485,357.269
	2006	$1.290319	$1.469855	1,713,199.572
	2005	$1.166804	$1.290319	1,534,761.145
	2004	$1.037216	$1.166804	1,809,111.000
	2003	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804872	331,716.894
TA Asset Allocation - Moderate - Initial Class	2011	$1.431255	$1.418402	3,615,540.141
Subaccount Inception Date May 1, 2002	2010	$1.316161	$1.431255	3,844,480.019
	2009	$1.056864	$1.316161	4,147,991.862
	2008	$1.449009	$1.056864	4,056,303.406
	2007	$1.362474	$1.449009	3,763,149.020
	2006	$1.240469	$1.362474	4,966,023.731
	2005	$1.171796	$1.240469	5,272,120.076
	2004	$1.067759	$1.171796	4,260,182.000
	2003	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867926	2,109,943.178
TA Asset Allocation - Moderate Growth - Initial Class	2011	$1.409570	$1.360826	1,910,494.335
Subaccount Inception Date May 1, 2002	2010	$1.269176	$1.409570	2,430,930.234
	2009	$1.005174	$1.269176	2,473,368.605
	2008	$1.517482	$1.005174	3,003,954.969
	2007	$1.428769	$1.517482	3,794,143.921
	2006	$1.273905	$1.428769	5,649,425.511
	2005	$1.171748	$1.273905	7,866,915.104
	2004	$1.051623	$1.176374	5,542,244.000
	2003	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.839352	1,349,063.139
TA International Moderate Growth - Service Class	2011	$0.956557	$0.871423	194,028.450
Subaccount Inception Date May 1, 2006	2010	$0.880687	$0.956557	229,339.375
	2009	$0.691190	$0.880687	261,551.879
	2008	$1.101698	$0.691190	253,341
	2007	$1.030768	$1.101698	263,919
	2006	$1.000000	$1.030768	19,678.806
TA BlackRock Large Cap Value - Initial Class	2011	$1.422727	$1.440082	964,972.249
Subaccount Inception Date May 1, 2000	2010	$1.307493	$1.422727	1,336,617.124
	2009	$1.164227	$1.307493	1,136,339.205
	2008	$1.787544	$1.164227	140,911.884
	2007	$1.734075	$1.787544	551,064.227
	2006	$1.505299	$1.734075	211,991.790
	2005	$1.317759	$1.505299	288,725.171
	2004	$1.130279	$1.317759	278,241.000
	2003	$0.883966	$1.130279	247,665.126
	2002	$1.045857	$0.883966	206,458.124

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class	2011	$1.992826	$1.850796	89,031.625
Subaccount Inception Date May 1, 2002	2010	$1.748721	$1.992826	94,502.163
	2009	$1.330377	$1.748721	133,300.161
	2008	$2.343666	$1.330377	197,207.571
	2007	$2.550004	$2.343666	420,537.891
	2006	$1.819127	$2.550004	550,957.069
	2005	$1.627102	$1.819127	498,416.601
	2004	$1.243075	$1.627102	546,761.000
	2003	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.929516	163,787.239
TA JPMorgan Enhanced Index - Initial Class	2011	$1.535728	$1.524267	69,911.805
Subaccount Inception Date May 1, 1997	2010	$1.353369	$1.535728	94,679.776
	2009	$1.060014	$1.353369	192,323.651
	2008	$1.717450	$1.060014	472,671.914
	2007	$1.667686	$1.717450	994,311.129
	2006	$1.467884	$1.667686	1,399,021.179
	2005	$1.440031	$1.467884	1,662,015.857
	2004	$1.316611	$1.440031	2,086,496.000
	2003	$1.036367	$1.316611	2,044,814.188
	2002	$1.394980	$1.036367	2,460,344.188
TA Jennison Growth - Initial Class	2011	$0.948123	$0.928262	162,088.273
Subaccount Inception Date November 20, 1996	2010	$0.857230	$0.948123	260,220.098
	2009	$0.617065	$0.857230	73,863.794
	2008	$0.994338	$0.617065	194,266.201
	2007	$0.905116	$0.994338	296,905.938
	2006	$0.900963	$0.905116	371,010.593
	2005	$0.803621	$0.900963	540,524.394
	2004	$0.747485	$0.803621	687,882.000
	2003	$0.589170	$0.747485	719,485.497
	2002	$0.863467	$0.589170	842,937.474
TA Morgan Stanley Capital Growth - Initial Class	2011	$1.303377	$1.209580	109,521.247
Subaccount Inception Date May 1, 2000	2010	$1.038099	$1.303377	227,442.925
	2009	$0.823757	$1.038099	368,024.883
	2008	$1.314017	$0.823757	484,969.751
	2007	$1.320166	$1.314017	878,161.559
	2006	$1.130190	$1.320166	1,192,705.951
	2005	$1.102152	$1.130190	1,466,174.733
	2004	$1.025037	$1.102152	1,817,749.000
	2003	$0.769798	$1.025037	1,775,466.094
	2002	$1.037858	$0.769798	2,248,284.702
TA AEGON High Yield Bond - Initial Class	2011	$1.572425	$1.623138	246,942.229
Subaccount Inception Date June 2, 1998	2010	$1.419455	$1.572425	277,680.177
	2009	$0.978517	$1.419455	300,407.110
	2008	$1.327848	$0.978517	277,025.737
	2007	$1.323335	$1.327848	578,569.891
	2006	$1.210603	$1.323335	1,024,936.161
	2005	$1.206825	$1.210603	1,284,968.063
	2004	$1.115968	$1.206825	1,879,616.000
	2003	$0.962033	$1.115968	2,108,724.599
	2002	$0.956639	$0.962033	1,415,069.235

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class	2011	$1.170113	$1.036898	265,862.883
Subaccount Inception Date May 1, 2001	2010	$1.074829	$1.170113	239,245.076
	2009	$0.822222	$1.074829	274,053.510
	2008	$1.289772	$0.822222	310,883.802
	2007	$1.199432	$1.289772	466,739.748
	2006	$0.989186	$1.199432	739,834.511
	2005	$0.889551	$0.989186	632,897.488
	2004	$0.789661	$0.889551	770,286.000
	2003	$0.639710	$0.789661	485,325.462
	2002	$0.832651	$0.639710	145,042.207
TA PIMCO Total Return - Initial Class	2011	$1.437263	$1.504848	1,125,235.191
Subaccount Inception Date May 1, 2002	2010	$1.360914	$1.437263	1,467,024.245
	2009	$1.190434	$1.360914	2,837,622.739
	2008	$1.243039	$1.190434	2,131,759.112
	2007	$1.158142	$1.243039	1,480,560.283
	2006	$1.127971	$1.158142	1,661,995.347
	2005	$1.118783	$1.127971	2,230,572.427
	2004	$1.086753	$1.118783	2,696,360.000
	2003	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.051492	2,092,533.373
TA T. Rowe Price Small Cap - Initial Class	2011	$1.117363	$1.119515	272,819.152
Subaccount Inception Date May 1, 2000	2010	$0.843676	$1.117363	279,432.242
	2009	$0.617387	$0.843676	291,548.966
	2008	$0.983073	$0.617387	454,334.751
	2007	$0.910402	$0.983073	492,961.211
	2006	$0.892022	$0.910402	564,194.176
	2005	$0.818522	$0.892022	716,997.554
	2004	$0.752793	$0.818522	909,648.000
	2003	$0.544196	$0.752793	989,024.641
	2002	$0.760305	$0.544196	373,078.856
TA WMC Diversified Equity - Initial Class	2011	$0.638687	$0.585396	0.000
Subaccount Inception Date May 1, 2000	2010	$0.554792	$0.638687	1,005,852.633
	2009	$0.438824	$0.554792	1,108,621.481
	2008	$0.790813	$0.438824	241,321
	2007	$0.696548	$0.790813	302,606
	2006	$0.595141	$0.696548	283,253.478
	2005	$0.562060	$0.595141	277,673.306
	2004	$0.751404	$0.562060	305,805.000
	2003	$0.601821	$0.751404	83,811.667
	2002	$0.778284	$0.601821	61,696.491
TA Multi-Managed Balanced - Initial Class	2011	$1.497561	$1.535039	118,511.153
Subaccount Inception Date May 1, 2002	2010	$1.224632	$1.497561	70,623.676
	2009	$0.984186	$1.224632	62,116.111
	2008	$1.477848	$0.984186	88,686.546
	2007	$1.320483	$1.477848	164,152.932
	2006	$1.228162	$1.320483	190,473.497
	2005	$1.154600	$1.228162	235,847.499
	2004	$1.054354	$1.154600	271,875.000
	2003	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.939595	73,453.140

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Initial Class	2011	$1.419261	$1.423702	102,285.395
Subaccount Inception Date May 1, 2002	2010	$1.318102	$1.419261	70,233.222
	2009	$1.018964	$1.318102	91,913.978
	2008	$1.638459	$1.018964	95,928.502
	2007	$1.401918	$1.638459	333,267.694
	2006	$1.283056	$1.401918	407,275.397
	2005	$1.253568	$1.283056	244,264.243
	2004	$1.124250	$1.253568	265,461.000
	2003	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.922763	40,596.281
TA WMC Diversified Growth - Initial Class	2011	$0.842960	$0.799521	1,020,821.483
Subaccount Inception Date May 1, 2000	2010	$0.726238	$0.842960	568,567.169
	2009	$0.570557	$0.726238	1,015,045.362
	2008	$1.072627	$0.570557	2,023,801.852
	2007	$0.936327	$1.072627	2,844,354.563
	2006	$0.874163	$0.936327	3,839,512.402
	2005	$0.761335	$0.874163	1,426,535.581
	2004	$0.667300	$0.761335	2,209,667.000
	2003	$0.516143	$0.667300	1,940,332.762
	2002	$0.673747	$0.516143	1,190,272.376
TA Morgan Stanley Growth Opportunities - Initial Class	2011	$2.094031	$1.876891	0.000
Subaccount Inception Date May 1, 2001	2010	$1.566698	$2.094031	80,946.858
	2009	$1.161916	$1.566698	104,478.155
	2008	$1.995845	$1.161916	129,598.102
	2007	$1.645959	$1.995845	122,767.731
	2006	$1.589487	$1.645959	207,978.216
	2005	$1.388005	$1.589487	270,796.205
	2004	$1.208021	$1.388005	375,815.000
	2003	$0.934457	$1.208021	181,897.513
	2002	$1.106909	$0.934457	205,145.974
TA AEGON Money Market - Initial Class	2011	$1.339818	$1.320151	1,613,273.133
Subaccount Inception Date July 5, 1994	2010	$1.359868	$1.339818	2,052,601.423
	2009	$1.378481	$1.359868	1,488,730.705
	2008	$1.366515	$1.378481	2,827,278.559
	2007	$1.320697	$1.366515	2,883,739.381
	2006	$1.279908	$1.320697	3,291,483.862
	2005	$1.262642	$1.279908	2,033,426.098
	2004	$1.268884	$1.262642	1,119,609.000
	2003	$1.278447	$1.268884	3,171,016.176
TA Systematic Small/Mid Cap Value - Initial Class	2011	$6.373715	$6.112817	31,366.956
Subaccount Inception Date July 5, 1994	2010	$4.960561	$6.373715	47,803.935
	2009	$3.515723	$4.960561	100,944.678
	2008	$6.034985	$3.515723	176,194.596
	2007	$4.911009	$6.034985	412,566.635
	2006	$4.222214	$4.911009	567,844.805
	2005	$3.773614	$4.222214	669,481.940
	2004	$3.292202	$3.773614	795,677.000
	2003	$1.751037	$3.292202	986,909.160
	2002	$2.936020	$1.751037	1,323,422.436

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Initial Class	2011	$1.811910	$1.920988	246,196.389
Subaccount Inception Date August 3, 1994	2010	$1.761522	$1.811910	317,672.236
	2009	$1.711486	$1.761522	432,125.928
	2008	$1.613596	$1.711486	497,926.770
	2007	$1.544502	$1.613596	772,955.346
	2006	$1.517955	$1.544502	1,240,935.603
	2005	$1.507049	$1.517955	1,502,236.001
	2004	$1.480911	$1.507049	1,917,976.000
	2003	$1.460102	$1.480911	2,604,058.728
	2002	$1.400560	$1.460102	2,810,237.095
TA Morgan Stanley Active International Allocation - Initial Class	2011	$1.611756	$1.360980	127,455.856
Subaccount Inception Date July 5, 1994	2010	$1.508040	$1.611756	243,791.273
	2009	$1.215941	$1.508040	507,708.806
	2008	$2.017826	$1.215941	709,350.087
	2007	$1.771791	$2.017826	782,206.147
	2006	$1.456027	$1.771791	1,117,063.238
	2005	$1.298698	$1.456027	973,714.344
	2004	$1.135997	$1.298698	1,021,347.000
	2003	$0.868180	$1.135997	1,285,351.618
	2002	$1.061346	$0.868180	1,510,384.701
TA Multi Managed Large Cap Core - Initial Class	2011	$2.644912	$2.546836	428,702.786
Subaccount Inception Date July 5, 1994	2010	$2.252680	$2.644912	548,855.657
	2009	$1.572424	$2.252680	762,991.939
	2008	$2.755836	$1.572424	407,949.532
	2007	$2.560560	$2.755836	686,075.370
	2006	$2.355458	$2.560560	1,036,973.108
	2005	$2.184988	$2.355458	1,379,910.917
	2004	$1.966993	$2.184988	1,611,174.000
	2003	$1.648851	$1.966993	1,814,818.120
	2002	$2.001444	$1.648851	2,392,336.584
TA Morgan Stanley Mid-Cap Growth - Initial Class	2011	$1.082927	$0.995363	220,842.026
Subaccount Inception Date May 1, 2001	2010	$0.820868	$1.082927	121,240.264
	2009	$0.518920	$0.820868	116,002.780
	2008	$0.980707	$0.518920	117,589.938
	2007	$0.812430	$0.980707	147,752.654
	2006	$0.750266	$0.812430	201,521.987
	2005	$0.708049	$0.750266	305,361.548
	2004	$0.670790	$0.708049	275,618.000
	2003	$0.531264	$0.670790	640,612.133
	2002	$0.805577	$0.531264	211,455.972
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.214910	$1.284216	0.000
Subaccount Inception Date November 3, 2003	2010	$1.183164	$1.214910	0.000
	2009	$1.152530	$1.183164	0.000
	2008	$1.089107	$1.152530	0.000
	2007	$1.045099	$1.089107	0.000
	2006	$1.029250	$1.045099	0.000
	2005	$1.024349	$1.029250	0.000
	2004	$1.010428	$1.024349	0.000
	2003	$1.000000	$1.010428	0.000

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.911460	$0.867529	162,612.734
Subaccount Inception Date May 1, 2002	2010	$0.865048	$0.911460	136,219.078
	2009	$0.594311	$0.865048	129,389.969
	2008	$1.254298	$0.594311	170,620.007
	2007	$1.256087	$1.254298	221,178.634
	2006	$1.128805	$1.256087	239,485.205
	2005	$1.086700	$1.128805	335,969.852
	2004	$0.995176	$1.086700	436,781.000
	2003	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757796	271,012.792
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.992710	$0.898691	14,949.174
Subaccount Inception Date May 1, 2002	2010	$0.874606	$0.992710	15,003.013
	2009	$0.735365	$0.874606	15,062.577
	2008	$1.301026	$0.735365	15,135.037
	2007	$1.181969	$1.301026	0.000
	2006	$1.131131	$1.181969	25,959.073
	2005	$1.057344	$1.131131	33,359.553
	2004	$1.009328	$1.057344	34,721.000
	2003	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.793030	8,536.533
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.955329	$0.998373	114,862.651
Subaccount Inception Date May 1, 2001	2010	$0.859625	$0.955329	144,748.761
	2009	$0.724993	$0.859625	150,509.545
	2008	$1.240900	$0.724993	196,126.543
	2007	$1.201232	$1.240900	239,658.372
	2006	$1.042190	$1.201232	364,600.532
	2005	$1.011301	$1.042190	395,171.259
	2004	$0.922939	$1.011301	459,689.000
	2003	$0.708682	$0.922939	543,774.420
	2002	$0.925362	$0.708682	562,772.960
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.811761	$0.769766	197,972.696
Subaccount Inception Date May 1, 2001	2010	$0.750174	$0.811761	219,409.776
	2009	$0.555356	$0.750174	219,181.372
	2008	$0.936742	$0.555356	236,011.397
	2007	$0.836930	$0.936742	229,662.712
	2006	$0.854933	$0.836930	246,522.851
	2005	$0.755575	$0.854933	319,727.915
	2004	$0.707865	$0.755575	317,752.000
	2003	$0.582390	$0.707865	399,553.877
	2002	$0.854751	$0.582390	290,129.288
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.284131	$1.229966	759,697.224
Subaccount Inception Date May 1, 2000	2010	$1.114693	$1.284131	1,050,517.594
	2009	$0.835183	$1.114693	1,352,048.977
	2008	$1.479293	$0.835183	1,531,296.790
	2007	$1.280112	$1.479293	1,954,500.785
	2006	$1.165967	$1.280112	2,334,239.789
	2005	$1.014517	$1.165967	2,827,957.069
	2004	$0.894215	$1.014517	2,504,455.000
	2003	$0.707994	$0.894215	2,454,901.642
	2002	$0.794977	$0.707994	1,989,715.385

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.160284	$1.150656	207,692.096
Subaccount Inception Date May 1, 2000	2010	$1.024801	$1.160284	369,132.033
	2009	$0.800853	$1.024801	452,350.673
	2008	$1.421500	$0.800853	569,250.657
	2007	$1.424811	$1.421500	734,846.082
	2006	$1.205808	$1.424811	660,349.638
	2005	$1.159269	$1.205808	797,626.378
	2004	$1.057874	$1.159269	913,774.000
	2003	$0.825763	$1.057874	869,203.178
	2002	$1.011689	$0.825763	875,533.684
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.859417	$0.846465	164,735.969
Subaccount Inception Date May 1, 2001	2010	$0.704251	$0.859417	395,358.378
	2009	$0.558594	$0.704251	622,900.836
	2008	$1.076102	$0.558594	976,971.974
	2007	$0.862415	$1.076102	475,624.786
	2006	$0.821333	$0.862415	377,845.439
	2005	$0.790140	$0.821333	353,495.640
	2004	$0.777739	$0.790140	399,469.000
	2003	$0.595582	$0.777739	415,789.933
	2002	$0.867285	$0.595582	311,639.983
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2011	$0.760866	$0.764395	0.000
Subaccount Inception Date May 1, 2000	2010	$0.625457	$0.760866	6,890.468
	2009	$0.436426	$0.625457	7,198.418
	2008	$0.987483	$0.436426	13,061.140
	2007	$0.815561	$0.987483	13,297.217
	2006	$0.787455	$0.815561	34,818.262
	2005	$0.735424	$0.787455	37,107.971
	2004	$0.698366	$0.735424	42,146.000
	2003	$0.547765	$0.698366	41,024.211
	2002	$0.712884	$0.547765	41,430.745
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.383749	$2.093700	198,708.650
Subaccount Inception Date May 1, 2000	2010	$1.881811	$2.383749	339,023.126
	2009	$1.366730	$1.881811	464,091.532
	2008	$2.297144	$1.366730	624,657.608
	2007	$2.021695	$2.297144	760,669.946
	2006	$1.825525	$2.021695	1,128,393.163
	2005	$1.569979	$1.825525	1,345,697.241
	2004	$1.278384	$1.569979	1,369,189.000
	2003	$0.938535	$1.278384	1,418,766.692
	2002	$1.058761	$0.938535	1,109,568.411
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.441694	$1.292052	194,208.978
Subaccount Inception Date May 1, 2002	2010	$1.158245	$1.441694	249,868.338
	2009	$0.748075	$1.158245	434,208.541
	2008	$1.558794	$0.748075	683,298.363
	2007	$1.500649	$1.558794	726,935.409
	2006	$1.312926	$1.500649	406,784.958
	2005	$1.300991	$1.312926	449,415.639
	2004	$1.160021	$1.300991	614,331.000
	2003	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.748203	233,602.863
Franklin Income Securities Fund - Class 2	2011	$0.996636	$1.005351	436,535.809
Subaccount Inception Date May 1, 2007	2010	$0.897800	$0.996636	292,278.913
	2009	$0.672044	$0.897800	205,627.718
	2008	$0.969756	$0.672044	158,185.074
	2007	$1.000000	$0.969756	0.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund - Class 2	2011	$0.812424	$0.792094	216,464.415
Subaccount Inception Date May 1, 2007	2010	$0.741580	$0.812424	111,708.323
	2009	$0.597154	$0.741580	7,247.600
	2008	$0.963806	$0.597154	17,918.890
	2007	$1.000000	$0.963806	311,072.773
Templeton Foreign Securities Fund - Class 2	2011	$0.904935	$0.796770	34,885.946
Subaccount Inception Date May 1, 2007	2010	$0.847271	$0.904935	105,409.253
	2009	$0.627531	$0.847271	47,206.249
	2008	$1.068371	$0.627531	71,416.402
	2007	$1.000000	$1.068371	18,804.598
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$0.705305	$0.683425	31,934.488
Subaccount Inception Date October 9, 2000	2010	$0.570323	$0.705305	68,577.541
	2009	$0.400762	$0.570323	69,931.039
	2008	$0.724577	$0.400762	88,822.337
	2007	$0.604154	$0.724577	144,986.286
	2006	$0.541187	$0.604154	237,495.143
	2005	$0.490316	$0.541187	307,042.496
	2004	$0.413107	$0.490316	357,964.000
	2003	$0.311130	$0.413107	296,286.367
	2002	$0.439334	$0.311130	418,083.312
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2011	$1.506124	$1.439661	4,602.096
Subaccount Inception Date October 9, 2000	2010	$1.325106	$1.506124	7,316.297
	2009	$1.011876	$1.325106	10,761.115
	2008	$1.424498	$1.011876	12,810.612
	2007	$1.349213	$1.424498	25,162.315
	2006	$1.190103	$1.349213	25,439.595
	2005	$1.098065	$1.190103	105,875.829
	2004	$0.946169	$1.098065	109,523.000
	2003	$0.680071	$0.946169	107,005.725
	2002	$0.901410	$0.680071	118,269.564
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.677922	$0.574494	185,519.384
Subaccount Inception Date October 9, 2000	2010	$0.595641	$0.677922	221,448.992
	2009	$0.440003	$0.595641	217,213.593
	2008	$0.809235	$0.440003	208,433.909
	2007	$0.751117	$0.809235	939,584.615
	2006	$0.646408	$0.751117	180,261.053
	2005	$0.621473	$0.646408	228,341.250
	2004	$0.603495	$0.621473	316,508.000
	2003	$0.495255	$0.603495	572,760.739
	2002	$0.676640	$0.495255	1,288,017.381
MFS® New Discovery Series – Service Class	2011	$1.526253	$1.345938	2,033.623
Subaccount Inception Date May 1, 2002	2010	$1.139562	$1.526253	14,292.429
	2009	$0.709950	$1.139562	25,285.215
	2008	$1.191553	$0.709950	17,607.741
	2007	$1.182905	$1.191553	17,389.054
	2006	$1.063134	$1.182905	45,937.645
	2005	$1.027353	$1.063134	35,175.960
	2004	$0.981842	$1.027353	72,529.000
	2003	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746874	10,623.871

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® Total Return Series – Service Class	2011	$1.251683	$1.252772	293,131.612
Subaccount Inception Date May 1, 2002	2010	$1.158823	$1.251683	314,052.539
	2009	$0.999117	$1.158823	348,195.948
	2008	$1.305576	$0.999117	403,344.449
	2007	$1.275094	$1.305576	639,322.433
	2006	$1.159404	$1.275094	761,196.189
	2005	$1.146954	$1.159404	708,244.543
	2004	$1.048576	$1.146954	825,794.000
	2003	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.917454	243,516.671
TA BlackRock Tactical Allocation - Service Class	2011	$1.099477	$1.123816	770,024.522
Subaccount inception date May 1, 2009	2010	$1.003183	$1.099477	624,121.324
	2009	$0.993364	$1.003183	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.076184	$1.093979	0.000
Subaccount inception date November 19, 2009	2010	$0.998250	$1.076184	0.000
	2009	$0.999959	$0.998250	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.086383	$1.086061	0.000
Subaccount inception date May 1, 2008	2010	$0.996170	$1.086383	0.000
	2009	$0.991643	$0.996170	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$1.112634	$1.083791	2,982.957
Subaccount inception date May 1, 2008	2010	$0.999366	$1.112634	3,000.037
	2009	$0.988774	$0.999366	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.154451	$1.092834	0.000
Subaccount inception date November 19, 2009	2010	$1.024203	$1.154451	0.000
	2009	$0.999959	$1.024203	0.000
TA JPMorgan Mid Cap Value - Service Class	2011	$1.245950	$1.248810	25,299.897
Subaccount inception date November 19, 2009	2010	$1.029652	$1.245950	11,684.405
	2009	$0.985158	$1.029652	0.000

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2011	$1.298163	$1.314273	2,603,378.989
Subaccount Inception Date May 1, 2002	2010	$1.208404	$1.298163	1,808,229.063
	2009	$0.978492	$1.208404	1,616,126.062
	2008	$1.258893	$0.978492	1,269,145.114
	2007	$1.200002	$1.258893	779,590.723
	2006	$1.111748	$1.200002	345,680.463
	2005	$1.071740	$1.111748	78,032.265
	2004	$1.000000	$1.071740	0.000
TA Asset Allocation - Growth - Initial Class	2011	$1.282200	$1.196016	3,313,988.778
Subaccount Inception Date May 1, 2002	2010	$1.131050	$1.282200	2,612,123.891
	2009	$0.883458	$1.131050	2,550,747.311
	2008	$1.484088	$0.883458	2,367,836.351
	2007	$1.396672	$1.484088	1,992,435.620
	2006	$1.224872	$1.396672	944,859.099
	2005	$1.106529	$1.224872	0.000
	2004	$1.000000	$1.106529	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class	2011	$1.330721	$1.320075	4,808,995.925
Subaccount Inception Date May 1, 2002	2010	$1.222500	$1.330721	3,534,650.363
	2009	$0.980694	$1.222500	2,434,412.681
	2008	$1.343250	$0.980694	1,780,902.983
	2007	$1.261784	$1.343250	942,790.435
	2006	$1.147670	$1.261784	723,991.790
	2005	$1.083067	$1.147670	37.825
	2004	$1.000000	$1.083067	21,239.000
TA Asset Allocation - Moderate Growth - Initial Class	2011	$1.329067	$1.284370	5,447,326.040
Subaccount Inception Date May 1, 2002	2010	$1.195513	$1.329067	4,452,731.380
	2009	$0.945909	$1.195513	3,843,014.894
	2008	$1.426601	$0.945909	3,238,311.508
	2007	$1.341867	$1.426601	2,640,862.299
	2006	$1.195249	$1.341867	1,023,098.708
	2005	$1.102655	$1.195249	105,286.121
	2004	$1.000000	$1.102655	0.000
TA International Moderate Growth - Service Class	2011	$0.960974	$0.876311	88,396.357
Subaccount Inception Date May 1, 2006	2010	$0.883896	$0.960974	146,454.323
	2009	$0.693018	$0.883896	117,482.929
	2008	$1.000000	$0.693018	27,202.488
	2007	$1.031445	$1.103520	0.000
	2006	$1.000000	$1.031445	0.000
TA BlackRock Large Cap Value - Initial Class	2011	$1.250103	$1.266605	16,981,370.072
Subaccount Inception Date May 1, 2000	2010	$1.147724	$1.250103	17,427,872.730
	2009	$1.020960	$1.147724	6,964,818.492
	2008	$1.566025	$1.020960	552,739.383
	2007	$1.517687	$1.566025	258,205.851
	2006	$1.316157	$1.517687	115,386.459
	2005	$1.151057	$1.316157	34,278.496
	2004	$1.000000	$1.151057	10,059.000
TA Clarion Global Real Estate Securities - Initial Class	2011	$1.658272	$1.541598	566,249.945
Subaccount Inception Date May 1, 2002	2010	$1.453717	$1.658272	409,518.523
	2009	$1.104858	$1.453717	348,296.330
	2008	$1.944444	$1.104858	201,660.349
	2007	$2.113530	$1.944444	144,198.971
	2006	$1.506262	$2.113530	152,989.962
	2005	$1.345941	$1.506262	26,283.066
	2004	$1.000000	$1.345941	0.000
TA JPMorgan Enhanced Index - Initial Class	2011	$1.167298	$1.159722	4,716,100.994
Subaccount Inception Date May 1, 1997	2010	$1.027676	$1.167298	4,616,902.558
	2009	$0.804122	$1.027676	4,336,397.693
	2008	$1.301557	$0.804122	2,627,588.506
	2007	$1.262582	$1.301557	1,389,377.717
	2006	$1.110222	$1.262582	209,234.078
	2005	$1.088084	$1.110222	46,018.109
	2004	$1.000000	$1.088084	4,029.000
TA Jennison Growth - Initial Class	2011	$1.283258	$1.257616	7,469,226.447
Subaccount Inception Date November 20, 1996	2010	$1.159084	$1.283258	8,042,354.242
	2009	$0.833538	$1.159084	745,691.102
	2008	$1.341834	$0.833538	505,056.967
	2007	$1.220222	$1.341834	327,454.246
	2006	$1.213449	$1.220222	96,571.340
	2005	$1.081308	$1.213449	7,693.151
	2004	$1.000000	$1.081308	24,015.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class	2011	$1.261356	$1.171739	2,818,895.508
Subaccount Inception Date May 1, 2000	2010	$1.003646	$1.261356	2,458,797.677
	2009	$0.795640	$1.003646	2,247,122.863
	2008	$1.267904	$0.795640	1,896,952.211
	2007	$1.272565	$1.267904	1,779,972.762
	2006	$1.088360	$1.272565	1,808,935.474
	2005	$1.060317	$1.088360	136,941.699
	2004	$1.000000	$1.060317	8,271.000
TA AEGON High Yield Bond - Initial Class	2011	$1.424156	$1.471530	1,429,801.465
Subaccount Inception Date June 2, 1998	2010	$1.284345	$1.424156	1,554,950.755
	2009	$0.884503	$1.284345	1,330,932.952
	2008	$1.199092	$0.884503	669,951.562
	2007	$1.193838	$1.199092	499,485.825
	2006	$1.091063	$1.193838	300,856.059
	2005	$1.086592	$1.091063	225,616.466
	2004	$1.000000	$1.086592	0.000
TA MFS International Equity - Initial Class	2011	$1.456586	$1.292040	677,065.788
Subaccount Inception Date May 1, 2001	2010	$1.336663	$1.456586	554,998.817
	2009	$1.021513	$1.336663	405,009.277
	2008	$1.600815	$1.021513	247,549.884
	2007	$1.487219	$1.600815	228,355.054
	2006	$1.225328	$1.487219	181,320.123
	2005	$1.100814	$1.225328	18,244.385
	2004	$1.000000	$1.100814	7,927.000
TA PIMCO Total Return - Initial Class	2011	$1.338049	$1.402348	4,888,900.432
Subaccount Inception Date May 1, 2002	2010	$1.265712	$1.338049	4,175,329.016
	2009	$1.106069	$1.265712	3,340,498.765
	2008	$1.153806	$1.106069	2,465,684.425
	2007	$1.073938	$1.153806	1,091,102.022
	2006	$1.044934	$1.073938	514,319.044
	2005	$1.035410	$1.044934	166,116.359
	2004	$1.000000	$1.035410	45,589.000
TA T. Rowe Price Small Cap - Initial Class	2011	$1.448590	$1.452813	792,234.906
Subaccount Inception Date May 1, 2000	2010	$1.092695	$1.448590	733,981.374
	2009	$0.798829	$1.092695	540,802.572
	2008	$1.270723	$0.798829	223,967.663
	2007	$1.175644	$1.270723	212,779.843
	2006	$1.150784	$1.175644	279,114.168
	2005	$1.054924	$1.150784	224,705.293
	2004	$1.000000	$1.054924	0.000
TA WMC Diversified Equity - Initial Class	2011	$1.232981	$1.131202	0.000
Subaccount Inception Date May 1, 2000	2010	$1.069979	$1.232981	4,466,945.436
	2009	$0.845500	$1.069979	3,138,287.294
	2008	$1.522172	$0.845500	256,557.116
	2007	$1.339397	$1.522172	146,517.877
	2006	$1.143274	$1.339397	98,676.725
	2005	$1.078671	$1.143274	25,990.445
	2004	$1.000000	$1.078671	0.000

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class	2011	$1.437038	$1.474450	530,997.689
Subaccount Inception Date May 1, 2002	2010	$1.173982	$1.437038	463,845.274
	2009	$0.942547	$1.173982	330,402.172
	2008	$1.413931	$0.942547	181,476.241
	2007	$1.262106	$1.413931	91,315.141
	2006	$1.172724	$1.262106	19,666.507
	2005	$1.101394	$1.172724	0.000
	2004	$1.000000	$1.101394	0.000
TA AllianceBernstein Dynamic Allocation - Initial Class	2011	$1.248997	$1.254128	505,785.914
Subaccount Inception Date May 1, 2002	2010	$1.158833	$1.248997	499,064.238
	2009	$0.894955	$1.158833	444,310.617
	2008	$1.437647	$0.894955	242,463.806
	2007	$1.228875	$1.437647	201,520.482
	2006	$1.123579	$1.228875	104,025.890
	2005	$1.096676	$1.123579	45,176.179
	2004	$1.000000	$1.096676	0.000
TA WMC Diversified Growth - Initial Class	2011	$1.239560	$1.176855	13,500,713.704
Subaccount Inception Date May 1, 2000	2010	$1.066879	$1.239560	9,458,998.416
	2009	$0.837351	$1.066879	8,047,670.948
	2008	$1.572618	$0.837351	5,872,697.749
	2007	$1.371410	$1.572618	5,140,314.700
	2006	$1.279101	$1.371410	3,963,153.692
	2005	$1.112918	$1.279101	32,523.541
	2004	$1.000000	$1.112918	42,721.000
TA Morgan Stanley Growth Opportunities - Initial Class	2011	$1.619791	$1.453258	0.000
Subaccount Inception Date May 1, 2001	2010	$1.210698	$1.619791	386,106.718
	2009	$0.896999	$1.210698	217,035.134
	2008	$1.539252	$0.896999	121,857.757
	2007	$1.268155	$1.539252	22,832.515
	2006	$1.223440	$1.268155	9,924.280
	2005	$1.067308	$1.223440	15,105.422
	2004	$1.000000	$1.067308	7,883.000
TA AEGON Money Market - Initial Class	2011	$1.065836	$1.051247	3,654,435.996
Subaccount Inception Date July 5, 1994	2010	$1.080742	$1.065836	3,919,954.538
	2009	$1.094434	$1.080742	4,046,436.044
	2008	$1.083864	$1.094434	2,916,538.193
	2007	$1.046489	$1.083864	1,443,810.094
	2006	$1.013179	$1.046489	1,372,626.314
	2005	$0.998530	$1.013179	240,266.041
	2004	$1.000000	$0.998530	26,102.000
TA Systematic Small/Mid Cap Value - Initial Class	2011	$1.915306	$1.838703	6,012,673.121
Subaccount Inception Date July 5, 1994	2010	$1.489184	$1.915306	6,704,007.709
	2009	$1.054393	$1.489184	6,488,979.823
	2008	$1.808140	$1.054393	6,016,829.447
	2007	$1.469930	$1.808140	4,539,032.842
	2006	$1.262524	$1.469930	3,661,248.997
	2005	$1.127273	$1.262524	1,574,790.637
	2004	$1.000000	$1.127273	385,112.000

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Initial Class	2011	$1.243887	$1.320060	3,491,028.288
Subaccount Inception Date August 3, 1994	2010	$1.208102	$1.243887	3,618,540.361
	2009	$1.172629	$1.208102	3,326,718.905
	2008	$1.104466	$1.172629	2,736,470.560
	2007	$1.056130	$1.104466	1,053,742.118
	2006	$1.036964	$1.056130	941,655.528
	2005	$1.028493	$1.036964	438,226.033
	2004	$1.000000	$1.028493	45,345.000
TA Morgan Stanley Active International Allocation - Initial Class	2011	$1.410001	$1.191786	4,389,567.260
Subaccount Inception Date July 5, 1994	2010	$1.317982	$1.410001	4,488,159.987
	2009	$1.061641	$1.317982	4,263,484.413
	2008	$1.760016	$1.061641	4,014,823.805
	2007	$1.543886	$1.760016	3,381,923.685
	2006	$1.267498	$1.543886	2,279,959.082
	2005	$1.129437	$1.267498	870,713.016
	2004	$1.000000	$1.129437	412,401.000
TA Multi Managed Large Cap Core - Initial Class	2011	$1.345419	$1.296804	8,573,915.442
Subaccount Inception Date July 5, 1994	2010	$1.144770	$1.345419	7,946,412.248
	2009	$0.798292	$1.144770	7,923,385.339
	2008	$1.397708	$0.798292	4,764,335.672
	2007	$1.297386	$1.397708	3,585,863.197
	2006	$1.192296	$1.297386	2,128,005.922
	2005	$1.104914	$1.192296	1,278,174.456
	2004	$1.000000	$1.104914	450,934.000
TA Morgan Stanley Mid-Cap Growth - Initial Class	2011	$1.645247	$1.513699	817,334.533
Subaccount Inception Date May 1, 2001	2010	$1.245886	$1.645247	203,730.142
	2009	$0.786821	$1.245886	140,924.190
	2008	$1.485537	$0.786821	20,875.957
	2007	$1.229417	$1.485537	4,363.746
	2006	$1.134233	$1.229417	0.000
	2005	$1.069338	$1.134233	0.000
	2004	$1.000000	$1.069338	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.224231	$1.295333	44,687.841
Subaccount Inception Date November 3, 2003	2010	$1.191066	$1.224231	46,229.686
	2009	$1.159089	$1.191066	45,916.533
	2008	$1.094223	$1.159089	50,676.914
	2007	$1.048973	$1.094223	0.000
	2006	$1.032040	$1.048973	0.000
	2005	$1.026124	$1.032040	0.000
	2004	$1.000000	$1.026124	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.897040	$0.854642	127,236.866
Subaccount Inception Date May 1, 2002	2010	$0.850525	$0.897040	114,263.994
	2009	$0.583752	$0.850525	66,106.290
	2008	$1.230793	$0.583752	21,182.505
	2007	$1.231326	$1.230793	29,572.430
	2006	$1.105455	$1.231326	26,500.408
	2005	$1.063187	$1.105455	20,302.130
	2004	$1.000000	$1.063187	0.000

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.007936	$0.913375	18,088.016
Subaccount Inception Date May 1, 2002	2010	$0.887145	$1.007936	19.286
	2009	$0.745172	$0.887145	19.286
	2008	$1.317059	$0.745172	19.286
	2007	$1.195355	$1.317059	19.286
	2006	$1.142812	$1.195355	21.478
	2005	$1.067228	$1.142812	25.896
	2004	$1.000000	$1.067228	14,542.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.022195	$1.069300	517,417.538
Subaccount Inception Date May 1, 2001	2010	$0.918890	$1.022195	351,108.882
	2009	$0.774206	$0.918890	396,438.149
	2008	$1.323805	$0.774206	167,262.708
	2007	$1.280214	$1.323805	144,024.830
	2006	$1.109628	$1.280214	53,076.383
	2005	$1.075680	$1.109628	27,875.503
	2004	$1.000000	$1.075680	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.167877	$1.108550	70,785.941
Subaccount Inception Date May 1, 2001	2010	$1.078218	$1.167877	5,342.787
	2009	$0.797427	$1.078218	28,010.461
	2008	$1.343730	$0.797427	109,803.986
	2007	$1.199362	$1.343730	27,335.748
	2006	$1.223965	$1.199362	21,992.277
	2005	$1.080644	$1.223965	0.000
	2004	$1.000000	$1.080644	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.403845	$1.345948	2,779,850.473
Subaccount Inception Date May 1, 2000	2010	$1.217417	$1.403845	1,971,712.535
	2009	$0.911262	$1.217417	1,718,034.370
	2008	$1.612455	$0.911262	1,297,789.117
	2007	$1.393955	$1.612455	750,941.156
	2006	$1.268419	$1.393955	257,581.923
	2005	$1.102587	$1.268419	61,961.612
	2004	$1.000000	$1.102587	45,827.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.094438	$1.086426	798,789.766
Subaccount Inception Date May 1, 2000	2010	$0.965701	$1.094438	602,278.674
	2009	$0.753925	$0.965701	324,106.760
	2008	$1.336875	$0.753925	154,597.774
	2007	$1.338663	$1.336875	113,025.652
	2006	$1.131794	$1.338663	25,685.344
	2005	$1.087049	$1.131794	0.000
	2004	$1.000000	$1.087049	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.127961	$1.112054	560,725.875
Subaccount Inception Date May 1, 2001	2010	$0.923404	$1.127961	295,671.341
	2009	$0.731706	$0.923404	136,255.317
	2008	$1.408204	$0.731706	98,568.006
	2007	$1.127447	$1.408204	48,098.777
	2006	$1.072688	$1.127447	0.000
	2005	$1.030936	$1.072688	0.000
	2004	$1.000000	$1.030936	0.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2011	$1.108311	$1.114555	46,007.266
Subaccount Inception Date May 1, 2000	2010	$0.910178	$1.108311	37,180.929
	2009	$0.634480	$0.910178	12,469.031
	2008	$1.434159	$0.634480	0.000
	2007	$1.183297	$1.434159	0.000
	2006	$1.141396	$1.183297	0.000
	2005	$1.064926	$1.141396	0.000
	2004	$1.000000	$1.064926	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.834514	$1.612888	2,670,562.310
Subaccount Inception Date May 1, 2000	2010	$1.446806	$1.834514	2,427,383.356
	2009	$1.049758	$1.446806	2,149,179.642
	2008	$1.762637	$1.049758	1,438,647.910
	2007	$1.549742	$1.762637	778,468
	2006	$1.397981	$1.549742	470,435.387
	2005	$1.201095	$1.397981	155,896.293
	2004	$1.000000	$1.201095	71,612.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.240539	$1.112869	743,183.046
Subaccount Inception Date May 1, 2002	2010	$0.995655	$1.240539	696,520.853
	2009	$0.642432	$0.995655	443,546.866
	2008	$1.337344	$0.642432	355,553.744
	2007	$1.286179	$1.337344	141,054.574
	2006	$1.124168	$1.286179	50,590.013
	2005	$1.112856	$1.124168	37,207.347
	2004	$1.000000	$1.112856	9,865.000
Franklin Income Securities Fund - Class 2	2011	$1.000224	$1.009965	2,155,253.479
Subaccount Inception Date May 1, 2007	2010	$0.900151	$1.000224	955,941.033
	2009	$0.673149	$0.900151	522,321.460
	2008	$0.970390	$0.673149	119,161.290
	2007	$1.000000	$0.970390	22,506.309
Mutual Shares Securities Fund - Class 2	2011	$0.815369	$0.795747	478,346.845
Subaccount Inception Date May 1, 2007	2010	$0.743536	$0.815369	367,116.960
	2009	$0.598140	$0.743536	165,994.494
	2008	$0.964440	$0.598140	20,748.590
	2007	$1.000000	$0.964440	0.000
Templeton Foreign Securities Fund - Class 2	2011	$0.909409	$0.801495	874,182.963
Subaccount Inception Date May 1, 2007	2010	$0.850630	$0.909409	734,707.331
	2009	$0.629392	$0.850630	413,261.306
	2008	$1.070483	$0.629392	402,133.344
	2007	$1.000000	$1.070483	138,084.565
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.661776	$1.611793	345,700.965
Subaccount Inception Date October 9, 2000	2010	$1.342446	$1.661776	273,365.894
	2009	$0.942407	$1.342446	196,520.477
	2008	$1.702223	$0.942407	123,399.123
	2007	$1.417910	$1.702223	41,890.692
	2006	$1.268874	$1.417910	114,185.097
	2005	$1.148456	$1.268874	94,877.196
	2004	$1.000000	$1.148456	0.000

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2011	$1.544589	$1.477878	31,465.045
Subaccount Inception Date October 9, 2000	2010	$1.357615	$1.544589	9,115.353
	2009	$1.035685	$1.357615	9,076.884
	2008	$1.456563	$1.035685	449.190
	2007	$1.378222	$1.456563	458.356
	2006	$1.214505	$1.378222	0.000
	2005	$1.119482	$1.214505	0.000
	2004	$1.000000	$1.119482	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.127762	$0.956645	599,270.549
Subaccount Inception Date October 9, 2000	2010	$0.989907	$1.127762	587,286.387
	2009	$0.730520	$0.989907	449,530.560
	2008	$1.342201	$0.730520	233,742.804
	2007	$1.244559	$1.342201	116,363.887
	2006	$1.070007	$1.244559	53,547.721
	2005	$1.027724	$1.070007	0.000
	2004	$1.000000	$1.027724	0.000
MFS® New Discovery Series – Service Class	2011	$1.556961	$1.374370	115,271.039
Subaccount Inception Date May 1, 2002	2010	$1.161359	$1.556961	160,537.665
	2009	$0.722822	$1.161359	89,120.202
	2008	$1.211941	$0.722822	34,208.399
	2007	$1.201951	$1.211941	24,905.552
	2006	$1.079196	$1.201951	0.000
	2005	$1.041845	$1.079196	0.000
	2004	$1.000000	$1.041845	0.000
MFS® Total Return Series – Service Class	2011	$1.191485	$1.193696	950,158.976
Subaccount Inception Date May 1, 2002	2010	$1.102006	$1.191485	822,855.037
	2009	$0.949190	$1.102006	681,488.346
	2008	$1.239118	$0.949190	186,508.360
	2007	$1.208985	$1.239118	64,681.083
	2006	$1.098210	$1.208985	33,412.191
	2005	$1.085350	$1.098210	0.000
	2004	$1.000000	$1.085350	0.000
TA BlackRock Large Cap Value - Service Class	2011	$1.336774	$1.350745	0.000
Subaccount inception date May 1, 2000	2010	$1.230568	$1.336774	0.000
	2009	$1.000000	$1.230568	0.000
TA BlackRock Tactical Allocation - Service Class	2011	$1.100689	$1.126149	550,568.977
Subaccount inception date May 1, 2009	2010	$1.003303	$1.100689	395,084.144
	2009	$0.993367	$1.003303	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.077372	$1.096261	37,490.785
Subaccount inception date November 19, 2009	2010	$0.998364	$1.077372	0.000
	2009	$0.999962	$0.998364	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.087596	$1.088338	0.000
Subaccount inception date May 1, 2008	2010	$0.996289	$1.087596	0.000
	2009	$0.991646	$0.996289	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$1.113867	$1.086069	0.000
Subaccount inception date May 1, 2008	2010	$0.999483	$1.113867	0.000
	2009	$0.988776	$0.999483	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.155720	$1.095118	5,779.921
Subaccount inception date November 19, 2009	2010	$1.024327	$1.155720	0.000
	2009	$0.999962	$1.024327	0.000

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class	2011	$1.247323	$1.251416	149,464.258
Subacount inception date November 19, 2009	2010	$1.029767	$1.247323	25,999.568
	2009	$0.985161	$1.029767	0.000
TA PIMCO Total Return - Service Class	2011	$1.168844	$1.221312	0.000
Subaccount inception date May 1, 2002	2010	$1.108333	$1.168844	0.000
	2009	$1.000000	$1.108333	0.000

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class	2011	$1.057969	$1.072688	446,770.513
Subaccount Inception Date May 1, 2002	2010	$0.983355	$1.057969	163,608.614
	2009	$0.795090	$0.983355	287,379.543
	2008	$1.021416	$0.795090	29,044.891
	2007	$1.000000	$1.021416	0.000
TA Asset Allocation - Growth - Initial Class	2011	$0.878403	$0.820582	351,697.872
Subaccount Inception Date May 1, 2002	2010	$0.773706	$0.878403	43,744.168
	2009	$0.603440	$0.773706	86,447.348
	2008	$1.012200	$0.603440	56,071.597
	2007	$1.000000	$1.012200	0.000
TA Asset Allocation - Moderate - Initial Class	2011	$1.024133	$1.017445	252,267.832
Subaccount Inception Date May 1, 2002	2010	$0.939452	$1.024133	52,355.906
	2009	$0.752513	$0.939452	88,838.746
	2008	$1.029175	$0.752513	49,711.129
	2007	$1.000000	$1.029175	0.000
TA Asset Allocation - Moderate Growth - Initial Class	2011	$0.955289	$0.924533	374,519.297
Subaccount Inception Date May 1, 2002	2010	$0.858024	$0.955289	103,718.704
	2009	$0.677869	$0.858024	25,322.940
	2008	$1.020832	$0.677869	11,234.727
	2007	$1.000000	$1.020832	0.000
TA BlackRock Large Cap Value - Initial Class	2011	$0.782085	$0.793567	2,594,401.526
Subaccount Inception Date May 1, 2000	2010	$0.716970	$0.782085	2,624,342.547
	2009	$0.636826	$0.716970	498,832.746
	2008	$0.975360	$0.636826	7,078.250
	2007	$1.000000	$0.975360	0.000
TA Clarion Global Real Estate Securities - Initial Class	2011	$0.755619	$0.703489	142,105.338
Subaccount Inception Date May 1, 2002	2010	$0.661431	$0.755619	103,545.037
	2009	$0.501961	$0.661431	111,925.268
	2008	$0.882088	$0.501961	87,241.772
	2007	$1.000000	$0.882088	9,551
TA JPMorgan Enhanced Index - Initial Class	2011	$0.878069	$0.873670	640,160.723
Subaccount Inception Date May 1, 1997	2010	$0.771901	$0.878069	955,697.448
	2009	$0.603098	$0.771901	867,921.368
	2008	$0.974724	$0.603098	350,271.455
	2007	$1.000000	$0.974724	0.000
TA Jennison Growth - Initial Class	2011	$1.024559	$1.005571	861,595.491
Subaccount Inception Date November 20, 1996	2010	$0.924062	$1.024559	898,271.027
	2009	$0.663540	$0.924062	58,255.688
	2008	$1.066570	$0.663540	56,353.894
	2007	$1.000000	$1.066570	0.000

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class	2011	$0.954020	$0.887550	330,831.888
Subaccount Inception Date May 1, 2000	2010	$0.757969	$0.954020	217,574.431
	2009	$0.599986	$0.757969	117,397.925
	2008	$0.954687	$0.599986	117,423.314
	2007	$1.000000	$0.954687	0.000
TA AEGON High Yield Bond - Initial Class	2011	$1.157441	$1.197712	189,092.404
Subaccount Inception Date June 2, 1998	2010	$1.042268	$1.157441	135,827.931
	2009	$0.716731	$1.042268	139,736.995
	2008	$0.970205	$0.716731	179,144.803
	2007	$1.000000	$0.970205	5,022
TA MFS International Equity - Initial Class	2011	$0.921384	$0.818502	77,332.158
Subaccount Inception Date May 1, 2001	2010	$0.844275	$0.921384	57,930.215
	2009	$0.644262	$0.844275	35,539.162
	2008	$1.008122	$0.644262	784.555
	2007	$1.000000	$1.008122	0.000
TA PIMCO Total Return - Initial Class	2011	$1.234951	$1.296205	1,074,149.051
Subaccount Inception Date May 1, 2002	2010	$1.166474	$1.234951	944,465.364
	2009	$1.017843	$1.166474	488,196.617
	2008	$1.060211	$1.017843	179,905.021
	2007	$1.000000	$1.060211	0.000
TA T. Rowe Price Small Cap - Initial Class	2011	$1.175500	$1.180665	131,578.213
Subaccount Inception Date May 1, 2000	2010	$0.885390	$1.175500	99,571.206
	2009	$0.646321	$0.885390	85,462.541
	2008	$1.026592	$0.646321	75,660.367
	2007	$1.000000	$1.026592	0.000
TA WMC Diversified Equity - Initial Class	2011	$0.875147	$0.804094	0.000
Subaccount Inception Date May 1, 2000	2010	$0.758326	$0.875147	809,907.023
	2009	$0.598347	$0.758326	513,815.239
	2008	$1.075611	$0.598347	64,968.606
	2007	$1.000000	$1.075611	0.000
TA Multi-Managed Balanced - Initial Class	2011	$1.095604	$1.125777	2,881.724
Subaccount Inception Date May 1, 2002	2010	$0.893729	$1.095604	9,831.489
	2009	$0.716487	$0.893729	0.000
	2008	$1.073217	$0.716487	0.000
	2007	$1.000000	$1.073217	0.000
TA AllianceBernstein Dynamic Allocation - Initial Class	2011	$1.001737	$1.007344	16,385.469
Subaccount Inception Date May 1, 2002	2010	$0.928044	$1.001737	10,304.467
	2009	$0.715652	$0.928044	0.000
	2008	$1.147892	$0.715652	0.000
	2007	$1.000000	$1.147892	0.000
TA WMC Diversified Growth - Initial Class	2011	$0.885413	$0.841860	2,351,391.808
Subaccount Inception Date May 1, 2000	2010	$0.760941	$0.885413	1,560,393.024
	2009	$0.596343	$0.760941	1,328,910.460
	2008	$1.118328	$0.596343	439,640.646
	2007	$1.000000	$1.118328	0.000
TA Morgan Stanley Growth Opportunities - Initial Class	2011	$1.243587	$1.117389	0.000
Subaccount Inception Date May 1, 2001	2010	$0.928130	$1.243587	23,340.828
	2009	$0.686632	$0.928130	14,853.930
	2008	$1.176530	$0.686632	2,431.395
	2007	$1.000000	$1.176530	0.000

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Initial Class	2011	$1.011863	$0.999469	428,457.385
Subaccount Inception Date July 5, 1994	2010	$1.024461	$1.011863	278,846.615
	2009	$1.035943	$1.024461	175,700.728
	2008	$1.024409	$1.035943	180,892.971
	2007	$1.000000	$1.024409	0.000
TA Systematic Small/Mid Cap Value - Initial Class	2011	$1.185467	$1.139747	960,827.653
Subaccount Inception Date July 5, 1994	2010	$0.920358	$1.185467	1,083,400.299
	2009	$0.650679	$0.920358	925,908.280
	2008	$1.114169	$0.650679	817,966.099
	2007	$1.000000	$1.114169	51,065
TA AEGON U.S. Government Securities - Initial Class	2011	$1.165195	$1.238381	335,211.033
Subaccount Inception Date August 3, 1994	2010	$1.130004	$1.165195	280,082.228
	2009	$1.095199	$1.130004	179,774.086
	2008	$1.030008	$1.095199	268,176.283
	2007	$1.000000	$1.030008	0.000
TA Morgan Stanley Active International Allocation - Initial Class	2011	$0.852323	$0.721488	761,714.012
Subaccount Inception Date July 5, 1994	2010	$0.795520	$0.852323	741,595.095
	2009	$0.639849	$0.795520	761,038.355
	2008	$1.059192	$0.639849	607,184.790
	2007	$1.000000	$1.059192	0.000
TA Multi Managed Large Cap Core - Initial Class	2011	$0.984005	$0.949844	965,909.051
Subaccount Inception Date July 5, 1994	2010	$0.836016	$0.984005	694,822.922
	2009	$0.582120	$0.836016	625,211.959
	2008	$1.017707	$0.582120	275,627.709
	2007	$1.000000	$1.017707	0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class	2011	$1.246029	$1.148106	194,665.564
Subaccount Inception Date May 1, 2001	2010	$0.942178	$1.246029	52,962.884
	2009	$0.594140	$0.942178	12,360.682
	2008	$1.120084	$0.594140	12,752.965
	2007	$1.000000	$1.120084	0.000
PAM TA AEGON U.S. Government Securities - Service Class	2011	$1.155985	$1.224942	0.000
Subaccount Inception Date November 3, 2003	2010	$1.123009	$1.155985	0.000
	2009	$1.091239	$1.123009	0.000
	2008	$1.028649	$1.091239	0.000
	2007	$1.000000	$1.028649	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.699985	$0.667878	6730.038
Subaccount Inception Date May 1, 2002	2010	$0.662709	$0.699985	6,730.038
	2009	$0.454172	$0.662709	6,730.038
	2008	$0.956149	$0.454172	6,730.038
	2007	$1.000000	$0.956149	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.802509	$0.728298	0.000
Subaccount Inception Date May 1, 2002	2010	$0.705296	$0.802509	0.000
	2009	$0.591556	$0.705296	0.000
	2008	$1.044012	$0.591556	0.000
	2007	$1.000000	$1.044012	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.772719	$0.809530	116,716.158
Subaccount Inception Date May 1, 2001	2010	$0.693596	$0.772719	0.000
	2009	$0.583523	$0.693596	0.000
	2008	$0.996279	$0.583523	0.000
	2007	$1.000000	$0.996279	0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.948778	$0.901922	42,759.847
Subaccount Inception Date May 1, 2001	2010	$0.874638	$0.948778	0.000
	2009	$0.645899	$0.874638	0.000
	2008	$1.086768	$0.645899	0.000
	2007	$1.000000	$1.086768	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$0.967811	$0.929265	486,545.056
Subaccount Inception Date May 1, 2000	2010	$0.838051	$0.967811	343,173.154
	2009	$0.626367	$0.838051	38,114.885
	2008	$1.106693	$0.626367	58,886.927
	2007	$1.000000	$1.106693	26,292.375
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$0.778011	$0.773462	206,490.300
Subaccount Inception Date May 1, 2000	2010	$0.685479	$0.778011	27,256.759
	2009	$0.534361	$0.685479	19,540.326
	2008	$0.946121	$0.534361	0.000
	2007	$1.000000	$0.946121	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.955719	$0.943638	136,731.030
Subaccount Inception Date May 1, 2001	2010	$0.781239	$0.955719	87,262.768
	2009	$0.618145	$0.781239	188,675.400
	2008	$1.187869	$0.618145	78,699.092
	2007	$1.000000	$1.187869	0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	2011	$0.871262	$0.877468	9,839.333
Subaccount Inception Date May 1, 2000	2010	$0.714448	$0.871262	140.226
	2009	$0.497297	$0.714448	140.226
	2008	$1.122406	$0.497297	140.226
	2007	$1.000000	$1.122406	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.112453	$0.979502	389,585.856
Subaccount Inception Date May 1, 2000	2010	$0.876053	$1.112453	239,743.542
	2009	$0.634696	$0.876053	130,784.396
	2008	$1.064131	$0.634696	95,843.655
	2007	$1.000000	$1.064131	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$0.866127	$0.778143	65,411.545
Subaccount Inception Date May 1, 2002	2010	$0.694130	$0.866127	154,721.505
	2009	$0.447216	$0.694130	321,966.434
	2008	$0.929567	$0.447216	145,251.507
	2007	$1.000000	$0.929567	0.000
Franklin Income Securities Fund - Class 2	2011	$1.005682	$1.016968	13,684.532
Subaccount Inception Date May 1, 2007	2010	$0.903723	$1.005682	11,327.376
	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000
Mutual Shares Securities Fund - Class 2	2011	$0.819803	$0.801269	247,806.075
Subaccount Inception Date May 1, 2007	2010	$0.746489	$0.819803	138,451.656
	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.9655403	0.000
Templeton Foreign Securities Fund - Class 2	2011	$0.913165	$0.805995	21,646.850
Subaccount Inception Date May 1, 2007	2010	$0.852876	$0.913165	3,864.024
	2009	$0.630121	$0.852876	3,868.450
	2008	$1.070130	$0.630121	3,873.326
	2007	$1.000000	$1.070130	0.000

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.071240	$1.040555	26,837.333
Subaccount Inception Date October 9, 2000	2010	$0.864100	$1.071240	5,092.875
	2009	$0.605702	$0.864100	5,092.875
	2008	$1.092409	$0.605702	5,092.875
	2007	$1.000000	$1.092409	0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	2011	$1.052671	$1.008706	5,377.467
Subaccount Inception Date October 9, 2000	2010	$0.923874	$1.052671	1,885.477
	2009	$0.703750	$0.923874	1,889.194
	2008	$0.988260	$0.703750	1,893.494
	2007	$1.000000	$0.988260	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.843596	$0.716654	60,612.123
Subaccount Inception Date October 9, 2000	2010	$0.739380	$0.843596	58,537.270
	2009	$0.544832	$0.739380	67,651.539
	2008	$0.999557	$0.544832	0.000
	2007	$1.000000	$0.999557	0.000
MFS® New Discovery Series – Service Class	2011	$1.219205	$1.077817	65,247.208
Subaccount Inception Date May 1, 2002	2010	$0.908059	$1.219205	12,336.796
	2009	$0.564330	$0.908059	22,342.919
	2008	$0.944800	$0.564330	1,662.215
	2007	$1.000000	$0.944800	0.000
MFS® Total Return Series – Service Class	2011	$0.948559	$0.951717	87,248.586
Subaccount Inception Date May 1, 2002	2010	$0.876023	$0.948559	53,895.854
	2009	$0.753440	$0.876023	48,063.575
	2008	$0.982111	$0.753440	36,892.965
	2007	$1.000000	$0.982111	0.000
TA BlackRock Tactical Allocation - Service Class	2011	$1.102517	$1.129702	55,760.393
Subaccount inception date May 1, 2009	2010	$1.003480	$1.102517	55,764.524
	2009	$0.993371	$1.003480	0.000
TA Vanguard ETF Index - Conservative - Service Class	2011	$1.079160	$1.099705	0.000
Subaccount inception date November 19, 2009	2010	$0.998540	$1.079160	0.000
	2009	$0.999966	$0.998540	0.000
TA Vanguard ETF Index - Balanced - Service Class	2011	$1.089393	$1.091750	0.000
Subaccount inception date May 1, 2008	2010	$0.996462	$1.089393	0.000
	2009	$0.991650	$0.996462	0.000
TA Vanguard ETF Index - Growth - Service Class	2011	$1.115713	$1.089474	0.000
Subaccount inception date May 1, 2008	2010	$0.999658	$1.115713	0.000
	2009	$0.988780	$0.999658	0.000
TA Vanguard ETF Index - Aggressive Growth - Service Class	2011	$1.157637	$1.098560	0.000
Subaccount inception date November 19, 2009	2010	$1.024505	$1.157637	0.000
	2009	$0.999966	$1.024505	0.000
TA JPMorgan Mid Cap Value - Service Class	2011	$1.249382	$1.255336	5,549.972
Subaccount inception date November 19, 2009	2010	$1.029949	$1.249382	1,787.372
	2009	$0.985165	$1.029949	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.

97

CONDENSED FINANCIAL INFORMATION — (Continued)

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation - Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

98

APPENDIX

FAMILY INCOME PROTECTOR — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “family income protector” for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

•	there were no subsequent premium payments or withdrawals;

•	there were no premium taxes;

•	the $100,000 premium is subject to the family income protector;

•	the annuitant is (or both annuitants are) 60 years old when the rider is issued;

•	the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the family income protector rider); and

•	there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figure below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only[1]	Life 10[2]	Life Only[1]	Life 10[2]	Life Only[1]	Life 10[2]
10 (age 70)	$1,135	$1,067	$976	$949	$854	$852
15	$1,833	$1,634	$1,562	$1,469	$1,332	$1,318
20 (age 80)	$3,049	$2,479	$2,597	$2,286	$2,145	$2,078

(1)	Life Only = Life Annuity with No Period Certain
(2)	Life 10 = Life Annuity with 10 Years Certain

The hypothetical illustration should not be deemed representative of past of future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of withdrawals on the minimum annuitization value are as follows:

99

Family Income Protector — ADDITIONAL INFORMATION — (Continued)

EXAMPLE 1 Assumptions
minimum annuitization value on last policy anniversary:	$10,000
minimum annuitization value at time of distribution:	$10,500
policy value at time of distribution:	$15,000
distribution amount:	$500
prior distribution in current policy year:	None
Calculations
maximum annual free amount:	$10,000 x 6% = $600
policy value after distribution:	$15,000 - $500 = $14,500
minimum income base after distribution:	$10,500 - $500 = $10,000

EXAMPLE 2 Assumptions
minimum annuitization value on last policy anniversary:	$10,000
minimum annuitization value at time of distribution:	$10,500
policy value at time of distribution:	$15,000
distribution amount:	$1,500
prior distribution in current policy year:	$1,000
Calculations
maximum annual free amount:	$0.0
(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
policy value after distribution:	$15,000 - $1,500 = $13,500
(since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
minimum annual value after distribution:	$10,500 - (10% x $10,500) = $9,450

100

Family Income Protector — ADDITIONAL INFORMATION — (Continued)

EXAMPLE 3 Assumptions
minimum annuitization value on last policy anniversary:	$10,000
minimum annuitization value at time of distribution:	$10,500
policy value at time of distribution:	$7,500
distribution amount:	$1,500
prior distribution in current policy year:	$1,000
Calculations
maximum annual free amount:	$0.0
(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
policy value after distribution:	$7,500 - $1,500 = $6,000
(since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
minimum annual value after distribution:	$10,500 - (20% x $10,500) = $8,400

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the “1983 Table a”, mortality table with projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

101

APPENDIX

MANAGED ANNUITY PROGRAM — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “Managed Annuity Program” for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

•	there were no subsequent premium payments or surrenders;

•	there were no premium taxes;

•	the $100,000 premium is subject to the Managed Annuity Program;

•	the annuitant is (or both annuitants are) 60 years old when the rider is issued;

•	the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Managed Annuity Program); and

•	there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figure below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only[1]	Life 10[2]	Life Only[1]	Life 10[2]	Life Only[1]	Life 10[2]
10 (age 70)	$1,112	$1,049	$1,035	$999	$876	$872
15	$1,788	$1,606	$1,663	$1,546	$1,366	$1,349
20 (age 80)	$2,960	$2,441	$2,777	$2,393	$2,220	$2,117

(1)	Life Only = Life Annuity with No Period Certain
(2)	Life 10 = Life Annuity with 10 Years Certain

The hypothetical illustration should not be deemed representative of past of future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

102

Managed Annuity Program — ADDITIONAL INFORMATION — (Continued)

EXAMPLE 1

Assumptions
minimum income base on last policy anniversary:	$10,000
minimum income base at time of distribution:	$10,500
policy value at time of distribution:	$15,000
distribution amount:	$500
prior distribution in current policy year:	None
Calculations
maximum annual free amount:	$10,000 x 6% = $600
policy value after distribution:	$15,000 - $500 = $14,500
minimum income base after distribution: since the distribution amount was less than the maximum annual adjustment free amount	$10,500 - $500 = $10,000

EXAMPLE 2

Assumptions
minimum income base on last policy anniversary:	$10,000
minimum income base at time of distribution:	$10,500
policy value at time of distribution:	$15,000
distribution amount:	$1,500
prior distribution in current policy year:	$1,000
Calculations
maximum annual free amount:	$0.0
(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
policy value after distribution:	$15,000 - $1,500 = $13,500
(since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
minimum income base after distribution:	$10,500 - (10% x $10,500) = $9,450

EXAMPLE 3

Assumptions
minimum income base on last policy anniversary:	$10,000
minimum income base at time of distribution:	$10,500
policy value at time of distribution:	$7,500
distribution amount:	$1,500
prior distribution in current policy year:	$1,000
Calculations
maximum annual free amount:	$0.0
(prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
policy value after distribution:	$7,500 - $1,500 = $6,000
(since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
minimum income base after distribution:	$10,500 - (20% x $10,500) = $8,400

103

Managed Annuity Program — ADDITIONAL INFORMATION — (Continued)

The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s if any) sex (or without regard to gender if required by law), age, any factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using a scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

104

MEMBERS® FREEDOMSM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2012

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the MEMBERS® FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2012. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies, fixed account, and separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

GE INVESTMENTS FUNDS, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix – Portfolios Associated with the

Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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TABLE OF CONTENTS continued

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TABLE OF CONTENTS continued

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	156

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR NEW SALES	158

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds – Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds – Bond Fund – Class 2

•	0.30% if you choose the American Funds – Growth Fund – Class 2

•	0.30% if you choose the American Funds – Growth-Income Fund – Class 2

•	if you choose the

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	if you choose the

•	0.10 % if you choose the TA BlackRock Global Allocation – Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

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If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee of 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base charged quarterly during the accumulation phase if you elect the Open Allocation option, and 0.70% to 1.55% (0.45% ro 1.40% for riders issued prior to December 12, 2011) on an annual basis if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment

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options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

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•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. Because of this, your ability to keep funds invested in certain of your investment choices is subject to the mathematical model that we use to determine when to make transfers to certain investment options as described in this prospectus. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income LinkSM Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income MaxSM - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2011) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%

Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.00%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.25%

Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	2.65%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	1.90%

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Income LinkSM Rider (annual charge a – % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%
Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales
Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income EnhancementSM Benefit (Single Life Option)	0.15%
Income EnhancementSM Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.65%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.90%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2011 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.53%
Highest Gross	10.17%

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The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2011, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$1482
3 Years	$4106
5 Years	$6336
10 Years	$10,561

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$1482
3 Years	$4106
5 Years	$6336
10 Years	$10,561

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

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Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the TA BlackRock Global Allocation - Service Class (0.10%) . See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

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Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales

Retirement Income ChoiceSM 1.4 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future

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expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the MEMBERS® FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See Section 11. OTHER INFORMATION -Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

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We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The MEMBERS® FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

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Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments).

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Static Allocation Models

A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one

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accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner’s investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.

You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See Section 6. Access To Your Money - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

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We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

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(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying

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fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transfered with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Asset Management or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Asset Management or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there

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is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect

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other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued on or after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

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•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55% .

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75% .

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10% .

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue

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targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the

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amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the current fee for the base benefit (for either single or joint life) is 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base. If you choose the Designated Investment option, then the current fee for the base benefit (for single or joint life) is 1.55%, 1.10%, and 0.70% (1.40%, 1.00% and 0.45% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

	Single Life	Joint Life
Options	Option	Option
Death Benefit	0.25%	0.20%

	Single Life	Joint Life
Options	Option	Option
Income EnhancementSM
Benefit
– Riders issued on or after 12/12/2011	0.30%	0.50%
– Riders issued prior to 12/12/2011	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee

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may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

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Incoming Payments to the Company and/or TCI

Maximum Fee
Fund	% of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES ® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
GE INVESTMENTS FUNDS, INC.	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2011 we received $89,306,110.22 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2011, TCI or its affiliates received total revenue sharing payments in the amount of $3,368,635.55 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management, Alliance Bernstein Investments, BlackRock Investment

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Management, LLC., Fidelity Investments, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Logan Circle Investment Partners, Loomis, Sayles & Company, MFS Investment Management, Madison Asset Management, Morgan Stanley Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Schroder Investment Management North America, Systematic Financial Management LP, Thompson, Siegel and Walmsley LLC, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us,

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your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer (but not below the excess interest adjustment floor described in “Appendix – Excess Interest Adjustment Examples”). However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix – Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

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S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment.

G = Guaranteed interest rate in effect for the policy M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

* = multiplication

^ = exponentiation

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	transfers from a Dollar Cost Averaging fixed source;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

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The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

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A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with

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Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

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8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

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Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and

•	you die after the annuity commencement date; and

•	the annuity payment option you selected did not or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix – Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.

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On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, for the guaranteed minimum death benefit offered in this prospectus, is: adjusted partial surrender = (amount gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix – Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

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9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

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There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

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When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

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The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending

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on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

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If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendices for Additional Information on each of these riders,

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

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The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each

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investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

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Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

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Unemployment Waiver

No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

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•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).

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Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See also Section 11. OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

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You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source).

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transfered to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or OA Method.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits – the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider. Important aspects of each of these riders are summarized in the “Appendix – Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	Retirement Income ChoiceSM 1.4 Rider

See Appendices for additional information on this rider.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

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•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

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Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

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We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

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Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix – Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 – $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce the guaranteed future value;

•	reduce your death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your

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full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which can not exceed the maximum annual withdrawal amount at that time) and frequency (annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

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If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

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We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix – Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

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Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities – Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP – Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities – Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

•	additional premium payments; and

•	excess withdrawals.

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These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretionand may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

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where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation Option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.2 rider you cannot elect another GLWB.

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Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

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Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

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Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

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Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrender – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you

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are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

For riders issued on or after December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative -Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

GE Investments Total Return Fund – Class 3

TA Janus Balanced – Service Class

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TA Legg Mason Dynamic Allocation – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

TA Vanguard ETF Index – Growth – Service Class

Designated Allocation Group B

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option. If you transfer from one Designated Allocation option to another, you will be subject to the charge for the new Designated Allocation group then offered to new rider owners.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA TA ProFund UltraBear subaccount or certain other subaccounts (e.g., TA AEGON Money Market subaccount, TA AEGON US Government Securities subaccount) we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA

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subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any

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payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix – OA Method Transfers” for more detail regarding the workings of the mathematical model.

Please Note: The OA TA ProFunds UltraBear subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA TA ProFunds UltraBear subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current

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rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

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•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•

The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in Section 8. DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

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•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

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On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base

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rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of

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time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider you cannot elect another GLWB.

Income LinkSM Rider – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of any withdrawal that is not an Income LinkSM rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein).

Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See “Withdrawal Base Adjustments”.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•	The longer you wait to start taking Income LinkSM rider systematic withdrawals under the”

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rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income LinkSM rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

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Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

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Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic

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step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar-for-dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Any withdrawals that are not Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Income LinkSM Rider” for examples showing the effect of hypothetical non-Income LinkSM rider systematic withdrawals in more detail, including a non-Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non-Income LinkSM rider systematic withdrawals. If you take a non-Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non-Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non-Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative - Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

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Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

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Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Income LinkSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB.

Retirement Income MaxSM - Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

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•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income MaxSM Rider” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•

due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

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Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender

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value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•

the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see “Automatic Step-Up” below).

See “Appendix – Hypothetical Example of the Withdrawal Base Calculation – Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount

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in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

For riders issued on or after December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA Madison Diversified Income – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Conservative Allocation – Service Class

TA Madison Diversified Income – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate

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premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage

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to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.0125*(20/365)

=125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 6.85 + 311.64

= $318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

= 100,000*0.01(91/365)

= 1,000*(91/365)

= $249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

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On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000.

Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

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•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative and Service Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the

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assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative and Service Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an

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exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits, regulatory audits and examination activity. In some class action and other lawsuits, regulatory audits and examinations involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation, regulatory audit or examination cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits, regulatory audit or examination that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly

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traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number

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or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales

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representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2011, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 1.16% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2011, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC

Centarus Financial Inc.

CFD Investments

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Citigroup Global Markets

Citizens Investment Services Corporation

BBVA Compass Investment Solutions, Inc.

Equity Services Inc.

Financial Network Invest Corp

FSC Securities

Genworth Financial Securities Corp.

Hantz Financial Services Inc.

Huntington Investment Company

ING Financial Partners

Invest Financial Corporation

Investment Centers Of America

Investacorp

Investors Capital Corp

James T. Borello

LPL Financial (IFP)

M&T Securities Inc.

Merrill Lynch

Morgan Stanley

Multi Financial Securities

Park Avenue Securities

Primevest Financial Services

ProEquities/Protech

Raymond James and Associates

Raymond James Financial Services

Royal Alliance

SagePoint Financial, Inc.

Securities America, Inc.

Sigma Financial Corporation

Signator Investors, Inc.

SII Investments Inc.

Smith Barney Div of Citigroup

Summit Equities

SunTrust Investment Services, Inc.

The Investment Center, Inc.

Transamerica Financial Advisors

UBS Financial Services, Inc.

US Bancorp Investments Inc.

Valmark Securities Inc.

Wells Fargo Advisors

Wells Fargo Wealth Brokerage

During 2011, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2011
LPL Financial LLC	$1,422,696
Morgan Stanley Smith Barney	$1,395,442
Wells Fargo Wealth Brokerage	$1,204,432
Wells Fargo Advisors	$1,083,661
Transamerica Financial Advisors	$886,784
Merrill Lynch, Pierce, Fenner & Smith Incorporated	$847,433
UBS Financial	$499,696
Raymond James Financial Services	$471,327
National Planning Corporation	$451,124
CCO Investment Services Corp.	$390,414

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix – Condensed Financial Information

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APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.

Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.

AMERICAN FUNDS INSURANCE SERIES® TRUST

American Funds – Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds – Bond Fund – Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.

American Funds – Growth Fund – Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: Growth of capital.

American Funds – Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM

Investment Objective: Long-term growth of capital and income.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Balanced Portfolio – Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company

Investment Objective: Income and capital growth consistent with reasonable risk.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund – Class 2	Franklin Income Securities Fund - Class 2	Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

GE INVESTMENTS FUNDS, INC.

GE Investments Total Return Fund – Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.

Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

TRANSAMERICA SERIES TRUST

TA AEGON High Yield Bond – Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of current income by investing in high-yield debt securities.

TA AEGON Money Market – Service Class(2)	Transamerica AEGON Money Market VP – Service Class(2)	AEGON USA Investment Management, LLC

Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.

TA AEGON Tactical Vanguard ETF - Conservative – Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: High level of total return as is consistent with prudent investment strategies.

TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.

Investment Objective: Capital appreciation and current income.

TA BlackRock Global Allocation – Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.

Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Large Cap Value – Service Class	Transamerica BlackRock Large Cap Value VP – Service Class	BlackRock Investment Management, LLC

Investment Objective: Long-term capital growth.

TA BlackRock Tactical Allocation – Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.

Investment Objective: Capital appreciation with current income as secondary objective.

TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC

Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

TA Janus Balanced – Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC

Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.

TA Legg Mason Dynamic Allocation - Balanced – Service Class(3)	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class(3)	Legg Mason Global Asset Allocation, LLC(3)

Investment Objective: Seeks capital appreciation and income.

TA Legg Mason Dynamic Allocation - Growth – Service Class(3)	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class(3)	Legg Mason Global Asset Allocation, LLC(3)

Investment Objective: Seeks capital appreciation and income.

TA MFS International Equity – Service Class	Transamerica MFS International Equity VP – Service Class	MFS® Investment Management

Investment Objective: Capital growth.

TA Madison Balanced Allocation – Service Class	Transamerica Madison Balanced Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Capital appreciation and current income.

TA Madison Conservative Allocation – Service Class	Transamerica Madison Conservative Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Current income and preservation of capital.

TA Madison Diversified Income – Service Class	Transamerica Madison Diversified Income VP - Service Class	MEMBERS® Asset Management

Investment Objective: High total return through the combination of income and capital appreciation.

TA Madison Large Cap Growth – Service Class	Transamerica Madison Large Cap Growth VP - Service Class	MEMBERS® Asset Management

Investment Objective: Long-term capital appreciation.

TA Madison Moderate Growth Allocation - Service Class	Transamerica Madison Moderate Growth Allocation VP - Service Class	MEMBERS® Asset Management

Investment Objective: Capital appreciation with current income as secondary objective.

TA Morgan Stanley Active International Allocation – Service Class	Transamerica Morgan Stanley Active International Allocation VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Long-term capital appreciation.

TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.

Investment Objective: Capital appreciation.

TA PIMCO Real Return TIPS – Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.

TA PIMCO Total Return – Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC

Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.

TA T. Rowe Price Small Cap – Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.

Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Vanguard ETF Index - Aggressive Growth - Service Class	Transamerica Index 100 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Long-term capital appreciation.

TA Vanguard ETF Index - Balanced - Service Class	Transamerica Index 50 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Balance capital appreciation and income.

TA Vanguard ETF Index - Conservative - Service Class	Transamerica Index 35 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Current income and preservation of capital.

TA Vanguard ETF Index - Growth - Service Class	Transamerica Index 75 VP – Service Class	AEGON USA Investment Management, LLC

Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Available on or about May 1, 2012. This fund may vary for certain policies and may not be available for all policies.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulations units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.291530	$1.217802	3,285,308.240
Subaccount inception Date May 1, 2009	2010	$1.200030	$1.291530	1,742,008.410
	2009	$1.000000	$1.200030	130,561.494
TA BlackRock Large Cap Value – Service Class	2011	$0.849934	$0.854615	602,615.499
Subaccount Inception Date May 1, 2000	2010	$0.786258	$0.849934	513,541.712
	2009	$0.704580	$0.786258	177,029.895
	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866
TA BlackRock Tactical Allocation – Service Class	2011	$1.314161	$1.337994	998,952.622
Subaccount inception Date May 1, 2009	2010	$1.203782	$1.314161	439,035.128
	2009	$1.000000	$1.203782	39,945.950
TA Clarion Global Real Estate Securities – Service Class	2011	$0.939678	$0.866776	71,582.675
Subaccount Inception Date May 1, 2002	2010	$0.830462	$0.939678	56,741.049
	2009	$0.636251	$0.830462	34,859.190
	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702
TA Janus Balanced – Service Class	2011	$0.997017	$0.872677	566,641.506
Subaccount inception Date November 19, 2009	2010	$0.985386	$0.997017	213,727.512
	2009	$0.986564	$0.985386	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.224966	$1.256721	217,262.574
Subaccount Inception Date June 2, 1998	2010	$1.112807	$1.224966	62,220.674
	2009	$0.772135	$1.112807	33,540.262
	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000
TA MFS International Equity – Service Class	2011	$1.004489	$0.885059	245,259.829
Subaccount Inception Date May 1, 2001	2010	$0.927939	$1.004489	223,871.740
	2009	$0.715058	$0.927939	136,937.087
	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212
TA PIMCO Total Return – Service Class	2011	$1.253577	$1.303442	1,549,765.279
Subaccount Inception Date May 1, 2002	2010	$1.194546	$1.253577	1,233,602.205
	2009	$1.051601	$1.194546	790,154.232
	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.403088	$0.316659	2,241,749.001
Subaccount inception Date May 1, 2009	2010	$0.560855	$0.403088	470,431.312
	2009	$1.000000	$0.560855	0.000

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CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Service Class	2011	$1.129298	$1.125048	191,118.134
Subaccount Inception Date May 1, 2000	2010	$0.858378	$1.129298	183,919.660
	2009	$0.632312	$0.858378	27,681.631
	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.979463	$0.977247	998,971.583
Subaccount Inception Date May 1, 2002	2010	$0.914390	$0.979463	33,747.651
	2009	$0.710376	$0.914390	26,968.407
	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000
TA AEGON Money Market – Service Class	2011	$1.010924	$0.992177	1,481,724.666
Subaccount Inception Date July 5, 1994	2010	$1.030079	$1.010924	729,816.250
	2009	$1.049513	$1.030079	399,264.666
	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871
TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	909,434.674
Subaccount Inception Date August 3, 1994	2010	$1.159638	$1.186078	598,532.880
	2009	$1.134074	$1.159638	477,437.077
	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.071463	$1.084909	130,276.861
Subaccount inception Date November 19, 2009	2010	$0.997783	$1.071463	927.933
	2009	$0.999948	$0.997783	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.013256	$1.008991	799,570.081
Subaccount Inception Date May 1, 2008	2010	$0.932770	$1.013256	231,910.845
	2009	$0.815656	$0.932770	185,075.215
	2008	$1.000000	$0.815656	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.965040	$0.936339	1,081,367.173
Subaccount Inception Date May 1, 2008	2010	$0.870203	$0.965040	1,143,705.016
	2009	$0.719866	$0.870203	866,031.593
	2008	$1.000000	$0.719866	643,424.842
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.149386	$1.083781	185,137.900
Subaccount inception Date November 19, 2009	2010	$1.023730	$1.149386	0.000
	2009	$0.999948	$1.023730	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.935021	$0.783946	209,081.744
Subaccount Inception Date July 5, 1994	2010	$0.880545	$0.935021	142,155.233
	2009	$0.713948	$0.880545	138,862.062
	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.287990	$1.176573	0203,362.476
Subaccount Inception Date May 1, 2001	2010	$0.982522	$1.287990	127,657.607
	2009	$0.625274	$0.982522	27,347.953
	2008	$1.189694	$0.625274	25,842.364
	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928

108

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	880,669.842
Subaccount Inception Date November 3, 2003	2010	$1.159638	$1.186078	626,365.072
	2009	$1.134074	$1.159638	515,621.744
	2008	$1.075910	$1.134074	787,322.762
	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.333173	$1.265900	549.150
Subaccount Inception Date November 10, 2008	2010	$1.234087	$1.333173	5,378.614
	2009	$1.012438	$1.234087	0.000
	2008	$1.000000	$1.012438	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.041380	$0.982896	282,287.498
Subaccount Inception Date May 1, 2008	2010	$0.901140	$1.041380	131,950.363
	2009	$0.663853	$0.901140	78,165.444
	2008	$1.000000	$0.663853	0.000
Franklin Income Securities Fund – Class 2	2011	$0.982343	$0.987050	190,080.438
Subaccount Inception Date May 1, 2007	2010	$0.888410	$0.982343	100,543.100
	2009	$0.667633	$0.888410	36,920.627
	2008	$0.967204	$0.667633	22,397.977
	2007	$1.000000	$0.967204	0.000
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.109332	$1.099572	437,403.896
Subaccount inception Date November 19, 2009	2010	$1.007699	$1.109332	135,665.227
	2009	$0.989771	$1.007699	0.000
American Funds – Bond Fund – Class 2(3)	2011	$1.034670	$1.074257	152,199.563
Subaccount inception Date November 19, 2009	2010	$0.993413	$1.034670	45,533.387
	2009	$1.000892	$0.993413	0.000
American Funds – Growth Fund – Class 2(3)	2011	$1.164254	$1.090519	216,429.230
Subaccount inception date November 19, 2009	2010	$1.002561	$1.164254	184,148.644
	2009	$0.986474	$1.002561	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.098962	$1.055668	44,659.678
Subaccount inception Date November 19, 2009	2010	$1.007946	$1.098962	9,310.735
	2009	$0.986795	$1.007946	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.074749	$1.020059	173,633.860
Subaccount inceptiond Date November 19, 2009	2010	$1.003337	$1.074749	32,381.232
	2009	$0.988803	$1.003337	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.977710	511,159.481
TA PIMCO Real Return TIPS – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.063648	228,474.322
TA Madison Balanced Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.960930	1,618.352
TA Madison Conservative Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.984632	0.000
TA Madison Diversified Income – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.009318	54,310.230
TA Madison Large Cap Growth – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.916475	115,839.889
TA Madison Moderate Growth Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.943143	0.000

109

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.295746	$1.224178	13,216,295.000
Subaccount inception Date May 1, 2009	2010	$1.201597	$1.295746	8,245,776.242
	2009	$1.000000	$1.201597	3,596,173.450
TA BlackRock Large Cap Value – Service Class	2011	$0.857778	$0.864195	3,387,784.089
Subaccount Inception Date May 1, 2000	2010	$0.791956	$0.857778	3,546,773.433
	2009	$0.708289	$0.791956	2,333,334.998
	2008	$1.092545	$0.708289	1,122,070.819
	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322
TA BlackRock Tactical Allocation – Service Class	2011	$1.318472	$1.345008	4,719,066.257
Subaccount inception Date May 1, 2009	2010	$1.205357	$1.318472	2,147,694.970
	2009	$1.000000	$1.205357	403,876.282
TA Clarion Global Real Estate Securities – Service Class	2011	$0.948374	$0.876508	929,301.296
Subaccount Inception Date May 1, 2002	2010	$0.836507	$0.948374	627,682.389
	2009	$0.639615	$0.836507	393,492.088
	2008	$1.131291	$0.639615	429,111.314
	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134
TA Janus Balanced – Service Class	2011	$0.999198	$0.876298	1,209,880.377
Subaccount inception Date November 19, 2009	2010	$0.985611	$0.999198	619,896.171
	2009	$0.986569	$0.985611	54,170.345
TA AEGON High Yield Bond – Service Class	2011	$1.236198	$1.270727	2,168,963.379
Subaccount Inception Date June 2, 1998	2010	$1.120823	$1.236198	1,459,677.573
	2009	$0.776180	$1.120823	863,904.686
	2008	$1.059115	$0.776180	408,612.174
	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239
TA MFS International Equity – Service Class	2011	$1.013763	$0.894981	797,189.601
Subaccount Inception Date May 1, 2001	2010	$0.934669	$1.013763	780,952.125
	2009	$0.718825	$0.934669	572,957.821
	2008	$1.134210	$0.718825	499,722.780
	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093
TA PIMCO Total Return – Service Class	2011	$1.265142	$1.318054	13,093,970.060
Subaccount Inception Date May 1, 2002	2010	$1.203194	$1.265142	10,865,096.796
	2009	$1.057139	$1.203194	6,723,271.642
	2008	$1.109256	$1.057139	2,498,454.315
	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.404424	$0.318340	7,896,840.872
Subaccount inception Date May 1, 2009	2010	$0.561600	$0.404424	1,246,374.161
	2009	$1.000000	$0.561600	36,339.146
TA T. Rowe Price Small Cap – Service Class	2011	$1.139719	$1.137656	1,197,448.131
Subaccount Inception Date May 1, 2000	2010	$0.864603	$1.139719	531,073.357
	2009	$0.635650	$0.864603	525,139.979
	2008	$1.016578	$0.635650	290,417.279
	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

110

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.988475	$0.988176	3,274,073.330
Subaccount Inception Date May 1, 2002	2010	$0.920995	$0.988475	648,000.076
	2009	$0.714117	$0.920995	424,103.009
	2008	$1.152836	$0.714117	247,413.176
	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224
TA AEGON Money Market – Service Class	2011	$1.020273	$1.003308	8,011,234.814
Subaccount Inception Date July 5, 1994	2010	$1.037558	$1.020273	5,034,841.530
	2009	$1.055058	$1.037558	5,206,256.150
	2008	$1.050319	$1.055058	10,380,130.853
	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652
TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	5,987,222.010
Subaccount Inception Date August 3, 1994	2010	$1.168061	$1.197044	5,682,475.784
	2009	$1.140067	$1.168061	3,456,286.339
	2008	$1.079456	$1.140067	1,422,883.555
	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.073814	$1.089421	1,675,609.598
Subaccount inception Date November 19, 2009	2010	$0.998015	$1.073814	715,591.901
	2009	$0.999954	$0.998015	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.018584	$1.016279	5,096,774.001
Subaccount Inception Date May 1, 2008	2010	$0.935839	$1.018584	613,465.532
	2009	$0.816736	$0.935839	748,782.638
	2008	$1.000000	$0.816736	266,216.046
TA Vanguard ETF Index – Growth – Service Class	2011	$0.970105	$0.943111	6,936,367.632
Subaccount Inception Date May 1, 2008	2010	$0.873054	$0.970105	6,041,137.262
	2009	$0.720815	$0.873054	5,259,673.885
	2008	$1.000000	$0.720815	779,065.245
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.151914	$1.088300	312,544.646
Subaccount inception date November 19, 2009	2010	$1.023968	$1.151914	112,231.700
	2009	$0.999954	$1.023968	2,721.925
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.943609	$0.792697	667,165.900
Subaccount Inception Date July 5, 1994	2010	$0.886892	$0.943609	657,748.542
	2009	$0.717685	$0.886892	1,005,468.530
	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.299896	$1.189779	1,285,472.496
Subaccount Inception Date May 1, 2001	2010	$0.989658	$1.299896	425,696.761
	2009	$0.628577	$0.989658	275,521.723
	2008	$1.193621	$0.628577	167,256.060
	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	346,377.467
Subaccount Inception Date November 3, 2003	2010	$1.168061	$1.197044	209,616.765
	2009	$1.140067	$1.168061	366,923.232
	2008	$1.079456	$1.140067	575,634.300
	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

111

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.338773	$1.273704	1,429,797.562
Subaccount Inception Date November 10, 2008	2010	$1.236838	$1.338773	930,865.780
	2009	$1.012714	$1.236838	240,848.455
	2008	$1.000000	$1.012714	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.046837	$0.989990	1,966,094.951
Subaccount Inception Date May 1, 2008	2010	$0.904091	$1.046837	1,230,864.929
	2009	$0.664725	$0.904091	917,997.573
	2008	$1.000000	$0.664725	64,280.341
Franklin Income Securities Fund – Class 2	2011	$0.989452	$0.996141	4,699,219.287
Subaccount Inception Date May 1, 2007	2010	$0.893086	$0.989452	2,747,692.055
	2009	$0.669833	$0.893086	1,900,072.534
	2008	$0.968475	$0.669833	1,354,399.684
	2007	$1.000000	$0.968475	656,829.077
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.111765	$1.104143	2,938,838.821
Subaccount inception Date November 19, 2009	2010	$1.007931	$1.111765	1,577,513.531
	2009	$0.989776	$1.007931	78,055.631
American Funds – Bond Fund – Class 2(3)	2011	$1.036944	$1.078725	1,475,513.641
Subaccount inception Date November 19, 2009	2010	$0.993644	$1.036944	598,788.904
	2009	$1.000897	$0.993644	63,418.369
American Funds – Growth Fund – Class 2(3)	2011	$1.166806	$1.095054	1,236,988.228
Subaccount inception Date November 19, 2009	2010	$1.002789	$1.166806	364,500.005
	2009	$0.986479	$1.002789	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.101360	$1.060047	586,825.250
Subaccount inception Date November 19, 2009	2010	$1.008181	$1.101360	207,455.738
	2009	$0.986801	$1.008181	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.077107	$1.024302	945,374.429
Subaccount inception Date November 19, 2009	2010	$1.003571	$1.077107	373,010.145
	2009	$0.988808	$1.003571	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Subaccount inception Date December 9, 2011	2011	$1.000000	$0.978990	1,877,411.764
TA PIMCO Real Return TIPS – Service Class Subaccount inception Date May 3, 2011	2011	$1.000000	$1.065040	2,345,673.577
TA Madison Balanced Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.962185	48,789.032
TA Madison Conservative Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.985925	211,846.350
TA Madison Diversified Income – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$1.010639	592,411.621
TA Madison Large Cap Growth – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.917682	61,904.506
TA Madison Moderate Growth Allocation – Service Class Subaccount inception Date May 2, 2011	2011	$1.000000	$0.944379	18,026.514

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

112

CONDENSED FINANCIAL INFORMATION — (Continued)

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation—Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

113

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*	=	multiplication

^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

114

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .095

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .095) * (30/12)

= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03

Adjusted policy value	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

115

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)

Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18

Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18

Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14

Excess interest adjustment

G = .055

C = .045

M = 30

Excess interest adjustment	= S * (G - C) * (M/12)

= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00

Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18

Cash value at middle of policy year 3	= policy value + excess interest adjustment

= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender

E = the excess interest adjustment

116

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

117

Excess Interest Adjustment Examples — (Continued)

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

118

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:

(1)	is the amount of the gross partial surrender;

(2)	is the value of the current death proceeds immediately prior to the gross partial surrender;

(3)	is the policy value immediately prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$	23,241
Reduction in policy value	=$	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

119

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

120

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100.000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

121

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value	$25,000
on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

122

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

123

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:	• Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

124

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

125

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

	• Additional Options:	• Additional Options:	• Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)

126

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Charge:	For riders issued on or after December 12, 2011. Charges:	Charges:	For riders issued on or after December 12, 2011. Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option— 0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued before December 12, 2011. Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option—1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;

(4) with Income EnhancementSM Option—0.15% (single life) or 0.30% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

(1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

(1) 1.25% annually (single life and joint life)of withdrawal base deducted on each rider quarter.

For riders issued before December 12, 2011. Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

127

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•         Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

•         Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•         Open Investment option (“OA”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

		• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

128

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

129

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

130

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

131

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

132

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

133

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

134

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

135

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1: d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

136

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

137

PAM METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

138

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 – NormDist(d1))

X = (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

139

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

140

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

141

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

142

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1. Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct) 2. $100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

143

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

144

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

145

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income ChoiceSM 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of 5.5) .

146

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example, we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000, producing a guarantee ratio of 90% ($90,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 15%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

First we calculate d1.

147

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .658832

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1-NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832)))

DOA = min(20%, 13.9948%)

DOA = 13.9948%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the lower threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = max (0, DOA - (OA% + FA% / 3)

X = max (0, 13.9948% - (0% + 15% / 3)

X = max (0, 13.9948% - 5%)

X = 8.9948%

Therefore, 8.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $8,095.32.

Day 2: Policy Value Recovers to 95% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000, it recovered the next day to $95,000 producing a guarantee ratio of 95% ($95,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 95%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 14%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 8%

First we calculate d1.

148

OA METHOD TRANSFERS — (Continued)

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(.95)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = .779732

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(.779732)))

DOA = min(20%, 11.9517%)

DOA = 11.9517%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(8%, max(0, 8% + 14% / 3 - 11.9517%))

X = min(8%, max(0, 0.714967%))

X = 0.714967%

Therefore, due to the policy value recovery, 0.714967% of the policy value will be transferred out of the OA Subaccount pro rata back into their current investment options, resulting in a total transfer of $679.22.

Day 3: Policy Value further recovers to 105% of Initial Value

For purposes of this example we will assume that after the policy value recovered to $95,000, it further recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

Percentage of policy value in fixed account = 13%

Maximum percentage of policy value in OA Subaccount at time of transfer = 20%

Percentage of policy value in OA Subaccount = 6%

149

OA METHOD TRANSFERS — (Continued)

First we calculate d1.

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1 = [ln(1.05)+( .045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1 = 1.003524

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA = min(.20, (2.718282 ^ -.03 * 20) * (1 - NormDist(1.003524)))

DOA = min(20%, 8.6605%)

DOA = 8.6605%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X = min (OA%, max(0, OA% + FA% / 3 - DOA%))

X = min(6%, max(0, 6% + 13% / 3 - 8.6605%))

X = min(6%, max(0, 1.67283%))

X = 1.67283%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 4.32717% (6% - 1.67283%) in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

150

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

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Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount? $11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year? $3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

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APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS — RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,300

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,700)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,300 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,300, the withdrawal base does not change.

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Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,700 ($7,000 - $5,300)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,300, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,300 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.3% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5.3% withdrawal)) * WB before any adjustments

2.	($1,700 / ($90,000 - $5,300)) * $100,000 = $2,007.08

Step Three. Which is larger, the actual $1,700 excess withdrawal or the $2,007.08 pro rata amount?

$2,007.08 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,007.08 = $97,992.92

Result. The new withdrawal base is $97,992.92

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.3% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,992.92 (the adjusted withdrawal base) * 5.3% = $5,193.62

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,193.62.

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Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,745.54

RWA = 5.3% withdrawal beginning 8 years from the rider date would be $7,830.51 (5.3% of the then-current $147,745.54 withdrawal base)

GPWD = $7,830.51

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3% .

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,830.51 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,830.51, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base).

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500

EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example ofhow the new withdrawal base and new rider withdrawal amount are calculated.

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APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount		High MonthiversarySM Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,300
1	$102,000	$		$		$		$			$102,000	$100,000			$6,300
1	$105,060	$		$		$		$			$105,060	$100,000			$6,300
1	$107,161	$		$		$		$			$107,161	$100,000			$6,300
1	$110,376	$		$		$		$			$110,376	$100,000			$6,300
1	$112,584	$		$		$		$			$112,584	$100,000			$6,300
1	$115,961	$		$		$		$			$115,961	$100,000			$6,300
1	$118,280	$		$		$		$			$118,280	$100,000			$6,300
1	$121,829	$		$		$		$			$121,829	$100,000			$6,300
1	$124,265	$		$		$		$			$124,265	$100,000			$6,300
1	$120,537	$		$		$		$			$124,265	$100,000			$6,300
1	$115,716	$		$		$		$			$124,265	$100,000			$6,300
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$			$112,129	$124,265			$7,829
2	$115,492	$		$		$		$			$115,492	$124,265			$7,829
2	$117,802	$		$		$		$			$117,802	$124,265			$7,829
2	$121,336	$		$		$		$			$121,336	$124,265			$7,829
2	$124,976	$		$		$		$			$124,976	$124,265			$7,829
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$10,979
2	$175,701	$		$		$		$			$177,476	$174,265			$10,979
2	$172,187	$		$		$		$			$177,476	$174,265			$10,979
2	$167,022	$		$		$		$			$177,476	$174,265			$10,979
2	$163,681	$		$		$		$			$177,476	$174,265			$10,979
2	$166,955	$		$		$		$			$177,476	$174,265			$10,979
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,528
3	$166,888	$		$		$		$			$166,888	$182,979			$11,528
3	$171,895	$		$		$		$			$171,895	$182,979			$11,528
3	$173,614	$		$		$		$			$173,614	$182,979			$11,528
3	$178,822	$		$		$		$			$178,822	$182,979			$11,528
3	$175,246	$		$		$		$			$178,822	$182,979			$11,528
3	$151,741	$			$20,000		$9,676	$		$		$173,303		$
3	$154,775	$		$		$		$		$		$173,303		$
3	$159,419	$		$		$		$		$		$173,303		$

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Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base		Rider Withdrawal Amount
3	$161,013	$	$	$	$	$	$173,303		$
3	$165,843	$	$	$	$	$	$173,303		$
3	$174,135	$	$	$	$	$	$173,303		$
3	$181,101	$	$	$	$	$	$181,101	[1]		$11,409

(1)	Automatic Step Up Applied
(2)	Growth Applied

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APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR

NEW SALES

If you elected the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

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•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and therafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

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If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

160

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05) .

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the

161

withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

GE Investments Total Return Fund – Class 3

TA Vanguard ETF Index – Growth – Service Class

TA Madison Moderate Growth Allocation – Service Class

Designated Allocation Group B

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Madison Balanced Allocation – Service Class

TA Madison Diversified Income – Service Class

Designated Allocation Group C

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Madison Conservative Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

Fixed Account

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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

The following options are available with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

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Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

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•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income EnhancementSM Option. If you elect this rider, you can also elected to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the individual(s) is/are already confined in a hospital or nursing facility.

•	Confinement must be prescribed by a physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;

•	It is supervised by a staff of one or more licensed physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer’s disease facility;

•	It provides care performed or supervised by a registered graduate nurse;

•	It provides room and board accommodations; and

•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis.

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and

•	It maintains a clinical record of each patient.

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A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective

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amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

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Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

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1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

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Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

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EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

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WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

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Result. The new benefit base is $149,246

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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MEMBERS® FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Members® FreedomSM Variable Annuity dated May 1, 2012

STATEMENT OF ADDITIONAL INFORMATION

MEMBERS® FREEDOMSM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® FreedomSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2012, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2012

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

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Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b)  the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The policy may include optional death benefit features, the value of which may exceed the value of the policy or premium payments made under the policy. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

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For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium

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payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

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B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 –0)	- 0.000063641 = Z = 1.01484864
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

17

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into

19

consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

20

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated

21

based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2011, 2010 and 2009 the amounts paid to TCI in connection with all policies sold through the separate account were $10,834,875, $9,529,339 and $10,063,056, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

23

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2011 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

24

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® FreedomSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

25

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Accoun Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.291530	$1.217802	3,285,308.240
Subaccount inception Date May 1, 2009	2010	$1.200030	$1.291530	1,742,008.410
	2009	$1.000000	$1.200030	130,561.494
TA BlackRock Large Cap Value – Service Class	2011	$0.849934	$0.854615	602,615.499
Subaccount Inception Date May 1, 2000	2010	$0.786258	$0.849934	513,541.712
	2009	$0.704580	$0.786258	177,029.895
	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866
TA BlackRock Tactical Allocation – Service Class	2011	$1.314161	$1.337994	998,952.622
Subaccount inception Date May 1, 2009	2010	$1.203782	$1.314161	439,035.128
	2009	$1.000000	$1.203782	39,945.950
TA Clarion Global Real Estate Securities – Service Class	2011	$0.939678	$0.866776	71,582.675
Subaccount Inception Date May 1, 2002	2010	$0.830462	$0.939678	56,741.049
	2009	$0.636251	$0.830462	34,859.190
	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702
TA Janus Balanced – Service Class	2011	$0.997017	$0.872677	566,641.506
Subaccount inception Date November 19, 2009	2010	$0.985386	$0.997017	213,727.512
	2009	$0.986564	$0.985386	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.224966	$1.256721	217,262.574
Subaccount Inception Date June 2, 1998	2010	$1.112807	$1.224966	62,220.674
	2009	$0.772135	$1.112807	33,540.262
	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000
TA MFS International Equity – Service Class	2011	$1.004489	$0.885059	245,259.829
Subaccount Inception Date May 1, 2001	2010	$0.927939	$1.004489	223,871.740
	2009	$0.715058	$0.927939	136,937.087
	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212
TA PIMCO Total Return – Service Class	2011	$1.253577	$1.303442	1,549,765.279
Subaccount Inception Date May 1, 2002	2010	$1.194546	$1.253577	1,233,602.205
	2009	$1.051601	$1.194546	790,154.232
	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.403088	$0.316659	2,241,749.001
Subaccount inception Date May 1, 2009	2010	$0.560855	$0.403088	470,431.312
	2009	$1.000000	$0.560855	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Accoun Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Service Class	2011	$1.129298	$1.125048	191,118.134
Subaccount Inception Date May 1, 2000	2010	$0.858378	$1.129298	183,919.660
	2009	$0.632312	$0.858378	27,681.631
	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.979463	$0.977247	998,971.583
Subaccount Inception Date May 1, 2002	2010	$0.914390	$0.979463	33,747.651
	2009	$0.710376	$0.914390	26,968.407
	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000
TA AEGON Money Market – Service Class	2011	$1.010924	$0.992177	1,481,724.666
Subaccount Inception Date July 5, 1994	2010	$1.030079	$1.010924	729,816.250
	2009	$1.049513	$1.030079	399,264.666
	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871
TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	909,434.674
Subaccount Inception Date August 3, 1994	2010	$1.159638	$1.186078	598,532.880
	2009	$1.134074	$1.159638	477,437.077
	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.071463	$1.084909	130,276.861
Subaccount inception Date November 19, 2009	2010	$0.997783	$1.071463	927.933
	2009	$0.999948	$0.997783	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.013256	$1.008991	799,570.081
Subaccount Inception Date May 1, 2008	2010	$0.932770	$1.013256	231,910.845
	2009	$0.815656	$0.932770	185,075.215
	2008	$1.000000	$0.815656	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.965040	$0.936339	1,081,367.173
Subaccount Inception Date May 1, 2008	2010	$0.870203	$0.965040	1,143,705.016
	2009	$0.719866	$0.870203	866,031.593
	2008	$1.000000	$0.719866	643,424.842
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.149386	$1.083781	185,137.900
Subaccount inception Date November 19, 2009	2010	$1.023730	$1.149386	0.000
	2009	$0.999948	$1.023730	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.935021	$0.783946	209,081.744
Subaccount Inception Date July 5, 1994	2010	$0.880545	$0.935021	142,155.233
	2009	$0.713948	$0.880545	138,862.062
	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.287990	$1.176573	0203,362.476
Subaccount Inception Date May 1, 2001	2010	$0.982522	$1.287990	127,657.607
	2009	$0.625274	$0.982522	27,347.953
	2008	$1.189694	$0.625274	25,842.364
	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Accoun Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.186078	$1.248835	880,669.842
Subaccount Inception Date November 3, 2003	2010	$1.159638	$1.186078	626,365.072
	2009	$1.134074	$1.159638	515,621.744
	2008	$1.075910	$1.134074	787,322.762
	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.333173	$1.265900	549.150
Subaccount Inception Date November 10, 2008	2010	$1.234087	$1.333173	5,378.614
	2009	$1.012438	$1.234087	0.000
	2008	$1.000000	$1.012438	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.041380	$0.982896	282,287.498
Subaccount Inception Date May 1, 2008	2010	$0.901140	$1.041380	131,950.363
	2009	$0.663853	$0.901140	78,165.444
	2008	$1.000000	$0.663853	0.000
Franklin Income Securities Fund – Class 2	2011	$0.982343	$0.987050	190,080.438
Subaccount Inception Date May 1, 2007	2010	$0.888410	$0.982343	100,543.100
	2009	$0.667633	$0.888410	36,920.627
	2008	$0.967204	$0.667633	22,397.977
	2007	$1.000000	$0.967204	0.000
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.109332	$1.099572	437,403.896
Subaccount inception Date November 19, 2009	2010	$1.007699	$1.109332	135,665.227
	2009	$0.989771	$1.007699	0.000
American Funds – Bond Fund – Class 2(3)	2011	$1.034670	$1.074257	152,199.563
Subaccount inception Date November 19, 2009	2010	$0.993413	$1.034670	45,533.387
	2009	$1.000892	$0.993413	0.000
American Funds – Growth Fund – Class 2(3)	2011	$1.164254	$1.090519	216,429.230
Subaccount inception date November 19, 2009	2010	$1.002561	$1.164254	184,148.644
	2009	$0.986474	$1.002561	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.098962	$1.055668	44,659.678
Subaccount inception Date November 19, 2009	2010	$1.007946	$1.098962	9,310.735
	2009	$0.986795	$1.007946	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.074749	$1.020059	173,633.860
Subaccount inceptiond Date November 19, 2009	2010	$1.003337	$1.074749	32,381.232
	2009	$0.988803	$1.003337	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.977710	511,159.481
TA PIMCO Real Return TIPS – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.063648	228,474.322
TA Madison Balanced Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.960930	1,618.352
TA Madison Conservative Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.984632	0.000
TA Madison Diversified Income – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.009318	54,310.230
TA Madison Large Cap Growth – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.916475	115,839.889
TA Madison Moderate Growth Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.943143	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.295746	$1.224178	13,216,295.000
Subaccount inception Date May 1, 2009	2010	$1.201597	$1.295746	8,245,776.242
	2009	$1.000000	$1.201597	3,596,173.450
TA BlackRock Large Cap Value – Service Class	2011	$0.857778	$0.864195	3,387,784.089
Subaccount Inception Date May 1, 2000	2010	$0.791956	$0.857778	3,546,773.433
	2009	$0.708289	$0.791956	2,333,334.998
	2008	$1.092545	$0.708289	1,122,070.819
	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322
TA BlackRock Tactical Allocation – Service Class	2011	$1.318472	$1.345008	4,719,066.257
Subaccount inception Date May 1, 2009	2010	$1.205357	$1.318472	2,147,694.970
	2009	$1.000000	$1.205357	403,876.282
TA Clarion Global Real Estate Securities – Service Class	2011	$0.948374	$0.876508	929,301.296
Subaccount Inception Date May 1, 2002	2010	$0.836507	$0.948374	627,682.389
	2009	$0.639615	$0.836507	393,492.088
	2008	$1.131291	$0.639615	429,111.314
	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134
TA Janus Balanced – Service Class	2011	$0.999198	$0.876298	1,209,880.377
Subaccount inception Date November 19, 2009	2010	$0.985611	$0.999198	619,896.171
	2009	$0.986569	$0.985611	54,170.345
TA AEGON High Yield Bond – Service Class	2011	$1.236198	$1.270727	2,168,963.379
Subaccount Inception Date June 2, 1998	2010	$1.120823	$1.236198	1,459,677.573
	2009	$0.776180	$1.120823	863,904.686
	2008	$1.059115	$0.776180	408,612.174
	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239
TA MFS International Equity – Service Class	2011	$1.013763	$0.894981	797,189.601
Subaccount Inception Date May 1, 2001	2010	$0.934669	$1.013763	780,952.125
	2009	$0.718825	$0.934669	572,957.821
	2008	$1.134210	$0.718825	499,722.780
	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093
TA PIMCO Total Return – Service Class	2011	$1.265142	$1.318054	13,093,970.060
Subaccount Inception Date May 1, 2002	2010	$1.203194	$1.265142	10,865,096.796
	2009	$1.057139	$1.203194	6,723,271.642
	2008	$1.109256	$1.057139	2,498,454.315
	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.404424	$0.318340	7,896,840.872
Subaccount inception Date May 1, 2009	2010	$0.561600	$0.404424	1,246,374.161
	2009	$1.000000	$0.561600	36,339.146
TA T. Rowe Price Small Cap – Service Class	2011	$1.139719	$1.137656	1,197,448.131
Subaccount Inception Date May 1, 2000	2010	$0.864603	$1.139719	531,073.357
	2009	$0.635650	$0.864603	525,139.979
	2008	$1.016578	$0.635650	290,417.279
	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$0.988475	$0.988176	3,274,073.330
Subaccount Inception Date May 1, 2002	2010	$0.920995	$0.988475	648,000.076
	2009	$0.714117	$0.920995	424,103.009
	2008	$1.152836	$0.714117	247,413.176
	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224
TA AEGON Money Market – Service Class	2011	$1.020273	$1.003308	8,011,234.814
Subaccount Inception Date July 5, 1994	2010	$1.037558	$1.020273	5,034,841.530
	2009	$1.055058	$1.037558	5,206,256.150
	2008	$1.050319	$1.055058	10,380,130.853
	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652
TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	5,987,222.010
Subaccount Inception Date August 3, 1994	2010	$1.168061	$1.197044	5,682,475.784
	2009	$1.140067	$1.168061	3,456,286.339
	2008	$1.079456	$1.140067	1,422,883.555
	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.073814	$1.089421	1,675,609.598
Subaccount inception Date November 19, 2009	2010	$0.998015	$1.073814	715,591.901
	2009	$0.999954	$0.998015	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.018584	$1.016279	5,096,774.001
Subaccount Inception Date May 1, 2008	2010	$0.935839	$1.018584	613,465.532
	2009	$0.816736	$0.935839	748,782.638
	2008	$1.000000	$0.816736	266,216.046
TA Vanguard ETF Index – Growth – Service Class	2011	$0.970105	$0.943111	6,936,367.632
Subaccount Inception Date May 1, 2008	2010	$0.873054	$0.970105	6,041,137.262
	2009	$0.720815	$0.873054	5,259,673.885
	2008	$1.000000	$0.720815	779,065.245
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.151914	$1.088300	312,544.646
Subaccount inception date November 19, 2009	2010	$1.023968	$1.151914	112,231.700
	2009	$0.999954	$1.023968	2,721.925
TA Morgan Stanley Active International Allocation – Service Class	2011	$0.943609	$0.792697	667,165.900
Subaccount Inception Date July 5, 1994	2010	$0.886892	$0.943609	657,748.542
	2009	$0.717685	$0.886892	1,005,468.530
	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.299896	$1.189779	1,285,472.496
Subaccount Inception Date May 1, 2001	2010	$0.989658	$1.299896	425,696.761
	2009	$0.628577	$0.989658	275,521.723
	2008	$1.193621	$0.628577	167,256.060
	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.197044	$1.262846	346,377.467
Subaccount Inception Date November 3, 2003	2010	$1.168061	$1.197044	209,616.765
	2009	$1.140067	$1.168061	366,923.232
	2008	$1.079456	$1.140067	575,634.300
	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(2)	2011	$1.338773	$1.273704	1,429,797.562
Subaccount Inception Date November 10, 2008	2010	$1.236838	$1.338773	930,865.780
	2009	$1.012714	$1.236838	240,848.455
	2008	$1.000000	$1.012714	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.046837	$0.989990	1,966,094.951
Subaccount Inception Date May 1, 2008	2010	$0.904091	$1.046837	1,230,864.929
	2009	$0.664725	$0.904091	917,997.573
	2008	$1.000000	$0.664725	64,280.341
Franklin Income Securities Fund – Class 2	2011	$0.989452	$0.996141	4,699,219.287
Subaccount Inception Date May 1, 2007	2010	$0.893086	$0.989452	2,747,692.055
	2009	$0.669833	$0.893086	1,900,072.534
	2008	$0.968475	$0.669833	1,354,399.684
	2007	$1.000000	$0.968475	656,829.077
American Funds – Asset Allocation Fund – Class 2(3)	2011	$1.111765	$1.104143	2,938,838.821
Subaccount inception Date November 19, 2009	2010	$1.007931	$1.111765	1,577,513.531
	2009	$0.989776	$1.007931	78,055.631
American Funds – Bond Fund – Class 2(3)	2011	$1.036944	$1.078725	1,475,513.641
Subaccount inception Date November 19, 2009	2010	$0.993644	$1.036944	598,788.904
	2009	$1.000897	$0.993644	63,418.369
American Funds – Growth Fund – Class 2(3)	2011	$1.166806	$1.095054	1,236,988.228
Subaccount inception Date November 19, 2009	2010	$1.002789	$1.166806	364,500.005
	2009	$0.986479	$1.002789	0.000
American Funds – Growth-Income Fund – Class 2(3)	2011	$1.101360	$1.060047	586,825.250
Subaccount inception Date November 19, 2009	2010	$1.008181	$1.101360	207,455.738
	2009	$0.986801	$1.008181	0.000
GE Investments Total Return Fund – Class 3(2)	2011	$1.077107	$1.024302	945,374.429
Subaccount inception Date November 19, 2009	2010	$1.003571	$1.077107	373,010.145
	2009	$0.988808	$1.003571	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount inception Date December 9, 2011	2011	$1.000000	$0.978990	1,877,411.764
TA PIMCO Real Return TIPS – Service Class
Subaccount inception Date May 3, 2011	2011	$1.000000	$1.065040	2,345,673.577
TA Madison Balanced Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.962185	48,789.032
TA Madison Conservative Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.985925	211,846.350
TA Madison Diversified Income – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$1.010639	592,411.621
TA Madison Large Cap Growth – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.917682	61,904.506
TA Madison Moderate Growth Allocation – Service Class
Subaccount inception Date May 2, 2011	2011	$1.000000	$0.944379	18,026.514

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

31

CONDENSED FINANCIAL INFORMATION — (Continued)

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation - Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

32

FINANCIAL STATEMENTS AND SCHEDULES—STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2011, 2010 and 2009

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2011, 2010 and 2009

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, Iowa 50309-2767 Tel: 515 243 2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2011.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010 and 2009 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

April 13, 2012

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2011	2010
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,116,452	$1,573,081
Bonds:
Affiliated entities	62,919	70,527
Unaffiliated	39,722,288	46,921,343
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated	138,596	123,925
Common stocks:
Affiliated entities (cost: 2011—$921,343; 2010—$666,018)	1,429,294	714,092
Unaffiliated (cost: 2011—$198,433; 2010—$307,132)	229,973	358,631
Mortgage loans on real estate	6,830,030	8,107,498
Real estate, at cost less accumulated depreciation (2011—$51,050; 2010—$55,396)
Home office properties	68,830	79,699
Investment properties	20,514	34,776
Properties held for sale	6,405	6,490
Policy loans	727,684	746,677
Receivables for securities	3,593	20,071
Securities lending reinvested collateral assets	3,520,304	3,956,880
Derivatives	248,484	107,125
Collateral balance	6,213	4,142
Other invested assets	2,460,085	2,460,490

Total cash and invested assets	58,598,826	65,292,609

Accrued investment income	475,813	542,992
Cash surrender value of life insurance policies	309,919	300,248
Premiums deferred and uncollected	131,183	223,886
Current federal income tax recoverable	120,549	222,917
Net deferred income tax asset	716,608	792,408
Reinsurance receivable	230,426	255,184
Receivable from parent, subsidiaries and affiliates	154,163	248,839
Accounts receivable	191,268	264,844
General agents pension fund	42,282	43,422
Reinsurance deposit receivable	156,620	146,715
Amounts incurred under modified coinsurance agreement	46,520	61,400
Goodwill	35,736	94,551
Other assets	34,909	25,709
Separate account assets	41,473,473	38,370,952

Total admitted assets	$102,718,295	$106,886,676

3

	December 31
	2011	2010
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,826,292	$15,035,676
Annuity	16,637,184	17,990,509
Accident and health	3,507,297	3,418,734
Policy and contract claim reserves:
Life	220,281	306,384
Accident and health	176,338	210,969
Liability for deposit-type contracts	5,995,687	6,496,776
Other policyholders’ funds	19,333	20,473
Municipal reverse repurchase agreements	88,828	200,977
Remittances and items not allocated	267,061	417,545
Case level liability	4,981	7,415
Payable for derivative cash collateral	1,094,942	240,374
Asset valuation reserve	879,479	896,004
Interest maintenance reserve	854,620	1,045,860
Funds held under reinsurance treaties	7,837,637	13,184,805
Reinsurance in unauthorized reinsurers	9,600	7,055
Commissions and expense allowances payable on reinsurance assumed	62,277	62,485
Payable to affiliates	243,112	476,976
Payable for securities	12,030	4,366
Payable for securities lending	3,520,304	3,956,880
Transfers from separate accounts due or accrued (including $(743,562) and $(547,780) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2011 and 2010, respectively)	(726,356)	(512,837)
Amounts withheld or retained	149,180	169,393
Derivatives	107,235	221,171
Other liabilities	403,202	430,488
Separate account liabilities	41,406,109	38,300,074

Total liabilities	97,596,653	102,588,552

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2011 and 2010	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value—$58,000) at December 31, 2011 and 2010; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2011 and 2010.	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2011 and 2010	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	432,568	554,923
Surplus notes	150,000	150,000
Paid-in surplus	3,326,311	3,117,153
Unassigned surplus	1,262,404	525,689

Total capital and surplus	5,121,642	4,298,124

Total liabilities and capital and surplus	$102,718,295	$106,886,676

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$337,360	$1,523,920	$1,409,443
Annuity	8,845,105	6,931,132	5,997,868
Accident and health	681,591	710,067	692,821
Net investment income	2,615,858	2,919,171	3,073,157
Amortization of interest maintenance reserve	71,742	3,906	(11,138)
Commissions and expense allowances on reinsurance ceded	(1,597,611)	892,482	844,831
Income from fees associated with investment management, administration and contract guarantees for separate accounts	494,516	380,170	376,545
Reserve adjustment on reinsurance ceded	(159,096)	(351,287)	(479,868)
IMR adjustment due to reinsurance	307,904	—	15,469
Income from administrative service agreement with affilate	60,237	51,177	40,040
Other income	85,154	85,480	76,810

	11,742,760	13,146,218	12,035,978
Benefits and expenses:
Benefits paid or provided for:
Life benefits	993,834	1,133,801	1,077,203
Accident and health benefits	473,566	496,368	436,567
Annuity benefits	1,082,923	1,084,962	1,304,213
Surrender benefits	6,511,118	6,208,241	4,979,209
Other benefits	199,349	215,848	142,045
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(201,230)	51,172	(236,536)
Annuity	(1,353,277)	(1,017,181)	(4,337,005)
Accident and health	88,562	100,880	129,917

	7,794,845	8,274,091	3,495,613
Insurance expenses:
Commissions	1,132,581	1,440,391	1,315,400
General insurance expenses	687,102	764,037	636,705
Taxes, licenses and fees	83,034	72,666	102,602
Net transfers to separate accounts	4,359,684	1,664,131	2,009,163
Change in case level liability	(2,434)	(5,821)	(525)
Consideration paid on reinsurance transactions	352,463	—	3,476,743
Other expenses	383,708	722,360	400,113

	6,996,138	4,657,764	7,940,201

Total benefits and expenses	14,790,983	12,931,855	11,435,814

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$(3,048,223)	$214,363	$600,164

5

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Dividends to policyholders	$9,496	$10,074	$11,010

Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	(3,057,719)	204,289	589,154
Federal income tax benefit	(174,917)	(270,228)	(104,942)

Gain (loss) from operations before net realized capital gains (losses) on investments	(2,882,802)	474,517	694,096
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	423,536	(56,838)	(700,521)

Net income (loss)	$(2,459,266)	$417,679	$(6,425)

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2009	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134
Cumulative effect of change in accounting principle	—	—	—	—	—	—	—	(9,707)	(9,707)
Net loss	—	—	—	—	—	—	—	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(381,912)	(381,912)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	—	11,139	11,139
Change in net deferred income tax asset	—	—	—	—	—	—	—	(169,940)	(169,940)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	34,966	34,966
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(31,058)	(31,058)
Change in asset valuation reserve	—	—	—	—	—	—	—	398,394	398,394
Change in surplus in separate accounts	—	—	—	—	—	—	—	13,315	13,315
Change in surplus as a result of reinsurance	—	—	—	—	—	—	—	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	—	—	(380,358)	—	—	—	—	(380,358)
Increase in admitted deferred tax asset to SSAP No. 10R	—	—	—	295,260	—	—	—	—	295,260
Corrections of errors	—	(573)	573,400	—	—	—	(572,827)	(898)	(898)
Dividends to stockholders	—	—	—	—	—	—	—	(10,031)	(10,031)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(214)	—	(214)
Dissolution of affiliate into the Company	—	—	—	—	—	—	—	23,938	23,938
Capital contribution	—	—	—	—	—	—	500,000	—	500,000
Redemption of participating common stock	(2)	—	—	—	(417)	—	(2)	—	(421)
Participating shareholder activity	—	—	—	—	39	—	—	(39)	—

Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$—	$150,000	$3,113,948	$1,517,258	$5,026,825

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	$5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)

Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	4,298,124
Net loss	—	—	—	—	—	—	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	583,550	583,550
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(6,120)	(6,120)
Change in net deferred income tax asset	—	—	—	—	—	—	136,907	136,907
Change in other nonadmitted assets	—	—	—	—	—	—	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,546)	(2,546)
Change in asset valuation reserve	—	—	—	—	—	—	16,524	16,524
Change in surplus in separate accounts	—	—	—	—	—	—	(2,863)	(2,863)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	(122,355)	—	—	—	(122,355)
Capital contribution	—	—	—	—	—	200,000	—	200,000
Dissolution of NEF Investment Company	—	—	—	—	—	—	(1,185)	(1,185)
Long-term incentive compensation	—	—	—	—	—	9,158	—	9,158

Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Operating activities
Premiums collected, net of reinsurance	$9,977,873	$9,222,197	$7,981,888
Net investment income received	2,807,544	2,985,106	3,266,446
Miscellaneous income (expense)	1,162,966	569,910	(127,792)
Benefit and loss related payments	(9,577,187)	(9,022,576)	(8,847,466)
Net transfers to separate accounts	(4,563,220)	(1,709,930)	(1,776,576)
Commissions, expenses paid and aggregate write-ins for deductions	(332,606)	(2,756,812)	(5,957,821)
Dividends paid to policyholders	(9,884)	(10,559)	(11,386)
Federal and foreign income taxes recovered (paid)	92,471	(113,355)	391,699

Net cash used in operating activities	(442,043)	(836,019)	(5,081,008)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	16,891,112	24,609,623	16,975,896
Common stocks	168,476	167,903	141,360
Preferred stocks	63,880	143,250	100,705
Mortgage loans	1,466,463	1,270,379	1,682,140
Real estate and properties held for sale	26,978	1,316	24,100
Other invested assets	528,027	693,425	560,339
Receivable for securities	13,693	(66,950)	78,827
Securities lending reinvested collateral assets	436,576	—	—
Miscellaneous proceeds	321,467	112,803	266,646

Total investment proceeds	19,916,672	26,931,749	19,830,013

Costs of investments acquired:
Bonds	(9,541,749)	(23,107,917)	(11,629,415)
Common stocks	(292,401)	(96,764)	(92,767)
Preferred stocks	(60,610)	(112,885)	(115,980)
Mortgage loans	(191,262)	(38,062)	(231,832)
Real estate and properties held for sale	(1,343)	(350)	(1,100)
Securities lending reinvested collateral assets	—	(3,956,880)	—
Other invested assets	(382,939)	(480,709)	(296,564)
Miscellaneous applications	(2,145)	(227,105)	(451,760)

Total cost of investments acquired	(10,472,449)	(28,020,672)	(12,819,418)
Net decrease (increase) in policy loans	18,994	13,279	(27,369)

Net cost of investments acquired	(10,453,455)	(28,007,393)	(12,846,787)

Net cash provided by (used in) investing activities	9,463,217	(1,075,644)	6,983,226

10

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(1,726,008)	$(1,839,672)	$(5,137,903)
Funds held under reinsurance treaties with unauthorized reinsurers	(5,531,199)	(892,010)	1,942,945
Dividends paid to stockholders	—	(1,400,000)	(10,031)
Redemption of participating shareholders	—	—	(421)
Capital contribution received	200,000	—	500,000
Receivable from parent, subsidiaries and affiliates	94,676	(61,088)	29,728
Payable to parent, subsidiaries and affiliates	(233,864)	206,555	25,557
Payable for securities lending	(436,576)	3,956,880	—
Other cash provided (used)	155,168	(398,230)	1,301,648

Net cash used in financing and miscellaneous activities	(7,477,803)	(427,565)	(1,348,477)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,543,371	(2,339,228)	553,741

Cash, cash equivalents and short-term investments:
Beginning of year	1,573,081	3,912,309	3,358,568

End of year	$3,116,452	$1,573,081	$3,912,309

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON. Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock. All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company. As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2011 and 2010 was $27,673 and $28,657, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from interest income when payment exceeds 90 days past due. At December 31, 2011 and 2010, the Company excluded investment income due and accrued of $562 and $314, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a US dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect converts a fixed U.S. Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some credit default swaps linked to a collateralized debt obligation (CDO) structure. The Company entered into these swaps as a result of market events on a liquidity facility it had entered and doesn’t intend to enter similar transactions in this current form. Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying CDO structure incurs losses greater than its

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

supporting collateral. The fee will be recorded in investment income. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $9,381,447, $6,368,599 and $4,279,394 in 2011, 2010 and 2009, respectively. In addition, the Company received $494,516, $380,170 and $376,545 in 2011, 2010 and 2009, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

During 2010, the Company reported a decrease in reserves on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation. In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010. These changes resulted in an increase in reserves of $3,523. The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus. Related to this change was a corresponding decrease in the deferred premium asset of $2,388. This amount was also charged directly to unassigned surplus.

During 2009, the Company implemented an improved valuation method for SPGA products. The prior method approximated the reserve using a spreadsheet-based balance roll forward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in an increase in reserves in the amount of $3,053. The change in reserves has been charged directly to unassigned surplus.

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of Transamerica Occidental Life Insurance Company (TOLIC) into TLIC, effective October 1, 2008. The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies. This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been charged directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2011 and 2010 was $26,608 and $25,247, respectively.

The Company incurred $10,918 and paid $9,557 of claim adjustment expenses during 2011, of which $6,748 of the paid amount was attributable to insured or covered events

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

of prior years. The Company incurred $12,350 and paid $10,131 of claim adjustment expenses during 2010, of which $6,838 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2011 or 2010.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2011 and 2010. The Company recorded a benefit of $214 for the year ended December 31, 2009. In addition, the Company records an adjustment to paid-in surplus for the income tax benefit related to these plans. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2011, 2010 or 2009.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $9,158 and $3,205 for the years ended December 31, 2011 and 2010, respectively. The Company did not record an accrued expense related to stock-based long-term incentive compensation for the year ended December 31, 2009.

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees. See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, Fair Value Measurements, to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision requires, for annual statutory financial statements only, a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective January 1, 2012, the Company will adopt revisions to SSAP No. 100. These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument, and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2012, the Company will begin computing current and deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, Income Taxes. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The effect of this statement is not expected to be material to the financial statements.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $3,956,880 with no impact to surplus. See Note 10 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370. The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective December 31, 2010, the Company adopted SSAP No. 100, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2011, 2010 and 2009. As a result of this election,

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

surplus increased by $432,568, $554,923 and $295,260 at December 31, 2011, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2011 financial statements.

Reclassifications

Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the 2011 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by AEGON USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary,

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2011	2010	2009
Net income (loss), State of Iowa basis	$(2,459,266)	$417,679	$(6,425)
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(2,459,266)	$417,679	$(6,425)

Statutory surplus, State of Iowa basis	$5,121,642	$4,298,124	$5,026,825
State prescribed practice for parental guarantee	(675,044)	—	—
State prescribed practice for secondary guarantee reinsurance	(3,149,987)	(2,926,627)	(2,593,154)
State permitted practice for valuation of wholly-owned foreign life subsidiary	19,129	19,656	(20,745)

Statutory surplus, NAIC SAP	$1,315,740	$1,391,153	$2,412,926

The Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement. Therefore, the intent of the novation and release is consistent with the application for direct, cedents application of the standard; thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share. At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock. Due to the merger of Life Investors Insurance Company of America (LIICA) and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation (TA Corp) was issued 86,590 shares of Series B preferred stock. Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares. During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital. There was no net surplus impact to the Company due to this correction.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$2,931,352	$2,931,352	$1,303,081	$1,303,081
Short-term notes receivable from affiliates	185,100	185,100	270,000	270,000
Bonds, other than affiliates	39,722,288	41,859,958	46,921,343	46,976,603
Preferred stocks, other than affiliates	138,596	149,539	123,925	121,878
Common stocks, other than affiliates	229,973	229,973	358,631	358,631
Mortgage loans on real estate, other than affiliates	6,758,752	7,294,113	8,027,115	8,325,341
Other invested assets	159,011	165,273	181,095	177,761
Options	—	—	1,462	1,462
Interest rate swaps	233,642	1,950,058	93,428	738,394
Currency swaps	8,239	59,431	7,425	75,889
Credit default swaps	6,603	5,389	4,687	6,402
Foreign currency forward	—	—	123	123
Policy loans	727,684	727,684	746,677	746,677
Securities lending reinvested collateral	3,520,304	3,517,849	3,956,880	3,954,149
Receivable from parent, subsidiaries and affiliates	154,163	154,163	248,839	248,839
Separate account assets	41,473,473	41,473,473	38,370,952	38,370,952

Liabilities
Investment contract liabilities	16,415,861	17,090,179	19,741,412	20,176,069
Options	—	—	462	462
Interest rate swaps	46,960	456,325	90,380	406,262
Currency swaps	40,536	75,759	118,187	138,305
Credit default swaps	19,739	27,931	11,988	10,000
Foreign currency forward	—	—	154	154
Payable to parent, subsidiaries and affiliates	243,112	243,112	476,976	476,976
Separate account annuity liabilities	33,308,199	33,311,319	30,301,261	30,299,758
Surplus notes	150,000	153,819	150,000	151,932

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2—	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)      Quoted prices for similar assets or liabilities in active markets

b)      Quoted prices for identical or similar assets or liabilities in non-active markets

c)      Inputs other than quoted market prices that are observable

d)      Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3—	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost and therefore is not carried at fair value on the balance sheet.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2011 and 2010:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$63	$—	$63
Industrial and miscellaneous	—	193,110	32,248	225,358
Hybrid securities	—	3,570	—	3,570

Total bonds	—	196,743	32,248	228,991

Preferred stock
Industrial and miscellaneous	—	13,486	1,236	14,722

Total preferred stock	—	13,486	1,236	14,722

Common stock
Mutual funds	357	68	—	425
Industrial and miscellaneous	51,646	334	177,568	229,548

Total common stock	52,003	402	177,568	229,973

Short-term investments
Government	—	33,156	—	33,156
Industrial and miscellaneous	—	1,736,611	—	1,736,611
Mutual funds	—	615,179	—	615,179
Sweep accounts	—	42,256	—	42,256

Total short-term investments	—	2,427,202	—	2,427,202

Derivative assets	—	170,617	2,153	172,770
Separate account assets	35,108,598	5,006,378	746,827	40,861,803

Total assets	$35,160,601	$7,814,828	$960,032	$43,935,461

Liabilities:
Derivative liabilities	$—	$19,648	$11,786	$31,434
Separate account liabilities	9,723	4,406	—	14,129

Total liabilities	$9,723	$24,054	$11,786	$45,563

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$143,201	$59,357	$202,558
Hybrid securities	—	7,069	—	7,069

Total bonds	—	150,270	59,357	209,627

Preferred stock
Industrial and miscellaneous	—	—	1,236	1,236

Total preferred stock	—	—	1,236	1,236

Common stock
Mutual funds	40,951	68	—	41,019
Industrial and miscellaneous	90,568	160	226,884	317,612

Total common stock	131,518	228	226,884	358,631

Short-term investments
Government	—	65,069	—	65,069
Industrial and miscellaneous	—	768,270	—	768,270
Mutual funds	—	465,525	—	465,525
Sweep accounts	—	64,484	—	64,484

Total short-term investments	—	1,363,348	—	1,363,348

Derivative assets	—	3,469	—	3,469
Separate account assets	31,597,665	5,398,091	793,212	37,788,968

Total assets	$31,729,183	$6,915,406	$1,080,689	$39,725,279

Liabilities:
Derivative liabilities	$—	$24,705	$4,600	$29,305
Separate account liabilities	7,302	5,405	—	12,707

Total liabilities	$7,302	$30,110	$4,600	$42,012

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using broker quotes or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

43

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2011 and 2010:

				Total Gains	Total Gains	Purchases,
	Balance at January 1, 2011	Transfers into Level 3	Transfers out of Level 3	and (Losses) Included in Net income	and (Losses) Included in Surplus	Issuances, Sales and Settlements	Balance at December 31, 2011
Bonds
RMBS	$51,719	$16,364	$24,461	(4,042)	$3,757	$(16,616)	$26,721
Other	7,638	1	870	(232)	355	(1,365)	5,527
Preferred stock	1,236	—	—	—	—	—	1,236
Common stock	226,884	644	1,619	(206)	(345)	(47,790)	177,568
Derivative liabilities	(4,600)	—	—	—	(7,209)	2,176	(9,633)
Separate account assets	793,212	33,755	26,894	(58,033)	(538)	5,325	746,827

Total	$1,076,089	$50,764	$53,844	$(62,513)	$(3,980)	$(58,270)	$948,246

				Total Gains	Total Gains	Purchases,
	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	and (Losses) Included in Net income	and (Losses) Included in Surplus	Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$19,291	$30,955	$5,802	$(21,711)	$14,201	$14,785	$51,719
Other	144,501	10,365	60,223	(7,297)	(1,407)	(78,301)	7,638
Preferred stock	6,162	1,236	6,162	—	(36)	36	1,236
Common stock	278,111	4,251	—	5,664	1,663	(62,805)	226,884
Other long term	32,660	—	—	130	27	(32,817)	—
Derivative liabilities	—	—	—	—	—	(4,600)	(4,600)
Separate account assets	936,012	—	4,382	(102,331)	273	(36,360)	793,212

Total	$1,416,737	$46,807	$76,569	$(125,545)	$14,721	$(200,062)	$1,076,089

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

44

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Transfers in for bonds were partly attributable to securities being valued using third party vendor inputs at December 31, 2010 and 2009, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer into Level 3 during 2011 and 2010, respectively. Transfers in for bonds were also the result of securities not carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at fair value during 2011 and 2010, respectively.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2010, subsequently changing to being valued using third party vendor inputs during 2011. In addition, transfers out for bonds were attributed to securities being carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at amortized cost during 2011 and 2010, respectively. Additionally, there were some securities that were valued using internal modeling at December 31, 2009. Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for preferred stock were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers out for preferred stock were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers in for common stock were the result of securities being valued using index pricing at December 31, 2010, subsequently being valued using unobservable inputs during 2011. Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using broker quotes which utilize unobservable inputs.

Transfers out for common stock were the result of securities being valued using unobservable inputs at December 31, 2010, subsequently being valued using index pricing during 2011.

Transfers in for separate account assets were attributable to bonds being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2011.

45

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to bonds being valued using broker quotes which utilize unobservable inputs at December 31, 2010 and 2009, subsequently changing to being valued using third party vendor inputs during 2011 and 2010, respectively.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$3,035,812	$815,740	$21	$82	$3,851,449
State, municipal and other government	631,483	38,206	15,565	9,534	644,590
Hybrid securities	498,708	3,619	130,821	11,266	360,240
Industrial and miscellaneous	22,834,539	2,481,536	94,765	94,052	25,127,258
Mortgage and other asset-backed securities	12,721,746	372,752	1,151,251	66,826	11,876,421

	39,722,288	3,711,853	1,392,423	181,760	41,859,958
Unaffiliated preferred stocks	138,596	23,703	6,745	6,015	149,539

	$39,860,884	$3,735,556	$1,399,168	$187,775	$42,009,497

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$3,160,171	$77,718	$4,518	$75,826	$3,157,545
State, municipal and other government	836,397	49,894	19,517	6,180	860,594
Hybrid securities	1,557,055	17,968	226,807	1,009	1,347,207
Industrial and miscellaneous	27,657,173	1,553,520	106,995	230,233	28,873,465
Mortgage and other asset-backed securities	13,710,547	296,594	1,227,663	41,686	12,737,792

	46,921,343	1,995,694	1,585,500	354,934	46,976,603
Unaffiliated preferred stocks	123,925	9,783	10,723	1,107	121,878

	$47,045,268	$2,005,477	$1,596,223	$356,041	$47,098,481

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 593 and 784 securities with a carrying amount of $6,503,336 and

46

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

$9,237,482 and an unrealized loss of $1,399,168 and $1,596,223 with an average price of 78.5 and 82.7 (fair value/amortized cost). Of this portfolio, 58.7% and 67.8% were investment grade with associated unrealized losses of $544,964 and $750,760, respectively.

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 568 and 1,224 securities with a carrying amount of $3,644,457 and $10,099,730 and an unrealized loss of $187,775 and $356,041 with an average price of 94.9 and 96.5 (fair value/amortized cost). Of this portfolio, 84.8% and 97.3% were investment grade with associated unrealized losses of $146,947 and $345,226, respectively.

At December 31, 2011 and 2010, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 2 securities with a cost of $2 and $15 and an unrealized loss of $1 and $9 with an average price of 50.6 and 38.2 (fair value/cost).

At December 31, 2011 and 2010, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 19 and 25 securities with a cost of $2,748 and $23,086 and an unrealized loss of $429 and $1,002 with an average price of 84.4 and 95.7 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2011 and 2010 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011

Unaffiliated bonds:
United States Government and agencies	$646	$20,862	$21,508
State, municipal and other government	68,172	100,616	168,788
Hybrid securities	208,545	98,932	307,477
Industrial and miscellaneous	874,324	2,083,289	2,957,613
Mortgage and other asset-backed securities	3,943,571	1,114,649	5,058,220

	5,095,258	3,418,348	8,513,606
Unaffiliated preferred stocks	8,909	38,333	47,242
Unaffiliated common stocks	1	2,318	2,319

	$5,104,168	$3,458,999	$8,563,167

47

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010

Unaffiliated bonds:
United States Government and agencies	$237,897	$1,386,362	$1,624,259
State, municipal and other government	97,950	169,282	267,232
Hybrid securities	1,043,259	37,791	1,081,050
Industrial and miscellaneous	1,036,864	6,796,934	7,833,798
Mortgage and other asset-backed securities	5,180,283	1,342,227	6,522,510

	7,596,253	9,732,596	17,328,849
Unaffiliated preferred stocks	45,006	11,093	56,099
Unaffiliated common stocks	6	22,084	22,090

	$7,641,265	$9,765,773	$17,407,038

The carrying amount and estimated fair value of bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,070,689	$1,089,075
Due after one year through five years	7,435,637	7,844,830
Due after five years through ten years	7,024,770	7,551,601
Due after ten years	11,469,446	13,498,031

	27,000,542	29,983,537
Mortgage and other asset-backed securities	12,721,746	11,876,421

	$39,722,288	$41,859,958

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2011 the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,295,175 and a carrying value of $1,575,241, resulting in a gross unrealized loss of $280,066. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate

48

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

coupons on some securities and credit spread widening in the sector due to the European Sovereign debt crisis as well as residual impact from the U.S. financial crisis.

As a whole, the sub-sector remained volatile in 2011 as financial bail-outs in Greece, Ireland and Portugal led to fears that Italy and Spain may require similar International bail-outs. European banks hold a significant amount of sovereign debt on their balance sheets. Subordinated securities, specifically, have become a target for liability management exercises by some European banks as they attempt to raise core Tier 1 ratios to 9% by June 2012, as required by the European Banking Authority. Deeply subordinated securities became more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the 2008 financial crisis. Furthermore, proposed legislation in the U.S. and Europe could give governments wide discretion to impose “burden sharing” on both senior and subordinated bondholders in order to quickly stabilize or wind-up troubled banks. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, central banks appear committed to providing liquidity to the market and, as a result, asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2011.

Subprime Mortgages

At December 31, 2011, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $782,802 and a carrying value of $957,131, resulting in a gross unrealized loss of $174,329. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

49

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

50

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2011, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,639,555 and a carrying value of $2,295,503, resulting in a gross unrealized loss of $655,948. RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

51

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

The following tables provide the aggregate totals for loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011

OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$—	$4,317

Total 1st quarter OTTI on loan-backed securities	4,977	660	—	4,317

OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973	—	154,605

Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	—	154,605

Aggregate total	$165,555	$6,633	$—	$158,922

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010

OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406

Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406

OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	—

Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015

Aggregate total	$21,701	$1,274	$6	$20,421

52

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2009

OTTI recognized 3rd quarter:
Intent to sell	$21,033	$—	$5,508	$15,525

Total 3rd quarter OTTI on loan-backed securities	21,033	—	5,508	15,525

OTTI recognized 4th quarter:
Intent to sell	179,064	—	66,154	112,910

Total 4th quarter OTTI on loan-backed securities	179,064	—	66,154	112,910

Aggregate total	$200,097	$—	$71,662	$128,435

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

53

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138

Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667

Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

54

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2011, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$636	$575	$61	$575	$596	1Q 2011
02146QAB9	70,359	68,745	1,614	68,745	38,728	1Q 2011
02146QAD5	39,209	38,422	787	38,422	23,134	1Q 2011
05951VAV1	50,127	49,693	434	49,693	36,948	1Q 2011
12667GXW8	20,351	20,185	166	20,185	17,916	1Q 2011
12668WAC1	12,000	11,713	287	11,713	6,354	1Q 2011
12669GTS0	43,618	42,859	759	42,859	23,303	1Q 2011
14984WAA8	7,559	7,446	113	7,446	6,053	1Q 2011
45661EAE4	2,499	1,726	773	1,726	1,584	1Q 2011
525221GR2	1,281	935	346	935	823	1Q 2011
525221HE0	3,197	2,782	415	2,782	4,994	1Q 2011
70557RAB6	31,956	31,770	186	31,770	22,910	1Q 2011
75970JAJ5	4,756	4,657	99	4,657	3,022	1Q 2011
75971EAF3	6,002	5,832	170	5,832	3,548	1Q 2011
76110G3H2	2,794	957	1,837	957	1,715	1Q 2011
76110WPD2	2,513	2,396	117	2,396	2,421	1Q 2011
761118VY1	20,054	19,668	386	19,668	10,670	1Q 2011
81379EAD4	3,256	2,091	1,165	2,091	338	1Q 2011
83611XAE4	1,051	333	718	333	280	1Q 2011
86358EZU3	5,921	4,980	941	4,980	2,029	1Q 2011
871928AX5	4,227	3,582	645	3,582	3,582	1Q 2011
749248AG5	14,227	14,034	193	14,034	12,482	1Q 2011
75970QAD2	7,057	6,770	287	6,770	4,870	1Q 2011
045427AE1	1,865	1,490	375	1,490	893	2Q 2011
12638DAA4	86,532	83,834	2,698	83,834	74,622	2Q 2011
12640PAA3	6,639	6,345	294	6,345	6,562	2Q 2011
126670ZN1	21,165	19,024	2,141	19,024	4,055	2Q 2011
12668WAC1	20,241	20,000	241	20,000	10,222	2Q 2011
126694A32	14,807	14,701	106	14,701	8,458	2Q 2011
12669GTS0	41,692	36,985	4,707	36,985	19,529	2Q 2011
225470T94	5,822	5,751	71	5,751	5,035	2Q 2011
22942KCA6	17,023	15,111	1,912	15,111	12,886	2Q 2011
3622NAAE0	56,897	54,879	2,018	54,879	33,811	2Q 2011
36245CAC6	791	737	54	737	220	2Q 2011
41161MAC4	50,636	49,540	1,096	49,540	30,482	2Q 2011
46628SAJ2	8,682	8,522	160	8,522	5,898	2Q 2011
52524MAW9	9,284	8,219	1,065	8,219	4,938	2Q 2011
550279BA0	25,520	24,577	943	24,577	15,391	2Q 2011
61754HAB8	2,086	2,056	30	2,056	1,317	2Q 2011
65536PAA8	1,661	1,630	31	1,630	915	2Q 2011
75970JAJ5	4,580	4,532	48	4,532	2,831	2Q 2011
75970QAH3	6,059	5,852	207	5,852	3,694	2Q 2011
75971EAF3	11,519	11,413	106	11,413	6,260	2Q 2011
76110G3H2	1,601	870	731	870	889	2Q 2011
761118RM2	2,770	2,728	42	2,728	1,567	2Q 2011
761118VY1	18,605	17,970	635	17,970	9,203	2Q 2011
81379EAD4	1,740	1,414	326	1,414	97	2Q 2011
83611XAE4	329	118	211	118	157	2Q 2011
86358EZU3	4,946	4,370	576	4,370	689	2Q 2011
93934FHC9	34,880	33,497	1,383	33,497	22,366	2Q 2011
93936NBC6	863	407	456	407	389	2Q 2011
749248AG5	17,308	17,277	31	17,277	15,674	2Q 2011

55

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
75970QAD2	$6,672	$6,218	$454	$6,218	$4,565	2Q 2011
02146QAB9	66,595	63,475	3,120	63,475	35,341	3Q 2011
02146QAD5	36,649	35,735	914	35,735	19,535	3Q 2011
026936AA2	154,988	149,463	5,525	149,463	77,940	3Q 2011
05948KV63	11,652	11,491	161	11,491	9,696	3Q 2011
12638DAA4	54,787	56,934	(2,147)	56,934	51,075	3Q 2011
12666UAC7	18,561	18,558	3	18,558	11,605	3Q 2011
12668WAC1	11,129	11,075	54	11,075	5,017	3Q 2011
126694A32	9,401	9,090	311	9,090	4,986	3Q 2011
12669GTS0	35,892	34,078	1,814	34,078	16,984	3Q 2011
14984WAA8	6,939	6,757	182	6,757	5,293	3Q 2011
225470FJ7	4,294	4,257	37	4,257	3,730	3Q 2011
225470U27	4,713	4,667	46	4,667	3,692	3Q 2011
36244SAE8	672	669	3	669	488	3Q 2011
45661EAE4	1,621	1,190	431	1,190	763	3Q 2011
65536PAA8	1,265	1,232	33	1,232	604	3Q 2011
75970JAJ5	4,448	4,387	61	4,387	2,509	3Q 2011
75970QAH3	5,736	5,668	68	5,668	3,292	3Q 2011
75971EAF3	5,552	5,473	79	5,473	2,623	3Q 2011
761118RM2	2,637	2,568	69	2,568	1,387	3Q 2011
761118VY1	17,391	17,101	290	17,101	8,517	3Q 2011
81379EAD4	1,743	669	1,074	669	66	3Q 2011
92922FZ27	20,331	20,154	177	20,154	18,067	3Q 2011
93936NBC6	323	97	226	97	77	3Q 2011
75970QAD2	6,107	5,878	229	5,878	3,811	3Q 2011
17311QAA8	23,608	21,769	1,839	21,769	21,769	3Q 2011
002927AA9	1,207	930	277	930	930	3Q 2011
02146QAC7	33,428	32,478	950	32,478	14,430	4Q 2011
05948KL31	14,784	14,778	6	14,778	11,547	4Q 2011
059494AA2	32,494	31,969	525	31,969	24,787	4Q 2011
12638DAA4	55,461	53,176	2,285	53,176	49,194	4Q 2011
12640PAA3	6,122	5,942	180	5,942	6,115	4Q 2011
12667G5G4	15,321	14,995	326	14,995	14,377	4Q 2011
12668RAA6	24,029	23,537	492	23,537	11,676	4Q 2011
12668WAC1	10,903	10,666	237	10,666	4,723	4Q 2011
126694A32	37,195	36,657	538	36,657	19,337	4Q 2011
12669GTS0	33,195	31,654	1,541	31,654	13,920	4Q 2011
225470FJ7	4,254	3,968	286	3,968	3,712	4Q 2011
225470YD9	44,143	41,031	3,112	41,031	39,881	4Q 2011
32027LAG0	57	1	56	1	—	4Q 2011
35729PPC8	629	478	151	478	235	4Q 2011
3622NAAE0	54,725	53,750	975	53,750	33,707	4Q 2011
41161MAC4	47,897	45,318	2,579	45,318	25,821	4Q 2011
525170CG9	87	84	3	84	66	4Q 2011
52522QAM4	92,552	86,587	5,965	86,587	68,719	4Q 2011
65536PAA8	1,209	1,196	13	1,196	494	4Q 2011
74925FAA1	12,139	11,693	446	11,693	11,226	4Q 2011
75970QAH3	5,559	5,520	39	5,520	3,160	4Q 2011
75971EAF3	5,387	5,294	93	5,294	2,461	4Q 2011
761118AH1	25,892	25,531	361	25,531	24,066	4Q 2011
81378KAC3	11,316	5,016	6,300	5,016	6,463	4Q 2011
81379EAD4	655	57	598	57	44	4Q 2011

56

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
83611XAE4	$107	$36	$71	$36	$18	4Q 2011
12669F2J1	6,472	5,885	587	5,885	3,699	4Q 2011
75970QAD2	5,774	5,550	224	5,550	3,679	4Q 2011
48123HAA1	1,991	1,551	440	1,551	580	4Q 2011
000759BP4	788	785	3	785	625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	20,112	19,900	212	19,900	17,911	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,264	6,146	118	6,146	5,130	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,077	14,880	2,197	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,848	3,886	11,848	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,388	288	3,388	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,138	10,952	1,186	10,952	8,530	1Q 2010
86365EAC1	5,116	4,617	499	4,617	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010
000759BP4	757	700	57	700	589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,318	888	430	888	319	2Q 2010

57

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668VAF6	$8,391	$8,232	$159	$8,232	$4,535	2Q 2010
225470FJ7	5,503	5,230	273	5,230	4,981	2Q 2010
225470U27	6,062	5,459	603	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,466	1,388	13,466	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
525170CG9	1,584	1,293	291	1,293	1,635	2Q 2010
525221HE0	11,185	6,764	4,421	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	20,892	20,806	86	20,806	20,536	3Q 2010
126685DZ6	5,919	5,602	317	5,602	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
225470FJ7	5,065	5,060	5	5,060	5,188	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,715	22,571	1,144	22,571	11,123	3Q 2010
92922FZ27	23,995	23,692	303	23,692	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,788	—	1,788	1,619	4Q 2010
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010
52524YAA1	3,033	3,012	21	3,012	2,837	4Q 2010
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,939	7,602	1,337	7,602	5,504	4Q 2010

58

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
05953LAH2	$626	$432	$194	$432	$273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	8,708	8,607	101	8,607	8,394	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,756	3,495	261	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,722	31,200	1,522	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,292	21,076	216	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	7,621	7,494	127	7,494	4,321	3Q 2009
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,370	7,107	263	7,107	4,748	3Q 2009

59

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
22942KCA6	$25,136	$24,544	$592	$24,544	$14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	25,000	23,949	1,051	23,949	21,479	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	6,755	6,727	28	6,727	4,955	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

60

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2011 and 2010 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$1,414,929	$67,845
The aggregate related fair value of securities with unrealized losses	4,176,581	1,125,357

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$1,458,666	$46,087
The aggregate related fair value of securities with unrealized losses	5,640,930	1,393,078

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2011	2010	2009
Income (loss):
Bonds	$2,147,304	$2,476,783	$2,581,437
Preferred stocks	9,136	10,296	10,395
Common stocks	48,828	36,266	8,444
Mortgage loans on real estate	469,635	534,467	609,836
Real estate	19,488	20,816	20,748
Policy loans	46,677	50,210	50,065
Cash, cash equivalents and short-term investments	5,010	11,008	38,804
Derivatives	(29,303)	(147,236)	(134,716)
Other invested assets	6,183	50,078	17,276
Other	11,912	14,525	9,242

Gross investment income	2,734,870	3,057,213	3,211,531
Less investment expenses	119,012	138,042	138,374

Net investment income	$2,615,858	$2,919,171	$3,073,157

61

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2011	2010	2009
Proceeds	$16,303,347	$23,903,441	$17,547,590

Gross realized gains	$581,820	$1,624,135	$365,788
Gross realized losses	(85,014)	(142,953)	(394,368)

Net realized capital gains (losses)	$496,806	$1,481,182	$(28,580)

The Company had gross realized losses for the years ended December 31, 2011, 2010 and 2009 of $127,005, $192,541 and $618,554, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2011	2010	2009
Bonds	$370,867	$1,290,685	$(612,760)
Preferred stocks	5,557	(75)	6,697
Common stocks	22,701	2,949	(4,947)
Mortgage loans on real estate	(2,171)	(18,451)	(55,349)
Real estate	4,287	(235)	(1,051)
Cash, cash equivalents and short-term investments	13	12	80
Derivatives	304,713	(160,155)	(437,350)
Other invested assets	91,017	124,712	(8,392)

	796,984	1,239,442	(1,113,072)
Federal income tax effect	(185,043)	(450,184)	235,951
Transfer to interest maintenance reserve	(188,405)	(846,096)	176,600

Net realized capital gains (losses) on investments	$423,536	$(56,838)	$(700,521)

At December 31, 2011 and 2010, the Company had recorded investments in restructured securities of $10,272 and $46,209, respectively. The capital (losses) gains taken as a direct result of restructures in 2011, 2010 and 2009 were $(4,361), $16,745 and $(84,752), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

62

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2011	2010	2009
Bonds	$(143,599)	$(53,819)	$16,818
Preferred stocks	(3,816)	(35)	(46,613)
Common stocks	(19,959)	22,057	36,097
Affiliated entities	461,477	70,914	37,287
Mortgage loans on real estate	(2,196)	1,826	(8,024)
Cash, cash equivalents and short-term investments	—	—	284
Derivatives	239,967	113,051	(410,982)
Other invested assets	103,189	25,289	(211,719)

Change in unrealized capital gains (losses)	$635,063	$179,283	$(586,852)

During 2011, the Company issued mortgage loans with interest rates of 6.16% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 70%. The Company did not issue any new mortgage loans during 2010. During 2011, the Company did not reduce interest rates on any outstanding mortgages. During 2010, the Company reduced interest rates on mortgages by 3% for one loan in the amount of $1,986, by 2% for one loan in the amount of $1,269 and by 1% for two loans in the amount of $61,000. At December 31, 2011, there were no loans that were non-income producing for the previous 180 days. At December 31, 2010, mortgage loans with a carrying amount of $6 were non-income producing for the previous 180 days. Accrued interest of $1 and $3 related to these mortgage loans was excluded from investment income at December 31, 2010 and 2009, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2011 and 2010 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2011 and 2010, respectively, the Company held $44,738 and $89,765 in impaired loans with related allowance for credit losses of $8,394 and $6,198. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2011 and 2010, respectively. The average recorded investment in impaired loans during 2011 and 2010 was $ 53,714 and $137,077, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2011	2010	2009
Balance at beginning of period	$6,198	$8,024	$11,924
Additions, net charged to operations	6,599	16,645	20,940
Recoveries in amounts previously charged off	(4,403)	(18,471)	(24,840)

Balance at end of period	$8,394	$6,198	$8,024

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2011, 2010 and 2009, respectively, the Company recognized $3,701, $8,500 and $1,993 of interest income on impaired loans. Interest income of $3,610, $8,568 and $509, respectively, was recognized on a cash basis for the years ended December 31, 2011, 2010 and 2009.

At December 31, 2011 and 2010, the Company held a mortgage loan loss reserve in the AVR of $65,017 and $77,736, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
Geographic Distribution			Property Type Distribution
	December 31			December 31
	2011	2010		2011	2010
South Atlantic	25%	24%	Office	28%	31%
Pacific	23	22	Retail	23	21
Middle Atlantic	15	17	Apartment	21	21
Mountain	14	13	Industrial	18	17
E. North Central	10	10	Other	4	5
W. North Central	6	6	Agricultural	4	3
W. South Central	3	4	Medical	2	2
E. South Central	2	2
New England	2	2

At December 31, 2011, 2010 and 2009, the Company had mortgage loans with a total net admitted asset value of $2,416, $13,125 and $13,454, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were

64

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

no realized losses during the years ended December 31, 2011, 2010 and 2009 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2011, 2010 or 2009.

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur. At December 31, 2009, the Company recorded an impairment of $15,287 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2009, the Company recorded impairments of $40,688 and $10,030 for its investment in Real Estate Alternatives Portfolio 2, LLC and Real Estate Alternatives Portfolio 3, LLC, respectively. The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

During 2009, the Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P. and an impairment of $5,133 for its

65

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

investment in Harbour Group Investments III, L.P. These impairments were taken because the declines in fair value of underlying investments of the funds were deemed to be other-than-temporary.

At December 31, 2011, the Company had ownership interests in sixty-five LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2012 to 2026 is $53,963. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2010, the Company had ownership interests in sixty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven. One property was the subject of a review by the South Dakota Housing Development Authority in which the Company responded with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2011 to 2019 is $29,934. There were no impairment losses, write-downs or reclassifications during 2010 related to any of these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2011 and 2010:

		December 31, 2011
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$4,446	$6,696

Total		$4,446	$6,696

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$5,135	$8,370
Low-Income Housing Tax Credits	MO	1,461	1,642

Total		$6,596	$10,012

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2012 to 2015.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and

66

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,014,879 and $822,271, respectively.

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $560,015 and $555,186, respectively.

For the years ended December 31, 2011 and 2010, the Company has recorded $142,076, and $(22,972), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2011 and 2010 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2011 and 2010. The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009.

67

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 21 years for forecasted hedge transactions.

At December 31, 2011 and 2010, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2011 and 2010, the Company has accumulated deferred gains in the amount of $78,051 and $89,357, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

At December 31, 2011 and 2010, the Company had replicated assets with a fair value of $2,965,038 and $1,422,102 and credit default and forward starting interest rate swaps with a fair value of $(195,744) and $29,383, respectively. For the years ended December 31, 2011 and 2009, the Company recognized $408, and $3,088 in capital losses related to replication transactions. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.

68

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2011, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
3815,SWAP, USD 0.6 / (USD 0), :31359MEL3	12/20/2012	$3,000	$5
3817,SWAP, USD 0.6 / (USD 0), :31359MEL3	12/20/2012	1,000	2
3818,SWAP, USD 0.6 / (USD 0), :76116FAG2	12/20/2012	1,000	2
3820,SWAP, USD 0.6 / (USD 0), :31359MEL3	12/20/2012	1,000	2
3823,SWAP, USD 0.43 / (USD 0), :31359MEL3	12/20/2012	2,000	(5)
3936,SWAP, USD 0.49 / (USD 0), :31359MEL3	6/20/2013	15,000	75
3937,SWAP, USD 0.85 / (USD 0), :31359MEL3	6/20/2013	15,000	110
3938,SWAP, USD 1.52 / (USD 0), :31359MEL3	6/20/2013	12,000	70
4199,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(92)
4201,SWAP, USD 1 / (USD 0), :912828JR2	12/20/2015	10,000	(501)
4200,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	10,000	(751)
4203,SWAP, USD 1 / (USD 0), :912810PX0	12/20/2015	10,000	(816)
4208,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	(1,003)
4233,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(92)
4234,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	12
4235,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(1,003)
4236,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	38
4237,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	(92)
4238,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	312
4239,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	58
4240,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(92)
4241,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	38
4244,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	(92)
4248,SWAP, USD 1 / (USD 0), :912803CH4,912803BM4	12/20/2015	20,000	(92)
4250,SWAP, USD 1 / (USD 0), :912803BV4	12/20/2015	20,000	60
4251,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	60
4252,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	10,000	(413)

69

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4253,SWAP, USD 1 / (USD 0), :912803BM4	12/20/2015	$20,000	$(150)
4254,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(1,502)
4255,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	12
4256,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2015	20,000	60
4257,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	(461)
4258,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(22)
4267,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(825)
4268,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2015	20,000	38
4261,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	(445)
4262,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	(1,502)
4263,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2015	20,000	(170)
4264,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	256
4265,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	312
4266,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	73
4269,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	506
4270,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	173
4271,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	256
4272,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	8
4273,SWAP, USD 1 / (USD 0), :91280DJ9	12/20/2015	20,000	266
4278,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	(1,712)
4279,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	(93)
4280,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	10,000	(137)
4281,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	245
4282,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	(214)
4283,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	20,000	332
4284,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	248
4293,SWAP, USD 1 / (USD 0), :US134429AS81	3/20/2016	20,000	462

70

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4295,SWAP, USD 1 / (USD 0), :US057224AK30	3/20/2016	$20,000	$195
4296,SWAP, USD 1 / (USD 0), :US037411AN57	3/20/2016	20,000	268
4297,SWAP, USD 1 / (USD 0), :US674599BV68	3/20/2016	11,000	196
4298,SWAP, USD 1 / (USD 0), :US674599BV68	3/20/2016	9,000	160
4299,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	(13)
4311,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	(624)
4313,SWAP, USD 1 / (USD 0), :CDXIG16	6/20/2016	20,000	(151)
4347,SWAP, USD 1 / (USD 0), :31359MEL3	6/20/2016	20,000	(151)
4350,SWAP, USD 1 / (USD 0), :US020002AH4	9/20/2016	10,000	(3)
4351,SWAP, USD 1 / (USD 0), :US89417EAF60	9/20/2016	10,000	(9)
4381,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	20,000	(151)
4382,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	20,000	(151)
4387,SWAP, USD 1 / (USD 0), :912803DP5	6/20/2016	26,000	(196)
4401,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4402,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4404,SWAP, USD 1 / (USD 0), :CDX IG 17	12/20/2016	20,000	(189)
4414,SWAP, USD 1 / (USD 0), :US149123BM26	12/20/2016	20,000	(424)
4421,SWAP, USD 1 / (USD 0), :US80605AE11	12/20/2016	20,000	279
3066,SWAP, USD 0.41 / (USD 0), :459200BA8	6/18/2014	40,000	171
3249,SWAP, USD 0.39 / (USD 0), :539830AE9	3/20/2012	17,000	(0)
3251,SWAP, USD 0.38 / (USD 0), :666807AT9	3/20/2012	13,000	4

		$1,306,000	$(9,354)

At December 31, 2011, the Company had written options with a fair value of $0 and average fair value for the year of $(32). At December 31, 2010, the Company had written options with a fair value of $(462) and average fair value for the year of $(425). The Company had no realized gains or losses for the years ended December 31, 2011 and 2010 related to these options.

At December 31, 2011, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(11,786) and average fair value for the year of $(10,682). At December 31, 2010, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(4,600) and average fair value for the year of $(4,600). The Company had no realized gains or losses for the years ended December 31, 2011 and 2010 related to these credit default swaps.

71

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2011 and 2010, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2011	2010
Interest rate and currency swaps:
Receive floating—pay floating	$1,592,865	$2,038,837
Receive fixed—pay floating	12,082,972	12,288,402
Receive floating—pay fixed	4,052,254	4,848,678
Receive fixed—pay fixed	732,548	129,098

The Company recognized net realized gains (losses) from futures contracts in the amount of $147,183, $(120,396) and $(180,328) for the years ended December 31, 2011, 2010 and 2009, respectively.

Open futures contracts at December 31, 2011 and 2010, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2011

Short	(2,073)	S&P 500 March 2012 Futures	$(639,474)	$(649,159)
Long	13,040	US Ultra Bond March 2012 Futures	2,055,916	2,085,177

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2010

Short	(1,190)	S&P 500 March 2011 Futures	$(366,683)	$(372,767)
Long	4,950	US Ultra Bond March 2011 Futures	646,816	629,095

At December 31, 2011 and 2010, investments with an aggregate carrying value of $38,140,830 and $44,885,204, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

72

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2011	2010	2009
Direct premiums	$13,297,032	$10,763,441	$12,709,931
Reinsurance assumed—non affiliates	1,710,756	1,652,588	1,612,150
Reinsurance assumed—affiliates	222,283	427,231	196,638
Reinsurance ceded—non affiliates	(6,259,014)	(1,042,739)	(1,130,902)
Reinsurance ceded—affiliates	892,999	(2,635,402)	(5,287,685)

Net premiums earned	$9,864,056	$9,165,119	$8,100,132

The Company received reinsurance recoveries in the amount of $2,756,316, $2,580,994 and $2,360,201 during 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $705,476 and $429,355, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2011 and 2010 of $40,233,402 and $38,345,117, respectively.

The net amount of the reduction in surplus at December 31, 2011 and 2010, if all reinsurance agreements were cancelled, is $231,604 and $18,827, respectively.

On April 26, 2011, AEGON N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of AEGON N.V.’s U.S. and international affiliates, all of which remain AEGON N.V. affiliates following the closing, except for Transamerica International

73

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings. Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations. The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis. The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases. The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus. During 2011, the Company has amortized $27,742 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis. The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus. During 2011, the Company has amortized $1,888 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

74

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates. The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations. The Company also recaptured business from a non-affiliate in a similar transaction. The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus. The Company has amortized $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divesture of the Transamerica Reinsurance operations from several AEGON N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divesture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate. The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations. Subsequently, the Company reinsured this business, along with additional business, to a new affiliate on

75

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

a coinsurance funds withheld basis. The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus. During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate. The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations. Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate. The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate. The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $32,190, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis. Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus. During 2011, the Company has amortized $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to assume on a 100% quota share basis a block of variable universal life business

76

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded group annuity and accident and health policies to an affiliate. Reserves of $71,040 were ceded, net assets in the amount of $83,170 were transferred and $12,118 consideration was paid. This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate. Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company. The Company received consideration of $5,897. This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year ended December 31, 2010 was $2,651. This business was a component of the business that was moved as a result of the divesture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011. As a result, the goodwill associated with this business was fully written off in 2011.

Effective December 31, 2008, the Company ceded certain term life business to an affiliate on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net of tax gain of $314,079 resulting from this transaction was credited directly to unassigned surplus. During the first quarter of 2010 and during 2009, the Company amortized $6,969 and $11,425, respectively, on a net of tax basis of this gain back into earnings. Effective April 1, 2010, the Company recaptured these term life insurance policies from the affiliate. Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations. With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to the affiliate was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance

77

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

policies to another affiliate on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus. During 2010, the Company amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective July 1, 2009, and concurrent with the merger of CGC into TPIC, the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate. As a result, a pre-tax loss of $129,005 was included in the statement of operations. The remaining unamortized gain on a pre-tax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement. The pre-tax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pre-tax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance funds withheld treaty to a straight coinsurance treaty. Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount. There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with MLIC, an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pre-tax gain of $29,146 on the transaction, which was credited directly to unassigned surplus. During 2010 and 2009, the Company amortized $3,765 and $1,895, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net

78

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

liabilities associated with certain of the Company’s deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564. In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,073, $1,019 and $1,201 of the liability in 2011, 2010 and 2009, respectively.

During 2011, 2010 and 2009, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $24,955, $54,531 and $34,132, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $8,053, $8,335 and $8,642 was amortized during 2011, 2010 and 2009, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

79

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010 and 2009.

The Company reports a reinsurance deposit receivable of $156,620 and $146,715 as of December 31, 2011 and 2010, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2011, 2010 and 2009, the Company obtained letters of credit of $841,411, $804,032 and $727,996, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

7. Income Taxes

The net deferred income tax asset at December 31, 2011 and 2010 and the change from the prior year are comprised of the following components:

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,195,054	$426,364	$1,621,418
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,195,054	426,364	1,621,418
Deferred Tax Liabilities	329,726	162,421	492,147

Subtotal (Net Deferred Tax Assets)	865,328	263,943	1,129,271
Deferred Tax Assets Nonadmitted	412,663	—	412,663

Net Admitted Deferred Tax Assets	$452,665	$263,943	$716,608

80

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,092,703	$450,875	$1,543,578
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,092,703	450,875	1,543,578
Deferred Tax Liabilities	340,498	153,083	493,581

Subtotal (Net Deferred Tax Assets)	752,205	297,792	1,049,997
Deferred Tax Assets Nonadmitted	257,589	—	257,589

Net Admitted Deferred Tax Assets	$494,616	$297,792	$792,408

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$102,351	$(24,511)	$77,840
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	102,351	(24,511)	77,840
Deferred Tax Liabilities	(10,772)	9,338	(1,434)

Subtotal (Net Deferred Tax Assets)	113,123	(33,849)	79,274
Deferred Tax Assets Nonadmitted	155,074	—	155,074

Net Admitted Deferred Tax Assets	$(41,951)	$(33,849)	$(75,800)

81

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2011	2010	Change
Ordinary
Discounting of unpaid losses	$3,007	$2,515	$492
Policyholder reserves	455,136	300,047	155,089
Investments	89,412	71,214	18,198
Deferred acquisition costs	532,831	578,542	(45,711)
Compensation and benefits accrual	24,149	28,548	(4,399)
Receivables—nonadmitted	23,090	26,307	(3,217)
Corporate provision	2,295	44,634	(42,339)
Assumption reinsurance	18,968	—	18,968
Other (including items <5% of ordinary tax assets)	46,166	40,896	5,270

Subtotal	1,195,054	1,092,703	102,351

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	412,663	257,589	155,074

Admitted ordinary deferred tax assets	782,391	835,114	(52,723)

Capital:
Investments	426,364	450,875	(24,511)

Subtotal	426,364	450,875	(24,511)

Admitted deferred tax assets	$1,208,755	$1,285,989	$(77,234)

	Year Ended December 31
	2011	2010	Change
Deferred Tax Liabilities:
Ordinary
Investments	$144,993	$118,738	$26,255
§807(f) adjustment	61,737	71,810	(10,073)
Excess capital to offset ordinary	104,004	—	104,004
Separate account adjustments	17,572	—	17,572
Other (including items <5% of total ordinary tax liabilities)	1,420	10,171	(8,751)

Subtotal	329,726	200,719	129,007
Capital
Investments	265,968	278,967	(12,999)
Excess capital to offset ordinary	(104,003)	—	(104,003)
Other (including items <5% of total capital tax liabilities)	456	13,895	(13,439)

Subtotal	162,421	292,862	(130,441)

Deferred tax liabilities	492,147	493,581	(1,434)

Net deferred tax assets/liabilities	$716,608	$792,408	$(75,800)

82

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not report a valuation allowance for deferred income taxes as of December 31, 2011 or 2010.

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2011 and 2010 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2011
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$129,055	$75,788	$204,843
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and
10.b.ii. below)	36,215	42,981	79,196
SSAP No. 10R, Paragraph 10.b.i.	36,215	42,981	79,196
SSAP No. 10R, Paragraph 10.b.ii.	213,465	253,349	466,814
SSAP No. 10R, Paragraph 10.c.	226,178	265,969	492,147

Total	$391,448	$384,738	$776,186

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$141,807	$154,653	$296,460
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and
10.e.ii.b. below)	310,858	109,291	420,149
SSAP No. 10R, Paragraph 10.e.ii.a.	310,858	109,291	420,149
SSAP No. 10R, Paragraph 10.e.ii.b.	518,077	182,144	700,221
SSAP No. 10R, Paragraph 10.e.iii.	329,726	162,420	492,146

Total	$782,391	$426,364	$1,208,755

83

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$140,068	$95,031	$235,099
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.i.	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.ii.	—	457,414	457,414
SSAP No. 10R, Paragraph 10.c.	200,719	292,862	493,581

Total	$340,787	$390,279	$731,066

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$52,010	$196,472	$248,482
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.a.	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.b.	558,314	127,807	686,121
SSAP No. 10R, Paragraph 10.e.iii.	340,498	153,083	493,581

Total	$835,114	$450,875	$1,285,989

84

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$(11,013)	$(19,243)	$(30,256)
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	36,215	40,595	76,810
SSAP No. 10R, Paragraph 10.b.i.	36,215	40,595	76,810
SSAP No. 10R, Paragraph 10.b.ii.	213,465	(204,065)	9,400
SSAP No. 10R, Paragraph 10.c.	25,459	(26,893)	(1,434)

Total	$50,661	$(5,541)	$45,120

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$89,797	$(41,819)	$47,978
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	(131,748)	7,971	(123,777)
SSAP No. 10R, Paragraph 10.e.ii.a.	(131,748)	7,971	(123,777)
SSAP No. 10R, Paragraph 10.e.ii.b.	(40,237)	54,337	14,100
SSAP No. 10R, Paragraph 10.e.iii.	(10,772)	9,337	(1,435)

Total	$(52,723)	$(24,511)	$(77,234)

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b. and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

85

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	000000000	000000000	000000000
		December 31, 2011
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$390,942	$41,626	$432,568

		December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$494,327	$60,596	$554,923

		Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$(103,385)	$(18,970)	$(122,355)

Used in SSAP No. 10R, paragraph 10.d.:

	0000000000	0000000000	0000000000
		December 31, 2011
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$5,601,584
Authorized Control Level	XXX	XXX	649,246

		December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$4,667,170
Authorized Control Level	XXX	XXX	636,411

		Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$934,414
Authorized Control Level	XXX	XXX	12,835

86

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	$000,000,000.00	$000,000,000.00	$000,000,000.00
		December 31, 2011
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$391,448	$384,738	$776,186
Admitted Assets	XXX	XXX	102,285,727
Adjusted Statutory Surplus*	XXX	XXX	4,689,074
Total Adjusted Capital from DTAs	XXX	XXX	5,601,584

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$390,942	$41,626	$432,568
Admitted Assets	390,942	41,626	432,568
Statutory Surplus	390,942	41,626	432,568

		December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$340,787	$390,279	$731,066
Admitted Assets	XXX	XXX	106,331,752
Adjusted Statutory Surplus*	XXX	XXX	3,743,200
Total Adjusted Capital from DTAs	XXX	XXX	4,667,170

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$494,327	$60,596	$554,923
Admitted Assets	494,327	60,596	554,923
Statutory Surplus	494,327	60,596	554,923

		Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$50,661	$(5,541)	$45,120
Admitted Assets	XXX	XXX	(4,046,025)
Adjusted Statutory Surplus*	XXX	XXX	945,874
Total Adjusted Capital from DTAs	XXX	XXX	934,414
Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$(103,385)	$(18,970)	$(122,355)
Admitted Assets	(103,385)	(18,970)	(122,355)
Statutory Surplus	(103,385)	(18,970)	(122,355)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

87

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2011 and 2010 was as follows:

	December 31, 2011
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	7%	19%	26%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	15%	44%	59%

	December 31, 2010
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	7%	7%	14%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	14%	13%	27%

		Change
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	0%	12%	12%

Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	1%	31%	32%

88

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	$ 00,000.000	$ 00,000.000	$ 00,000.000
	Year Ended December 31
	2011	2010	Change
Federal	$(174,039)	$(268,109)	$94,070
Foreign	(879)	(2,119)	1,240

Subtotal	(174,918)	(270,228)	95,310

Federal income tax on net capital gains	185,043	450,184	(265,141)

Federal and foreign income taxes incurred	$10,125	$179,956	$(169,831)

	Year Ended December 31
	2010	2009	Change
Federal	$(268,109)	$(104,925)	$(163,184)
Foreign	(2,119)	(17)	(2,102)

Subtotal	(270,228)	(104,942)	(165,286)

Federal income tax on net capital gains	450,184	(235,951)	686,135

Federal and foreign income taxes incurred	$179,956	$(340,893)	$520,849

89

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2011	2010	2009
Current income taxes incurred	$10,125	$179,956	$(340,893)
Change in deferred income taxes	(136,907)	126,689	251,128
(without tax on unrealized gains and losses)

Total income tax reported	$(126,782)	$306,645	$(89,765)

Income before taxes	$(2,260,735)	$1,443,732	$(523,918)
	35.00%	35.00%	35.00%

Expected income tax (benefit) expense at 35% statutory rate	$(791,257)	$505,306	$(183,371)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(31,014)	(27,413)	(23,617)
Tax credits	(62,184)	(57,815)	(61,814)
Tax-exempt income	(276)	(90)	(605)
Tax adjustment for IMR	(133,408)	(1,513)	(1,213)
Surplus adjustment for in force ceded	863,606	(22,522)	25,009
Nondeductible expenses	8,166	3,213	3,626
Deferred tax benefit on other items in surplus	(15,569)	35,989	14,424
Provision to return	1,525	(5,730)	(25,350)
Life-owned life insurance	(3,786)	(3,741)	(4,051)
Dividends from certain foreign corporations	331	374	448
Statutory valuation allowance	—	(81,188)	81,188
Prior period adjustment	(26,684)	(57,775)	68,049
Pre-tax income of Single Member Limited Liability Companies (SMLLC's)	25,763	32,281	16,027
Intercompany dividends	(11,653)	(11,620)	(256)
Partnership permanent adjustment	2,290	2,402	2,526
Transfer of basis	51,597	—	—
Other	(4,229)	(3,513)	(785)

Total income tax reported	$(126,782)	$306,645	$(89,765)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax

90

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2011.

As of December 31, 2011 and 2010, the Company had no tax credit carryforwards. As of December 31, 2011 and 2010, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $71,382 and $225,077 during 2011 and 2010, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2009 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2011 and 2010 is $1,178 and $44,265, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,178. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2011, 2010 and 2009 is ($3,883), ($12,048) and $5,088, respectively. The total interest payable balance as of December 31, 2011 and 2010 is $1,197 and $9,830, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

91

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2011 and 2010.

For the years ended December 31, 2011, 2010 and 2009, premiums for life participating policies were $17,183, $18,274 and $21,721, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $9,496, $10,074 and $11,010 to policyholders during 2011, 2010 and 2009, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,756,726	$82,332	$—	$1,839,058	2%
At book value less surrender charge of 5% or more	3,561,563	—	—	3,561,563	5
At fair value	77,738	—	33,124,204	33,201,942	44

Total with adjustment or at fair value	5,396,027	82,332	33,124,204	38,602,563	51
At book value without adjustment (minimal or no charge or adjustment)	19,838,059	—	—	19,838,059	26
Not subject to discretionary withdrawal provision	17,057,943	66,860	34,803	17,159,606	23

Total annuity reserves and deposit liabilities	42,292,029	149,192	33,159,007	75,600,228	100%

Less reinsurance ceded	19,243,486	—	—	19,243,486

Net annuity reserves and deposit liabilities	$23,048,543	$149,192	$33,159,007	$56,356,742

92

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2010
	Amount	Percent
Subject to discretionary withdrawal
With fair value adjustment	$2,074,251	3%
At book value less surrender charge of 5% or more	11,051,155	15
At fair value	30,171,132	41

Total with adjustment or at fair value	43,296,538	59
At book value without adjustment (minimal or no charge or adjustment)	13,913,541	19
Not subject to discretionary withdrawal provision	16,081,041	22

Total annuity reserves and deposit liabilities	73,291,120	100%

Less reinsurance ceded	18,062,445

Net annuity reserves and deposit liabilities	$55,228,675

Included in the liability for deposit-type contracts at December 31, 2011 and 2010 are $287,687 and $413,274, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2011, the contractual maturities were as follows:

Year	Amount
2012	$54,310
2013	—
2014	233,377
2015	—
2016	—
Thereafter	—

93

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,721,235 and $1,896,737 at December 31, 2011 and 2010, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

94

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Guaranteed Indexed		Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$		$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value		$—	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost		—	610,951	—	—	610,951

Total as of December 31, 2011		$—	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal:
With fair value adjustment		$—	$82,332	$—	$—	$82,332
At fair value		—	—	—	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%		—	528,619	—	—	528,619

Subtotal		—	610,951	—	38,446,018	39,056,969
Not subject to discretionary withdrawal		—	20,144	46,716	34,803	101,663

Total separate account liabilities at December 31, 2011		$—	$631,095	$46,716	$38,480,821	$39,158,632

95

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789

Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$80,801	$—	$—	$80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989

Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849

Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

96

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$—	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	—	564,835	—	—	564,835

Total as of December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$76,570	$—	$—	$76,570
At fair value	—	—	—	30,630,714	30,630,714
At book value without fair value adjustment and with current surrender charge of less than 5%	—	488,265	—	—	488,265

Subtotal	—	564,835	—	30,630,714	31,195,549
Not subject to discretionary withdrawal	—	23,701	43,846	—	67,547

Total separate account liabilities at December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

97

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2011	2010	2009
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,383,003	$6,369,429	$4,414,472
Transfers from separate accounts	(4,988,224)	(4,622,672)	(2,297,193)

Net transfers to separate accounts	4,394,779	1,746,757	2,117,279
Miscellaneous reconciling adjustments	(35,095)	(82,626)	(108,116)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$4,359,684	$1,664,131	$2,009,163

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $41,472,571 and $38,370,952, respectively. The assets legally insulated from general account claims at December 31, 2011 and 2010 are attributed to the following products:

	2011	2010
Group annuities	$13,431,208	$12,233,633
Variable annuities	21,175,176	18,848,339
Fixed universal life	593,065	555,267
Variable universal life	6,019,780	6,472,224
Variable life	158,187	173,383
Modified separate accounts	95,155	88,106

Total separate account assets	$41,472,571	$38,370,952

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $2,870,835 and $1,954,169, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $124,016 and $107,662 to the general account in 2011 and 2010, respectively. As of December 31, 2011 and 2010, the general account of

98

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

the Company had paid $28,556 and $76,405, respectively, toward separate account guarantees.

At December 31, 2011 and 2010, the Company reported guaranteed separate account assets at amortized cost in the amount of $76,385 and $68,840, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $78,032 and $71,653 at December 31, 2011 and 2010, respectively, which would have resulted in an unrealized gain of $1,647 and $2,813, respectively, had these assets been reported at fair value.

At December 31, 2011 and 2010, the Company reported additional separate account assets at amortized cost in the amount of $539,980 and $505,926, respectively, due to a practice prescribed by the State of Iowa, as discussed in Note 2. These assets had a fair value of $580,896 and $528,910 at December 31, 2011 and 2010, respectively, which would have resulted in an unrealized gain of $40,916 and $22,984, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

99

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2011 and 2010, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2011
Minimum guaranteed death benefit	$8,216,929	$699,903	$620,534
Minimum guaranteed income benefit	5,564,562	2,886,163	2,364,909
Guaranteed premium accumulation fund	151,702	13,223	—
Minimum guaranteed withdrawal benefit	12,501,566	43,089	3,445

December 31, 2010
Minimum guaranteed death benefit	$9,490,182	$1,177,396	$864,478
Minimum guaranteed income benefit	5,577,295	849,211	800,705
Guaranteed premium accumulation fund	136,292	10,717	—
Minimum guaranteed withdrawal benefit	9,433,267	960	960

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2011 and 2010, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$5,227	$244	$4,983
Ordinary renewal business	586,196	4,737	581,459
Group life business	17,545	2,251	15,294
Credit life business	1,175	—	1,175
Reinsurance ceded	(492,439)	—	(492,439)

	117,704	7,232	110,472
Accident and health	20,711	–	20,711

	$138,415	$7,232	$131,183

100

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$14,252	$479	$13,773
Ordinary renewal business	482,857	7,405	475,452
Group life business	9,163	2,132	7,031
Credit life business	(8,524)	—	(8,524)
Reinsurance ceded	(288,150)	—	(288,150)

	209,598	10,016	199,582
Accident and health	24,304	—	24,304

	$233,902	$10,016	$223,886

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2011 and 2010, the Company had insurance in force aggregating $119,164,169 and $465,525,557, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $817,479 and $907,228 to cover these deficiencies at December 31, 2011 and 2010, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2012, without the prior approval of insurance regulatory authorities, is $512,164.

101

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders. At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding. Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws. At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378. Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011. The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011. This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011. On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company did not pay any dividends in 2011. The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI, on December 23, 2010. The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 23, 2010. The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from TFLIC on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock

102

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2011 and 2010 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2011	$150,000	$9,000	$81,000	$2,250
2010	150,000	9,000	72,000	2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2011 and 2010, respectively, securities in the amount of $3,425,216 and $3,841,442 were on loan under securities lending agreements as a part of this program. At December 31, 2011, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $3,517,849 and $3,954,149 at December 31, 2011 and 2010, respectively.

103

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

$3,521,4300
Fair Value
Open	$3,521,430
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	3,521,430

Securities received	—

Total collateral received	$3,521,430

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$142,887	$142,886
30 days or less	2,237,923	2,237,835
31 to 60 days	686,008	685,980
61 to 90 days	230,111	229,886
121 to 180 days	168,240	168,240
181 to 365 days	13,137	13,137
1 to 2 years	41,998	39,885

Total	3,520,304	3,517,849

Securities received	—	—

Total collateral reinvested	$3,520,304	$3,517,849

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $3,520,672 (fair value of $3,517,849) that are currently tradable securities that could be sold and used to pay for the $3,521,430 in collateral calls that could come due under a worst-case scenario.

104

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $20,647, $18,324 and $17,949 for the years ended December 31, 2011, 2010 and 2009, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $10,237, $10,390 and $9,654 for the years ended December 31, 2011, 2010 and 2009, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2011, 2010 and 2009 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are

105

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $3,951, $4,609 and $4,254 related to these plans for the years ended December 31, 2011, 2010 and 2009, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $75,124, $46,373 and $32,580 during 2011, 2010 and 2009, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $60,237, $51,177 and $40,040 for these services during 2011, 2010 and 2009, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $79,375, $67,790 and $73,721 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, respectively, the Company reported a net amount of payables to affiliates of $88,949 and $228,137. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

106

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2011, the Company had short-term intercompany notes receivable of $185,100 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$185,100	December 28, 2012	0.12%

At December 31, 2010, the Company had short-term intercompany notes receivable of $270,000 as follows. All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,500	July 19, 2011	0.35%
AEGON	69,500	December 22, 2011	0.25
AEGON	18,000	December 24, 2011	0.25
AEGON	76,000	December 27, 2011	0.25
AEGON	31,000	December 29, 2011	0.25

During 2011, 2010 and 2009, the Company paid (received) net interest of $252, $142 and $(1,193), respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $148,230 and $143,563 at December 31, 2011 and 2010, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2011 and 2010, the cash surrender value of these policies was $153,701 and $148,756, respectively.

13. Commitments and Contingencies

At December 31, 2011 and 2010, the Company has mortgage loan commitments of $65,654 and $37,624, respectively. The Company has contingent commitments for $ 384,572 and $457,326 as of December 31, 2011 and 2010, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $53,963 and $29,934, respectively.

There were no private placement commitments outstanding as of December 31, 2011 and 2010.

107

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2011, the net amount of securities being acquired on a “to be announced” (TBA) basis was $10,206. There were no securities being acquired on a TBA basis as of December 31, 2010.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying value of $161,542 and $210,686, respectively, and fair value of $184,431 and $208,328, respectively, in conjunction with these transactions.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties as well as the obligation to return the collateral being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2011 and 2010, respectively, was $1,094,873 and $240,335. In addition, securities in the amount of $382,069 and $104,186 were also posted to the Company as of December 31, 2011 and 2010, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying amount of $138,841 and $182,365, respectively, and fair value of $138,667 and $190,511, respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-21 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2011, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees is $309. No payments are required as of December 31, 2011. The current assessment of risk of making payments under these guarantees is remote.

108

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2011, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2011, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2011, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2011, TLB holds related statutory-basis policy and claim reserves of $267,940, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee,

109

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2011, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2011, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2011 for the total payout block is $3,770,907. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2011:

December 31 2011
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$268,249

Current liability recognized in financial statements:
Noncontingent liabilities	—

Contingent liabilities	—

Ultimate financial statement impact if action required:
Incurred claims	267,940
Other	309

Total impact if action required	$268,249

The Company had outstanding funding agreements totaling $4,054,848 and $4,500,724 at December 31, 2011 and 2010, respectively, to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total

110

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2011 and 2010 was $5,859,852 and $6,607,053, respectively. In addition, the FHLB requires their common stock to be purchased. The Company owns FHLB common stock with a par value of $160,188 and $210,250 at December 31, 2011 and 2010, respectively. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $1,848,101 and $2,034,558 as of December 31, 2011 and 2010, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $490 and $535, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state

111

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

During 2010, the Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States. Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by AEGON.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $33,490 and $37,041 and an offsetting premium tax benefit of $4,744 and $3,550 at December 31, 2011 and 2010, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(3,645), $2,465 and $460, for the years ended December 31, 2011, 2010 and 2009, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $88,828 and $200,977 for municipal repurchase agreements as of December 31, 2011 and 2010, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $94,288 and $235,220, respectively, and fair values of $99,880 and $244,933, respectively, as of December 31, 2011 and 2010. These securities have maturity dates that range from 2013 to 2025.

112

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from seven days to sixteen months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company did not participate in dollar repurchase agreements at December 31, 2011 or 2010.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2011 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	2	$2,275	$2,410	$205
NAIC 4	2	555	586	26
NAIC 5	10	5,848	5,982	335
NAIC 6	3	1,415	1,423	(12)

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. This item was adjusted for in the 2008 financial statements, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2011 and 2010 or for the years then ended. The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

113

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2009
Statement of Operations:
Statutory net loss as reported in the Company's Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046

Total statutory net loss per financial statements	$(6,425)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 13, 2012, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 13, 2012, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2011.

114

Transamerica Life Insurance Company

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2011

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,048,385	$4,914,836	$4,048,385
States, municipalities and political subdivisions	923,005	967,657	923,005
Foreign governments	528,683	535,650	528,683
Hybrid securities	1,031,126	794,493	1,031,126
All other corporate bonds	33,191,089	34,647,322	33,191,089
Preferred stocks	138,596	149,539	138,596

Total fixed maturities	39,860,884	42,009,497	39,860,884

Equity securities
Common stocks:
Industrial, miscellaneous and all other	198,433	229,973	229,973

Total equity securities	198,433	229,973	229,973

Mortgage loans on real estate	6,758,752		6,758,752
Real estate	95,749		95,749
Policy loans	727,684		727,684
Other long-term investments	1,315,279		1,315,279
Receivable for Securities	3,593		3,593
Securities Lending	3,520,304		3,520,304
Cash, cash equivalents and short-term investments	2,931,352		2,931,352

Total investments	$55,412,030		$55,443,570

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

115

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2011
Individual life	$13,797,712	$—	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	—	23,495	8,845,105	1,557,448	5,813,892	5,790,315

	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$7,794,845	$6,996,138

Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	–	26,915	6,931,132	1,650,427	5,616,190	3,283,491

	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,274,091	$4,657,764

Year ended December 31, 2009
Individual life	$13,898,182	$—	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	—	22,049	5,997,868	1,900,911	1,404,938	6,767,121

	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

116

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	2,300,979	3,793,088	1,734,830	242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%

	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	$2,631,499	$3,101,663	$1,881,648	$1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%

	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	$2,466,652	$2,799,049	$1,619,394	$1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%

	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

117

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2011 and 2010

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Separate Account VA B

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (the Separate Account) (comprised of the TA Asset Allocation – Growth, TA Asset Allocation – Conservative, TA Asset Allocation – Moderate, TA Asset Allocation—Moderate Growth, TA WMC Diversified Growth, TA MFS International Equity, TA Clarion Global Real Estate Securities, TA Systematic Small/Mid Cap Value, TA Multi-Managed Balanced, TA Jennison Growth, TA JPMorgan Enhanced Index, TA AEGON High Yield Bond, TA BlackRock Large Cap Value, TA PIMCO Total Return, TA Morgan Stanley Capital Growth, TA AllianceBernstein Dynamic Allocation, TA AEGON U.S. Government Securities, TA T. Rowe Price Small Cap, TA Morgan Stanley Active International Allocation, TA Multi Managed Large Cap Core, TA AEGON Money Market, TA Morgan Stanley Mid-Cap Growth, TA AEGON U.S. Government Securities—PAM – SC, TA International Moderate Growth – SC, TA Vanguard ETF Index—Balanced – SC, TA Vanguard ETF Index—Growth – SC, TA Efficient Markets – SC, TA BlackRock Global Allocation – SC, TA BlackRock Tactical Allocation – SC, TA ProFunds UltraBear—OAM – SC, TA Janus Balanced – SC, TA Hanlon Growth – SC, TA Hanlon Growth and Income – SC, TA Hanlon Balanced – SC, TA Hanlon Income – SC, TA Vanguard ETF Index—Conservative – SC, TA Vanguard ETF Index—Aggressive Growth – SC, TA JPMorgan Mid Cap Value – SC, TA PIMCO Real Return TIPS – SC, TA Madison Moderate Growth Allocation – SC, TA Madison Balanced Allocation – SC, TA Madison Diversified Income – SC, TA Madison Conservative Allocation – SC, TA Madison Large Cap Growth – SC, TA AEGON Tactical Vanguard ETF—Growth – SC, TA AEGON Tactical Vanguard ETF—Balanced – SC, TA AEGON Tactical Vanguard ETF—Conservative – SC, TA JPMorgan Core Bond – SC, TA JPMorgan Tactical Allocation – SC, Invesco V.I. Basic Value, Invesco V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen – Enterprise, Janus Aspen—Perkins Mid Cap Value, Janus Aspen – Worldwide, MFS® New Discovery, MFS® Total Return, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton VIP Founding Funds Allocation, American Funds—Asset Allocation, American Funds – Bond, American Funds – Growth, American Funds—Growth-Income, American Funds – International, GE Investments Total Return, MTB Managed Allocation Fund—Moderate Growth II, BlackRock Basic Value V.I., BlackRock High Yield V.I., BlackRock Global Allocation V.I., Huntington VA Dividend Capture, Huntington VA Growth, Huntington VA Income Equity, Huntington VA International Equity, Huntington VA Macro 100, Huntington VA Mid Corp America, Huntington VA Mortgage Securities, Huntington VA New Economy, Huntington VA Real Strategies, Huntington VA Rotating Markets, Huntington VA Situs, and Huntington VA Balanced subaccounts), as of December 31, 2011, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B at December 31, 2011, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 16, 2012

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation -	TA Asset Allocation -	TA Asset Allocation -	TA Asset Allocation -
	Growth	Conservative	Moderate	Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares—Initial	30,454,563.320	27,050,043.879	46,765,947.818	52,053,611.163

Cost	$286,933,544	$266,073,331	$489,910,371	$573,813,498

Number of shares—Service	9,447,947.932	44,874,761.121	102,953,883.260	115,972,221.454

Cost	$73,764,662	$435,044,562	$1,076,387,458	$1,254,262,179

Investments in mutual funds,
Level 1 quoted pricesat net asset value	$323,441,514	$734,629,019	$1,526,859,618	$1,691,024,998
Receivable for units sold	—	—	209	866

Total assets	323,441,514	734,629,019	1,526,859,827	1,691,025,864

Liabilities
Payable for units redeemed	16	225	—	—

	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

Net Assets:
Deferred annuity contracts terminable by owners	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

Total net assets	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	5,189,872	7,773,682	10,082,704	12,327,287
M&E—1.25%—Landmark ML	1,687,394	400,705	1,988,401	1,854,761
M&E—1.25%—Freedom	351,698	446,771	252,268	374,519
M&E—1.30%—Landmark	26,523,509	23,316,443	44,943,037	49,437,801
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	677,821	845,867	4,293,543	1,811,430
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	3,824,201	4,450,856	6,925,236	6,663,040
M&E—1.40%—Landmark ML	4,962,932	1,852,745	3,705,371	5,196,168
M&E—1.40%—Freedom	3,313,989	2,603,379	4,808,996	5,447,326
M&E—1.50%—Landmark	24,850,314	42,243,264	30,975,801	36,853,589
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	5,579,410	5,614,704	8,933,169	13,003,328
M&E—1.50%—Freedom	1,001,895	1,619,380	3,615,540	1,910,494
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	104,265,013	85,776,304	177,428,171	223,537,298
M&E—1.55%—Landmark ML	11,881,563	14,606,782	24,587,764	23,179,903
M&E—1.65%—Freedom	3,427,021	2,971,542	15,987,185	6,511,722
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.282768	$1.463492	$1.452682	$1.393746
M&E—1.25%—Landmark ML	$1.282768	$1.463492	$1.452682	$1.393746
M&E—1.25%—Freedom	$0.820582	$1.072688	$1.017445	$0.924533
M&E—1.30%—Landmark	$1.276631	$1.456515	$1.445722	$1.387033
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.276631	$1.456515	$1.445722	$1.387033
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.264501	$1.442720	$1.431983	$1.373886
M&E—1.40%—Landmark ML	$1.264501	$1.442720	$1.431983	$1.373886
M&E—1.40%—Freedom	$1.196016	$1.314273	$1.320075	$1.284370
M&E—1.50%—Landmark	$1.252508	$1.428953	$1.418402	$1.360826
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.252508	$1.428953	$1.418402	$1.360826
M&E—1.50%—Freedom	$1.252508	$1.428953	$1.418402	$1.360826
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.246526	$1.422211	$1.411685	$1.354407
M&E—1.55%—Landmark ML	$1.246526	$1.422211	$1.411685	$1.354407
M&E—1.65%—Freedom	$1.234743	$1.408742	$1.398309	$1.341519
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.217246	$1.388767	$1.378467	$1.322564
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.217246	$1.388767	$1.378467	$1.322564

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$1.188718	$1.356219	$1.346197	$1.291539
M&E—2.05%—Landmark ML	$1.188718	$1.356219	$1.346197	$1.291539
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	20,894,035	167,151,848	373,419,527	396,107,926
M&E—1.30%—Suntrust Landmark	1,456,351	2,448,340	9,032,142	9,461,041
M&E—1.30%—Landmark Select	511,540	2,676,064	13,744,955	19,017,380
M&E—1.30%—Huntington Landmark	477,531	4,719,978	20,311,375	14,228,215
M&E—1.30%—Landmark ML	3,406,722	17,677,499	56,627,588	46,043,913
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	12,588,456	28,367,901	78,448,287	112,689,904
M&E—1.50%—Suntrust Landmark	163,615	684,753	2,398,156	2,502,562
M&E—1.50%—Landmark Select	151,997	282,200	1,625,857	2,557,045
M&E—1.50%—Huntington Landmark	52,932	1,139,770	5,513,505	10,066,534
M&E—1.50%—Landmark ML	1,000,048	2,907,540	9,974,544	16,372,682
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	1,413,831	3,324,272	6,183,222	5,011,084
M&E—1.70%—Freedom	2,129,696	45,992,115	59,253,087	59,077,302
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	2,515,734	22,216,893	30,651,747	35,008,017
M&E—1.80%—Suntrust Landmark	—	175,926	20,151	—
M&E—1.80%—Landmark Select	—	372,518	1,052,177	277,108
M&E—1.80%—Huntington Landmark	15,042	53,707	526,291	2,079,121
M&E—1.80%—Landmark ML	166,087	1,390,412	4,035,530	2,539,635

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	633,110	1,440,974	1,832,930	2,997,408
M&E—1.90%—Freedom	711,215	5,499,487	12,277,606	22,641,521
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	4,531,924	5,044,234	12,458,983
M&E—1.95%—Landmark Select	—	—	—	35,401
M&E—1.95%—Huntington Landmark	—	—	246,284	66,098
M&E—1.95%—Landmark ML	—	417,343	683,984	6,857,511
M&E—2.00%—Landmark	261,000	4,197,896	7,910,917	10,718,247
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	75,713	263,102
M&E—2.00%—Landmark ML	—	275,086	1,521,530	1,129,030
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	2,258,431	1,057,160	2,111,399	4,927,155
M&E—2.20%—Freedom	3,415,244	243,810	3,046,578	5,034,529
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	1,825,026	1,341,823
M&E—2.45%—Landmark	—	526,447	426,857	1,013,996
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.501835	$1.519752	$1.562448	$1.555706
M&E—1.30%—Suntrust Landmark	$1.501835	$1.519752	$1.562448	$1.555706
M&E—1.30%—Landmark Select	$1.501835	$1.519752	$1.562448	$1.555706
M&E—1.30%—Huntington Landmark	$0.824021	$1.062954	$1.006872	$0.921492
M&E—1.30%—Landmark ML	$1.501835	$1.519752	$1.562448	$1.555706
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$1.476365	$1.493988	$1.535934	$1.529364
M&E—1.50%—Suntrust Landmark	$1.476365	$1.493988	$1.535934	$1.529364
M&E—1.50%—Landmark Select	$1.476365	$1.493988	$1.535934	$1.529364
M&E—1.50%—Huntington Landmark	$0.817049	$1.053962	$0.998333	$0.913707
M&E—1.50%—Landmark ML	$1.476365	$1.493988	$1.535934	$1.529364
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$1.457556	$1.474977	$1.516411	$1.509868
M&E—1.70%—Freedom	$0.872788	$1.100007	$1.057902	$0.971756
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.439076	$1.456240	$1.497127	$1.490698
M&E—1.80%—Suntrust Landmark	$1.439076	$1.456240	$1.497127	$1.490698
M&E—1.80%—Landmark Select	$1.439076	$1.456240	$1.497127	$1.490698
M&E—1.80%—Huntington Landmark	$0.806723	$1.040662	$0.985750	$0.902177
M&E—1.80%—Landmark ML	$1.439076	$1.456240	$1.497127	$1.490698

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.432926	$1.450060	$1.490770	$1.484351
M&E—1.90%—Freedom	$0.863099	$1.087841	$1.046145	$0.961011
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$1.284960	$1.300858	$1.274183
M&E—1.95%—Landmark Select	$—	$1.041413	$1.005964	$0.949221
M&E—1.95%—Huntington Landmark	$—	$1.041413	$1.005964	$0.949221
M&E—1.95%—Landmark ML	$—	$1.041413	$1.005964	$0.949221
M&E—2.00%—Landmark	$1.414746	$1.431668	$1.471873	$1.465576
M&E—2.00%—Suntrust Landmark	$1.414746	$1.431668	$1.471873	$1.465576
M&E—2.00%—Landmark Select	$1.414746	$1.431668	$1.471873	$1.465576
M&E—2.00%—Huntington Landmark	$0.799909	$1.031887	$0.977439	$0.894571
M&E—2.00%—Landmark ML	$1.414746	$1.431668	$1.471873	$1.465576
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$1.396856	$1.413530	$1.453235	$1.446990
M&E—2.20%—Freedom	$0.848826	$1.069856	$1.028864	$0.945112
M&E—2.30%—Landmark	$1.379172	$1.395644	$1.434869	$1.428688
M&E—2.30%—Suntrust Landmark	$1.379172	$1.395644	$1.434869	$1.428688
M&E—2.30%—Landmark Select	$1.379172	$1.395644	$1.434869	$1.428688
M&E—2.30%—Huntington Landmark	$0.789876	$1.018913	$0.965181	$0.883309
M&E—2.30%—Landmark ML	$1.379172	$1.395644	$1.434869	$1.428688
M&E—2.35%—Freedom	$—	$1.025483	$0.990560	$0.934669
M&E—2.45%—Landmark	$—	$1.021542	$0.986736	$0.931090
M&E—2.45%—Landmark Select	$—	$1.021542	$0.986736	$0.931090
M&E—2.45%—Huntington Landmark	$—	$1.021542	$0.986736	$0.931090
M&E—2.45%—Landmark ML	$—	$1.021542	$0.986736	$0.931090

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares—Initial	10,565,119.746	8,824,671.739	4,060,624.751	6,260,333.803

Cost	$247,614,866	$63,612,456	$50,345,508	$103,112,280

Number of shares—Service	1,028,195.648	1,399,725.398	1,670,829.707	1,067,410.113

Cost	$21,910,751	$9,168,001	$18,713,703	$20,973,514

Investments in mutual funds,
Level 1 quoted prices at net asset value	$249,347,031	$63,483,772	$57,147,056	$148,382,491
Receivable for units sold	1	—	—	—

Total assets	249,347,032	63,483,772	57,147,056	148,382,491

Liabilities
Payable for units redeemed	—	5	43	14

	$249,347,032	$63,483,767	$57,147,013	$148,382,477

Net Assets:
Deferred annuity contracts terminable by owners	$249,347,032	$63,483,767	$57,147,013	$148,382,477

Total net assets	$249,347,032	$63,483,767	$57,147,013	$148,382,477

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	10,087,038	2,367,558	928,814	5,197,235
M&E—1.25%—Landmark ML	1,897,556	283,234	68,925	1,262,971
M&E—1.25%—Freedom	2,351,392	77,332	142,105	960,828
M&E—1.30%—Landmark	16,501,401	6,925,481	3,470,081	590,694
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	643,623	219,687	117,504	58,022
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	59,331,848	1,887,072	1,124,926	6,042,756
M&E—1.40%—Landmark ML	18,041,358	863,056	221,041	1,376,632
M&E—1.40%—Freedom	13,500,714	677,066	566,250	6,012,673
M&E—1.50%—Landmark	27,963,163	7,915,582	2,799,884	15,060,253
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	6,076,541	1,655,238	217,783	4,424,717
M&E—1.50%—Freedom	1,020,821	265,863	89,032	31,367
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	77,461,597	22,736,799	9,845,954	815,085
M&E—1.55%—Landmark ML	14,356,433	2,761,765	1,124,552	636,879
M&E—1.65%—Freedom	3,200,880	2,363,988	1,059,507	189,066
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.061382	$1.064576	$1.895479	$2.088952
M&E—1.25%—Landmark ML	$1.061382	$1.064576	$1.895479	$2.088952
M&E—1.25%—Freedom	$0.841860	$0.818502	$0.703489	$1.139747
M&E—1.30%—Landmark	$1.329149	$1.306244	$1.886448	$2.220162
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.329149	$1.306244	$1.886448	$2.220162
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$0.808764	$1.047888	$1.868540	$6.663030
M&E—1.40%—Landmark ML	$0.808764	$1.047888	$1.868540	$6.663030
M&E—1.40%—Freedom	$1.176855	$1.292040	$1.541598	$1.838703
M&E—1.50%—Landmark	$1.033797	$1.036898	$1.850796	$2.034727
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.033797	$1.036898	$1.850796	$2.034727
M&E—1.50%—Freedom	$0.799521	$1.036898	$1.850796	$6.112817
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$0.794965	$1.031495	$1.842018	$6.520569
M&E—1.55%—Landmark ML	$0.794965	$1.031495	$1.842018	$6.521686
M&E—1.65%—Freedom	$0.785876	$1.020705	$1.824539	$5.983803
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.267286	$1.245517	$1.798690	$2.116896
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.267286	$1.245517	$1.798690	$2.116896

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$0.843534	$—	$—	$—
M&E—2.05%—Landmark	$1.237543	$1.216304	$1.756553	$2.067284
M&E—2.05%—Landmark ML	$1.237543	$1.216304	$1.756553	$2.067284
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$0.830774	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$0.830774	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	7,038,957	2,425,828	5,223,895	12,395,396
M&E—1.30%—Suntrust Landmark	151,810	6,978	26,588	—
M&E—1.30%—Landmark Select	173,903	27,441	16,498	—
M&E—1.30%—Huntington Landmark	213,840	28,924	76,504	162,685
M&E—1.30%—Landmark ML	399,970	151,228	154,046	77,924
M&E—1.30%—MEMBERS Landmark	—	260,307	97,284	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	2,952,012	1,134,818	2,082,638	4,006,526
M&E—1.50%—Suntrust Landmark	83,853	6,698	9,552	—
M&E—1.50%—Landmark Select	24,372	—	—	—
M&E—1.50%—Huntington Landmark	11,937	51,268	210,205	88,336
M&E—1.50%—Landmark ML	431,284	47,684	36,841	211,884
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	98,689	45,005	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	247,106	54,148	33,215	11,308
M&E—1.70%—Freedom	1,290,732	779,576	803,651	1,146,176
M&E—1.70%—MEMBERS Freedom	—	17,613	125,651	—
M&E—1.80%—Landmark	1,026,696	162,734	505,591	189,133
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	2,311	1,986	—	—
M&E—1.80%—Huntington Landmark	13,513	—	32,504	—
M&E—1.80%—Landmark ML	12,065	—	13,142	2,877

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	452,581	136,774	60,840	2,531
M&E—1.90%—Freedom	368,519	208,794	48,220	183,408
M&E—1.90%—MEMBERS Freedom	—	36,466	23,363	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	51,300	6,190	66,558	108,742
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	2,885	—	19,307	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	832,472	90,675	187,572	81,953
M&E—2.20%—Freedom	570,920	95,249	32,754	9,579
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.447720	$1.644699	$1.879905	$1.150938
M&E—1.30%—Suntrust Landmark	$1.447720	$1.644699	$1.879905	$—
M&E—1.30%—Landmark Select	$1.447720	$1.644699	$1.879905	$1.150938
M&E—1.30%—Huntington Landmark	$0.816299	$0.833503	$0.784610	$1.150938
M&E—1.30%—Landmark ML	$1.447720	$1.644699	$1.879905	$1.150938
M&E—1.30%—MEMBERS Landmark	$—	$1.644699	$1.879905	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$1.423142	$1.616793	$1.848023	$1.142030
M&E—1.50%—Suntrust Landmark	$1.423142	$1.616793	$1.848023	$—
M&E—1.50%—Landmark Select	$1.423142	$1.616793	$1.848023	$1.142030
M&E—1.50%—Huntington Landmark	$0.809411	$0.826436	$0.777970	$1.142030
M&E—1.50%—Landmark ML	$1.423142	$1.616793	$1.848023	$1.142030
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$1.616793	$1.848023	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$1.405046	$1.596224	$1.824519	$1.135393
M&E—1.70%—Freedom	$0.843889	$0.894981	$0.876508	$1.133210
M&E—1.70%—MEMBERS Freedom	$—	$0.894981	$0.876508	$—
M&E—1.80%—Landmark	$1.387204	$1.575925	$1.801333	$1.128808
M&E—1.80%—Suntrust Landmark	$1.387204	$1.575925	$1.801333	$—
M&E—1.80%—Landmark Select	$1.387204	$1.575925	$1.801333	$1.128808
M&E—1.80%—Huntington Landmark	$0.799184	$0.815992	$0.768145	$1.128808
M&E—1.80%—Landmark ML	$1.387204	$1.575925	$1.801333	$1.128808

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.381271	$1.569215	$1.793716	$1.126643
M&E—1.90%—Freedom	$0.834526	$0.885059	$0.866776	$1.124434
M&E—1.90%—MEMBERS Freedom	$—	$0.885059	$0.866776	$—
M&E—1.95%—Landmark	$—	$—	$—	$1.122275
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$1.363745	$1.549329	$1.770920	$1.120100
M&E—2.00%—Suntrust Landmark	$1.363745	$1.549329	$1.770920	$—
M&E—2.00%—Landmark Select	$1.363745	$1.549329	$1.770920	$1.120100
M&E—2.00%—Huntington Landmark	$0.792446	$0.809123	$0.761670	$1.120100
M&E—2.00%—Landmark ML	$1.363745	$1.549329	$1.770920	$1.120100
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$1.346497	$1.529699	$1.748527	$1.113634
M&E—2.20%—Freedom	$0.820723	$0.870421	$0.852434	$1.111484
M&E—2.30%—Landmark	$1.329459	$1.510396	$1.726413	$1.107211
M&E—2.30%—Suntrust Landmark	$1.329459	$1.510396	$1.726413	$—
M&E—2.30%—Landmark Select	$1.329459	$1.510396	$1.726413	$1.107211
M&E—2.30%—Huntington Landmark	$0.782494	$0.798944	$0.752080	$1.107211
M&E—2.30%—Landmark ML	$1.329459	$1.510396	$1.726413	$1.107211
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,853,510.919	19,092,215.784	4,976,546.343	10,593,350.988

Cost	$21,108,474	$139,528,848	$54,203,493	$80,813,330

Number of shares—Service	4,746,139.607	1,798,669.853	193,088.312	3,876,351.270

Cost	$52,475,995	$13,266,028	$2,238,724	$29,959,508

Investments in mutual funds,
Level 1 quoted prices at net asset value	$84,320,505	$163,568,703	$60,436,891	$107,569,366
Receivable for units sold	—	—	40	—

Total assets	84,320,505	163,568,703	60,436,931	107,569,366

Liabilities
Payable for units redeemed	8	21	—	7

	$84,320,497	$163,568,682	$60,436,931	$107,569,359

Net Assets:
Deferred annuity contracts terminable by owners	$84,320,497	$163,568,682	$60,436,931	$107,569,359

Total net assets	$84,320,497	$163,568,682	$60,436,931	$107,569,359

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	488,162	5,520,663	4,087,855	2,781,053
M&E—1.25%—Landmark ML	29,698	2,295,674	676,372	326,626
M&E—1.25%—Freedom	2,882	861,595	640,161	189,092
M&E—1.30%—Landmark	3,627,282	10,585,396	2,883,948	5,481,299
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	122,778	765,301	188,143	246,703
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	645,763	29,907,268	6,277,602	3,177,342
M&E—1.40%—Landmark ML	64,667	10,310,495	3,971,675	817,274
M&E—1.40%—Freedom	530,998	7,469,226	4,716,101	1,429,801
M&E—1.50%—Landmark	1,857,776	22,444,137	8,047,856	8,694,449
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	79,490	6,555,990	1,446,566	1,077,888
M&E—1.50%—Freedom	118,511	162,088	69,912	246,942
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	7,262,614	45,396,032	9,935,888	21,429,590
M&E—1.55%—Landmark ML	567,200	10,326,379	2,048,314	1,748,863
M&E—1.65%—Freedom	111,202	1,650,327	160,487	350,605
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.572120	$0.962002	$1.006921	$1.705221
M&E—1.25%—Landmark ML	$1.572120	$0.962002	$1.006921	$1.705221
M&E—1.25%—Freedom	$1.125777	$1.005571	$0.873670	$1.197712
M&E—1.30%—Landmark	$1.564589	$1.208329	$1.201886	$1.699740
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.564589	$1.208329	$1.201886	$1.699740
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.549757	$0.943185	$1.547016	$1.644974
M&E—1.40%—Landmark ML	$1.549757	$0.943185	$1.547016	$1.644974
M&E—1.40%—Freedom	$1.474450	$1.257616	$1.159722	$1.471530
M&E—1.50%—Landmark	$1.535039	$0.937031	$0.980778	$1.660953
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.535039	$0.937031	$0.980778	$1.660953
M&E—1.50%—Freedom	$1.535039	$0.928262	$1.524267	$1.623138
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.527762	$0.922975	$1.513943	$1.612266
M&E—1.55%—Landmark ML	$1.527762	$0.923096	$1.514214	$1.612266
M&E—1.65%—Freedom	$1.513268	$0.908628	$1.492075	$1.590871
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.491839	$1.152141	$1.145963	$1.620695
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.491839	$1.152141	$1.145963	$1.620695

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$1.456897	$1.125127	$1.119062	$1.582695
M&E—2.05%—Landmark ML	$1.456897	$1.125127	$1.119062	$1.582695
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	19,705,086	4,372,074	642,399	9,230,706
M&E—1.30%—Suntrust Landmark	20,221	206,901	70,158	113,997
M&E—1.30%—Landmark Select	50,589	97,558	57,840	46,246
M&E—1.30%—Huntington Landmark	796,847	272,862	7,796	198,512
M&E—1.30%—Landmark ML	2,120,629	425,838	50,330	202,006
M&E—1.30%—MEMBERS Landmark	—	—	—	358,189
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	5,185	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	7,514,068	1,967,037	452,183	4,465,130
M&E—1.50%—Suntrust Landmark	18,675	13,945	4,865	16,446
M&E—1.50%—Landmark Select	165,387	—	—	—
M&E—1.50%—Huntington Landmark	363,768	64,279	—	128,268
M&E—1.50%—Landmark ML	711,630	124,150	—	17,913
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	131,088
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	16,982	—	—	—
M&E—1.65%—Freedom	64,623	95,929	30,014	120,808
M&E—1.70%—Freedom	3,547,287	935,497	192,883	2,141,040
M&E—1.70%—MEMBERS Freedom	—	—	—	27,923
M&E—1.80%—Landmark	1,641,787	288,455	46,348	946,496
M&E—1.80%—Suntrust Landmark	—	—	—	10,095
M&E—1.80%—Landmark Select	—	2,201	—	—
M&E—1.80%—Huntington Landmark	94,667	—	—	17,201
M&E—1.80%—Landmark ML	187,042	5,615	—	1,914

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	41,438	66,352	—	455,506
M&E—1.90%—Freedom	608,718	160,536	8,630	164,768
M&E—1.90%—MEMBERS Freedom	—	—	—	52,495
M&E—1.95%—Landmark	1,697,976	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	3,810	—	—	—
M&E—1.95%—Landmark ML	68,879	—	—	—
M&E—2.00%—Landmark	233,342	44,930	7,821	227,263
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	49,134	14,929	—	18,941
M&E—2.00%—Landmark ML	30,770	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	22,983	627,662	91,759	79,846
M&E—2.20%—Freedom	5,547	134,965	45,565	10,787
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	152,896	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$1.158110	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.594938	$1.492912	$1.402552	$1.573385
M&E—1.30%—Suntrust Landmark	$1.594938	$1.492912	$1.402552	$1.573385
M&E—1.30%—Landmark Select	$1.594938	$1.492912	$1.402552	$1.573385
M&E—1.30%—Huntington Landmark	$1.103543	$0.989296	$0.889460	$1.229378
M&E—1.30%—Landmark ML	$1.594938	$1.492912	$1.402552	$1.573385
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$1.573385
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$1.155257	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$1.567872	$1.467598	$1.378801	$1.546734
M&E—1.50%—Suntrust Landmark	$1.567872	$1.467598	$1.378801	$1.546734
M&E—1.50%—Landmark Select	$1.567872	$1.467598	$1.378801	$1.546734
M&E—1.50%—Huntington Landmark	$1.094204	$0.980928	$0.881921	$1.218996
M&E—1.50%—Landmark ML	$1.567872	$1.467598	$1.378801	$1.546734
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$1.546734
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$1.152398	$—	$—	$—
M&E—1.65%—Freedom	$1.547885	$1.448912	$1.361229	$1.527055
M&E—1.70%—Freedom	$1.166712	$1.011378	$0.975338	$1.270727
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$1.270727
M&E—1.80%—Landmark	$1.528234	$1.430495	$1.343951	$1.507691
M&E—1.80%—Suntrust Landmark	$1.528234	$1.430495	$1.343951	$1.507691
M&E—1.80%—Landmark Select	$1.528234	$1.430495	$1.343951	$1.507691
M&E—1.80%—Huntington Landmark	$1.080378	$0.968534	$0.870759	$1.203610
M&E—1.80%—Landmark ML	$1.528234	$1.430495	$1.343951	$1.507691

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.521746	$1.424435	$1.338254	$1.501249
M&E—1.90%—Freedom	$1.153749	$1.000188	$0.964497	$1.256721
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$1.256721
M&E—1.95%—Landmark	$1.420983	$—	$—	$—
M&E—1.95%—Landmark Select	$1.119835	$—	$—	$—
M&E—1.95%—Huntington Landmark	$1.119835	$—	$—	$—
M&E—1.95%—Landmark ML	$1.119835	$—	$—	$—
M&E—2.00%—Landmark	$1.502471	$1.406351	$1.321284	$1.482204
M&E—2.00%—Suntrust Landmark	$1.502471	$1.406351	$1.321284	$1.482204
M&E—2.00%—Landmark Select	$1.502471	$1.406351	$1.321284	$1.482204
M&E—2.00%—Huntington Landmark	$1.071293	$0.960392	$0.863458	$1.193454
M&E—2.00%—Landmark ML	$1.502471	$1.406351	$1.321284	$1.482204
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$1.142985	$—	$—	$—
M&E—2.15%—Freedom	$1.483440	$1.388542	$1.304571	$1.463459
M&E—2.20%—Freedom	$1.134703	$0.983620	$0.948565	$1.235927
M&E—2.30%—Landmark	$1.464675	$1.370999	$1.288043	$1.444951
M&E—2.30%—Suntrust Landmark	$1.464675	$1.370999	$1.288043	$1.444951
M&E—2.30%—Landmark Select	$1.464675	$1.370999	$1.288043	$1.444951
M&E—2.30%—Huntington Landmark	$1.057809	$0.948315	$0.852588	$1.178448
M&E—2.30%—Landmark ML	$1.464675	$1.370999	$1.288043	$1.444951
M&E—2.35%—Freedom	$1.102657	$—	$—	$—
M&E—2.45%—Landmark	$1.098433	$—	$—	$—
M&E—2.45%—Landmark Select	$1.098433	$—	$—	$—
M&E—2.45%—Huntington Landmark	$1.098433	$—	$—	$—
M&E—2.45%—Landmark ML	$1.098433	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large	TA PIMCO Total	TA Morgan Stanley	TA AllianceBernstein
	Cap Value Subaccount	Return Subaccount	Capital Growth Subaccount	Dynamic Allocation Subaccount
Assets
Investment in securities:
Number of shares—Initial	24,273,419.069	24,941,839.327	6,435,053.170	2,811,364.619

Cost	$316,119,601	$283,480,386	$78,382,983	$20,983,667

Number of shares—Service	2,860,509.316	23,379,235.601	458,879.927	13,280,480.336

Cost	$37,900,832	$272,257,820	$5,343,496	$108,163,977

Investments in mutual funds,
Level 1 quoted prices at net asset value	$373,177,330	$564,437,034	$76,021,726	$131,393,796
Receivable for units sold	—	—	—	10

Total assets	373,177,330	564,437,034	76,021,726	131,393,806

Liabilities
Payable for units redeemed	20,112	65	61	—

	$373,157,218	$564,436,969	$76,021,665	$131,393,806

Net Assets:
Deferred annuity contracts terminable by owners	$373,157,218	$564,436,969	$76,021,665	$131,393,806

Total net assets	$373,157,218	$564,436,969	$76,021,665	$131,393,806

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	11,227,151	6,865,630	3,179,066	711,144
M&E—1.25%—Landmark ML	2,040,309	1,018,827	382,649	76,276
M&E—1.25%—Freedom	2,594,402	1,074,149	330,832	16,385
M&E—1.30%—Landmark	25,083,765	24,703,407	4,726,297	2,807,048
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	1,270,384	1,814,798	424,719	172,715
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	39,204,255	7,783,486	2,433,611	945,525
M&E—1.40%—Landmark ML	7,382,495	3,174,634	425,574	328,666
M&E—1.40%—Freedom	16,981,370	4,888,900	2,818,896	505,786
M&E—1.50%—Landmark	38,339,748	20,900,229	15,656,225	2,013,972
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	8,537,443	6,814,271	3,344,120	412,521
M&E—1.50%—Freedom	964,972	1,125,235	109,521	102,285
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	74,669,912	98,472,346	23,127,321	7,010,416
M&E—1.55%—Landmark ML	8,938,410	13,337,857	3,219,809	886,725
M&E—1.65%—Freedom	5,114,149	2,355,301	663,398	200,165
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.333492	$1.541170	$1.130215	$1.458088
M&E—1.25%—Landmark ML	$1.333492	$1.541170	$1.130215	$1.458088
M&E—1.25%—Freedom	$0.793567	$1.296205	$0.887550	$1.007344
M&E—1.30%—Landmark	$1.342761	$1.533791	$1.229552	$1.451112
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.342761	$1.533791	$1.229552	$1.451112
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.456743	$1.519235	$1.223626	$1.437321
M&E—1.40%—Landmark ML	$1.456743	$1.519235	$1.223626	$1.437321
M&E—1.40%—Freedom	$1.266605	$1.402348	$1.171739	$1.254128
M&E—1.50%—Landmark	$1.298898	$1.504848	$1.100883	$1.423702
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.298898	$1.504848	$1.100883	$1.423702
M&E—1.50%—Freedom	$1.440082	$1.504848	$1.209580	$1.423702
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.431801	$1.497669	$1.202638	$1.416913
M&E—1.55%—Landmark ML	$1.431801	$1.497669	$1.202638	$1.416913
M&E—1.65%—Freedom	$1.415445	$1.483487	$1.188929	$1.403495
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.280286	$1.462495	$1.172387	$1.383625
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.280286	$1.462495	$1.172387	$1.383625

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$1.250246	$1.428177	$1.144880	$1.351179
M&E—2.05%—Landmark ML	$1.250246	$1.428177	$1.144880	$1.351179
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	11,629,392	105,890,489	1,624,655	45,572,449
M&E—1.30%—Suntrust Landmark	148,990	661,075	23,054	—
M&E—1.30%—Landmark Select	202,212	675,923	5,379	13,878
M&E—1.30%—Huntington Landmark	1,862,125	5,190,092	2,517	3,657,678
M&E—1.30%—Landmark ML	572,281	12,995,665	115,076	5,543,019
M&E—1.30%—MEMBERS Landmark	664,226	7,292,415	—	1,906,901
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	4,447,465	24,311,928	644,806	9,194,252
M&E—1.50%—Suntrust Landmark	27,916	56,938	—	24,378
M&E—1.50%—Landmark Select	5,975	166,688	1,692	—
M&E—1.50%—Huntington Landmark	514,618	1,171,394	15,700	583,195
M&E—1.50%—Landmark ML	273,049	1,743,324	14,716	1,248,906
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	211,671	689,561	—	183,488
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	250,195	719,437	15,330	693,648
M&E—1.70%—Freedom	3,307,067	12,285,020	379,241	3,205,938
M&E—1.70%—MEMBERS Freedom	80,717	808,950	—	68,135
M&E—1.80%—Landmark	1,341,200	12,763,209	393,382	1,954,715
M&E—1.80%—Suntrust Landmark	—	10,811	—	—
M&E—1.80%—Landmark Select	—	31,453	—	—
M&E—1.80%—Huntington Landmark	167,760	335,006	—	65,288
M&E—1.80%—Landmark ML	7,615	1,094,333	—	929,933

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	408,918	791,673	25,775	36,344
M&E—1.90%—Freedom	491,233	1,411,782	94,152	982,618
M&E—1.90%—MEMBERS Freedom	111,383	137,984	—	16,353
M&E—1.95%—Landmark	—	3,256,912	—	415,622
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	229,314	—	—
M&E—2.00%—Landmark	251,742	1,299,130	29,309	537,146
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	18,915	30,187	—	117,375
M&E—2.00%—Landmark ML	—	742,815	—	222,283
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	727,183	1,045,052	157,966	48,415
M&E—2.20%—Freedom	487,518	233,494	55,452	34,408
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	80,940	—	293,537
M&E—2.45%—Landmark	—	328,288	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.598704	$1.394065	$1.501448	$1.463422
M&E—1.30%—Suntrust Landmark	$1.598704	$1.394065	$1.501448	$1.463422
M&E—1.30%—Landmark Select	$1.598704	$1.394065	$1.501448	$1.463422
M&E—1.30%—Huntington Landmark	$0.818712	$1.251666	$0.918179	$0.946635
M&E—1.30%—Landmark ML	$1.598704	$1.394065	$1.501448	$1.463422
M&E—1.30%—MEMBERS Landmark	$1.598704	$1.394065	$—	$1.463422
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$1.350745	$1.221312	$—	$—
M&E—1.50%—Landmark	$1.571597	$1.370456	$1.475975	$1.438604
M&E—1.50%—Suntrust Landmark	$1.571597	$1.370456	$1.475975	$1.438604
M&E—1.50%—Landmark Select	$1.571597	$1.370456	$1.475975	$1.438604
M&E—1.50%—Huntington Landmark	$0.811784	$1.241078	$0.910386	$0.938610
M&E—1.50%—Landmark ML	$1.571597	$1.370456	$1.475975	$1.438604
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.571597	$1.370456	$—	$1.438604
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$1.551607	$1.353007	$1.457191	$1.420292
M&E—1.70%—Freedom	$0.864195	$1.318054	$0.966150	$0.988176
M&E—1.70%—MEMBERS Freedom	$0.864195	$1.318054	$—	$0.988176
M&E—1.80%—Landmark	$1.531880	$1.335805	$1.438676	$1.402252
M&E—1.80%—Suntrust Landmark	$1.531880	$1.335805	$1.438676	$1.402252
M&E—1.80%—Landmark Select	$1.531880	$1.335805	$1.438676	$1.402252
M&E—1.80%—Huntington Landmark	$0.801507	$1.225391	$0.898881	$0.926759
M&E—1.80%—Landmark ML	$1.531880	$1.335805	$1.438676	$1.402252

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.525385	$1.330136	$1.432577	$1.396288
M&E—1.90%—Freedom	$0.854615	$1.303442	$0.955463	$0.977247
M&E—1.90%—MEMBERS Freedom	$0.854615	$1.303442	$—	$0.977247
M&E—1.95%—Landmark	$—	$1.326819	$—	$1.227163
M&E—1.95%—Landmark Select	$—	$1.136107	$—	$—
M&E—1.95%—Huntington Landmark	$—	$1.136107	$—	$—
M&E—1.95%—Landmark ML	$—	$1.136107	$—	$—
M&E—2.00%—Landmark	$1.506038	$1.313249	$1.414403	$1.378584
M&E—2.00%—Suntrust Landmark	$1.506038	$1.313249	$1.414403	$1.378584
M&E—2.00%—Landmark Select	$1.506038	$1.313249	$1.414403	$1.378584
M&E—2.00%—Huntington Landmark	$0.794763	$1.215089	$0.891316	$0.918951
M&E—2.00%—Landmark ML	$1.506038	$1.313249	$1.414403	$1.378584
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$1.487002	$1.296607	$1.396493	$1.361152
M&E—2.20%—Freedom	$0.840479	$1.281914	$0.939648	$0.961082
M&E—2.30%—Landmark	$1.468172	$1.280234	$1.378839	$1.343934
M&E—2.30%—Suntrust Landmark	$1.468172	$1.280234	$1.378839	$1.343934
M&E—2.30%—Landmark Select	$1.468172	$1.280234	$1.378839	$1.343934
M&E—2.30%—Huntington Landmark	$0.784772	$1.199822	$0.880110	$0.907410
M&E—2.30%—Landmark ML	$1.468172	$1.280234	$1.378839	$1.343934
M&E—2.35%—Freedom	$—	$1.118738	$—	$1.039059
M&E—2.45%—Landmark	$—	$1.114428	$—	$—
M&E—2.45%—Landmark Select	$—	$1.114428	$—	$—
M&E—2.45%—Huntington Landmark	$—	$1.114428	$—	$—
M&E—2.45%—Landmark ML	$—	$1.114428	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares—Initial	7,691,094.800	7,544,907.680	7,417,935.137	9,324,331.243

Cost	$97,279,121	$64,655,668	$95,629,204	$107,254,557

Number of shares—Service	9,394,761.453	2,310,542.270	777,770.757	719,676.886

Cost	$124,234,187	$20,502,143	$8,196,548	$9,807,328

Investments in mutual funds,
Level 1 quoted prices at net asset value	$226,421,177	$94,202,555	$79,295,544	$151,342,241
Receivable for units sold	—	—	—	13

Total assets	226,421,177	94,202,555	79,295,544	151,342,254

Liabilities
Payable for units redeemed	3	14,485	19,041	—

	$226,421,174	$94,188,070	$79,276,503	$151,342,254

Net Assets:
Deferred annuity contracts terminable by owners	$226,421,174	$94,188,070	$79,276,503	$151,342,254

Total net assets	$226,421,174	$94,188,070	$79,276,503	$151,342,254

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	3,106,859	2,572,492	2,718,905	5,025,568
M&E—1.25%—Landmark ML	1,281,984	215,748	747,561	1,016,011
M&E—1.25%—Freedom	335,211	131,578	761,714	965,909
M&E—1.30%—Landmark	6,858,757	7,008,874	5,856,137	5,722,095
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	500,589	385,766	382,882	394,266
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	5,573,587	2,340,675	9,901,353	10,007,245
M&E—1.40%—Landmark ML	2,257,582	1,067,584	2,530,274	1,972,253
M&E—1.40%—Freedom	3,491,028	792,235	4,389,567	8,573,915
M&E—1.50%—Landmark	9,955,312	8,144,371	7,781,866	15,527,529
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	4,361,325	1,852,386	1,873,093	3,915,442
M&E—1.50%—Freedom	246,196	272,819	127,456	428,703
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	19,269,005	27,680,683	12,918,777	11,103,550
M&E—1.55%—Landmark ML	2,770,039	3,655,973	1,866,216	1,574,907
M&E—1.65%—Freedom	677,940	2,306,718	666,996	1,257,283
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	7,405	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B
Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.429157	$1.442743	$1.091270	$1.258384
M&E—1.25%—Landmark ML	$1.429157	$1.442743	$1.091270	$1.258384
M&E—1.25%—Freedom	$1.238381	$1.180665	$0.721488	$0.949844
M&E—1.30%—Landmark	$1.396710	$1.557956	$1.314957	$1.374186
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.396710	$1.557956	$1.314957	$1.374186
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.958786	$1.132477	$1.587105	$3.453866
M&E—1.40%—Landmark ML	$1.958786	$1.132477	$1.587105	$3.453866
M&E—1.40%—Freedom	$1.320060	$1.452813	$1.191786	$1.296804
M&E—1.50%—Landmark	$1.392059	$1.405318	$1.062925	$1.225706
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.392059	$1.405318	$1.062925	$1.225706
M&E—1.50%—Freedom	$1.920988	$1.119515	$1.360980	$2.546836
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.920079	$1.113058	$1.553147	$3.380002
M&E—1.55%—Landmark ML	$1.920374	$1.113058	$1.553426	$3.380587
M&E—1.65%—Freedom	$1.877423	$1.100351	$1.332280	$2.493055
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.331776	$1.485472	$1.253779	$1.310268
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.331776	$1.485472	$1.253779	$1.310268

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$1.300515	$1.450644	$1.224370	$1.279556
M&E—2.05%—Landmark ML	$1.300515	$1.450644	$1.224370	$1.279556
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	49,953,044	6,355,766	1,945,476	3,277,196
M&E—1.30%—Suntrust Landmark	430,900	73,238	11,325	105,962
M&E—1.30%—Landmark Select	542,064	42,773	23,759	9,105
M&E—1.30%—Huntington Landmark	2,792,785	137,982	81,847	67,507
M&E—1.30%—Landmark ML	3,649,966	226,832	163,840	141,884
M&E—1.30%—MEMBERS Landmark	7,490,493	118,966	224,343	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	11,523,726	2,438,492	916,087	1,308,234
M&E—1.50%—Suntrust Landmark	9,785	11,686	54,938	11,588
M&E—1.50%—Landmark Select	51,921	—	—	2,512
M&E—1.50%—Huntington Landmark	1,223,730	53,851	3,207	16,219
M&E—1.50%—Landmark ML	924,611	40,951	95,007	52,889
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	476,783	17,525	97,281	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	330,928	99,044	44,343	60,084
M&E—1.70%—Freedom	5,454,197	1,190,454	641,552	1,138,143
M&E—1.70%—MEMBERS Freedom	533,025	6,994	25,614	—
M&E—1.80%—Landmark	9,682,973	344,820	163,564	847,575
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	11,812	14,936	2,499	—
M&E—1.80%—Landmark ML	206,528	3,876	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	130,936	68,328	39,845	245,297
M&E—1.90%—Freedom	798,281	189,057	152,145	456,520
M&E—1.90%—MEMBERS Freedom	111,154	2,061	56,937	—
M&E—1.95%—Landmark	540,492	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	16,245	—	—	—
M&E—2.00%—Landmark	402,875	73,554	61,713	7,085
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	1,320	9,967	—	—
M&E—2.00%—Landmark ML	454,344	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	795,167	174,002	318,467	234,964
M&E—2.20%—Freedom	115,264	68,485	387,585	51,991
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.287774	$1.977404	$1.567856	$1.486352
M&E—1.30%—Suntrust Landmark	$1.287774	$1.977404	$1.567856	$1.486352
M&E—1.30%—Landmark Select	$1.287774	$1.977404	$1.567856	$1.486352
M&E—1.30%—Huntington Landmark	$1.206459	$1.152851	$0.722561	$0.951886
M&E—1.30%—Landmark ML	$1.287774	$1.977404	$1.567856	$1.486352
M&E—1.30%—MEMBERS Landmark	$1.287774	$1.977404	$1.567856	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$1.265974	$1.943843	$1.541241	$1.461177
M&E—1.50%—Suntrust Landmark	$1.265974	$1.943843	$1.541241	$1.461177
M&E—1.50%—Landmark Select	$1.265974	$1.943843	$1.541241	$1.461177
M&E—1.50%—Huntington Landmark	$1.196282	$1.143116	$0.716436	$0.943821
M&E—1.50%—Landmark ML	$1.265974	$1.943843	$1.541241	$1.461177
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.265974	$1.943843	$1.541241	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$1.249874	$1.919155	$1.521660	$1.442578
M&E—1.70%—Freedom	$1.262846	$1.137656	$0.792697	$1.031983
M&E—1.70%—MEMBERS Freedom	$1.262846	$1.137656	$0.792697	$—
M&E—1.80%—Landmark	$1.233998	$1.894745	$1.502319	$1.424230
M&E—1.80%—Suntrust Landmark	$1.233998	$1.894745	$1.502319	$1.424230
M&E—1.80%—Landmark Select	$1.233998	$1.894745	$1.502319	$1.424230
M&E—1.80%—Huntington Landmark	$1.181162	$1.128679	$0.707399	$0.931900
M&E—1.80%—Landmark ML	$1.233998	$1.894745	$1.502319	$1.424230

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.228711	$1.886717	$1.495950	$1.418191
M&E—1.90%—Freedom	$1.248835	$1.125048	$0.783946	$1.020545
M&E—1.90%—MEMBERS Freedom	$1.248835	$1.125048	$0.783946	$—
M&E—1.95%—Landmark	$1.238666	$—	$—	$—
M&E—1.95%—Landmark Select	$1.132940	$—	$—	$—
M&E—1.95%—Huntington Landmark	$1.132940	$—	$—	$—
M&E—1.95%—Landmark ML	$1.132940	$—	$—	$—
M&E—2.00%—Landmark	$1.213163	$1.862762	$1.476982	$1.400171
M&E—2.00%—Suntrust Landmark	$1.213163	$1.862762	$1.476982	$1.400171
M&E—2.00%—Landmark Select	$1.213163	$1.862762	$1.476982	$1.400171
M&E—2.00%—Huntington Landmark	$1.171214	$1.119148	$0.701422	$0.924047
M&E—2.00%—Landmark ML	$1.213163	$1.862762	$1.476982	$1.400171
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$1.197815	$1.839225	$1.458260	$1.382451
M&E—2.20%—Freedom	$1.228210	$1.106446	$0.770965	$1.003668
M&E—2.30%—Landmark	$1.182621	$1.815936	$1.439800	$1.364972
M&E—2.30%—Suntrust Landmark	$1.182621	$1.815936	$1.439800	$1.364972
M&E—2.30%—Landmark Select	$1.182621	$1.815936	$1.439800	$1.364972
M&E—2.30%—Huntington Landmark	$1.156495	$1.105074	$0.692600	$0.912428
M&E—2.30%—Landmark ML	$1.182621	$1.815936	$1.439800	$1.364972
M&E—2.35%—Freedom	$1.115588	$—	$—	$—
M&E—2.45%—Landmark	$1.111300	$—	$—	$—
M&E—2.45%—Landmark Select	$1.111300	$—	$—	$—
M&E—2.45%—Huntington Landmark	$1.111300	$—	$—	$—
M&E—2.45%—Landmark ML	$1.111300	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	146,931,367.560	2,663,608.238	—	—

Cost	$146,931,368	$66,718,369	$—	$—

Number of shares—Service	113,357,335.420	767,321.271	6,784,365.493	19,067,294.320

Cost	$113,357,335	$21,193,790	$91,079,250	$163,743,016

Investments in mutual funds,
Level 1 quoted prices at net asset value	$260,288,703	$92,743,496	$90,639,123	$156,542,486
Receivable for units sold	—	—	44	87

Total assets	260,288,703	92,743,496	90,639,167	156,542,573

Liabilities
Payable for units redeemed	233	23,656	—	—

	$260,288,470	$92,719,840	$90,639,167	$156,542,573

Net Assets:
Deferred annuity contracts terminable by owners	$260,288,470	$92,719,840	$90,639,167	$156,542,573

Total net assets	$260,288,470	$92,719,840	$90,639,167	$156,542,573

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	5,190,241	4,915,992	—	—
M&E—1.25%—Landmark ML	1,863,340	1,056,810	—	—
M&E—1.25%—Freedom	428,457	194,666	—	—
M&E—1.30%—Landmark	14,180,279	6,455,154	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	2,546,519	580,409	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	8,237,147	2,391,950	—	—
M&E—1.40%—Landmark ML	2,718,860	765,899	—	—
M&E—1.40%—Freedom	3,654,436	817,335	—	—
M&E—1.50%—Landmark	21,118,570	13,462,121	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	1,677,655	3,440,064	—	—
M&E—1.50%—Freedom	1,613,273	220,842	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	48,866,692	29,447,153	—	—
M&E—1.55%—Landmark ML	3,725,450	4,967,079	—	—
M&E—1.65%—Freedom	2,178,412	679,391	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.068064	$1.021978	$—	$—
M&E—1.25%—Landmark ML	$1.068064	$1.021978	$—	$—
M&E—1.25%—Freedom	$0.999469	$1.148106	$—	$—
M&E—1.30%—Landmark	$1.050533	$1.380711	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$1.050533	$1.380711	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.424033	$1.005894	$—	$—
M&E—1.40%—Landmark ML	$1.424033	$1.005894	$—	$—
M&E—1.40%—Freedom	$1.051247	$1.513699	$—	$—
M&E—1.50%—Landmark	$1.040284	$0.995363	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$1.040284	$0.995363	$—	$—
M&E—1.50%—Freedom	$1.320151	$0.995363	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.393622	$0.990155	$—	$—
M&E—1.55%—Landmark ML	$1.393856	$0.990155	$—	$—
M&E—1.65%—Freedom	$1.292276	$0.979802	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.001668	$1.316497	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$1.001668	$1.316497	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$0.978153	$1.285608	$—	$—
M&E—2.05%—Landmark ML	$0.978153	$1.285608	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	98,173	641,124
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	59,948,084	6,480,606	36,785,641	92,877,418
M&E—1.30%—Suntrust Landmark	565,149	70,276	3,274,219	224,722
M&E—1.30%—Landmark Select	897,677	19,672	3,432,085	754,486
M&E—1.30%—Huntington Landmark	1,076,627	66,745	1,503,382	3,876,210
M&E—1.30%—Landmark ML	4,855,372	77,572	1,444,604	13,311,785
M&E—1.30%—MEMBERS Landmark	3,385,563	167,924	896,724	—
M&E—1.40%—Landmark	—	—	35,028	157,066
M&E—1.40%—Landmark ML	—	—	10,724	43,318
M&E—1.40%—Freedom	—	—	44,688	88,396
M&E—1.50%—Landmark	15,322,372	3,096,169	14,839,022	28,894,839
M&E—1.50%—Suntrust Landmark	440,387	2,849	627,293	19,644
M&E—1.50%—Landmark Select	94,582	22,144	1,513,994	221,932
M&E—1.50%—Huntington Landmark	418,082	243,483	240,353	1,772,587
M&E—1.50%—Landmark ML	956,972	39,498	1,629,313	3,018,640
M&E—1.50%—Freedom	—	—	—	194,028
M&E—1.50%—MEMBERS Landmark	1,078,856	42,992	102,496	—
M&E—1.55%—Landmark	—	—	—	2,977,193
M&E—1.55%—Landmark ML	—	—	—	428,810
M&E—1.65%—Freedom	538,253	71,822	1,144,349	407,696
M&E—1.70%—Freedom	7,865,847	1,281,404	240,325	8,650,264
M&E—1.70%—MEMBERS Freedom	145,388	4,068	106,052	—
M&E—1.80%—Landmark	4,429,191	127,225	702,896	9,262,070
M&E—1.80%—Suntrust Landmark	7,896	—	—	—
M&E—1.80%—Landmark Select	—	—	—	883,644
M&E—1.80%—Huntington Landmark	361,501	—	67,916	487,924
M&E—1.80%—Landmark ML	63,540	—	—	413,116

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	175,267	35,608	890,668	30,585
M&E—1.90%—Freedom	1,326,924	184,147	880,670	1,659,012
M&E—1.90%—MEMBERS Freedom	154,801	19,215	—	—
M&E—1.95%—Landmark	5,195,941	—	—	2,982,752
M&E—1.95%—Landmark Select	—	—	—	50,016
M&E—1.95%—Huntington Landmark	—	—	—	20,791
M&E—1.95%—Landmark ML	82,642	—	—	661,954
M&E—2.00%—Landmark	673,707	74,662	470,400	1,852,252
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	89,509
M&E—2.00%—Landmark ML	16,502	—	—	402,760
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	197,338	162,716	—	607,106
M&E—2.20%—Freedom	250,888	32,561	—	478,353
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	26,493	—	—	861,839
M&E—2.45%—Landmark	11,133	—	—	17,105
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$1.310298	$0.883713
M&E—1.25%—Landmark ML	$—	$—	$1.310298	$0.883713
M&E—1.25%—Freedom	$—	$—	$1.224942	$—
M&E—1.30%—Landmark	$1.037275	$1.760676	$1.287774	$0.881220
M&E—1.30%—Suntrust Landmark	$1.037275	$1.760676	$1.287774	$0.881220
M&E—1.30%—Landmark Select	$1.037275	$1.760676	$1.287774	$0.881220
M&E—1.30%—Huntington Landmark	$0.979914	$1.103623	$1.206459	$0.826150
M&E—1.30%—Landmark ML	$1.037275	$1.760676	$1.287774	$0.881220
M&E—1.30%—MEMBERS Landmark	$1.037275	$1.760676	$1.287774	$—
M&E—1.40%—Landmark	$—	$—	$1.294588	$0.876311
M&E—1.40%—Landmark ML	$—	$—	$1.294588	$0.876311
M&E—1.40%—Freedom	$—	$—	$1.295333	$0.876311
M&E—1.50%—Landmark	$1.019683	$1.730832	$1.265974	$0.871423
M&E—1.50%—Suntrust Landmark	$1.019683	$1.730832	$1.265974	$0.871423
M&E—1.50%—Landmark Select	$1.019683	$1.730832	$1.265974	$0.871423
M&E—1.50%—Huntington Landmark	$0.971644	$1.094279	$1.196282	$0.819160
M&E—1.50%—Landmark ML	$1.019683	$1.730832	$1.265974	$0.871423
M&E—1.50%—Freedom	$—	$—	$1.284216	$0.871423
M&E—1.50%—MEMBERS Landmark	$1.019683	$1.730832	$1.265974	$—
M&E—1.55%—Landmark	$—	$—	$1.279064	$0.869011
M&E—1.55%—Landmark ML	$—	$—	$1.279064	$0.869011
M&E—1.65%—Freedom	$1.006739	$1.708815	$1.249874	$0.864146
M&E—1.70%—Freedom	$1.003308	$1.189779	$1.262846	$0.861765
M&E—1.70%—MEMBERS Freedom	$1.003308	$1.189779	$1.262846	$—
M&E—1.80%—Landmark	$0.993936	$1.687128	$1.233998	$0.856962
M&E—1.80%—Suntrust Landmark	$0.993936	$1.687128	$1.233998	$0.856962
M&E—1.80%—Landmark Select	$0.993936	$1.687128	$1.254592	$0.856962
M&E—1.80%—Huntington Landmark	$0.959394	$1.080451	$1.181162	$0.808807
M&E—1.80%—Landmark ML	$0.993936	$1.687128	$1.233998	$0.856962

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth -SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$0.989700	$1.679889	$1.228711	$0.854595
M&E—1.90%—Freedom	$0.992177	$1.176573	$1.248835	$0.852193
M&E—1.90%—MEMBERS Freedom	$0.992177	$1.176573	$1.248835	$—
M&E—1.95%—Landmark	$0.988547	$—	$—	$0.849823
M&E—1.95%—Landmark Select	$0.944739	$—	$—	$0.851811
M&E—1.95%—Huntington Landmark	$0.944739	$—	$—	$0.851811
M&E—1.95%—Landmark ML	$0.944739	$—	$—	$0.851811
M&E—2.00%—Landmark	$0.977190	$1.658628	$1.213163	$0.847472
M&E—2.00%—Suntrust Landmark	$0.977190	$1.658628	$1.213163	$0.847472
M&E—2.00%—Landmark Select	$0.977190	$1.658628	$1.213163	$0.847472
M&E—2.00%—Huntington Landmark	$0.951319	$1.071339	$1.171214	$0.802002
M&E—2.00%—Landmark ML	$0.977190	$1.658628	$1.213163	$0.847472
M&E—2.05%—Landmark	$—	$—	$—	$0.845113
M&E—2.05%—Landmark ML	$—	$—	$—	$0.845113
M&E—2.15%—Freedom	$0.964808	$1.637615	$—	$0.840438
M&E—2.20%—Freedom	$0.975803	$1.157159	$—	$0.838098
M&E—2.30%—Landmark	$0.952583	$1.616887	$—	$0.833473
M&E—2.30%—Suntrust Landmark	$0.952583	$1.616887	$—	$0.833473
M&E—2.30%—Landmark Select	$0.952583	$1.616887	$—	$0.833473
M&E—2.30%—Huntington Landmark	$0.939360	$1.057860	$—	$0.791920
M&E—2.30%—Landmark ML	$0.952583	$1.616887	$—	$0.833473
M&E—2.35%—Freedom	$0.930268	$—	$—	$0.838772
M&E—2.45%—Landmark	$0.926704	$—	$—	$0.835545
M&E—2.45%—Landmark Select	$0.926704	$—	$—	$0.835545
M&E—2.45%—Huntington Landmark	$0.926704	$—	$—	$0.835545
M&E—2.45%—Landmark ML	$0.926704	$—	$—	$0.835545

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	23,520,318.599	23,825,870.894	2,399,432.144	40,270,935.256

Cost	$237,750,402	$209,867,846	$31,003,409	$513,610,278

Investments in mutual funds, Level 1 quoted prices at net asset value	$242,494,485	$226,822,291	$30,784,714	$509,427,331
Receivable for units sold	39	221	—	—

Total assets	242,494,524	226,822,512	30,784,714	509,427,331

Liabilities
Payable for units redeemed	—	—	29	105

	$242,494,524	$226,822,512	$30,784,685	$509,427,226

Net Assets:
Deferred annuity contracts terminable by owners	$242,494,524	$226,822,512	$30,784,685	$509,427,226

Total net assets	$242,494,524	$226,822,512	$30,784,685	$509,427,226

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	832,039	626,959	—	—
M&E—1.25%—Landmark ML	—	—	—	374,968
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	153,789,877	148,026,884	16,606,163	226,604,396
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	86,433	801,867	—	—
M&E—1.30%—Huntington Landmark	3,521,188	2,718,927	148,969	8,291,228
M&E—1.30%—Landmark ML	15,779,169	11,577,811	380,127	47,586,559
M&E—1.30%—MEMBERS Landmark	12,315,517	793,187	—	5,182,451
M&E—1.40%—Landmark	72,853	100,081	—	—
M&E—1.40%—Landmark ML	—	—	—	2,749,648
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	22,881,169	43,558,537	4,239,659	56,016,239
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	72,513	—	—
M&E—1.50%—Huntington Landmark	1,546,238	2,616,799	19,463	2,330,467
M&E—1.50%—Landmark ML	1,539,712	1,911,247	160,849	12,331,494
M&E—1.50%—Freedom	—	2,983	—	—
M&E—1.50%—MEMBERS Landmark	414,737	—	—	565,515
M&E—1.55%—Landmark	545,326	567,103	—	—
M&E—1.55%—Landmark ML	—	—	—	7,841,972
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	4,192,657	6,610,895	600,669	12,796,490
M&E—1.70%—MEMBERS Freedom	904,117	325,472	—	419,805
M&E—1.80%—Landmark	7,728,506	8,106,996	655,530	16,033,378
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	95,153	266,588	11,558	836,382
M&E—1.80%—Landmark ML	991,746	417,867	32,092	4,920,778

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	5,797	—	1,574	—
M&E—1.90%—Freedom	798,028	1,081,367	137,435	2,962,177
M&E—1.90%—MEMBERS Freedom	1,542	—	—	323,131
M&E—1.95%—Landmark	4,413,620	4,883,236	593,279	—
M&E—1.95%—Landmark Select	—	50,489	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	156,745	38,333	—
M&E—2.00%—Landmark	1,373,783	1,874,366	184,344	3,124,430
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	11,249	—	53,308
M&E—2.00%—Landmark ML	522,189	—	18,614	1,172,490
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	862,174	4,298	—	—
M&E—2.20%—Freedom	—	—	—	268,276
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	109,564	25,198	49,257	—
M&E—2.45%—Landmark	421,017	463,518	5,793	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	37,610	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index -Balanced -SC Subaccount	TA Vanguard ETF Index -Growth -SC Subaccount	TA Efficient Markets -SC Subaccount	TA BlackRock Global Allocation -SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$1.091750	$1.089474	$—	$—
M&E—1.25%—Landmark ML	$1.032943	$0.958559	$—	$1.238713
M&E—1.25%—Freedom	$1.091750	$1.089474	$—	$—
M&E—1.30%—Landmark	$1.031053	$0.956851	$1.292543	$1.237087
M&E—1.30%—Suntrust Landmark	$1.031053	$0.956851	$1.066044	$—
M&E—1.30%—Landmark Select	$1.031053	$0.956851	$1.292543	$—
M&E—1.30%—Huntington Landmark	$1.031053	$0.956851	$1.292543	$1.237087
M&E—1.30%—Landmark ML	$1.031053	$0.956851	$1.292543	$1.237087
M&E—1.30%—MEMBERS Landmark	$1.031053	$0.956851	$—	$1.237087
M&E—1.40%—Landmark	$1.088338	$1.086069	$—	$—
M&E—1.40%—Landmark ML	$1.027339	$0.953385	$—	$1.233828
M&E—1.40%—Freedom	$1.088338	$1.086069	$—	$—
M&E—1.50%—Landmark	$1.023630	$0.949931	$1.284573	$1.230599
M&E—1.50%—Suntrust Landmark	$1.023630	$0.949931	$1.061609	$—
M&E—1.50%—Landmark Select	$1.023630	$0.949931	$1.284573	$—
M&E—1.50%—Huntington Landmark	$1.023630	$0.949931	$1.284573	$1.230599
M&E—1.50%—Landmark ML	$1.023630	$0.949931	$1.284573	$1.230599
M&E—1.50%—Freedom	$1.086061	$1.083791	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.023630	$0.949931	$—	$1.230599
M&E—1.55%—Landmark	$1.084947	$1.082656	$—	$—
M&E—1.55%—Landmark ML	$1.021799	$0.948214	$—	$1.229001
M&E—1.65%—Freedom	$1.018128	$0.944813	$1.278633	$—
M&E—1.70%—Freedom	$1.016279	$0.943111	$1.276650	$1.224178
M&E—1.70%—MEMBERS Freedom	$1.016279	$0.943111	$—	$1.224178
M&E—1.80%—Landmark	$1.012608	$0.939702	$1.272722	$1.220978
M&E—1.80%—Suntrust Landmark	$1.012608	$0.939702	$1.054989	$—
M&E—1.80%—Landmark Select	$1.012608	$0.939702	$1.272722	$—
M&E—1.80%—Huntington Landmark	$1.012608	$0.939702	$1.272722	$1.220978
M&E—1.80%—Landmark ML	$1.012608	$0.939702	$1.272722	$1.220978

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index -Balanced -SC Subaccount	TA Vanguard ETF Index -Growth -SC Subaccount	TA Efficient Markets -SC Subaccount	TA BlackRock Global Allocation -SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.010803	$0.938024	$1.270750	$—
M&E—1.90%—Freedom	$1.008991	$0.936339	$1.268810	$1.217802
M&E—1.90%—MEMBERS Freedom	$1.008991	$0.936339	$—	$1.217802
M&E—1.95%—Landmark	$1.007162	$0.934661	$1.266873	$—
M&E—1.95%—Landmark Select	$1.007162	$0.934661	$1.266873	$—
M&E—1.95%—Huntington Landmark	$1.007162	$0.934661	$1.266873	$—
M&E—1.95%—Landmark ML	$1.007162	$0.934661	$1.266873	$—
M&E—2.00%—Landmark	$1.005354	$0.932973	$1.264908	$1.214619
M&E—2.00%—Suntrust Landmark	$1.005354	$0.932973	$1.050629	$—
M&E—2.00%—Landmark Select	$1.005354	$0.932973	$1.264908	$—
M&E—2.00%—Huntington Landmark	$1.005354	$0.932973	$1.264908	$1.214619
M&E—2.00%—Landmark ML	$1.005354	$0.932973	$1.264908	$1.214619
M&E—2.05%—Landmark	$1.073726	$1.071485	$—	$—
M&E—2.05%—Landmark ML	$1.003566	$0.931286	$—	$1.213027
M&E—2.15%—Freedom	$0.999957	$0.927966	$1.259112	$—
M&E—2.20%—Freedom	$0.998177	$0.926287	$1.257159	$1.208286
M&E—2.30%—Landmark	$0.994571	$0.922983	$1.253307	$1.205154
M&E—2.30%—Suntrust Landmark	$0.994571	$0.922983	$1.044113	$—
M&E—2.30%—Landmark Select	$0.994571	$0.922983	$1.253307	$—
M&E—2.30%—Huntington Landmark	$0.994571	$0.922983	$1.253307	$1.205154
M&E—2.30%—Landmark ML	$0.994571	$0.922983	$1.253307	$1.205154
M&E—2.35%—Freedom	$0.992803	$0.921315	$1.251387	$—
M&E—2.45%—Landmark	$0.989269	$0.918034	$1.247569	$—
M&E—2.45%—Landmark Select	$0.989269	$0.918034	$1.247569	$—
M&E—2.45%—Huntington Landmark	$0.989269	$0.918034	$1.247569	$—
M&E—2.45%—Landmark ML	$0.989269	$0.918034	$1.247569	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear -OAM -SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—
Cost	$—	$—	$—	$—

Number of shares—Service	14,825,733.992	20,280,239.236	2,577,482.071	1,694,304.825

Cost	$196,683,246	$84,261,842	$26,820,730	$18,504,724

Investments in mutual funds,
Level 1 quoted prices at net asset value	$203,112,556	$67,533,197	$24,331,431	$16,587,244
Receivable for units sold	112	5	22	20

Total assets	203,112,668	67,533,202	24,331,453	16,587,264

Liabilities
Payable for units redeemed	—	—	—	—

	$203,112,668	$67,533,202	$24,331,453	$16,587,264

Net Assets:
Deferred annuity contracts terminable by owners	$203,112,668	$67,533,202	$24,331,453	$16,587,264

Total net assets	$203,112,668	$67,533,202	$24,331,453	$16,587,264

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	2,122,949	—	—	—
M&E—1.25%—Landmark ML	80,114	—	—	—
M&E—1.25%—Freedom	55,760	—	—	—
M&E—1.30%—Landmark	76,743,855	135,973,293	18,197,133	12,621,113
M&E—1.30%—Suntrust Landmark	12,181	—	—	—
M&E—1.30%—Landmark Select	23,933	—	—	—
M&E—1.30%—Huntington Landmark	7,512,174	4,199,142	84,867	2,954
M&E—1.30%—Landmark ML	8,752,538	3,772,224	269,918	—
M&E—1.30%—MEMBERS Landmark	994,310	486,209	235,854	—
M&E—1.40%—Landmark	1,090,878	—	—	—
M&E—1.40%—Landmark ML	214,679	—	—	—
M&E—1.40%—Freedom	550,569	—	—	—
M&E—1.50%—Landmark	24,328,005	44,897,510	6,058,080	4,965,306
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	7,093	—	—	—
M&E—1.50%—Huntington Landmark	2,041,606	2,818,090	60,556	10,822
M&E—1.50%—Landmark ML	1,256,978	500,947	38,353	17,267
M&E—1.50%—Freedom	770,025	—	—	—
M&E—1.50%—MEMBERS Landmark	118,769	271,117	109,584	—
M&E—1.55%—Landmark	12,502,532	—	—	—
M&E—1.55%—Landmark ML	273,180	—	—	—
M&E—1.65%—Freedom	601,326	—	—	—
M&E—1.70%—Freedom	4,665,448	7,896,841	1,077,769	563,207
M&E—1.70%—MEMBERS Freedom	53,618	—	132,111	—
M&E—1.80%—Landmark	3,639,232	4,309,748	433,614	458,863
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	1,024,422	472,217	7,647	—
M&E—1.80%—Landmark ML	451,179	408,835	28,276	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	945,970	—	—	—
M&E—1.90%—Freedom	989,539	2,241,749	544,991	62,962
M&E—1.90%—MEMBERS Freedom	9,414	—	21,651	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	807,396	1,916,114	226,874	318,161
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	17,839	131,078	8,253	—
M&E—2.00%—Landmark ML	377,202	111,140	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	39,050	—	52,335	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear -OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$1.129702	$—	$—	$—
M&E—1.25%—Landmark ML	$1.129702	$—	$—	$—
M&E—1.25%—Freedom	$1.129702	$—	$—	$—
M&E—1.30%—Landmark	$1.359202	$0.321699	$0.883639	$0.873700
M&E—1.30%—Suntrust Landmark	$1.128521	$—	$0.883639	$0.873700
M&E—1.30%—Landmark Select	$1.128521	$—	$0.883639	$0.873700
M&E—1.30%—Huntington Landmark	$1.359202	$0.321699	$0.883639	$0.873700
M&E—1.30%—Landmark ML	$1.359202	$0.321699	$0.883639	$0.873700
M&E—1.30%—MEMBERS Landmark	$1.359202	$0.321699	$0.883639	$—
M&E—1.40%—Landmark	$1.126149	$—	$—	$—
M&E—1.40%—Landmark ML	$1.126149	$—	$—	$—
M&E—1.40%—Freedom	$1.126149	$—	$—	$—
M&E—1.50%—Landmark	$1.352082	$0.320009	$0.879968	$0.870065
M&E—1.50%—Suntrust Landmark	$1.123816	$—	$0.879968	$0.870065
M&E—1.50%—Landmark Select	$1.123816	$—	$0.879968	$0.870065
M&E—1.50%—Huntington Landmark	$1.352082	$0.320009	$0.879968	$0.870065
M&E—1.50%—Landmark ML	$1.352082	$0.320009	$0.879968	$0.870065
M&E—1.50%—Freedom	$1.123816	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.352082	$0.320009	$0.879968	$—
M&E—1.55%—Landmark	$1.122662	$—	$—	$—
M&E—1.55%—Landmark ML	$1.122662	$—	$—	$—
M&E—1.65%—Freedom	$1.120311	$—	$—	$—
M&E—1.70%—Freedom	$1.345008	$0.318340	$0.876298	$0.866452
M&E—1.70%—MEMBERS Freedom	$1.345008	$0.318340	$0.876298	$—
M&E—1.80%—Landmark	$1.341484	$0.317488	$0.874486	$0.864655
M&E—1.80%—Suntrust Landmark	$1.116845	$—	$0.874486	$0.864655
M&E—1.80%—Landmark Select	$1.116845	$—	$0.874486	$0.864655
M&E—1.80%—Huntington Landmark	$1.341484	$0.317488	$0.874486	$0.864655
M&E—1.80%—Landmark ML	$1.341484	$0.317488	$0.874486	$0.864655

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear -OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth - SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.115670	$—	$—	$—
M&E—1.90%—Freedom	$1.337994	$0.316659	$0.872677	$0.862860
M&E—1.90%—MEMBERS Freedom	$1.337994	$0.316659	$0.872677	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$1.334505	$0.315837	$0.870855	$0.861075
M&E—2.00%—Suntrust Landmark	$1.112201	$—	$0.870855	$0.861075
M&E—2.00%—Landmark Select	$1.112201	$—	$0.870855	$0.861075
M&E—2.00%—Huntington Landmark	$1.334505	$0.315837	$0.870855	$0.861075
M&E—2.00%—Landmark ML	$1.334505	$0.315837	$0.870855	$0.861075
M&E—2.05%—Landmark	$1.111050	$—	$—	$—
M&E—2.05%—Landmark ML	$1.111050	$—	$—	$—
M&E—2.15%—Freedom	$1.108752	$—	$—	$—
M&E—2.20%—Freedom	$1.327540	$—	$0.867249	$0.857507
M&E—2.30%—Landmark	$1.324086	$—	$0.865458	$0.855730
M&E—2.30%—Suntrust Landmark	$1.105311	$—	$0.865458	$0.855730
M&E—2.30%—Landmark Select	$1.105311	$—	$0.865458	$0.855730
M&E—2.30%—Huntington Landmark	$1.324086	$—	$0.865458	$0.855730
M&E—2.30%—Landmark ML	$1.324086	$—	$0.865458	$0.855730
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index -Conservative - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	1,905,896.069	3,301,593.675	11,381,170.367	5,395,999.763

Cost	$20,637,350	$35,738,622	$126,636,339	$59,050,258

Investments in mutual funds,
Level 1 quoted prices at net asset value	$19,268,609	$34,435,622	$126,786,238	$60,327,277
Receivable for units sold	2	7	98	—

Total assets	19,268,611	34,435,629	126,786,336	60,327,277

Liabilities
Payable for units redeemed	—	—	—	93

	$19,268,611	$34,435,629	$126,786,336	$60,327,184

Net Assets:
Deferred annuity contracts terminable by owners	$19,268,611	$34,435,629	$126,786,336	$60,327,184

Total net assets	$19,268,611	$34,435,629	$126,786,336	$60,327,184

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	15,190,229	24,904,584	88,628,929	35,794,878
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	107,770	15,897	21,114	555,871
M&E—1.30%—Landmark ML	20,224	—	7,997	2,880,126
M&E—1.30%—MEMBERS Landmark	—	—	—	4,481,991
M&E—1.40%—Landmark	—	—	—	7,151
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	37,491
M&E—1.50%—Landmark	3,804,137	7,354,859	19,540,038	3,362,323
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	2,453	—
M&E—1.50%—Huntington Landmark	—	67,562	20,751	187,109
M&E—1.50%—Landmark ML	—	23,901	40,213	339,995
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	174,900
M&E—1.55%—Landmark	—	—	—	284,010
M&E—1.55%—Landmark ML	—	—	—	175,724
M&E—1.65%—Freedom	—	—	—	112,345
M&E—1.70%—Freedom	1,039,664	3,637,133	12,586,031	1,471,304
M&E—1.70%—MEMBERS Freedom	—	—	—	204,306
M&E—1.80%—Landmark	357,136	961,295	2,894,367	4,315,796
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	64,459
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	743,364	79,681	1,245,575	130,277
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	148,326
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	36,164	43,547	974,621	271,659
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	85,133	—	—	2,856
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	104,245	40,195	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$1.099705
M&E—1.25%—Landmark ML	$—	$—	$—	$1.099705
M&E—1.25%—Freedom	$—	$—	$—	$1.099705
M&E—1.30%—Landmark	$0.902735	$0.927731	$1.008203	$1.098537
M&E—1.30%—Suntrust Landmark	$0.902735	$0.927731	$1.008203	$1.098537
M&E—1.30%—Landmark Select	$0.902735	$0.927731	$1.008203	$1.098537
M&E—1.30%—Huntington Landmark	$0.902735	$0.927731	$1.008203	$1.098537
M&E—1.30%—Landmark ML	$0.902735	$0.927731	$1.008203	$1.098537
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$1.098537
M&E—1.40%—Landmark	$—	$—	$—	$1.096261
M&E—1.40%—Landmark ML	$—	$—	$—	$1.096261
M&E—1.40%—Freedom	$—	$—	$—	$1.096261
M&E—1.50%—Landmark	$0.898985	$0.923880	$1.003967	$1.093979
M&E—1.50%—Suntrust Landmark	$0.898985	$0.923880	$1.003967	$1.093979
M&E—1.50%—Landmark Select	$0.898985	$0.923880	$1.003967	$1.093979
M&E—1.50%—Huntington Landmark	$0.898985	$0.923880	$1.003967	$1.093979
M&E—1.50%—Landmark ML	$0.898985	$0.923880	$1.003967	$1.093979
M&E—1.50%—Freedom	$—	$—	$—	$1.093979
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$1.093979
M&E—1.55%—Landmark	$—	$—	$—	$1.092843
M&E—1.55%—Landmark ML	$—	$—	$—	$1.092843
M&E—1.65%—Freedom	$—	$—	$—	$1.090563
M&E—1.70%—Freedom	$0.895237	$0.920039	$0.999810	$1.089421
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$1.089421
M&E—1.80%—Landmark	$0.893389	$0.918114	$0.997741	$1.087169
M&E—1.80%—Suntrust Landmark	$0.893389	$0.918114	$0.997741	$1.087169
M&E—1.80%—Landmark Select	$0.893389	$0.918114	$0.997741	$1.087169
M&E—1.80%—Huntington Landmark	$0.893389	$0.918114	$0.997741	$1.087169
M&E—1.80%—Landmark ML	$0.893389	$0.918114	$0.997741	$1.087169

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index - Conservative - SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$1.086035
M&E—1.90%—Freedom	$0.891527	$0.916220	$0.995670	$1.084909
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$1.084909
M&E—1.95%—Landmark	$—	$—	$—	$1.083783
M&E—1.95%—Landmark Select	$—	$—	$—	$1.083783
M&E—1.95%—Huntington Landmark	$—	$—	$—	$1.083783
M&E—1.95%—Landmark ML	$—	$—	$—	$1.083783
M&E—2.00%—Landmark	$0.889689	$0.914306	$0.993605	$1.082666
M&E—2.00%—Suntrust Landmark	$0.889689	$0.914306	$0.993605	$1.082666
M&E—2.00%—Landmark Select	$0.889689	$0.914306	$0.993605	$1.082666
M&E—2.00%—Huntington Landmark	$0.889689	$0.914306	$0.993605	$1.082666
M&E—2.00%—Landmark ML	$0.889689	$0.914306	$0.993605	$1.082666
M&E—2.05%—Landmark	$—	$—	$—	$1.081544
M&E—2.05%—Landmark ML	$—	$—	$—	$1.081544
M&E—2.15%—Freedom	$—	$—	$—	$1.079305
M&E—2.20%—Freedom	$0.885991	$0.910519	$0.989504	$1.078189
M&E—2.30%—Landmark	$0.884163	$0.908646	$0.987450	$1.075961
M&E—2.30%—Suntrust Landmark	$0.884163	$0.908646	$0.987450	$1.075961
M&E—2.30%—Landmark Select	$0.884163	$0.908646	$0.987450	$1.075961
M&E—2.30%—Huntington Landmark	$0.884163	$0.908646	$0.987450	$1.075961
M&E—2.30%—Landmark ML	$0.884163	$0.908646	$0.987450	$1.075961
M&E—2.35%—Freedom	$—	$—	$—	$1.074850
M&E—2.45%—Landmark	$—	$—	$—	$1.072630
M&E—2.45%—Landmark Select	$—	$—	$—	$1.072630
M&E—2.45%—Huntington Landmark	$—	$—	$—	$1.072630
M&E—2.45%—Landmark ML	$—	$—	$—	$1.072630

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	1,397,913.863	1,245,106.247	2,202,118.640	98,919.203

Cost	$16,117,028	$16,663,306	$23,214,814	$935,386

Investments in mutual funds, Level 1 quoted prices at net asset value	$15,628,677	$16,796,483	$23,716,818	$944,678
Receivable for units sold	—	—	—	—

Total assets	15,628,677	16,796,483	23,716,818	944,678

Liabilities
Payable for units redeemed	11	10	22	2

	$15,628,666	$16,796,473	$23,716,796	$944,676

Net Assets:
Deferred annuity contracts terminable by owners	$15,628,666	$16,796,473	$23,716,796	$944,676

Total net assets	$15,628,666	$16,796,473	$23,716,796	$944,676

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	84,064	128,647	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	5,550	—	—
M&E—1.30%—Landmark	9,369,732	3,806,868	11,893,875	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	749,732	27,422	547,292	—
M&E—1.30%—Landmark ML	104,091	34,455	1,845,111	—
M&E—1.30%—MEMBERS Landmark	85,252	—	2,055,789	747,679
M&E—1.40%—Landmark	28,838	320,452	—	—
M&E—1.40%—Landmark ML	31,066	89,185	—	—
M&E—1.40%—Freedom	5,780	149,464	—	—
M&E—1.50%—Landmark	2,159,953	2,836,009	2,438,666	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	18,987	54,349	—
M&E—1.50%—Landmark ML	19,847	123,456	375,035	—
M&E—1.50%—Freedom	—	25,300	—	—
M&E—1.50%—MEMBERS Landmark	326,269	—	185,591	232,353
M&E—1.55%—Landmark	635,638	3,469,591	—	—
M&E—1.55%—Landmark ML	46,618	132,035	—	—
M&E—1.65%—Freedom	44,183	1,746,281	—	—
M&E—1.70%—Freedom	239,743	373,828	2,161,806	—
M&E—1.70%—MEMBERS Freedom	72,802	—	183,868	18,027
M&E—1.80%—Landmark	72,760	31,091	183,710	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	5,392	—
M&E—1.80%—Landmark ML	—	—	37,534	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	3,113	—	—
M&E—1.90%—Freedom	185,138	90,270	200,030	—
M&E—1.90%—MEMBERS Freedom	—	—	28,444	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	32,000	21,785	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	4,076	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$1.098560	$1.255336	$—	$—
M&E—1.25%—Landmark ML	$1.098560	$1.255336	$—	$—
M&E—1.25%—Freedom	$1.098560	$1.255336	$—	$—
M&E—1.30%—Landmark	$1.097401	$1.254029	$1.067818	$—
M&E—1.30%—Suntrust Landmark	$1.097401	$1.254029	$—	$—
M&E—1.30%—Landmark Select	$1.097401	$1.254029	$1.067818	$—
M&E—1.30%—Huntington Landmark	$1.097401	$1.254029	$1.067818	$—
M&E—1.30%—Landmark ML	$1.097401	$1.254029	$1.067818	$—
M&E—1.30%—MEMBERS Landmark	$1.097401	$—	$1.067818	$0.946847
M&E—1.40%—Landmark	$1.095118	$1.251416	$—	$—
M&E—1.40%—Landmark ML	$1.095118	$1.251416	$—	$—
M&E—1.40%—Freedom	$1.095118	$1.251416	$—	$—
M&E—1.50%—Landmark	$1.092834	$1.248810	$1.066426	$—
M&E—1.50%—Suntrust Landmark	$1.092834	$1.248810	$—	$—
M&E—1.50%—Landmark Select	$1.092834	$1.248810	$1.066426	$—
M&E—1.50%—Huntington Landmark	$1.092834	$1.248810	$1.066426	$—
M&E—1.50%—Landmark ML	$1.092834	$1.248810	$1.066426	$—
M&E—1.50%—Freedom	$1.093979	$1.248810	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.092834	$—	$1.066426	$0.945606
M&E—1.55%—Landmark	$1.091708	$1.247505	$—	$—
M&E—1.55%—Landmark ML	$1.091708	$1.247505	$—	$—
M&E—1.65%—Freedom	$1.089428	$1.244913	$—	$—
M&E—1.70%—Freedom	$1.088300	$1.243623	$1.065040	$—
M&E—1.70%—MEMBERS Freedom	$1.088300	$—	$1.065040	$0.944379
M&E—1.80%—Landmark	$1.086040	$1.241043	$1.064340	$—
M&E—1.80%—Suntrust Landmark	$1.086040	$1.241043	$—	$—
M&E—1.80%—Landmark Select	$1.086040	$1.241043	$1.064340	$—
M&E—1.80%—Huntington Landmark	$1.086040	$1.241043	$1.064340	$—
M&E—1.80%—Landmark ML	$1.086040	$1.241043	$1.064340	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Moderate Growth Allocation - SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$1.084920	$1.239745	$—	$—
M&E—1.90%—Freedom	$1.083781	$1.238471	$1.063648	$—
M&E—1.90%—MEMBERS Freedom	$1.083781	$—	$1.063648	$0.943143
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$1.081538	$1.235895	$1.062964	$—
M&E—2.00%—Suntrust Landmark	$1.081538	$1.235895	$—	$—
M&E—2.00%—Landmark Select	$1.081538	$1.235895	$1.062964	$—
M&E—2.00%—Huntington Landmark	$1.081538	$1.235895	$1.062964	$—
M&E—2.00%—Landmark ML	$1.081538	$1.235895	$1.062964	$—
M&E—2.05%—Landmark	$1.080415	$1.234613	$—	$—
M&E—2.05%—Landmark ML	$1.080415	$1.234613	$—	$—
M&E—2.15%—Freedom	$1.078183	$1.232065	$—	$—
M&E—2.20%—Freedom	$1.077071	$1.230789	$1.061576	$—
M&E—2.30%—Landmark	$1.074836	$1.228247	$1.060897	$—
M&E—2.30%—Suntrust Landmark	$1.074836	$1.228247	$—	$—
M&E—2.30%—Landmark Select	$1.074836	$1.228247	$1.060897	$—
M&E—2.30%—Huntington Landmark	$1.074836	$1.228247	$1.060897	$—
M&E—2.30%—Landmark ML	$1.074836	$1.228247	$1.060897	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	1,070,473.813	1,176,154.895	737,222.727	144,544.686

Cost	$10,320,565	$11,706,113	$7,301,831	$1,348,048

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,415,710	$12,020,303	$7,350,111	$1,341,375
Receivable for units sold	4	12	—	—

Total assets	10,415,714	12,020,315	7,350,111	1,341,375

Liabilities
Payable for units redeemed	—	—	—	4

	$10,415,714	$12,020,315	$7,350,111	$1,341,371

Net Assets:
Deferred annuity contracts terminable by owners	$10,415,714	$12,020,315	$7,350,111	$1,341,371

Total net assets	$10,415,714	$12,020,315	$7,350,111	$1,341,371

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income -SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	9,044,201	10,388,521	6,347,383	879,764
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	1,704,544	830,282	878,134	401,525
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	48,789	592,412	211,846	61,905
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income -SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	1,618	54,310	—	115,840
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$0.964705	$1.013289	$0.988493	$0.920077
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$0.963442	$1.011959	$0.987209	$0.918868
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$0.962185	$1.010639	$0.985925	$0.917682
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA Madison Balanced Allocation - SC Subaccount	TA Madison Diversified Income -SC Subaccount	TA Madison Conservative Allocation -SC Subaccount	TA Madison Large Cap Growth - SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$0.960930	$1.009318	$0.984632	$0.916475
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares—Service	5,039,481.527	1,008,523.668	4,816,822.488	969,899.183

Cost	$47,323,965	$9,749,317	$47,336,177	$13,348,180

Investments in mutual funds,
Level 1 quoted prices at net asset value	$46,816,783	$9,782,680	$47,686,543	$13,374,910
Receivable for units sold	21,205	9	—	—

Total assets	46,837,988	9,782,689	47,686,543	13,374,910

Liabilities
Payable for units redeemed	—	—	286	2

	$46,837,988	$9,782,689	$47,686,257	$13,374,908

Net Assets:
Deferred annuity contracts terminable by owners	$46,837,988	$9,782,689	$47,686,257	$13,374,908

Total net assets	$46,837,988	$9,782,689	$47,686,257	$13,374,908

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	34,994,570	7,245,448	31,118,637	6,474,217
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	727,411	98,517	1,009,190	125,984
M&E—1.30%—Landmark ML	411,907	208,900	2,534,981	1,491,955
M&E—1.30%—MEMBERS Landmark	—	—	1,511,945	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	9,805,061	1,772,627	7,150,855	3,205,252
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	246,755	—	224,777	4,752
M&E—1.50%—Landmark ML	53,195	—	140,724	335,842
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	285,171	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	2,118,921	561,244	1,797,531	890,235
M&E—1.70%—MEMBERS Freedom	—	—	79,880	—
M&E—1.80%—Landmark	670,300	—	988,737	55,566
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	40,599
M&E—1.80%—Huntington Landmark	279,522	—	83,458	—
M&E—1.80%—Landmark ML	12,303	108,916	441,867	39,765

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	1,055,688	178,689	473,398	16,027
M&E—1.90%—MEMBERS Freedom	—	—	37,762	—
M&E—1.95%—Landmark	—	—	223,939	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	417,168	2,488	401,437	99,455
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	36,432	—	—	—
M&E—2.00%—Landmark ML	—	—	103,065	23,656
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	50,901	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$0.921070	$0.961731	$0.981563	$1.045293
M&E—1.30%—Suntrust Landmark	$0.921070	$—	$0.981563	$—
M&E—1.30%—Landmark Select	$0.921070	$0.961731	$0.981563	$1.045293
M&E—1.30%—Huntington Landmark	$0.921070	$0.961731	$0.981563	$1.045293
M&E—1.30%—Landmark ML	$0.921070	$0.961731	$0.981563	$1.045293
M&E—1.30%—MEMBERS Landmark	$—	$—	$0.981563	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$0.919864	$0.960465	$0.980272	$1.043947
M&E—1.50%—Suntrust Landmark	$0.919864	$—	$0.980272	$—
M&E—1.50%—Landmark Select	$0.919864	$0.960465	$0.980272	$1.043947
M&E—1.50%—Huntington Landmark	$0.919864	$0.960465	$0.980272	$1.043947
M&E—1.50%—Landmark ML	$0.919864	$0.960465	$0.980272	$1.043947
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$0.980272	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$0.918658	$0.959215	$0.978990	$1.042579
M&E—1.70%—MEMBERS Freedom	$—	$—	$0.978990	$—
M&E—1.80%—Landmark	$0.918066	$0.958587	$0.978354	$1.041900
M&E—1.80%—Suntrust Landmark	$0.918066	$—	$0.978354	$—
M&E—1.80%—Landmark Select	$0.918066	$0.958587	$0.978354	$1.041900
M&E—1.80%—Huntington Landmark	$0.918066	$0.958587	$0.978354	$1.041900
M&E—1.80%—Landmark ML	$0.918066	$0.958587	$0.978354	$1.041900

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$0.917463	$0.957966	$0.977710	$1.041220
M&E—1.90%—MEMBERS Freedom	$—	$—	$0.977710	$—
M&E—1.95%—Landmark	$—	$—	$0.977398	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$0.916867	$0.957342	$0.977077	$1.040550
M&E—2.00%—Suntrust Landmark	$0.916867	$—	$0.977077	$—
M&E—2.00%—Landmark Select	$0.916867	$0.957342	$0.977077	$1.040550
M&E—2.00%—Huntington Landmark	$0.916867	$0.957342	$0.977077	$1.040550
M&E—2.00%—Landmark ML	$0.916867	$0.957342	$0.977077	$1.040550
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$0.915678	$0.956089	$0.975814	$1.039188
M&E—2.30%—Landmark	$0.915081	$0.955474	$0.975186	$1.038517
M&E—2.30%—Suntrust Landmark	$0.915081	$—	$0.975186	$—
M&E—2.30%—Landmark Select	$0.915081	$0.955474	$0.975186	$1.038517
M&E—2.30%—Huntington Landmark	$0.915081	$0.955474	$0.975186	$1.038517
M&E—2.30%—Landmark ML	$0.915081	$0.955474	$0.975186	$1.038517
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$1.004699	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	—	3,345,372.110	287,625.836	2,633,866.126

Cost	$—	$19,906,392	$6,646,996	$53,656,449

Number of shares—Service	2,661,021.877	—	—	—

Cost	$32,969,103	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$33,236,163	$20,339,862	$6,057,400	$47,040,849
Receivable for units sold	6	13	2	—

Total assets	33,236,169	20,339,875	6,057,402	47,040,849

Liabilities
Payable for units redeemed	—	—	—	18

	$33,236,169	$20,339,875	$6,057,402	$47,040,831

Net Assets:
Deferred annuity contracts terminable by owners	$33,236,169	$20,339,875	$6,057,402	$47,040,831

Total net assets	$33,236,169	$20,339,875	$6,057,402	$47,040,831

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	1,132,695	195,079	3,245,096
M&E—1.25%—Landmark ML	—	38,143	4,392	692,531
M&E—1.25%—Freedom	—	6,730	—	116,716
M&E—1.30%—Landmark	—	6,012,389	2,480,184	7,901,921
M&E—1.30%—Suntrust Landmark	—	160,277	7,232	—
M&E—1.30%—Landmark Select	—	10,444	27,761	—
M&E—1.30%—Huntington Landmark	—	199,358	100,250	84,802
M&E—1.30%—Landmark ML	—	310,438	1,548	745,778
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	242,693	158,344	1,096,543
M&E—1.40%—Landmark ML	—	122,090	38,530	367,664
M&E—1.40%—Freedom	—	127,237	18,088	517,418
M&E—1.50%—Landmark	—	2,298,100	661,398	11,876,865
M&E—1.50%—Suntrust Landmark	—	—	188	5,771
M&E—1.50%—Landmark Select	—	—	35,494	33,212
M&E—1.50%—Huntington Landmark	—	18,759	27,559	80,613
M&E—1.50%—Landmark ML	—	109,806	41,749	3,759,626
M&E—1.50%—Freedom	—	162,613	14,949	114,863
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	10,453,150	2,231,284	11,598,741
M&E—1.55%—Landmark ML	—	1,254,096	447,366	1,700,474
M&E—1.65%—Freedom	—	82,862	60,201	175,498
M&E—1.70%—Freedom	—	270,561	96,569	1,236,624
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	151,052	38,509	139,832
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	18,363	—
M&E—1.80%—Landmark ML	—	—	—	46,663

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	85,044	1,497	10,028
M&E—1.90%—Freedom	—	47,993	24,937	7,354
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	4,725	15,577	59,934
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	102,231	—	220,009
M&E—2.20%—Freedom	—	—	—	136,379
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$0.888489	$0.920407	$1.024988
M&E—1.25%—Landmark ML	$—	$0.888489	$0.920407	$1.024988
M&E—1.25%—Freedom	$—	$0.667878	$0.728298	$0.809530
M&E—1.30%—Landmark	$—	$0.884240	$0.916022	$1.130799
M&E—1.30%—Suntrust Landmark	$—	$0.884240	$0.916022	$1.130799
M&E—1.30%—Landmark Select	$—	$0.884240	$0.916022	$1.130799
M&E—1.30%—Huntington Landmark	$—	$0.693871	$0.723202	$0.824790
M&E—1.30%—Landmark ML	$—	$0.884240	$0.916022	$1.130799
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$0.875841	$0.907326	$1.008920
M&E—1.40%—Landmark ML	$—	$0.875841	$0.907326	$1.008920
M&E—1.40%—Freedom	$—	$0.854642	$0.913375	$1.069300
M&E—1.50%—Landmark	$—	$0.867529	$0.898691	$0.998373
M&E—1.50%—Suntrust Landmark	$—	$0.867529	$0.898691	$0.998373
M&E—1.50%—Landmark Select	$—	$0.867529	$0.898691	$0.998373
M&E—1.50%—Huntington Landmark	$—	$0.688019	$0.717072	$0.817844
M&E—1.50%—Landmark ML	$—	$0.867529	$0.898691	$0.998373
M&E—1.50%—Freedom	$—	$0.867529	$0.898691	$0.998373
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$0.863392	$0.894415	$0.993144
M&E—1.55%—Landmark ML	$—	$0.863392	$0.894415	$0.993144
M&E—1.65%—Freedom	$—	$0.855226	$0.885948	$0.982776
M&E—1.70%—Freedom	$—	$0.725911	$0.741917	$0.909986
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$0.843097	$0.873404	$1.078183
M&E—1.80%—Suntrust Landmark	$—	$0.843097	$0.873404	$1.078183
M&E—1.80%—Landmark Select	$—	$0.843097	$0.873404	$1.078183
M&E—1.80%—Huntington Landmark	$—	$0.679302	$0.708011	$0.807498
M&E—1.80%—Landmark ML	$—	$0.843097	$0.873404	$1.078183

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$1.091906	$1.058775	$1.291092
M&E—1.90%—Freedom	$—	$0.717856	$0.733709	$0.899895
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$1.078055	$1.045370	$1.274754
M&E—2.00%—Suntrust Landmark	$—	$1.078055	$1.045370	$1.274754
M&E—2.00%—Landmark Select	$—	$1.078055	$1.045370	$1.274754
M&E—2.00%—Huntington Landmark	$—	$0.673571	$0.702045	$0.800676
M&E—2.00%—Landmark ML	$—	$1.078055	$1.045370	$1.274754
M&E—2.05%—Landmark	$—	$0.823287	$0.852885	$1.052896
M&E—2.05%—Landmark ML	$—	$0.823287	$0.852885	$1.052896
M&E—2.15%—Freedom	$—	$1.064400	$1.032148	$1.258579
M&E—2.20%—Freedom	$—	$0.705960	$0.721556	$0.885000
M&E—2.30%—Landmark	$—	$1.050917	$1.019073	$1.242655
M&E—2.30%—Suntrust Landmark	$—	$1.050917	$1.019073	$1.242655
M&E—2.30%—Landmark Select	$—	$1.050917	$1.019073	$1.242655
M&E—2.30%—Huntington Landmark	$—	$0.665100	$0.693225	$0.790629
M&E—2.30%—Landmark ML	$—	$1.050917	$1.019073	$1.242655
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	19,534,006	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	1,474,088	—	—	—
M&E—1.30%—Landmark ML	4,729,032	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	3,272,896	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	435,031	—	—	—
M&E—1.50%—Landmark ML	338,865	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	1,762,415	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	359,283	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	20,409	—	—	—
M&E—1.80%—Landmark ML	1,019,436	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	239,133	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	21,032	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	166,399	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	$0000000	$0000000	$0000000	$0000000
	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$0.996413	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$0.996413	$—	$—	$—
M&E—1.30%—Huntington Landmark	$0.996413	$—	$—	$—
M&E—1.30%—Landmark ML	$0.996413	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$0.995114	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$0.995114	$—	$—	$—
M&E—1.50%—Huntington Landmark	$0.995114	$—	$—	$—
M&E—1.50%—Landmark ML	$0.995114	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$0.993819	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$0.993167	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$0.993167	$—	$—	$—
M&E—1.80%—Huntington Landmark	$0.993167	$—	$—	$—
M&E—1.80%—Landmark ML	$0.993167	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	$00000000	$00000000	$00000000	$00000000
	TA JPMorgan Tactical Allocation - SC Subaccount	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$0.992523	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$0.991877	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$0.991877	$—	$—	$—
M&E—2.00%—Huntington Landmark	$0.991877	$—	$—	$—
M&E—2.00%—Landmark ML	$0.991877	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$0.990586	$—	$—	$—
M&E—2.30%—Landmark	$0.989952	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$0.989952	$—	$—	$—
M&E—2.30%—Huntington Landmark	$0.989952	$—	$—	$—
M&E—2.30%—Landmark ML	$0.989952	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares—Initial	887,556.068	2,646,980.972	460,136.034	185,634.467

Cost	$22,103,676	$28,404,865	$12,952,510	$2,721,735

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$23,111,960	$28,587,394	$16,983,621	$2,817,931
Receivable for units sold	—	—	—	—

Total assets	23,111,960	28,587,394	16,983,621	2,817,931

Liabilities
Payable for units redeemed	—	15	12	—

	$23,111,960	$28,587,379	$16,983,609	$2,817,931

Net Assets:
Deferred annuity contracts terminable by owners	$23,111,960	$28,587,379	$16,983,609	$2,817,931

Total net assets	$23,111,960	$28,587,379	$16,983,609	$2,817,931

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	1,026,077	—	833,109	289,109
M&E—1.25%—Landmark ML	311,362	—	124,666	14,025
M&E—1.25%—Freedom	42,760	—	26,837	5,377
M&E—1.30%—Landmark	4,492,418	11,020,431	2,066,773	—
M&E—1.30%—Suntrust Landmark	—	—	18,099	—
M&E—1.30%—Landmark Select	10,826	—	14,979	—
M&E—1.30%—Huntington Landmark	16,840	231,301	14,611	—
M&E—1.30%—Landmark ML	633,847	739,429	30,804	—
M&E—1.30%—MEMBERS Landmark	—	97,326	—	—
M&E—1.40%—Landmark	503,086	—	1,028,388	417,265
M&E—1.40%—Landmark ML	267,848	—	179,019	93,448
M&E—1.40%—Freedom	70,786	—	345,701	31,465
M&E—1.50%—Landmark	6,688,114	4,270,468	2,770,634	429,328
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	92,678	4,215	5,851	—
M&E—1.50%—Landmark ML	2,317,892	1,614,982	436,621	249,983
M&E—1.50%—Freedom	197,973	—	31,934	4,602
M&E—1.50%—MEMBERS Landmark	—	87,658	—	—
M&E—1.55%—Landmark	8,153,164	—	7,500,468	96,628
M&E—1.55%—Landmark ML	2,034,000	—	1,387,652	260,068
M&E—1.65%—Freedom	71,655	16,397	260,039	51,556
M&E—1.70%—Freedom	384,221	1,422,742	163,320	—
M&E—1.70%—MEMBERS Freedom	—	7,056	—	—
M&E—1.80%—Landmark	89,376	1,117,477	51,677	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	10,730	—	—
M&E—1.80%—Landmark ML	—	37,886	—	—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	1,690	—	1,256	—
M&E—1.90%—Freedom	24,397	549	22,420	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	1,104,511	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	50,537	—	—
M&E—2.00%—Landmark	53,883	363,878	10,097	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	15,706	—	—	—
M&E—2.00%—Landmark ML	—	29,701	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	197,342	—	115,834	—
M&E—2.20%—Freedom	132,089	—	10,251	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—
M&E—2.45%—Landmark	—	47,193	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	$00000000	$00000000	$00000000	$00000000
	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$0.790303	$—	$1.227967	$1.484495
M&E—1.25%—Landmark ML	$0.790303	$—	$1.227967	$1.484495
M&E—1.25%—Freedom	$0.901922	$—	$1.040555	$1.008706
M&E—1.30%—Landmark	$1.054017	$1.289515	$1.782863	$—
M&E—1.30%—Suntrust Landmark	$1.054017	$—	$1.782863	$—
M&E—1.30%—Landmark Select	$1.054017	$1.289515	$1.782863	$—
M&E—1.30%—Huntington Landmark	$0.888764	$1.289515	$1.029618	$—
M&E—1.30%—Landmark ML	$1.054017	$1.289515	$1.782863	$—
M&E—1.30%—MEMBERS Landmark	$—	$1.289515	$—	$—
M&E—1.40%—Landmark	$0.777914	$—	$0.630620	$1.455683
M&E—1.40%—Landmark ML	$0.777914	$—	$0.630620	$1.455683
M&E—1.40%—Freedom	$1.108550	$—	$1.611793	$1.477878
M&E—1.50%—Landmark	$0.769766	$1.281555	$1.196068	$1.445927
M&E—1.50%—Suntrust Landmark	$0.769766	$—	$1.196068	$—
M&E—1.50%—Landmark Select	$0.769766	$1.281555	$1.196068	$—
M&E—1.50%—Huntington Landmark	$0.881242	$1.281555	$1.020882	$—
M&E—1.50%—Landmark ML	$0.769766	$1.281555	$1.196068	$1.445927
M&E—1.50%—Freedom	$0.769766	$—	$0.683425	$1.439661
M&E—1.50%—MEMBERS Landmark	$—	$1.281555	$—	$—
M&E—1.55%—Landmark	$0.765726	$—	$0.679643	$1.431772
M&E—1.55%—Landmark ML	$0.765726	$—	$0.679643	$1.431772
M&E—1.65%—Freedom	$0.757722	$1.275667	$0.672165	$1.415964
M&E—1.70%—Freedom	$0.901288	$1.273704	$1.174386	$—
M&E—1.70%—MEMBERS Freedom	$—	$1.273704	$—	$—
M&E—1.80%—Landmark	$1.004963	$1.269795	$1.699947	$—
M&E—1.80%—Suntrust Landmark	$1.004963	$—	$1.699947	$—
M&E—1.80%—Landmark Select	$1.004963	$1.269795	$1.699947	$—
M&E—1.80%—Huntington Landmark	$0.870099	$1.269795	$1.008010	$—
M&E—1.80%—Landmark ML	$1.004963	$1.269795	$1.699947	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$1.213395	$1.267844	$2.017165	$—
M&E—1.90%—Freedom	$0.891303	$1.265900	$1.161348	$—
M&E—1.90%—MEMBERS Freedom	$—	$1.265900	$—	$—
M&E—1.95%—Landmark	$—	$1.263956	$—	$—
M&E—1.95%—Landmark Select	$—	$1.263956	$—	$—
M&E—1.95%—Huntington Landmark	$—	$1.263956	$—	$—
M&E—1.95%—Landmark ML	$—	$1.263956	$—	$—
M&E—2.00%—Landmark	$1.198015	$1.262014	$1.991619	$—
M&E—2.00%—Suntrust Landmark	$1.198015	$—	$1.991619	$—
M&E—2.00%—Landmark Select	$1.198015	$1.262014	$1.991619	$—
M&E—2.00%—Huntington Landmark	$0.862777	$1.262014	$0.999514	$—
M&E—2.00%—Landmark ML	$1.198015	$1.262014	$1.991619	$—
M&E—2.05%—Landmark	$0.981427	$—	$1.660099	$—
M&E—2.05%—Landmark ML	$0.981427	$—	$1.660099	$—
M&E—2.15%—Freedom	$1.182836	$1.256225	$1.966375	$—
M&E—2.20%—Freedom	$0.876558	$1.254301	$1.142148	$—
M&E—2.30%—Landmark	$1.167896	$1.250439	$1.941523	$—
M&E—2.30%—Suntrust Landmark	$1.167896	$—	$1.941523	$—
M&E—2.30%—Landmark Select	$1.167896	$1.250439	$1.941523	$—
M&E—2.30%—Huntington Landmark	$0.851909	$1.250439	$0.986925	$—
M&E—2.30%—Landmark ML	$1.167896	$1.250439	$1.941523	$—
M&E—2.35%—Freedom	$—	$1.248542	$—	$—
M&E—2.45%—Landmark	$—	$1.244742	$—	$—
M&E—2.45%—Landmark Select	$—	$1.244742	$—	$—
M&E—2.45%—Huntington Landmark	$—	$1.244742	$—	$—
M&E—2.45%—Landmark ML	$—	$1.244742	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,281,529.004	3,170,880.480	3,534,040.797	7,915,949.928

Cost	$34,886,648	$45,551,650	$65,559,761	$207,655,999

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted pricesat net asset value	$32,678,990	$43,567,898	$64,708,287	$179,217,106
Receivable for units sold	—	—	18	—

Total assets	32,678,990	43,567,898	64,708,305	179,217,106

Liabilities
Payable for units redeemed	22	34	—	35,735

	$32,678,968	$43,567,864	$64,708,305	$179,181,371

Net Assets:
Deferred annuity contracts terminable by owners	$32,678,968	$43,567,864	$64,708,305	$179,181,371

Total net assets	$32,678,968	$43,567,864	$64,708,305	$179,181,371

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	2,153,325	451,103	1,236,601	4,334,157
M&E—1.25%—Landmark ML	368,741	74,228	148,350	533,649
M&E—1.25%—Freedom	60,612	65,247	87,249	486,545
M&E—1.30%—Landmark	8,082,026	11,133,922	12,486,301	27,664,342
M&E—1.30%—Suntrust Landmark	21,397	—	48,550	136,306
M&E—1.30%—Landmark Select	30,002	14,234	91,132	283,840
M&E—1.30%—Huntington Landmark	60,882	39,188	297,634	918,882
M&E—1.30%—Landmark ML	301,125	196,391	451,581	1,576,566
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	1,333,441	515,883	1,095,714	5,020,305
M&E—1.40%—Landmark ML	475,875	243,905	372,908	2,002,521
M&E—1.40%—Freedom	599,271	115,271	950,159	2,779,850
M&E—1.50%—Landmark	8,995,801	6,296,609	5,932,451	18,813,024
M&E—1.50%—Suntrust Landmark	—	1,472	20,318	44,531
M&E—1.50%—Landmark Select	—	—	2,937	6,471
M&E—1.50%—Huntington Landmark	27,550	43,176	119,380	415,897
M&E—1.50%—Landmark ML	1,157,522	268,092	678,862	2,824,938
M&E—1.50%—Freedom	185,519	2,034	293,132	759,697
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	17,516,008	9,999,053	20,857,633	49,924,166
M&E—1.55%—Landmark ML	2,967,431	1,335,679	1,797,129	5,407,209
M&E—1.65%—Freedom	2,061,247	206,224	2,551,536	5,206,610
M&E—1.70%—Freedom	720,219	809,092	1,319,769	2,883,891
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	206,053	160,627	481,025	648,902
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	1,342	28,693	23,750
M&E—1.80%—Landmark ML	—	—	—	44,803

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	12,601	14,078	106,436	102,243
M&E—1.90%—Freedom	116,788	57,912	146,479	373,518
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	48,348	68,182	92,055	131,111
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	184,571	172,532	128,233	537,715
M&E—2.20%—Freedom	28,039	12,366	117,209	363,963
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$0.728468	$1.378473	$1.283009	$1.502076
M&E—1.25%—Landmark ML	$0.728468	$1.378473	$1.283009	$1.502076
M&E—1.25%—Freedom	$0.716654	$1.077817	$0.951717	$0.929265
M&E—1.30%—Landmark	$0.922333	$1.371883	$1.276894	$1.527631
M&E—1.30%—Suntrust Landmark	$0.922333	$1.371883	$1.276894	$1.527631
M&E—1.30%—Landmark Select	$0.922333	$1.371883	$1.276894	$1.527631
M&E—1.30%—Huntington Landmark	$0.719325	$1.110886	$0.975608	$0.896770
M&E—1.30%—Landmark ML	$0.922333	$1.371883	$1.276894	$1.527631
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$0.580904	$1.358840	$1.264757	$1.244196
M&E—1.40%—Landmark ML	$0.523148	$1.358840	$1.264757	$1.244196
M&E—1.40%—Freedom	$0.956645	$1.374370	$1.193696	$1.345948
M&E—1.50%—Landmark	$0.709560	$1.345938	$1.252772	$1.463049
M&E—1.50%—Suntrust Landmark	$0.709560	$1.345938	$1.252772	$1.463049
M&E—1.50%—Landmark Select	$0.709560	$1.345938	$1.252772	$1.463049
M&E—1.50%—Huntington Landmark	$0.713222	$1.101463	$0.967364	$0.889164
M&E—1.50%—Landmark ML	$0.709560	$1.345938	$1.252772	$1.463049
M&E—1.50%—Freedom	$0.574494	$1.345938	$1.252772	$1.229966
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$0.571330	$1.339509	$1.246795	$1.222909
M&E—1.55%—Landmark ML	$0.571330	$1.339509	$1.246795	$1.222909
M&E—1.65%—Freedom	$0.565018	$1.326867	$1.235014	$1.208940
M&E—1.70%—Freedom	$0.838563	$1.134644	$1.040812	$0.977265
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$0.879417	$1.308045	$1.217509	$1.456560
M&E—1.80%—Suntrust Landmark	$0.879417	$1.308045	$1.217509	$1.456560
M&E—1.80%—Landmark Select	$0.879417	$1.308045	$1.217509	$1.456560
M&E—1.80%—Huntington Landmark	$0.704212	$1.087532	$0.955131	$0.877920
M&E—1.80%—Landmark ML	$0.879417	$1.308045	$1.217509	$1.456560

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$1.145635	$1.694146	$1.303746	$1.654433
M&E—1.90%—Freedom	$0.829252	$1.122080	$1.029279	$0.966423
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$1.131125	$1.672619	$1.287179	$1.633434
M&E—2.00%—Suntrust Landmark	$1.131125	$1.672619	$1.287179	$1.633434
M&E—2.00%—Landmark Select	$1.131125	$1.672619	$1.287179	$1.633434
M&E—2.00%—Huntington Landmark	$0.698269	$1.078374	$0.947083	$0.870520
M&E—2.00%—Landmark ML	$1.131125	$1.672619	$1.287179	$1.633434
M&E—2.05%—Landmark	$0.858793	$1.277365	$1.188962	$1.422407
M&E—2.05%—Landmark ML	$0.858793	$1.277365	$1.188962	$1.422407
M&E—2.15%—Freedom	$1.116779	$1.651425	$1.270911	$1.612739
M&E—2.20%—Freedom	$0.815537	$1.103507	$1.012291	$0.950446
M&E—2.30%—Landmark	$1.102661	$1.630592	$1.254804	$1.592351
M&E—2.30%—Suntrust Landmark	$1.102661	$1.630592	$1.254804	$1.592351
M&E—2.30%—Landmark Select	$1.102661	$1.630592	$1.254804	$1.592351
M&E—2.30%—Huntington Landmark	$0.689490	$1.064795	$0.935170	$0.859582
M&E—2.30%—Landmark ML	$1.102661	$1.630592	$1.254804	$1.592351
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares—Initial	2,754,775.250	952,276.778	93,477.839	6,346,384.596

Cost	$59,665,951	$34,174,553	$1,273,849	$189,197,500

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$50,715,412	$34,786,671	$1,694,753	$181,379,672
Receivable for units sold	—	—	—	—

Total assets	50,715,412	34,786,671	1,694,753	181,379,672

Liabilities
Payable for units redeemed	10	2	5	24,162

	$50,715,402	$34,786,669	$1,694,748	$181,355,510

Net Assets:
Deferred annuity contracts terminable by owners	$50,715,402	$34,786,669	$1,694,748	$181,355,510

Total net assets	$50,715,402	$34,786,669	$1,694,748	$181,355,510

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—Landmark	1,745,548	2,094,439	192,081	3,912,416
M&E—1.25%—Landmark ML	110,219	281,842	74,345	398,415
M&E—1.25%—Freedom	206,490	136,731	9,839	389,586
M&E—1.30%—Landmark	8,398,262	7,262,711	—	17,313,247
M&E—1.30%—Suntrust Landmark	105,847	7,013	—	160,876
M&E—1.30%—Landmark Select	164,974	86,894	—	93,877
M&E—1.30%—Huntington Landmark	266,583	122,774	—	688,056
M&E—1.30%—Landmark ML	624,463	490,304	—	412,536
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	1,479,503	858,149	25,358	2,613,500
M&E—1.40%—Landmark ML	409,502	391,438	91,056	1,664,408
M&E—1.40%—Freedom	798,790	560,726	46,007	2,670,562
M&E—1.50%—Landmark	8,765,717	7,639,199	1,001,261	16,494,194
M&E—1.50%—Suntrust Landmark	96,452	226,040	—	49,418
M&E—1.50%—Landmark Select	7,056	29,216	—	—
M&E—1.50%—Huntington Landmark	171,288	81,736	—	109,729
M&E—1.50%—Landmark ML	1,963,189	1,028,982	158,622	2,501,685
M&E—1.50%—Freedom	207,692	164,736	—	198,709
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	14,918,730	13,185,541	34,777	31,848,427
M&E—1.55%—Landmark ML	2,860,028	1,989,109	147,346	4,101,223
M&E—1.65%—Freedom	335,344	175,475	6,429	2,241,672
M&E—1.70%—Freedom	847,714	441,846	—	1,474,356
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	531,581	341,721	—	525,038
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	3,146	—	—
M&E—1.80%—Huntington Landmark	414	—	—	58,447
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation units outstanding: Initial
M&E—1.85%—Freedom	73,361	1,812	—	54,830
M&E—1.90%—Freedom	221,088	593,562	—	210,419
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	44,423	82,427	—	29,398
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	16,269
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	83,033	94,367	—	476,512
M&E—2.20%—Freedom	32,168	59,401	—	304,974
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.093210	$0.869018	$1.003873	$2.086107
M&E—1.25%—Landmark ML	$1.093210	$0.869018	$1.003873	$2.086107
M&E—1.25%—Freedom	$0.773462	$0.943638	$0.877468	$0.979502
M&E—1.30%—Landmark	$1.162115	$1.077600	$—	$1.948696
M&E—1.30%—Suntrust Landmark	$1.162115	$1.077600	$—	$1.948696
M&E—1.30%—Landmark Select	$1.162115	$1.077600	$—	$1.948696
M&E—1.30%—Huntington Landmark	$0.798279	$0.863899	$—	$0.952345
M&E—1.30%—Landmark ML	$1.162115	$1.077600	$—	$1.948696
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$1.163980	$0.855411	$0.773278	$2.117979
M&E—1.40%—Landmark ML	$1.163980	$0.855411	$0.773278	$2.117979
M&E—1.40%—Freedom	$1.086426	$1.112054	$1.114555	$1.612888
M&E—1.50%—Landmark	$1.064793	$0.846465	$0.977781	$2.031945
M&E—1.50%—Suntrust Landmark	$1.064793	$0.846465	$—	$2.031945
M&E—1.50%—Landmark Select	$1.064793	$0.846465	$—	$2.031945
M&E—1.50%—Huntington Landmark	$0.791529	$0.856595	$—	$0.944290
M&E—1.50%—Landmark ML	$1.064793	$0.846465	$0.977781	$2.031945
M&E—1.50%—Freedom	$1.150656	$0.846465	$0.764395	$2.093700
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$1.144045	$0.842013	$0.760017	$2.081674
M&E—1.55%—Landmark ML	$1.144045	$0.842013	$0.760017	$2.081674
M&E—1.65%—Freedom	$1.130977	$0.833190	$0.751404	$2.057917
M&E—1.70%—Freedom	$0.881022	$0.982132	$—	$1.007017
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$1.108069	$1.027506	$—	$1.858017
M&E—1.80%—Suntrust Landmark	$1.108069	$1.027506	$—	$1.858017
M&E—1.80%—Landmark Select	$1.108069	$1.027506	$—	$1.858017
M&E—1.80%—Huntington Landmark	$0.781508	$0.845776	$—	$0.932347
M&E—1.80%—Landmark ML	$1.108069	$1.027506	$—	$1.858017
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation unit value: Initial
M&E—1.85%—Freedom	$1.328141	$1.315185	$—	$2.213991
M&E—1.90%—Freedom	$0.871245	$0.971257	$—	$0.995842
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$1.311282	$1.298500	$—	$2.185936
M&E—2.00%—Suntrust Landmark	$1.311282	$1.298500	$—	$2.185936
M&E—2.00%—Landmark Select	$1.311282	$1.298500	$—	$2.185936
M&E—2.00%—Huntington Landmark	$0.774927	$0.838635	$—	$0.924479
M&E—2.00%—Landmark ML	$1.311282	$1.298500	$—	$2.185936
M&E—2.05%—Landmark	$1.082104	$1.003412	$—	$1.814490
M&E—2.05%—Landmark ML	$1.082104	$1.003412	$—	$1.814490
M&E—2.15%—Freedom	$1.294695	$1.282064	$—	$2.158255
M&E—2.20%—Freedom	$0.856821	$0.955198	$—	$0.979370
M&E—2.30%—Landmark	$1.278295	$1.265864	$—	$2.130925
M&E—2.30%—Suntrust Landmark	$1.278295	$1.265864	$—	$2.130925
M&E—2.30%—Landmark Select	$1.278295	$1.265864	$—	$2.130925
M&E—2.30%—Huntington Landmark	$0.765185	$0.828090	$—	$0.912867
M&E—2.30%—Landmark ML	$1.278295	$1.265864	$—	$2.130925
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount

Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Assets
Investment in securities:
Number of shares—Initial	5,832,241.561	2,883,716.966	5,610,603.230	1,325,476.047

Cost	$53,072,892	$40,254,676	$79,420,373	$20,232,183

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted pricesat net asset value	$51,498,693	$41,612,036	$80,343,838	$20,385,822
Receivable for units sold	27	—	—	—

Total assets	51,498,720	41,612,036	80,343,838	20,385,822

Liabilities
Payable for units redeemed	—	48	7	31,766

	$51,498,720	$41,611,988	$80,343,831	$20,354,056

Net Assets:
Deferred annuity contracts terminable by owners	$51,498,720	$41,611,988	$80,343,831	$20,354,056

Total net assets	$51,498,720	$41,611,988	$80,343,831	$20,354,056

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—Landmark	1,409,052	—	1,428,337	712,963
M&E—1.25%—Landmark ML	84,920	—	18,252	11,898
M&E—1.25%—Freedom	65,412	—	13,685	247,806
M&E—1.30%—Landmark	9,844,244	24,611,816	25,799,312	7,669,283
M&E—1.30%—Suntrust Landmark	76,558	—	75,883	14,119
M&E—1.30%—Landmark Select	11,585	129,712	73,514	—
M&E—1.30%—Huntington Landmark	50,840	734,133	443,618	148,336
M&E—1.30%—Landmark ML	337,886	2,412,161	1,291,097	209,842
M&E—1.30%—MEMBERS Landmark	—	304,933	542,480	—
M&E—1.40%—Landmark	659,666	—	1,267,295	678,610
M&E—1.40%—Landmark ML	291,124	—	484,285	109,659
M&E—1.40%—Freedom	743,183	—	2,155,253	478,347
M&E—1.50%—Landmark	4,950,644	7,044,383	13,243,293	5,393,708
M&E—1.50%—Suntrust Landmark	9,322	—	—	—
M&E—1.50%—Landmark Select	2,868	—	68,500	—
M&E—1.50%—Huntington Landmark	42,297	488,732	352,864	120,744
M&E—1.50%—Landmark ML	467,222	411,961	926,297	111,649
M&E—1.50%—Freedom	194,209	—	436,536	216,464
M&E—1.50%—MEMBERS Landmark	—	73,739	39,388	—
M&E—1.55%—Landmark	16,622,223	—	20,812,553	7,381,543
M&E—1.55%—Landmark ML	1,672,248	—	1,494,342	176,590
M&E—1.65%—Freedom	1,148,816	—	797,499	132,760
M&E—1.70%—Freedom	542,703	1,883,451	3,996,519	1,265,260
M&E—1.70%—MEMBERS Freedom	—	82,644	702,700	—
M&E—1.80%—Landmark	148,617	831,308	2,110,262	375,512
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	80,397	16,233	10,002
M&E—1.80%—Landmark ML	24,114	209,751	15,853	14,808

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Initial
M&E—1.85%—Freedom	109,176	23,440	218,839	—
M&E—1.90%—Freedom	112,448	282,287	183,164	37,420
M&E—1.90%—MEMBERS Freedom	—	—	6,916	—
M&E—1.95%—Landmark	—	819,568	—	—
M&E—1.95%—Landmark Select	—	50,109	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	329,251	—	—
M&E—2.00%—Landmark	71,985	326,248	613,276	102,619
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	59,066	30,447	—
M&E—2.00%—Landmark ML	—	83,670	—	10,104
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	268,456	90,904	63,441	—
M&E—2.20%—Freedom	36,831	—	25,124	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	205,680	—	—
M&E—2.45%—Landmark	—	23,101	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Initial
M&E—1.25%—Landmark	$1.323223	$—	$1.016968	$0.801269
M&E—1.25%—Landmark ML	$1.323223	$1.006238	$1.016968	$0.801269
M&E—1.25%—Freedom	$0.778143	$—	$1.016968	$0.801269
M&E—1.30%—Landmark	$1.316950	$1.004416	$1.014638	$0.799440
M&E—1.30%—Suntrust Landmark	$1.316950	$1.004416	$1.014638	$0.799440
M&E—1.30%—Landmark Select	$1.316950	$1.004416	$1.014638	$0.799440
M&E—1.30%—Huntington Landmark	$0.824564	$1.004416	$1.046832	$0.837525
M&E—1.30%—Landmark ML	$1.316950	$1.004416	$1.014638	$0.799440
M&E—1.30%—MEMBERS Landmark	$—	$1.004416	$1.014638	$—
M&E—1.40%—Landmark	$1.304448	$—	$1.009965	$0.795747
M&E—1.40%—Landmark ML	$1.304448	$1.000796	$1.009965	$0.795747
M&E—1.40%—Freedom	$1.112869	$—	$1.009965	$0.795747
M&E—1.50%—Landmark	$1.292052	$0.997180	$1.005351	$0.792094
M&E—1.50%—Suntrust Landmark	$1.292052	$0.997180	$1.005351	$0.792094
M&E—1.50%—Landmark Select	$1.292052	$0.997180	$1.005351	$0.792094
M&E—1.50%—Huntington Landmark	$0.817576	$0.997180	$1.037963	$0.830439
M&E—1.50%—Landmark ML	$1.292052	$0.997180	$1.005351	$0.792094
M&E—1.50%—Freedom	$1.292052	$—	$1.005351	$0.792094
M&E—1.50%—MEMBERS Landmark	$—	$0.997180	$1.005351	$—
M&E—1.55%—Landmark	$1.285903	$—	$1.003030	$0.790262
M&E—1.55%—Landmark ML	$1.285903	$0.995374	$1.003030	$0.790262
M&E—1.65%—Freedom	$1.273734	$0.991794	$0.998427	$0.786640
M&E—1.70%—Freedom	$0.904092	$0.989990	$0.996141	$0.784857
M&E—1.70%—MEMBERS Freedom	$—	$0.989990	$0.996141	$—
M&E—1.80%—Landmark	$1.255672	$0.986432	$0.991582	$0.781246
M&E—1.80%—Suntrust Landmark	$1.255672	$0.986432	$0.991582	$0.781246
M&E—1.80%—Landmark Select	$1.255672	$0.986432	$0.991582	$0.781246
M&E—1.80%—Huntington Landmark	$0.807263	$0.986432	$1.024851	$0.819923
M&E—1.80%—Landmark ML	$1.255672	$0.986432	$0.991582	$0.781246

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Initial
M&E—1.85%—Freedom	$1.597923	$0.984660	$0.989295	$0.779447
M&E—1.90%—Freedom	$0.894075	$0.982896	$0.987050	$0.777669
M&E—1.90%—MEMBERS Freedom	$—	$0.982896	$0.987050	$—
M&E—1.95%—Landmark	$—	$0.981128	$—	$—
M&E—1.95%—Landmark Select	$—	$0.981128	$—	$—
M&E—1.95%—Huntington Landmark	$—	$0.981128	$—	$—
M&E—1.95%—Landmark ML	$—	$0.981128	$—	$—
M&E—2.00%—Landmark	$1.577656	$0.979368	$0.982521	$0.774108
M&E—2.00%—Suntrust Landmark	$1.577656	$0.979368	$0.982521	$0.774108
M&E—2.00%—Landmark Select	$1.577656	$0.979368	$0.982521	$0.774108
M&E—2.00%—Huntington Landmark	$0.800444	$0.979368	$1.016231	$0.813039
M&E—2.00%—Landmark ML	$1.577656	$0.979368	$0.982521	$0.774108
M&E—2.05%—Landmark	$1.226212	$—	$0.980277	$0.772338
M&E—2.05%—Landmark ML	$1.226212	$0.977605	$0.980277	$0.772338
M&E—2.15%—Freedom	$1.557672	$0.974091	$0.975846	$0.768829
M&E—2.20%—Freedom	$0.879291	$0.972358	$0.973601	$0.767065
M&E—2.30%—Landmark	$1.537997	$0.968862	$0.969150	$0.763581
M&E—2.30%—Suntrust Landmark	$1.537997	$0.968862	$0.969150	$0.763581
M&E—2.30%—Landmark Select	$1.537997	$0.968862	$0.969150	$0.763581
M&E—2.30%—Huntington Landmark	$0.790383	$0.968862	$1.003447	$0.802812
M&E—2.30%—Landmark ML	$1.537997	$0.968862	$0.969150	$0.763581
M&E—2.35%—Freedom	$—	$0.967124	$—	$—
M&E—2.45%—Landmark	$—	$0.963674	$—	$—
M&E—2.45%—Landmark Select	$—	$0.963674	$—	$—
M&E—2.45%—Huntington Landmark	$—	$0.963674	$—	$—
M&E—2.45%—Landmark ML	$—	$0.963674	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount

Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

		Franklin Templeton
	Templeton Foreign Securities Subaccount	VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,229,698.148	9,035,005.114	4,595,891.260	2,532,682.158

Cost	$43,503,033	$65,581,994	$72,800,602	$27,486,747

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$40,565,009	$68,485,339	$73,810,014	$27,530,255
Receivable for units sold	69	—	—	17

Total assets	40,565,078	68,485,339	73,810,014	27,530,272

Liabilities
Payable for units redeemed	—	7	18	—

	$40,565,078	$68,485,332	$73,809,996	$27,530,272

Net Assets:
Deferred annuity contracts terminable by owners	$40,565,078	$68,485,332	$73,809,996	$27,530,272

Total net assets	$40,565,078	$68,485,332	$73,809,996	$27,530,272

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	1,141,510	—	—	—
M&E—1.25%—Landmark ML	188,137	—	—	—
M&E—1.25%—Freedom	21,647	—	—	—
M&E—1.30%—Landmark	14,046,544	28,515,274	35,088,893	13,775,238
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	64,525	—	13,058
M&E—1.30%—Huntington Landmark	92,740	2,183,123	4,075,723	376,837
M&E—1.30%—Landmark ML	280,908	2,019,176	5,457,608	1,057,056
M&E—1.30%—MEMBERS Landmark	—	—	729,280	1,862,121
M&E—1.40%—Landmark	1,389,458	—	—	—
M&E—1.40%—Landmark ML	632,759	—	—	—
M&E—1.40%—Freedom	874,183	—	—	—
M&E—1.50%—Landmark	8,864,265	10,591,618	10,995,535	4,155,153
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	7,277	—
M&E—1.50%—Huntington Landmark	316,442	606,984	1,351,751	249,016
M&E—1.50%—Landmark ML	975,896	404,319	609,164	251,692
M&E—1.50%—Freedom	34,886	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	180,101
M&E—1.55%—Landmark	17,130,198	—	—	—
M&E—1.55%—Landmark ML	1,146,459	—	—	—
M&E—1.65%—Freedom	215,600	5,671	—	—
M&E—1.70%—Freedom	1,717,592	2,201,867	2,821,996	1,257,043
M&E—1.70%—MEMBERS Freedom	—	—	116,843	218,471
M&E—1.80%—Landmark	330,230	1,727,041	2,308,679	966,534
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	11,032	11,354	36,500	5,336
M&E—1.80%—Landmark ML	10,757	114,280	385,024	75,747

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	158,519	350	—	—
M&E—1.90%—Freedom	264,597	635,898	437,404	152,200
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	1,640,785	303,631	250,262
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	26,248	1,219,804	—
M&E—2.00%—Landmark	187,795	367,377	399,555	271,436
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	10,422	2,928	4,247
M&E—2.00%—Landmark ML	3,138	68,677	28,759	22,961
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	244,404	3,126	—	—
M&E—2.20%—Freedom	558,034	—	—	222,291
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	101,027	58,641	—
M&E—2.45%—Landmark	—	88,558	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$0.805995	$—	$—	$—
M&E—1.25%—Landmark ML	$0.805995	$—	$—	$—
M&E—1.25%—Freedom	$0.805995	$—	$—	$—
M&E—1.30%—Landmark	$0.804149	$1.337593	$1.113350	$1.087721
M&E—1.30%—Suntrust Landmark	$0.804149	$—	$—	$—
M&E—1.30%—Landmark Select	$0.804149	$1.337593	$1.113350	$1.087721
M&E—1.30%—Huntington Landmark	$0.824439	$1.337593	$1.113350	$1.087721
M&E—1.30%—Landmark ML	$0.804149	$1.337593	$1.113350	$1.087721
M&E—1.30%—MEMBERS Landmark	$—	$—	$1.113350	$1.087721
M&E—1.40%—Landmark	$0.800445	$—	$—	$—
M&E—1.40%—Landmark ML	$0.800445	$—	$—	$—
M&E—1.40%—Freedom	$0.801495	$—	$—	$—
M&E—1.50%—Landmark	$0.796770	$1.329378	$1.108731	$1.083204
M&E—1.50%—Suntrust Landmark	$0.796770	$—	$—	$—
M&E—1.50%—Landmark Select	$0.796770	$1.329378	$1.108731	$1.083204
M&E—1.50%—Huntington Landmark	$0.817459	$1.329378	$1.108731	$1.083204
M&E—1.50%—Landmark ML	$0.796770	$1.329378	$1.108731	$1.083204
M&E—1.50%—Freedom	$0.796770	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$1.108731	$1.083204
M&E—1.55%—Landmark	$0.794945	$—	$—	$—
M&E—1.55%—Landmark ML	$0.794945	$—	$—	$—
M&E—1.65%—Freedom	$0.791275	$1.323222	$—	$—
M&E—1.70%—Freedom	$0.789472	$1.321184	$1.104143	$1.078725
M&E—1.70%—MEMBERS Freedom	$—	$—	$1.104143	$1.078725
M&E—1.80%—Landmark	$0.785838	$1.317132	$1.101851	$1.076491
M&E—1.80%—Suntrust Landmark	$0.785838	$—	$—	$—
M&E—1.80%—Landmark Select	$0.785838	$1.317132	$1.101851	$1.076491
M&E—1.80%—Huntington Landmark	$0.807127	$1.317132	$1.101851	$1.076491
M&E—1.80%—Landmark ML	$0.785838	$1.317132	$1.101851	$1.076491

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$0.784034	$1.315087	$—	$—
M&E—1.90%—Freedom	$0.782256	$1.313086	$1.099572	$1.074257
M&E—1.90%—MEMBERS Freedom	$—	$—	$1.099572	$1.074257
M&E—1.95%—Landmark	$—	$1.311076	$1.098433	$1.073163
M&E—1.95%—Landmark Select	$—	$1.311076	$1.098433	$1.073163
M&E—1.95%—Huntington Landmark	$—	$1.311076	$1.098433	$1.073163
M&E—1.95%—Landmark ML	$—	$1.311076	$1.098433	$1.073163
M&E—2.00%—Landmark	$0.778682	$1.309051	$1.097305	$1.072026
M&E—2.00%—Suntrust Landmark	$0.778682	$—	$—	$—
M&E—2.00%—Landmark Select	$0.778682	$1.309051	$1.097305	$1.072026
M&E—2.00%—Huntington Landmark	$0.800339	$1.309051	$1.097305	$1.072026
M&E—2.00%—Landmark ML	$0.778682	$1.309051	$1.097305	$1.072026
M&E—2.05%—Landmark	$0.776893	$—	$—	$—
M&E—2.05%—Landmark ML	$0.776893	$—	$—	$—
M&E—2.15%—Freedom	$0.773354	$1.303046	$—	$—
M&E—2.20%—Freedom	$0.771609	$1.301070	$1.092766	$1.067624
M&E—2.30%—Landmark	$0.768076	$1.297074	$1.090524	$1.065422
M&E—2.30%—Suntrust Landmark	$0.768076	$—	$—	$—
M&E—2.30%—Landmark Select	$0.768076	$1.297074	$1.090524	$1.065422
M&E—2.30%—Huntington Landmark	$0.790250	$1.297074	$1.090524	$1.065422
M&E—2.30%—Landmark ML	$0.768076	$1.297074	$1.090524	$1.065422
M&E—2.35%—Freedom	$—	$1.295080	$1.089402	$1.064318
M&E—2.45%—Landmark	$—	$1.291113	$1.087157	$1.062133
M&E—2.45%—Landmark Select	$—	$1.291113	$1.087157	$1.062133
M&E—2.45%—Huntington Landmark	$—	$1.291113	$1.087157	$1.062133
M&E—2.45%—Landmark ML	$—	$1.291113	$1.087157	$1.062133

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Assets
Investment in securities:
Number of shares—Initial	384,162.050	371,433.000	857,121.350	1,075,148.770

Cost	$20,186,316	$12,251,073	$14,787,746	$17,176,598

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$19,853,495	$12,283,289	$12,993,960	$16,793,824
Receivable for units sold	—	7	—	—

Total assets	19,853,495	12,283,296	12,993,960	16,793,824

Liabilities
Payable for units redeemed	1	—	11	3

	$19,853,494	$12,283,296	$12,993,949	$16,793,821

Net Assets:
Deferred annuity contracts terminable by owners	$19,853,494	$12,283,296	$12,993,949	$16,793,821

Total net assets	$19,853,494	$12,283,296	$12,993,949	$16,793,821

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	11,124,327	7,443,359	9,921,387	9,389,812
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	215,107	155,040	72,024	173,261
M&E—1.30%—Landmark ML	333,346	85,630	354,795	1,844,050
M&E—1.30%—MEMBERS Landmark	259,511	129,188	—	87,239
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	3,851,311	2,209,079	3,081,848	1,860,125
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	83,829	40,667	38,717	24,206
M&E—1.50%—Landmark ML	194,143	426,415	221,720	728,680
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	54,228	12,235	—	106,961
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	1,213,729	420,134	791,381	945,374
M&E—1.70%—MEMBERS Freedom	23,259	166,692	—	—
M&E—1.80%—Landmark	233,200	315,475	299,867	456,134
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	4,917	21,310	3,372	3,227
M&E—1.80%—Landmark ML	75,495	34,196	33,488	124,182

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	216,429	44,660	22,273	78,331
M&E—1.90%—MEMBERS Freedom	—	—	—	95,303
M&E—1.95%—Landmark	—	—	—	17,592
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	41,039	7,906	6,666	267,891
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	83,126
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	92,288	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	6,762
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$1.104178	$1.068907	$0.876596	$1.032864
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$1.104178	$1.068907	$0.876596	$1.032864
M&E—1.30%—Huntington Landmark	$1.104178	$1.068907	$0.876596	$1.032864
M&E—1.30%—Landmark ML	$1.104178	$1.068907	$0.876596	$1.032864
M&E—1.30%—MEMBERS Landmark	$1.104178	$1.068907	$—	$1.032864
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$1.099591	$1.064468	$0.872941	$1.028571
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$1.099591	$1.064468	$0.872941	$1.028571
M&E—1.50%—Huntington Landmark	$1.099591	$1.064468	$0.872941	$1.028571
M&E—1.50%—Landmark ML	$1.099591	$1.064468	$0.872941	$1.028571
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$1.099591	$1.064468	$—	$1.028571
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$1.095054	$1.060047	$0.869331	$1.024302
M&E—1.70%—MEMBERS Freedom	$1.095054	$1.060047	$—	$1.024302
M&E—1.80%—Landmark	$1.092758	$1.057856	$0.867527	$1.022183
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$1.092758	$1.057856	$0.867527	$1.022183
M&E—1.80%—Huntington Landmark	$1.092758	$1.057856	$0.867527	$1.022183
M&E—1.80%—Landmark ML	$1.092758	$1.057856	$0.867527	$1.022183

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$1.090519	$1.055668	$0.865733	$1.020059
M&E—1.90%—MEMBERS Freedom	$1.090519	$1.055668	$—	$1.020059
M&E—1.95%—Landmark	$—	$—	$—	$1.019006
M&E—1.95%—Landmark Select	$—	$—	$—	$1.019006
M&E—1.95%—Huntington Landmark	$—	$—	$—	$1.019006
M&E—1.95%—Landmark ML	$—	$—	$—	$1.019006
M&E—2.00%—Landmark	$1.088270	$1.053486	$0.863939	$1.017960
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$1.088270	$1.053486	$0.863939	$1.017960
M&E—2.00%—Huntington Landmark	$1.088270	$1.053486	$0.863939	$1.017960
M&E—2.00%—Landmark ML	$1.088270	$1.053486	$0.863939	$1.017960
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$1.083781	$1.049151	$0.860381	$1.013756
M&E—2.30%—Landmark	$1.081537	$1.046994	$0.858603	$1.011666
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$1.081537	$1.046994	$0.858603	$1.011666
M&E—2.30%—Huntington Landmark	$1.081537	$1.046994	$0.858603	$1.011666
M&E—2.30%—Landmark ML	$1.081537	$1.046994	$0.858603	$1.011666
M&E—2.35%—Freedom	$—	$—	$—	$1.010614
M&E—2.45%—Landmark	$—	$—	$—	$1.008535
M&E—2.45%—Landmark Select	$—	$—	$—	$1.008535
M&E—2.45%—Huntington Landmark	$—	$—	$—	$1.008535
M&E—2.45%—Landmark ML	$—	$—	$—	$1.008535

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares—Initial	45,642.558	2,317,454.502	1,181,336.879	1,466,830.576

Cost	$366,113	$32,066,727	$7,553,216	$22,004,468

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$403,024	$26,488,505	$8,115,784	$21,811,771
Receivable for units sold	2	—	618	12

Total assets	403,026	26,488,505	8,116,402	21,811,783

Liabilities
Payable for units redeemed	—	—	—	—

	$403,026	$26,488,505	$8,116,402	$21,811,783

Net Assets:
Deferred annuity contracts terminable by owners	$403,026	$26,488,505	$8,116,402	$21,811,783

Total net assets	$403,026	$26,488,505	$8,116,402	$21,811,783

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	1,565,413	486,645	591,507
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	354,611	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	929,691	344,564	2,466,641
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	3,409,914	1,441,614	2,834,697
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	13,482	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	5,980,457	1,212,498	2,072,169
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	5,281,191	1,012,224	5,992,439
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	27,252	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$1.222237	$1.834768	$2.116184
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$1.095504	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$1.236708	$1.827203	$1.948016
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$1.900641	$1.800501	$1.319994
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$1.079077	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$1.190476	$1.787166	$2.061177
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$1.860343	$1.762348	$1.291978
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$1.054919	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$1.179211	$1.742218	$1.857390

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$1.039370	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$1.431236	$1.614828	$2.246966
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$1.151525	$1.701390	$1.813885
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$1.017281	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$1.395230	$1.574187	$2.190491
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount		BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$	— $	—	$—
M&E—1.25%—Landmark ML	$—	$	— $	—	$—
M&E—1.25%—Freedom	$—	$	— $	—	$—
M&E—1.30%—Landmark	$—	$	— $	—	$—
M&E—1.30%—Suntrust Landmark	$—	$	— $	—	$—
M&E—1.30%—Landmark Select	$—	$	— $	—	$—
M&E—1.30%—Huntington Landmark	$—	$	— $	—	$—
M&E—1.30%—Landmark ML	$—	$	— $	—	$—
M&E—1.30%—MEMBERS Landmark	$—	$	— $	—	$—
M&E—1.40%—Landmark	$—	$	— $	—	$—
M&E—1.40%—Landmark ML	$—	$	— $	—	$—
M&E—1.40%—Freedom	$—	$	— $	—	$—
M&E—1.50%—Landmark	$—	$	— $	—	$—
M&E—1.50%—Suntrust Landmark	$—	$	— $	—	$—
M&E—1.50%—Landmark Select	$—	$	— $	—	$—
M&E—1.50%—Huntington Landmark	$—	$	— $	—	$—
M&E—1.50%—Landmark ML	$—	$	— $	—	$—
M&E—1.50%—Freedom	$—	$	— $	—	$—
M&E—1.50%—MEMBERS Landmark	$—	$	— $	—	$—
M&E—1.55%—Landmark	$—	$	— $	—	$—
M&E—1.55%—Landmark ML	$—	$	— $	—	$—
M&E—1.65%—Freedom	$—	$	— $	—	$—
M&E—1.70%—Freedom	$—	$	— $	—	$—
M&E—1.70%—MEMBERS Freedom	$—	$	— $	—	$—
M&E—1.80%—Landmark	$—	$	— $	—	$—
M&E—1.80%—Suntrust Landmark	$—	$	— $	—	$—
M&E—1.80%—Landmark Select	$—	$	— $	—	$—
M&E—1.80%—Huntington Landmark	$—	$	— $	—	$—
M&E—1.80%—Landmark ML	$—	$	— $	—	$—
See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	MTB Managed Allocation Fund- Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Assets
Investment in securities:
Number of shares—Initial	153,692.691	51,051.312	10,871.454	164,974.838

Cost	$1,546,515	$375,397	$80,828	$2,234,800

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds,
Level 1 quoted prices at net asset value	$1,546,148	$385,948	$98,061	$2,083,632
Receivable for units sold	—	—	9	—

Total assets	1,546,148	385,948	98,070	2,083,632

Liabilities
Payable for units redeemed	—	1	—	6

	$1,546,148	$385,947	$98,070	$2,083,626

Net Assets:
Deferred annuity contracts terminable by owners	$1,546,148	$385,947	$98,070	$2,083,626

Total net assets	$1,546,148	$385,947	$98,070	$2,083,626

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	1,174,297	355,370	92,068	1,971,176
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	324,822	128,698	24,809	565,251
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	33,177	5,058	—	124,445
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	20,845	—	—	3,045
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$0.998101	$0.790987	$0.840596	$0.784371
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$0.989664	$0.784295	$0.833487	$0.777731
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$0.977162	$0.774381	$0.822955	$0.767885
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$0.968933	$0.767853	$0.816008	$0.761426
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$0.956731	$0.758190	$0.805739	$0.751835
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Assets
Investment in securities:
Number of shares—Initial	17,892.340	38,024.125	98,167.491	17,923.118

Cost	$155,069	$623,854	$1,139,967	$210,049

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$158,168	$649,072	$1,164,266	$197,871
Receivable for units sold	—	—	—	6

Total assets	158,168	649,072	1,164,266	197,877

Liabilities
Payable for units redeemed	—	8,192	2	—

	$158,168	$640,880	$1,164,264	$197,877

Net Assets:
Deferred annuity contracts terminable by owners	$158,168	$640,880	$1,164,264	$197,877

Total net assets	$158,168	$640,880	$1,164,264	$197,877

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	115,866	406,699	767,961	161,523
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	77,399	267,225	173,150	108,148
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	2,834	59,365	2,157
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	22,818	33,352
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$0.821183	$0.950250	$1.141521	$0.652542
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$0.814234	$0.942190	$1.131905	$0.647014
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$0.803937	$0.930290	$1.117578	$0.638827
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$0.797161	$0.922451	$1.108170	$0.633445
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$0.787136	$0.910822	$1.094256	$0.625462
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Assets
Investment in securities:
Number of shares—Initial	109,706.395	60,917.635	159,712.982	1,645,033.802

Cost	$941,991	$657,515	$2,228,131	$20,759,458

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$921,534	$720,046	$2,371,738	$21,977,652
Receivable for units sold	2	4	—	—

Total assets	921,536	720,050	2,371,738	21,977,652

Liabilities
Payable for units redeemed	—	—	4	5

	$921,536	$720,050	$2,371,734	$21,977,647

Net Assets:
Deferred annuity contracts terminable by owners	$921,536	$720,050	$2,371,734	$21,977,647

Total net assets	$921,536	$720,050	$2,371,734	$21,977,647

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	694,416	371,414	1,670,611	11,066,268
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	363,893	411,887	696,855	4,106,003
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	32,192	9,365	108,449	1,393,312
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	3,290
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	21,868	31,602	3,381	330,109
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	19,875
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$0.831736	$0.878460	$0.959812	$1.303200
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$0.824683	$0.871048	$0.951711	$1.295160
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$0.814252	$0.860021	$0.939677	$1.283236
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$1.277315
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$0.807418	$0.852770	$0.931748	$1.275348
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$0.797229	$0.842049	$0.920020	$1.263658
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$1.257852
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E—1.25%—Landmark	—	—	—	—
M&E—1.25%—Landmark ML	—	—	—	—
M&E—1.25%—Freedom	—	—	—	—
M&E—1.30%—Landmark	—	—	—	—
M&E—1.30%—Suntrust Landmark	—	—	—	—
M&E—1.30%—Landmark Select	—	—	—	—
M&E—1.30%—Huntington Landmark	—	—	—	—
M&E—1.30%—Landmark ML	—	—	—	—
M&E—1.30%—MEMBERS Landmark	—	—	—	—
M&E—1.40%—Landmark	—	—	—	—
M&E—1.40%—Landmark ML	—	—	—	—
M&E—1.40%—Freedom	—	—	—	—
M&E—1.50%—Landmark	—	—	—	—
M&E—1.50%—Suntrust Landmark	—	—	—	—
M&E—1.50%—Landmark Select	—	—	—	—
M&E—1.50%—Huntington Landmark	—	—	—	—
M&E—1.50%—Landmark ML	—	—	—	—
M&E—1.50%—Freedom	—	—	—	—
M&E—1.50%—MEMBERS Landmark	—	—	—	—
M&E—1.55%—Landmark	—	—	—	—
M&E—1.55%—Landmark ML	—	—	—	—
M&E—1.65%—Freedom	—	—	—	—
M&E—1.70%—Freedom	—	—	—	—
M&E—1.70%—MEMBERS Freedom	—	—	—	—
M&E—1.80%—Landmark	—	—	—	—
M&E—1.80%—Suntrust Landmark	—	—	—	—
M&E—1.80%—Landmark Select	—	—	—	—
M&E—1.80%—Huntington Landmark	—	—	—	—
M&E—1.80%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E—1.85%—Freedom	—	—	—	—
M&E—1.90%—Freedom	—	—	—	—
M&E—1.90%—MEMBERS Freedom	—	—	—	—
M&E—1.95%—Landmark	—	—	—	—
M&E—1.95%—Landmark Select	—	—	—	—
M&E—1.95%—Huntington Landmark	—	—	—	—
M&E—1.95%—Landmark ML	—	—	—	—
M&E—2.00%—Landmark	—	—	—	—
M&E—2.00%—Suntrust Landmark	—	—	—	—
M&E—2.00%—Landmark Select	—	—	—	—
M&E—2.00%—Huntington Landmark	—	—	—	—
M&E—2.00%—Landmark ML	—	—	—	—
M&E—2.05%—Landmark	—	—	—	—
M&E—2.05%—Landmark ML	—	—	—	—
M&E—2.15%—Freedom	—	—	—	—
M&E—2.20%—Freedom	—	—	—	—
M&E—2.30%—Landmark	—	—	—	—
M&E—2.30%—Suntrust Landmark	—	—	—	—
M&E—2.30%—Landmark Select	—	—	—	—
M&E—2.30%—Huntington Landmark	—	—	—	—
M&E—2.30%—Landmark ML	—	—	—	—
M&E—2.35%—Freedom	—	—	—	—
M&E—2.45%—Landmark	—	—	—	—
M&E—2.45%—Landmark Select	—	—	—	—
M&E—2.45%—Huntington Landmark	—	—	—	—
M&E—2.45%—Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E—1.25%—Landmark	$—	$—	$—	$—
M&E—1.25%—Landmark ML	$—	$—	$—	$—
M&E—1.25%—Freedom	$—	$—	$—	$—
M&E—1.30%—Landmark	$—	$—	$—	$—
M&E—1.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark Select	$—	$—	$—	$—
M&E—1.30%—Huntington Landmark	$—	$—	$—	$—
M&E—1.30%—Landmark ML	$—	$—	$—	$—
M&E—1.30%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark	$—	$—	$—	$—
M&E—1.40%—Landmark ML	$—	$—	$—	$—
M&E—1.40%—Freedom	$—	$—	$—	$—
M&E—1.50%—Landmark	$—	$—	$—	$—
M&E—1.50%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark Select	$—	$—	$—	$—
M&E—1.50%—Huntington Landmark	$—	$—	$—	$—
M&E—1.50%—Landmark ML	$—	$—	$—	$—
M&E—1.50%—Freedom	$—	$—	$—	$—
M&E—1.50%—MEMBERS Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark	$—	$—	$—	$—
M&E—1.55%—Landmark ML	$—	$—	$—	$—
M&E—1.65%—Freedom	$—	$—	$—	$—
M&E—1.70%—Freedom	$—	$—	$—	$—
M&E—1.70%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.80%—Landmark	$—	$—	$—	$—
M&E—1.80%—Suntrust Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark Select	$—	$—	$—	$—
M&E—1.80%—Huntington Landmark	$—	$—	$—	$—
M&E—1.80%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2011

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E—1.85%—Freedom	$—	$—	$—	$—
M&E—1.90%—Freedom	$—	$—	$—	$—
M&E—1.90%—MEMBERS Freedom	$—	$—	$—	$—
M&E—1.95%—Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark Select	$—	$—	$—	$—
M&E—1.95%—Huntington Landmark	$—	$—	$—	$—
M&E—1.95%—Landmark ML	$—	$—	$—	$—
M&E—2.00%—Landmark	$—	$—	$—	$—
M&E—2.00%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark Select	$—	$—	$—	$—
M&E—2.00%—Huntington Landmark	$—	$—	$—	$—
M&E—2.00%—Landmark ML	$—	$—	$—	$—
M&E—2.05%—Landmark	$—	$—	$—	$—
M&E—2.05%—Landmark ML	$—	$—	$—	$—
M&E—2.15%—Freedom	$—	$—	$—	$—
M&E—2.20%—Freedom	$—	$—	$—	$—
M&E—2.30%—Landmark	$—	$—	$—	$—
M&E—2.30%—Suntrust Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark Select	$—	$—	$—	$—
M&E—2.30%—Huntington Landmark	$—	$—	$—	$—
M&E—2.30%—Landmark ML	$—	$—	$—	$—
M&E—2.35%—Freedom	$—	$—	$—	$—
M&E—2.45%—Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark Select	$—	$—	$—	$—
M&E—2.45%—Huntington Landmark	$—	$—	$—	$—
M&E—2.45%—Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Net Assets as of January 1, 2010	$356,027,919	$561,519,294	$1,182,888,651	$1,671,991,913

Investment Income:
Dividends	3,501,826	19,851,543	36,143,871	35,347,854
Investment Expenses:
Mortality and expense risk and other charges	5,128,752	9,043,613	17,842,932	24,785,582

Net investment income (loss)	(1,626,926)	10,807,930	18,300,939	10,562,272
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	1,755,459	—	—
Realized gain (loss) on investments	(38,975,058)	(16,425,123)	(31,538,006)	(51,524,231)

Net realized capital gains (losses) on investments	(38,975,058)	(14,669,664)	(31,538,006)	(51,524,231)
Net change in unrealized appreciation/depreciation	83,712,581	48,868,379	116,516,534	218,333,261

Net Gain (Loss) on Investment	44,737,523	34,198,715	84,978,528	166,809,030
Increase (decrease) in net assets from operations	43,110,597	45,006,645	103,279,467	177,371,302

Increase (decrease) in net assets from contract transactions	(14,788,509)	56,690,631	42,663,766	(401,284)

Total increase (decrease) in net assets	28,322,088	101,697,276	145,943,233	176,970,018

Net Assets as of December 31, 2010	$384,350,007	$663,216,570	$1,328,831,884	$1,848,961,931

Investment Income:
Dividends	4,050,988	19,226,778	32,143,669	34,747,694
Investment Expenses:
Mortality and expense risk and other charges	5,397,035	10,205,046	20,506,275	26,306,426

Net investment income (loss)	(1,346,047)	9,021,732	11,637,394	8,441,268
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—

Realized gain (loss) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)

Net realized capital gains (losses) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)
Net change in unrealized appreciation/depreciation	12,133,612	(9,994,624)	(5,289,073)	(17,954,477)

Net Gain (Loss) on Investment	(23,688,616)	(3,283,636)	(30,164,838)	(72,525,392)
Increase (decrease) in net assets from operations	(25,034,663)	5,738,096	(18,527,444)	(64,084,124)

Increase (decrease) in net assets from contract transactions	(35,873,846)	65,674,128	216,555,387	(93,851,943)

Total increase (decrease) in net assets	(60,908,509)	71,412,224	198,027,943	(157,936,067)

Net Assets as of December 31, 2011	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Net Assets as of January 1, 2010	$173,764,901	$70,065,045	$49,666,479	$137,826,521

Investment Income:
Dividends	892,812	894,641	3,061,880	1,035,697
Investment Expenses:
Mortality and expense risk and other charges	2,434,739	962,896	723,907	2,023,612

Net investment income (loss)	(1,541,927)	(68,255)	2,337,973	(987,915)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(7,916,405)	(6,442,124)	(9,162,392)	11,967,004

Net realized capital gains (losses) on investments	(7,916,405)	(6,442,124)	(9,162,392)	11,967,004
Net change in unrealized appreciation/depreciation	35,382,549	11,744,843	13,338,577	26,552,628

Net Gain (Loss) on Investment	27,466,144	5,302,719	4,176,185	38,519,632
Increase (decrease) in net assets from operations	25,924,217	5,234,464	6,514,158	37,531,717

Increase (decrease) in net assets from contract transactions	(16,671,304)	(3,253,614)	(94,700)	(7,568,498)

Total increase (decrease) in net assets	9,252,913	1,980,850	6,419,458	29,963,219

Net Assets as of December 31, 2010	$183,017,814	$72,045,895	$56,085,937	$167,789,740

Investment Income:
Dividends	628,554	885,267	4,184,443	225,462
Investment Expenses:
Mortality and expense risk and other charges	2,428,102	1,032,610	864,680	2,300,920

Net investment income (loss)	(1,799,548)	(147,343)	3,319,763	(2,075,458)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433

Net realized capital gains (losses) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433
Net change in unrealized appreciation/depreciation	(3,180,395)	(3,731,595)	(272,959)	(20,818,257)

Net Gain (Loss) on Investment	(6,387,418)	(8,319,735)	(7,947,697)	(4,314,824)
Increase (decrease) in net assets from operations	(8,186,966)	(8,467,078)	(4,627,934)	(6,390,282)

Increase (decrease) in net assets from contract transactions	74,516,184	(95,050)	5,689,010	(13,016,981)

Total increase (decrease) in net assets	66,329,218	(8,562,128)	1,061,076	(19,407,263)

Net Assets as of December 31, 2011	$249,347,032	$63,483,767	$57,147,013	$148,382,477

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Net Assets as of January 1, 2010	$37,876,212	$25,367,528	$85,362,534	$97,606,766

Investment Income:
Dividends	237,956	63,376	1,067,198	14,197,163
Investment Expenses:
Mortality and expense risk and other charges	725,750	1,835,892	1,177,384	1,442,251

Net investment income (loss)	(487,794)	(1,772,516)	(110,186)	12,754,912
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(527,451)	(141,571)	(2,951,057)	(5,271,568)

Net realized capital gains (losses) on investments	(527,451)	(141,571)	(2,951,057)	(5,271,568)
Net change in unrealized appreciation/depreciation	11,970,926	14,807,919	13,273,481	2,589,935

Net Gain (Loss) on Investment	11,443,475	14,666,348	10,322,424	(2,681,633)
Increase (decrease) in net assets from operations	10,955,681	12,893,832	10,212,238	10,073,279

Increase (decrease) in net assets from contract transactions	19,872,704	150,933,637	(9,915,701)	(5,137,845)

Total increase (decrease) in net assets	30,828,385	163,827,469	296,537	4,935,434

Net Assets as of December 31, 2010	$68,704,597	$189,194,997	$85,659,071	$102,542,200

Investment Income:
Dividends	1,877,134	197,978	816,321	7,542,153
Investment Expenses:
Mortality and expense risk and other charges	1,167,192	2,602,298	1,043,410	1,539,304

Net investment income (loss)	709,942	(2,404,320)	(227,089)	6,002,849
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714

Net realized capital gains (losses) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714
Net change in unrealized appreciation/depreciation	(484,742)	(4,014,953)	5,802,279	(6,037,083)

Net Gain (Loss) on Investment	615,171	(578,002)	249,884	(2,747,369)
Increase (decrease) in net assets from operations	1,325,113	(2,982,322)	22,795	3,255,480

Increase (decrease) in net assets from contract transactions	14,290,787	(22,643,993)	(25,244,935)	1,771,679

Total increase (decrease) in net assets	15,615,900	(25,626,315)	(25,222,140)	5,027,159

Net Assets as of December 31, 2011	$84,320,497	$163,568,682	$60,436,931	$107,569,359

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Net Assets as of January 1, 2010	$197,986,732	$394,940,745	$75,433,842	$33,340,808

Investment Income:
Dividends	2,777,468	19,412,263	630,205	1,816,896
Investment Expenses:
Mortality and expense risk and other charges	4,684,244	6,841,765	1,083,692	517,905

Net investment income (loss)	(1,906,776)	12,570,498	(453,487)	1,298,991
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	669,124	—	—
Realized gain (loss) on investments	(18,749,764)	5,026,228	(2,578,212)	(2,167,760)

Net realized capital gains (losses) on investments	(18,749,764)	5,695,352	(2,578,212)	(2,167,760)
Net change in unrealized appreciation/depreciation	38,572,737	4,171,492	20,406,125	3,441,551

Net Gain (Loss) on Investment	19,822,973	9,866,844	17,827,913	1,273,791
Increase (decrease) in net assets from operations	17,916,197	22,437,342	17,374,426	2,572,782

Increase (decrease) in net assets from contract transactions	188,861,698	80,685,965	(7,591,413)	9,448,287

Total increase (decrease) in net assets	206,777,895	103,123,307	9,783,013	12,021,069

Net Assets as of December 31, 2010	$404,764,627	$498,064,052	$85,216,855	$45,361,877

Investment Income:
Dividends	6,878,413	12,212,450	—	807,798
Investment Expenses:
Mortality and expense risk and other charges	5,708,837	7,476,256	1,249,048	1,264,952

Net investment income (loss)	1,169,576	4,736,194	(1,249,048)	(457,154)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	13,412,659	—	—
Realized gain (loss) on investments	7,824,951	3,907,486	(1,334,741)	491,969

Net realized capital gains (losses) on investments	7,824,951	17,320,145	(1,334,741)	491,969
Net change in unrealized appreciation/depreciation	(3,636,434)	661,600	(3,283,928)	(350,656)

Net Gain (Loss) on Investment	4,188,517	17,981,745	(4,618,669)	141,313
Increase (decrease) in net assets from operations	5,358,093	22,717,939	(5,867,717)	(315,841)

Increase (decrease) in net assets from contract transactions	(36,965,502)	43,654,978	(3,327,473)	86,347,770

Total increase (decrease) in net assets	(31,607,409)	66,372,917	(9,195,190)	86,031,929

Net Assets as of December 31, 2011	$373,157,218	$564,436,969	$76,021,665	$131,393,806

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Net Assets as of January 1, 2010	$169,958,982	$68,613,378	$112,404,738	$162,435,410

Investment Income:
Dividends	5,912,771	—	2,012,786	1,028,226
Investment Expenses:
Mortality and expense risk and other charges	2,724,930	1,064,654	1,478,528	2,272,265

Net investment income (loss)	3,187,841	(1,064,654)	534,258	(1,244,039)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	4,390,209	—	—	—
Realized gain (loss) on investments	3,832,133	(5,176,155)	(3,013,009)	(209,641)

Net realized capital gains (losses) on investments	8,222,342	(5,176,155)	(3,013,009)	(209,641)
Net change in unrealized appreciation/depreciation	(6,357,151)	27,544,324	8,480,532	26,981,669

Net Gain (Loss) on Investment	1,865,191	22,368,169	5,467,523	26,772,028
Increase (decrease) in net assets from operations	5,053,032	21,303,515	6,001,781	25,527,989

Increase (decrease) in net assets from contract transactions	20,738,879	2,193,245	(12,845,770)	(20,540,727)

Total increase (decrease) in net assets	25,791,911	23,496,760	(6,843,989)	4,987,262

Net Assets as of December 31, 2010	$195,750,893	$92,110,138	$105,560,749	$167,422,672

Investment Income:
Dividends	4,784,733	—	1,291,725	1,171,459
Investment Expenses:
Mortality and expense risk and other charges	2,677,996	1,411,443	1,371,542	2,368,877

Net investment income (loss)	2,106,737	(1,411,443)	(79,817)	(1,197,418)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,091,641	—	—	—
Realized gain (loss) on investments	1,338,151	(52,896)	(2,727,756)	(235,747)

Net realized capital gains (losses) on investments	4,429,792	(52,896)	(2,727,756)	(235,747)
Net change in unrealized appreciation/depreciation	4,042,635	1,134,546	(11,935,569)	(4,365,744)

Net Gain (Loss) on Investment	8,472,427	1,081,650	(14,663,325)	(4,601,491)
Increase (decrease) in net assets from operations	10,579,164	(329,793)	(14,743,142)	(5,798,909)

Increase (decrease) in net assets from contract transactions	20,091,117	2,407,725	(11,541,104)	(10,281,509)

Total increase (decrease) in net assets	30,670,281	2,077,932	(26,284,246)	(16,080,418)

Net Assets as of December 31, 2011	$226,421,174	$94,188,070	$79,276,503	$151,342,254

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth - SC Subaccount
Net Assets as of January 1, 2010	$263,342,710	$33,153,233	$86,072,017	$139,691,778

Investment Income:
Dividends	13,048	41,053	2,462,219	3,741,750
Investment Expenses:
Mortality and expense risk and other charges	3,737,689	558,599	1,116,472	2,137,907

Net investment income (loss)	(3,724,641)	(517,546)	1,345,747	1,603,843
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,926,120	—
Realized gain (loss) on investments	—	2,415,963	4,318,477	(3,483,422)

Net realized capital gains (losses) on investments	—	2,415,963	6,244,597	(3,483,422)
Net change in unrealized appreciation/depreciation	—	9,293,686	(4,909,263)	14,785,201

Net Gain (Loss) on Investment	—	11,709,649	1,335,334	11,301,779
Increase (decrease) in net assets from operations	(3,724,641)	11,192,103	2,681,081	12,905,622

Increase (decrease) in net assets from contract transactions	(19,034,740)	5,533,256	(32,441,229)	17,256,937

Total increase (decrease) in net assets	(22,759,381)	16,725,359	(29,760,148)	30,162,559

Net Assets as of December 31, 2010	$240,583,329	$49,878,592	$56,311,869	$169,854,337

Investment Income:
Dividends	12,680	156,417	1,815,185	3,251,885
Investment Expenses:
Mortality and expense risk and other charges	3,614,980	765,468	834,571	2,447,412

Net investment income (loss)	(3,602,300)	(609,051)	980,614	804,473
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,233,739	—
Realized gain (loss) on investments	—	4,704,619	351,328	(4,023,842)

Net realized capital gains (losses) on investments	—	4,704,619	1,585,067	(4,023,842)
Net change in unrealized appreciation/depreciation	—	(8,808,169)	195,860	(12,211,613)

Net Gain (Loss) on Investment	—	(4,103,550)	1,780,927	(16,235,455)
Increase (decrease) in net assets from operations	(3,602,300)	(4,712,601)	2,761,541	(15,430,982)

Increase (decrease) in net assets from contract transactions	23,307,441	47,553,849	31,565,757	2,119,218

Total increase (decrease) in net assets	19,705,141	42,841,248	34,327,298	(13,311,764)

Net Assets as of December 31, 2011	$260,288,470	$92,719,840	$90,639,167	$156,542,573

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Vanguard ETF Index - Balanced - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Efficient Markets - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount
Net Assets as of January 1, 2010	$49,277,110	$95,152,421	$8,798,793	$68,899,195

Investment Income:
Dividends	717,549	1,605,544	91,793	844,987
Investment Expenses:
Mortality and expense risk and other charges	884,181	1,827,140	207,003	2,565,460

Net investment income (loss)	(166,632)	(221,596)	(115,210)	(1,720,473)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	656,996	1,364,487	247,765	—
Realized gain (loss) on investments	1,569,065	114,462	253,766	402,593

Net realized capital gains (losses) on investments	2,226,061	1,478,949	501,531	402,593
Net change in unrealized appreciation/depreciation	4,089,179	15,734,219	1,308,624	22,021,138

Net Gain (Loss) on Investment	6,315,240	17,213,168	1,810,155	22,423,731
Increase (decrease) in net assets from operations	6,148,608	16,991,572	1,694,945	20,703,258

Increase (decrease) in net assets from contract transactions	29,587,124	69,814,517	11,453,067	221,137,354

Total increase (decrease) in net assets	35,735,732	86,806,089	13,148,012	241,840,612

Net Assets as of December 31, 2010	$85,012,842	$181,958,510	$21,946,805	$310,739,807

Investment Income:
Dividends	1,870,020	3,230,023	229,162	3,025,661
Investment Expenses:
Mortality and expense risk and other charges	2,085,765	2,974,100	381,797	6,421,769

Net investment income (loss)	(215,745)	255,923	(152,635)	(3,396,108)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,982,614	2,336,843	426,538	1,667,510
Realized gain (loss) on investments	986,021	2,445,449	789,094	1,572,049

Net realized capital gains (losses) on investments	2,968,635	4,782,292	1,215,632	3,239,559
Net change in unrealized appreciation/depreciation	(3,615,853)	(11,495,327)	(2,310,209)	(28,906,278)

Net Gain (Loss) on Investment	(647,218)	(6,713,035)	(1,094,577)	(25,666,719)
Increase (decrease) in net assets from operations	(862,963)	(6,457,112)	(1,247,212)	(29,062,827)

Increase (decrease) in net assets from contract transactions	158,344,645	51,321,114	10,085,092	227,750,246

Total increase (decrease) in net assets	157,481,682	44,864,002	8,837,880	198,687,419

Net Assets as of December 31, 2011	$242,494,524	$226,822,512	$30,784,685	$509,427,226

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA Hanlon Growth- SC Subaccount
Net Assets as of January 1, 2010	$17,683,172	$359,679	$1,431,731	$604,947

Investment Income:
Dividends	227,441	—	14,147	80,761
Investment Expenses:
Mortality and expense risk and other charges	749,751	144,993	122,036	96,134

Net investment income (loss)	(522,310)	(144,993)	(107,889)	(15,373)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	177,208	—	33,805	53,681
Realized gain (loss) on investments	482,660	(4,132,992)	(85,175)	(87,463)

Net realized capital gains (losses) on investments	659,868	(4,132,992)	(51,370)	(33,782)
Net change in unrealized appreciation/depreciation	5,971,350	(1,666,653)	938,171	560,718

Net Gain (Loss) on Investment	6,631,218	(5,799,645)	886,801	526,936
Increase (decrease) in net assets from operations	6,108,908	(5,944,638)	778,912	511,563

Increase (decrease) in net assets from contract transactions	77,471,753	12,850,628	14,861,702	13,414,966

Total increase (decrease) in net assets	83,580,661	6,905,990	15,640,614	13,926,529

Net Assets as of December 31, 2010	$101,263,833	$7,265,669	$17,072,345	$14,531,476

Investment Income:
Dividends	1,899,440	—	37,539	258,534
Investment Expenses:
Mortality and expense risk and other charges	2,208,721	413,021	330,058	245,515

Net investment income (loss)	(309,281)	(413,021)	(292,519)	13,019
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,405,396	—	—	1,248
Realized gain (loss) on investments	827,304	(5,013,404)	(156,391)	(134,407)

Net realized capital gains (losses) on investments	2,232,700	(5,013,404)	(156,391)	(133,159)
Net change in unrealized appreciation/depreciation	(204,608)	(15,014,488)	(3,422,638)	(2,487,461)

Net Gain (Loss) on Investment	2,028,092	(20,027,892)	(3,579,029)	(2,620,620)
Increase (decrease) in net assets from operations	1,718,811	(20,440,913)	(3,871,548)	(2,607,601)

Increase (decrease) in net assets from contract transactions	100,130,024	80,708,446	11,130,656	4,663,389

Total increase (decrease) in net assets	101,848,835	60,267,533	7,259,108	2,055,788

Net Assets as of December 31, 2011	$203,112,668	$67,533,202	$24,331,453	$16,587,264

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Hanlon Growth and Income - SC Subaccount	TA Hanlon Balanced - SC Subaccount	TA Hanlon Income - SC Subaccount	TA Vanguard ETF Index-Conservative -SC Subaccount

Net Assets as of January 1, 2010	$398,229	$1,165,255	$9,585,273	$206,617

Investment Income:
Dividends	60,805	63,608	168,527	2,901
Investment Expenses:
Mortality and expense risk and other charges	110,804	211,684	1,017,742	135,046

Net investment income (loss)	(49,999)	(148,076)	(849,215)	(132,145)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	35,166	31,089	283,834	—
Realized gain (loss) on investments	(162,208)	(53,887)	16,767	57,670

Net realized capital gains (losses) on investments	(127,042)	(22,798)	300,601	57,670
Net change in unrealized appreciation/depreciation	403,709	294,472	(809,981)	1,007,886

Net Gain (Loss) on Investment	276,667	271,674	(509,380)	1,065,556

Increase (decrease) in net assets from operations	226,668	123,598	(1,358,595)	933,411

Increase (decrease) in net assets from contract transactions	15,073,915	29,349,345	126,297,801	22,259,652

Total increase (decrease) in net assets	15,300,583	29,472,943	124,939,206	23,193,063

Net Assets as of December 31, 2010	$15,698,812	$30,638,198	$134,524,479	$23,399,680

Investment Income:
Dividends	262,618	421,364	1,816,012	283,031
Investment Expenses:
Mortality and expense risk and other charges	261,816	474,619	1,714,248	530,679

Net investment income (loss)	802	(53,255)	101,764	(247,648)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	596,946	125,738
Realized gain (loss) on investments	(114,598)	(140,957)	191,129	359,941

Net realized capital gains (losses) on investments	(114,598)	(140,957)	788,075	485,679
Net change in unrealized appreciation/depreciation	(1,776,210)	(1,613,176)	946,656	269,988

Net Gain (Loss) on Investment	(1,890,808)	(1,754,133)	1,734,731	755,667

Increase (decrease) in net assets from operations	(1,890,006)	(1,807,388)	1,836,495	508,019

Increase (decrease) in net assets from contract transactions	5,459,805	5,604,819	(9,574,638)	36,419,485

Total increase (decrease) in net assets	3,569,799	3,797,431	(7,738,143)	36,927,504

Net Assets as of December 31, 2011	$19,268,611	$34,435,629	$126,786,336	$60,327,184

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount(1)	TA Madison Moderate Growth Allocation - SC Subaccount(1)
Net Assets as of January 1, 2010	$297,837	$80,470	$—	$—

Investment Income:
Dividends	2,423	97,867	—	—
Investment Expenses:
Mortality and expense risk and other charges	45,048	51,465	—	—

Net investment income (loss)	(42,625)	46,402	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	389	—	—	—
Realized gain (loss) on investments	3,898	21,119	—	—

Net realized capital gains (losses) on investments	4,287	21,119	—	—
Net change in unrealized appreciation/depreciation	740,562	701,067	—	—

Net Gain (Loss) on Investment	744,849	722,186	—	—

Increase (decrease) in net assets from operations	702,224	768,588	—	—

Increase (decrease) in net assets from contract transactions	6,414,861	6,357,950	—	—

Total increase (decrease) in net assets	7,117,085	7,126,538	—	—

Net Assets as of December 31, 2010	$7,414,922	$7,207,008	$—	$—

Investment Income:
Dividends	96,828	168,301	—	—
Investment Expenses:
Mortality and expense risk and other charges	171,842	197,346	88,050	2,386

Net investment income (loss)	(75,014)	(29,045)	(88,050)	(2,386)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	5,348	—	—	—
Realized gain (loss) on investments	308,492	262,936	56,565	(860)

Net realized capital gains (losses) on investments	313,840	262,936	56,565	(860)
Net change in unrealized appreciation/depreciation	(1,229,785)	(569,172)	502,004	9,292

Net Gain (Loss) on Investment	(915,945)	(306,236)	558,569	8,432

Increase (decrease) in net assets from operations	(990,959)	(335,281)	470,519	6,046

Increase (decrease) in net assets from contract transactions	9,204,703	9,924,746	23,246,277	938,630

Total increase (decrease) in net assets	8,213,744	9,589,465	23,716,796	944,676

Net Assets as of December 31, 2011	$15,628,666	$16,796,473	$23,716,796	$944,676

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Madison Balanced Allocation - SC Subaccount(1)	TA Madison Diversified Income - SC Subaccount(1)	TA Madison Conservative Allocation - SC Subaccount(1)	TA Madison Large Cap Growth - SC Subaccount(1)

Net Assets as of January 1, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—
Net realized capital gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation/depreciation	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	32,979	40,801	29,671	5,974

Net investment income (loss)	(32,979)	(40,801)	(29,671)	(5,974)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(3,131)	(793)	(2,015)	(10,770)

Net realized capital gains (losses) on investments	(3,131)	(793)	(2,015)	(10,770)
Net change in unrealized appreciation/depreciation	95,145	314,190	48,280	(6,673)

Net Gain (Loss) on Investment	92,014	313,397	46,265	(17,443)

Increase (decrease) in net assets from operations	59,035	272,596	16,594	(23,417)

Increase (decrease) in net assets from contract transactions	10,356,679	11,747,719	7,333,517	1,364,788

Total increase (decrease) in net assets	10,415,714	12,020,315	7,350,111	1,341,371

Net Assets as of December 31, 2011	$10,415,714	$12,020,315	$7,350,111	$1,341,371

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA AEGON Tactical Vanguard ETF - Growth -SC Subaccount(1)	TA AEGON Tactical Vanguard ETF -Balanced -SC Subaccount(1)	TA AEGON Tactical Vanguard ETF -Conservative - SC Subaccount(1)	TA JPMorgan Core Bond -SC Subaccount(1)

Net Assets as of January 1, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—
Net realized capital gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation/depreciation	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	—	159,346
Investment Expenses:
Mortality and expense risk and other charges	57,084	38,989	94,889	47,375
Net investment income (loss)	(57,084)	(38,989)	(94,889)	111,971
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	4,969
Realized gain (loss) on investments	(46,058)	(23,046)	(18,812)	1,162

Net realized capital gains (losses) on investments	(46,058)	(23,046)	(18,812)	6,131
Net change in unrealized appreciation/depreciation	(507,182)	33,363	350,366	26,730

Net Gain (Loss) on Investment	(553,240)	10,317	331,554	32,861
Increase (decrease) in net assets from operations	(610,324)	(28,672)	236,665	144,832

Increase (decrease) in net assets from contract transactions	47,448,312	9,811,361	47,449,592	13,230,076

Total increase (decrease) in net assets	46,837,988	9,782,689	47,686,257	13,374,908

Net Assets as of December 31, 2011	$46,837,988	$9,782,689	$47,686,257	$13,374,908

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA JPMorgan Tactical Allocation - SC Subaccount(1)	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Net Assets as of January 1, 2010	$—	$25,112,242	$6,110,262	$39,961,523

Investment Income:
Dividends	—	83,779	30,816	—
Investment Expenses:
Mortality and expense risk and other charges	—	349,278	87,250	563,786

Net investment income (loss)	—	(265,499)	(56,434)	(563,786)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	(4,819,228)	(71,396)	(1,775,142)

Net realized capital gains (losses) on investments	—	(4,819,228)	(71,396)	(1,775,142)
Net change in unrealized appreciation/depreciation	—	6,157,371	915,496	6,479,500

Net Gain (Loss) on Investment	—	1,338,143	844,100	4,704,358

Increase (decrease) in net assets from operations	—	1,072,644	787,666	4,140,572

Increase (decrease) in net assets from contract transactions	—	(2,290,003)	45,579	(2,950,048)

Total increase (decrease) in net assets	—	(1,217,359)	833,245	1,190,524

Net Assets as of December 31, 2010	$—	$23,894,883	$6,943,507	$41,152,047

Investment Income:
Dividends	154,685	134,285	—	468,183
Investment Expenses:
Mortality and expense risk and other charges	113,039	320,679	99,712	633,642

Net investment income (loss)	41,646	(186,394)	(99,712)	(165,459)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(3,914)	(3,846,563)	(46,779)	(1,658,677)

Net realized capital gains (losses) on investments	(3,914)	(3,846,563)	(46,779)	(1,658,677)
Net change in unrealized appreciation/depreciation	267,060	2,982,485	(549,450)	3,704,250

Net Gain (Loss) on Investment	263,146	(864,078)	(596,229)	2,045,573

Increase (decrease) in net assets from operations	304,792	(1,050,472)	(695,941)	1,880,114

Increase (decrease) in net assets from contract transactions	32,931,377	(2,504,536)	(190,164)	4,008,670

Total increase (decrease) in net assets	33,236,169	(3,555,008)	(886,105)	5,888,784

Net Assets as of December 31, 2011	$33,236,169	$20,339,875	$6,057,402	$47,040,831

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount

Net Assets as of January 1, 2010	$21,517,625	$10,047,749	$18,789,785	$3,137,832

Investment Income:
Dividends	55,840	296,054	—	15,130
Investment Expenses:
Mortality and expense risk and other charges	305,444	214,404	265,218	43,882

Net investment income (loss)	(249,604)	81,650	(265,218)	(28,752)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	639,001	175,798	(1,102,728)	111,718

Net realized capital gains (losses) on investments	639,001	175,798	(1,102,728)	111,718
Net change in unrealized appreciation/depreciation	1,298,912	962,928	5,330,278	311,937

Net Gain (Loss) on Investment	1,937,913	1,138,726	4,227,550	423,655

Increase (decrease) in net assets from operations	1,688,309	1,220,376	3,962,332	394,903

Increase (decrease) in net assets from contract transactions	154,518	7,028,629	(2,616,979)	(324,572)

Total increase (decrease) in net assets	1,842,827	8,249,005	1,345,353	70,331

Net Assets as of December 31, 2010	$23,360,452	$18,296,754	$20,135,138	$3,208,163

Investment Income:
Dividends	21,456	498,822	—	17,704
Investment Expenses:
Mortality and expense risk and other charges	352,700	394,260	277,988	43,950

Net investment income (loss)	(331,244)	104,562	(277,988)	(26,246)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,020,689	468,798	700,235	98,497

Net realized capital gains (losses) on investments	1,020,689	468,798	700,235	98,497
Net change in unrealized appreciation/depreciation	(2,024,603)	(1,891,484)	(1,044,268)	(204,771)

Net Gain (Loss) on Investment	(1,003,914)	(1,422,686)	(344,033)	(106,274)

Increase (decrease) in net assets from operations	(1,335,158)	(1,318,124)	(622,021)	(132,520)

Increase (decrease) in net assets from contract transactions	1,086,666	11,608,749	(2,529,508)	(257,712)

Total increase (decrease) in net assets	(248,492)	10,290,625	(3,151,529)	(390,232)

Net Assets as of December 31, 2011	$23,111,960	$28,587,379	$16,983,609	$2,817,931

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	Fidelity VIP Contrafund® Subaccount

Net Assets as of January 1, 2010	$35,455,082	$24,479,755	$63,388,306	$174,641,929

Investment Income:
Dividends	176,723	—	1,621,646	1,818,490
Investment Expenses:
Mortality and expense risk and other charges	533,385	437,082	925,794	2,559,944

Net investment income (loss)	(356,662)	(437,082)	695,852	(741,454)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	82,825
Realized gain (loss) on investments	(1,973,090)	(665,903)	(1,750,090)	(5,147,811)

Net realized capital gains (losses) on investments	(1,973,090)	(665,903)	(1,750,090)	(5,064,986)
Net change in unrealized appreciation/depreciation	6,921,602	10,536,450	5,806,844	31,413,725

Net Gain (Loss) on Investment	4,948,512	9,870,547	4,056,754	26,348,739

Increase (decrease) in net assets from operations	4,591,850	9,433,465	4,752,606	25,607,285

Increase (decrease) in net assets from contract transactions	2,772,203	9,598,741	(4,027,963)	(3,428,736)

Total increase (decrease) in net assets	7,364,053	19,032,206	724,643	22,178,549

Net Assets as of December 31, 2010	$42,819,135	$43,511,961	$64,112,949	$196,820,478

Investment Income:
Dividends	193,514	—	1,585,764	1,492,825
Investment Expenses:
Mortality and expense risk and other charges	604,322	685,478	972,146	2,798,134

Net investment income (loss)	(410,808)	(685,478)	613,618	(1,305,309)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	5,888,281	—	—
Realized gain (loss) on investments	(1,937,863)	1,643,970	(945,189)	(5,347,345)

Net realized capital gains (losses) on investments	(1,937,863)	7,532,251	(945,189)	(5,347,345)
Net change in unrealized appreciation/depreciation	(4,189,700)	(13,201,104)	336,152	(1,602,026)

Net Gain (Loss) on Investment	(6,127,563)	(5,668,853)	(609,037)	(6,949,371)

Increase (decrease) in net assets from operations	(6,538,371)	(6,354,331)	4,581	(8,254,680)

Increase (decrease) in net assets from contract transactions	(3,601,796)	6,410,234	590,775	(9,384,427)

Total increase (decrease) in net assets	(10,140,167)	55,903	595,356	(17,639,107)

Net Assets as of December 31, 2011	$32,678,968	$43,567,864	$64,708,305	$179,181,371

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Mid Cap Subaccount
Net Assets as of January 1, 2010	$45,516,351	$24,205,981	$1,911,152	$192,489,020

Investment Income:
Dividends	762,632	8,823	—	249,234
Investment Expenses:
Mortality and expense risk and other charges	674,101	375,185	26,870	2,969,471

Net investment income (loss)	88,531	(366,362)	(26,870)	(2,720,237)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	95,342	—	668,352
Realized gain (loss) on investments	(2,440,759)	(755,297)	58,425	(88,764)

Net realized capital gains (losses) on investments	(2,440,759)	(659,955)	58,425	579,588
Net change in unrealized appreciation/depreciation	8,231,823	6,531,735	329,348	50,560,623

Net Gain (Loss) on Investment	5,791,064	5,871,780	387,773	51,140,211

Increase (decrease) in net assets from operations	5,879,595	5,505,418	360,903	48,419,974

Increase (decrease) in net assets from contract transactions	(256,057)	3,176,703	(280,549)	(10,750,457)

Total increase (decrease) in net assets	5,623,538	8,682,121	80,354	37,669,517

Net Assets as of December 31, 2010	$51,139,889	$32,888,102	$1,991,506	$230,158,537

Investment Income:
Dividends	1,209,908	46,884	—	44,481
Investment Expenses:
Mortality and expense risk and other charges	771,527	531,717	27,475	3,113,893

Net investment income (loss)	438,381	(484,833)	(27,475)	(3,069,412)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	125,085	—	349,494
Realized gain (loss) on investments	(2,636,961)	(951,328)	154,080	267,632

Net realized capital gains (losses) on investments	(2,636,961)	(826,243)	154,080	617,126
Net change in unrealized appreciation/depreciation	1,656,217	526,409	(103,965)	(24,104,953)

Net Gain (Loss) on Investment	(980,744)	(299,834)	50,115	(23,487,827)

Increase (decrease) in net assets from operations	(542,363)	(784,667)	22,640	(26,557,239)

Increase (decrease) in net assets from contract transactions	117,876	2,683,234	(319,398)	(22,245,788)

Total increase (decrease) in net assets	(424,487)	1,898,567	(296,758)	(48,803,027)

Net Assets as of December 31, 2011	$50,715,402	$34,786,669	$1,694,748	$181,355,510

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Net Assets as of January 1, 2010	$52,231,295	$17,650,080	$28,997,286	$9,746,295

Investment Income:
Dividends	164,205	417,407	2,429,134	205,605
Investment Expenses:
Mortality and expense risk and other charges	814,521	330,352	554,269	181,770

Net investment income (loss)	(650,316)	87,055	1,874,865	23,835

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	151,194	—	—
Realized gain (loss) on investments	(5,045,823)	466,461	(736,255)	37,691

Net realized capital gains (losses) on investments	(5,045,823)	617,655	(736,255)	37,691
Net change in unrealized appreciation/depreciation	17,859,919	3,178,688	3,144,096	1,215,517

Net Gain (Loss) on Investment	12,814,096	3,796,343	2,407,841	1,253,208

Increase (decrease) in net assets from operations	12,163,780	3,883,398	4,282,706	1,277,043

Increase (decrease) in net assets from contract transactions	(2,826,411)	9,364,037	17,631,641	6,464,718

Total increase (decrease) in net assets	9,337,369	13,247,435	21,914,347	7,741,761

Net Assets as of December 31, 2010	$61,568,664	$30,897,515	$50,911,633	$17,488,056

Investment Income:
Dividends	423,910	637,929	4,006,476	489,654
Investment Expenses:
Mortality and expense risk and other charges	852,446	545,492	994,463	287,953

Net investment income (loss)	(428,536)	92,437	3,012,013	201,701

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	118,642	—	—
Realized gain (loss) on investments	(3,403,971)	2,230,510	582,417	975,153

Net realized capital gains (losses) on investments	(3,403,971)	2,349,152	582,417	975,153
Net change in unrealized appreciation/depreciation	(2,368,221)	(4,905,286)	(3,690,018)	(1,864,209)

Net Gain (Loss) on Investment	(5,772,192)	(2,556,134)	(3,107,601)	(889,056)

Increase (decrease) in net assets from operations	(6,200,728)	(2,463,697)	(95,588)	(687,355)

Increase (decrease) in net assets from contract transactions	(3,869,216)	13,178,170	29,527,786	3,553,355

Total increase (decrease) in net assets	(10,069,944)	10,714,473	29,432,198	2,866,000

Net Assets as of December 31, 2011	$51,498,720	$41,611,988	$80,343,831	$20,354,056

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount	American Funds - Bond Subaccount
Net Assets as of January 1, 2010	$30,890,820	$25,548,689	$743,695	$501,383

Investment Income:
Dividends	618,703	1,057,348	618,544	294,470
Investment Expenses:
Mortality and expense risk and other charges	503,684	595,572	277,548	100,443

Net investment income (loss)	115,019	461,776	340,996	194,027

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	3,996	—	—
Realized gain (loss) on investments	(1,102,144)	676,147	(8,207)	58,076

Net realized capital gains (losses) on investments	(1,102,144)	680,143	(8,207)	58,076
Net change in unrealized appreciation/depreciation	3,237,295	2,803,789	2,680,073	(163,981)

Net Gain (Loss) on Investment	2,135,151	3,483,932	2,671,866	(105,905)

Increase (decrease) in net assets from operations	2,250,170	3,945,708	3,012,862	88,122

Increase (decrease) in net assets from contract transactions	7,356,966	23,513,939	35,491,623	10,410,041

Total increase (decrease) in net assets	9,607,136	27,459,647	38,504,485	10,498,163

Net Assets as of December 31, 2010	$40,497,956	$53,008,336	$39,248,180	$10,999,546

Investment Income:
Dividends	728,612	9,737	1,368,036	755,061
Investment Expenses:
Mortality and expense risk and other charges	621,680	981,631	1,032,655	320,098

Net investment income (loss)	106,932	(971,894)	335,381	434,963

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,430,475	1,273,823	360,082	154,362

Net realized capital gains (losses) on investments	1,430,475	1,273,823	360,082	154,362
Net change in unrealized appreciation/depreciation	(7,112,893)	(2,911,810)	(1,670,516)	210,748

Net Gain (Loss) on Investment	(5,682,418)	(1,637,987)	(1,310,434)	365,110

Increase (decrease) in net assets from operations	(5,575,486)	(2,609,881)	(975,053)	800,073

Increase (decrease) in net assets from contract transactions	5,642,608	18,086,877	35,536,869	15,730,653

Total increase (decrease) in net assets	67,122	15,476,996	34,561,816	16,530,726

Net Assets as of December 31, 2011	$40,565,078	$68,485,332	$73,809,996	$27,530,272

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount	GE Investments Total Return Subaccount
Net Assets as of January 1, 2010	$220,838	$80,190	$77,792	$158,292

Investment Income:
Dividends	57,512	85,845	120,173	88,213
Investment Expenses:
Mortality and expense risk and other charges	81,587	53,374	60,479	53,619

Net investment income (loss)	(24,075)	32,471	59,694	34,594

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(2,590)	(25,046)	(17,615)	(7)

Net realized capital gains (losses) on investments	(2,590)	(25,046)	(17,615)	(7)
Net change in unrealized appreciation/depreciation	1,221,718	566,410	498,945	471,462

Net Gain (Loss) on Investment	1,219,128	541,364	481,330	471,455

Increase (decrease) in net assets from operations	1,195,053	573,835	541,024	506,049

Increase (decrease) in net assets from contract transactions	9,294,626	6,360,017	7,369,895	7,152,136

Total increase (decrease) in net assets	10,489,679	6,933,852	7,910,919	7,658,185

Net Assets as of December 31, 2010	$10,710,517	$7,014,042	$7,988,711	$7,816,477

Investment Income:
Dividends	117,295	186,591	246,556	264,635
Investment Expenses:
Mortality and expense risk and other charges	282,112	171,661	198,196	206,281

Net investment income (loss)	(164,817)	14,930	48,360	58,354

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	275,108	57,564	(925)	58,011

Net realized capital gains (losses) on investments	275,108	57,564	(925)	58,011
Net change in unrealized appreciation/depreciation	(1,555,267)	(534,329)	(2,293,146)	(854,012)

Net Gain (Loss) on Investment	(1,280,159)	(476,765)	(2,294,071)	(796,001)

Increase (decrease) in net assets from operations	(1,444,976)	(461,835)	(2,245,711)	(737,647)

Increase (decrease) in net assets from contract transactions	10,587,953	5,731,089	7,250,949	9,714,991

Total increase (decrease) in net assets	9,142,977	5,269,254	5,005,238	8,977,344

Net Assets as of December 31, 2011	$19,853,494	$12,283,296	$12,993,949	$16,793,821

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net Assets as of January 1, 2010	$741,634	$30,704,585	$9,048,158	$27,612,347

Investment Income:
Dividends	3,988	462,808	674,422	304,131
Investment Expenses:
Mortality and expense risk and other charges	7,984	423,905	124,594	375,477

Net investment income (loss)	(3,996)	38,903	549,828	(71,346)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	138,437
Realized gain (loss) on investments	(49,141)	154,518	(387,964)	41,876

Net realized capital gains (losses) on investments	(49,141)	154,518	(387,964)	180,313
Net change in unrealized appreciation/depreciation	99,861	2,906,099	979,586	2,031,458

Net Gain (Loss) on Investment	50,720	3,060,617	591,622	2,211,771

Increase (decrease) in net assets from operations	46,724	3,099,520	1,141,450	2,140,425

Increase (decrease) in net assets from contract transactions	(193,800)	(3,386,006)	(668,528)	(2,776,526)

Total increase (decrease) in net assets	(147,076)	(286,486)	472,922	(636,101)

Net Assets as of December 31, 2010	$594,558	$30,418,099	$9,521,080	$26,976,246

Investment Income:
Dividends	7,382	503,570	622,064	512,416
Investment Expenses:
Mortality and expense risk and other charges	7,132	420,900	127,419	358,836

Net investment income (loss)	250	82,670	494,645	153,580

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	507,846
Realized gain (loss) on investments	(33,051)	(348,624)	(10,819)	(47,892)

Net realized capital gains (losses) on investments	(33,051)	(348,624)	(10,819)	459,954
Net change in unrealized appreciation/depreciation	(6,235)	(787,333)	(285,900)	(1,805,054)

Net Gain (Loss) on Investment	(39,286)	(1,135,957)	(296,719)	(1,345,100)

Increase (decrease) in net assets from operations	(39,036)	(1,053,287)	197,926	(1,191,520)

Increase (decrease) in net assets from contract transactions	(152,496)	(2,876,307)	(1,602,604)	(3,972,943)

Total increase (decrease) in net assets	(191,532)	(3,929,594)	(1,404,678)	(5,164,463)

Net Assets as of December 31, 2011	$403,026	$26,488,505	$8,116,402	$21,811,783

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Net Assets as of January 1, 2010	$140,072	$108,693	$63,043	$633,019

Investment Income:
Dividends	21,236	382	2,346	18,272
Investment Expenses:
Mortality and expense risk and other charges	5,447	2,887	1,000	17,587

Net investment income (loss)	15,789	(2,505)	1,346	685

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,818	(20,533)	(2,013)	44,559

Net realized capital gains (losses) on investments	1,818	(20,533)	(2,013)	44,559
Net change in unrealized appreciation/depreciation	35,694	50,388	10,166	132,094

Net Gain (Loss) on Investment	37,512	29,855	8,153	176,653

Increase (decrease) in net assets from operations	53,301	27,350	9,499	177,338

Increase (decrease) in net assets from contract transactions	397,558	183,052	18,444	1,145,766

Total increase (decrease) in net assets	450,859	210,402	27,943	1,323,104

Net Assets as of December 31, 2010	$590,931	$319,095	$90,986	$1,956,123

Investment Income:
Dividends	56,237	602	2,779	25,852
Investment Expenses:
Mortality and expense risk and other charges	15,467	5,119	1,268	31,042

Net investment income (loss)	40,770	(4,517)	1,511	(5,190)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	34,688	9,021	3,697	47,072

Net realized capital gains (losses) on investments	34,688	9,021	3,697	47,072
Net change in unrealized appreciation/depreciation	(41,362)	(26,371)	(502)	(396,319)

Net Gain (Loss) on Investment	(6,674)	(17,350)	3,195	(349,247)

Increase (decrease) in net assets from operations	34,096	(21,867)	4,706	(354,437)

Increase (decrease) in net assets from contract transactions	921,121	88,719	2,378	481,940

Total increase (decrease) in net assets	955,217	66,852	7,084	127,503

Net Assets as of December 31, 2011	$1,546,148	$385,947	$98,070	$2,083,626

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount
Net Assets as of January 1, 2010	$2,521	$163,727	$556,724	$114,689

Investment Income:
Dividends	592	2,632	20,515	149
Investment Expenses:
Mortality and expense risk and other charges	712	4,583	11,377	2,169

Net investment income (loss)	(120)	(1,951)	9,138	(2,020)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(91)	9,779	8,978	2,448

Net realized capital gains (losses) on investments	(91)	9,779	8,978	2,448
Net change in unrealized appreciation/depreciation	10,008	65,605	3,121	22,764

Net Gain (Loss) on Investment	9,917	75,384	12,099	25,212

Increase (decrease) in net assets from operations	9,797	73,433	21,237	23,192

Increase (decrease) in net assets from contract transactions	96,810	288,144	544,899	83,203

Total increase (decrease) in net assets	106,607	361,577	566,136	106,395

Net Assets as of December 31, 2010	$109,128	$525,304	$1,122,860	$221,084

Investment Income:
Dividends	893	3,094	22,954	—
Investment Expenses:
Mortality and expense risk and other charges	1,928	8,157	15,818	3,274

Net investment income (loss)	(1,035)	(5,063)	7,136	(3,274)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	733	23,536	27,979	7,938

Net realized capital gains (losses) on investments	733	23,536	27,979	7,938
Net change in unrealized appreciation/depreciation	(6,931)	(50,643)	7,916	(41,335)

Net Gain (Loss) on Investment	(6,198)	(27,107)	35,895	(33,397)

Increase (decrease) in net assets from operations	(7,233)	(32,170)	43,031	(36,671)

Increase (decrease) in net assets from contract transactions	56,273	147,746	(1,627)	13,464

Total increase (decrease) in net assets	49,040	115,576	41,404	(23,207)

Net Assets as of December 31, 2011	$158,168	$640,880	$1,164,264	$197,877

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Net Assets as of January 1, 2010	$195,817	$73,042	$559,420	$3,608,610

Investment Income:
Dividends	1,069	5,091	5,087	13,404
Investment Expenses:
Mortality and expense risk and other charges	5,899	4,869	14,855	147,161

Net investment income (loss)	(4,830)	222	(9,768)	(133,757)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,352)	9,015	14,366	52,959

Net realized capital gains (losses) on investments	(1,352)	9,015	14,366	52,959
Net change in unrealized appreciation/depreciation	109,381	22,070	319,299	1,191,346

Net Gain (Loss) on Investment	108,029	31,085	333,665	1,244,305

Increase (decrease) in net assets from operations	103,199	31,307	323,897	1,110,548

Increase (decrease) in net assets from contract transactions	371,382	483,274	935,038	12,302,774

Total increase (decrease) in net assets	474,581	514,581	1,258,935	13,413,322

Net Assets as of December 31, 2010	$670,398	$587,623	$1,818,355	$17,021,932

Investment Income:
Dividends	1,451	2,389	555	198,846
Investment Expenses:
Mortality and expense risk and other charges	11,760	9,559	29,920	278,290

Net investment income (loss)	(10,309)	(7,170)	(29,365)	(79,444)

Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	915
Realized gain (loss) on investments	21,382	3,889	159,382	193,092

Net realized capital gains (losses) on investments	21,382	3,889	159,382	194,007
Net change in unrealized appreciation/depreciation	(133,878)	28,722	(231,298)	(160,680)

Net Gain (Loss) on Investment	(112,496)	32,611	(71,916)	33,327

Increase (decrease) in net assets from operations	(122,805)	25,441	(101,281)	(46,117)

Increase (decrease) in net assets from contract transactions	373,943	106,986	654,660	5,001,832

Total increase (decrease) in net assets	251,138	132,427	553,379	4,955,715

Net Assets as of December 31, 2011	$921,536	$720,050	$2,371,734	$21,977,647

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark Variable Annuity, MEMBERS® Landmark Variable Annuity, Transamerica Freedom Variable Annuity, and MEMBERS® Freedom Variable Annuity.

The TA AEGON U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM) and the TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) are included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust — Initial Class	Transamerica Series Trust — Initial Class
TA Asset Allocation—Growth	Transamerica Asset Allocation — Growth VP
TA Asset Allocation—Conservative	Transamerica Asset Allocation — Conservative VP
TA Asset Allocation—Moderate	Transamerica Asset Allocation — Moderate VP
TA Asset Allocation—Moderate Growth	Transamerica Asset Allocation — Moderate Growth VP
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
TA MFS International Equity	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities VP
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP
TA Multi-Managed Balanced	Transamerica Multi-Managed Balanced VP
TA Jennison Growth	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index	Transamerica JPMorgan Enhanced Index VP
TA AEGON High Yield Bond	Transamerica AEGON High Yield Bond VP
TA BlackRock Large Cap Value	Transamerica BlackRock Large Cap Value VP
TA PIMCO Total Return	Transamerica PIMCO Total Return VP
TA Morgan Stanley Capital Growth	Transamerica Morgan Stanley Capital Growth VP
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP
TA AEGON U.S. Government Securities	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core	Transamerica Multi Managed Large Cap Core VP
TA AEGON Money Market	Transamerica AEGON Money Market VP
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Transamerica Series Turst — Service Class	Transamerica Series Turst — Service Class
TA Asset Allocation—Growth—SC	Transamerica Asset Allocation — Growth VP
TA Asset Allocation—Conservative—SC	Transamerica Asset Allocation — Conservative VP
TA Asset Allocation—Moderate—SC	Transamerica Asset Allocation — Moderate VP
TA Asset Allocation—Moderate Growth—SC	Transamerica Asset Allocation — Moderate Growth VP
TA WMC Diversified Growth—SC	Transamerica WMC Diversified Growth VP
TA MFS International Equity—SC	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities—SC	Transamerica Clarion Global Real Estate Securities VP
TA Systematic Small/Mid Cap Value—SC	Transamerica Systematic Small/Mid Cap Value VP
TA Multi-Managed Balanced—SC	Transamerica Multi-Managed Balanced VP
TA Jennison Growth—SC	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index—SC	Transamerica JPMorgan Enhanced Index VP
TA AEGON High Yield Bond—SC	Transamerica AEGON High Yield Bond VP
TA BlackRock Large Cap Value—SC	Transamerica BlackRock Large Cap Value VP
TA PIMCO Total Return—SC	Transamerica PIMCO Total Return VP
TA Morgan Stanley Capital Growth—SC	Transamerica Morgan Stanley Capital Growth VP
TA AllianceBernstein Dynamic Allocation—SC	Transamerica AllianceBernstein Dynamic Allocation VP
TA AEGON U.S. Government Securities—SC	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap—SC	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation—SC	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core—SC	Transamerica Multi Managed Large Cap Core VP
TA AEGON Money Market—SC	Transamerica AEGON Money Market VP
TA Morgan Stanley Mid-Cap Growth—SC	Transamerica Morgan Stanley Mid-Cap Growth VP
TA AEGON U.S. Government Securities—PAM—SC	Transamerica AEGON U.S. Government Securities VP
TA International Moderate Growth—SC	Transamerica International Moderate Growth VP
TA Vanguard ETF Index—Balanced—SC	Transamerica Index 50 VP
TA Vanguard ETF Index—Growth—SC	Transamerica Index 75 VP
TA Efficient Markets—SC	Transamerica Efficient Markets VP
TA BlackRock Global Allocation—SC	Transamerica BlackRock Global Allocation VP
TA BlackRock Tactical Allocation—SC	Transamerica BlackRock Tactical Allocation VP
TA ProFunds UltraBear—OAM—SC	Transamerica ProFunds UltraBear VP
TA Janus Balanced—SC	Transamerica Janus Balanced VP
TA Hanlon Growth—SC	Transamerica Hanlon Growth VP
TA Hanlon Growth and Income—SC	Transamerica Hanlon Growth and Income VP
TA Hanlon Balanced—SC	Transamerica Hanlon Balanced VP
TA Hanlon Income—SC	Transamerica Hanlon Income VP

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Transamerica Series Turst—Service Class	Transamerica Series Turst — Service Class
TA Vanguard ETF Index—Conservative—SC	Transamerica Index 35 VP
TA Vanguard ETF Index—Aggressive Growth—SC	Transamerica Index 100 VP
TA JPMorgan Mid Cap Value—SC	Transamerica JPMorgan Mid Cap Value VP
TA PIMCO Real Return TIPS—SC	Transamerica PIMCO Real Return TIPS VP
TA Madison Moderate Growth Allocation—SC	Transamerica Madison Moderate Growth Allocation VP
TA Madison Balanced Allocation—SC	Transamerica Madison Balanced Allocation VP
TA Madison Diversified Income—SC	Transamerica Madison Diversified Income VP
TA Madison Conservative Allocation—SC	Transamerica Madison Conservative Allocation VP
TA Madison Large Cap Growth—SC	Transamerica Madison Large Cap Growth VP
TA AEGON Tactical Vanguard ETF—Growth—SC	Transamerica AEGON Active Asset Allocation — Moderate Growth VP
TA AEGON Tactical Vanguard ETF—Balanced—SC	Transamerica AEGON Active Asset Allocation — Moderate VP
TA AEGON Tactical Vanguard ETF—Conservative—SC	Transamerica AEGON Active Asset Allocation — Conservative VP
TA JPMorgan Core Bond—SC	Transamerica JPMorgan Core Bond VP
TA JPMorgan Tactical Allocation—SC	Transamerica JPMorgan Tactical Allocation VP
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco V.I. Basic Value	Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation Fund
AllianceBernstein Variable Producst Series Fund, Inc.—Class B	AllianceBernstein Variable Producst Series Fund, Inc. — Class B
AllianceBernstein Growth & Income	AllianceBernstein Growth & Income Portfolio
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Janus Aspen Series—Service Shares	Janus Aspen Series — Service Shares
Janus Aspen—Enterprise	Janus Aspen — Enterprise Portfolio
Janus Aspen—Perkins Mid Cap Value	Janus Aspen — Perkins Mid Cap Value Portfolio
Janus Aspen—Worldwide	Janus Aspen — Worldwide Portfolio
MFS® Variable Insurance Trust—Service Class	MFS® Variable Insurance Trust — Service Class
MFS® New Discovery	MFS® New Discovery Series
MFS® Total Return	MFS® Total Return Series
Fidelity® Variable Insurance Products Fund—Service Class 2	Fidelity® Variable Insurance Products Fund — Service Class 2
Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth	Fidelity VIP Growth Portfolio
Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap	Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies	Fidelity VIP Value Strategies Portfolio
Fidelity VIP Balanced	Fidelity VIP Balanced Portfolio
Franklin Templeton Variable Insurance Products Trust—Class 2	Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Income Securities	Franklin Income Securities Fund
Mutual Shares Securities	Mutual Shares Securities Fund
Templeton Foreign Securities	Templeton Foreign Securities Fund

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust—Class 4	Franklin Templeton Variable Insurance Products Trust — Class 4
Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
American Funds Insurance Series®—Class 2	American Funds Insurance Series® — Class 2
American Funds—Asset Allocation	American Funds — Asset Allocation Fund
American Funds—Bond	American Funds — Bond Fund
American Funds—Growth	American Funds — Growth Fund
American Funds—Growth-Income	American Funds — Growth-Income Fund
American Funds—International	American Funds - International Fund
GE Investments Funds, Inc.—Class 3	GE Investments Funds, Inc. — Class 3
GE Investments Total Return	GE Investments Total Return Fund
MTB Group of Funds	MTB Group of Funds
MTB Managed Allocation Fund—Moderate Growth II	MTB Managed Allocation Fund — Moderate Growth II
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I.	BlackRock Basic Value V.I. Fund
BlackRock High Yield V.I.	BlackRock High Yield V.I. Fund
BlackRock Global Allocation V.I.	BlackRock Global Allocation V.I. Fund
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Growth	Huntington VA Growth Fund
Huntington VA Income Equity	Huntington VA Income Equity Fund
Huntington VA International Equity	Huntington VA International Equity Fund
Huntington VA Macro 100	Huntington VA Macro 100 Fund
Huntington VA Mid Corp America	Huntington VA Mid Corp America Fund
Huntington VA Mortgage Securities	Huntington VA Mortgage Securities Fund
Huntington VA New Economy	Huntington VA New Economy Fund
Huntington VA Real Strategies	Huntington VA Real Strategies Fund
Huntington VA Rotating Markets	Huntington VA Rotating Markets Fund
Huntington VA Situs	Huntington VA Situs Fund
Huntington VA Balanced	Huntington VA Balanced Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA PIMCO Real Return TIPS—SC	May 2, 2011
TA Madison Moderate Growth Allocation—SC	May 2, 2011
TA Madison Balanced Allocation—SC	May 2, 2011
TA Madison Diversified Income—SC	May 2, 2011
TA Madison Conservative Allocation—SC	May 2, 2011
TA Madison Large Cap Growth—SC	May 2, 2011
TA AEGON Tactical Vanguard ETF—Growth—SC	May 2, 2011
TA AEGON Tactical Vanguard ETF—Balanced—SC	May 2, 2011

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA AEGON Tactical Vanguard ETF—Conservative—SC	May 2, 2011
TA JPMorgan Core Bond—SC	May 2, 2011
TA JPMorgan Tactical Allocation—SC	May 2, 2011
TA Janus Balanced—SC	November 19, 2009
TA Hanlon Growth—SC	November 19, 2009
TA Hanlon Growth and Income—SC	November 19, 2009
TA Hanlon Balanced—SC	November 19, 2009
TA Hanlon Income—SC	November 19, 2009
TA Vanguard ETF Index—Conservative—SC	November 19, 2009
TA Vanguard ETF Index—Aggressive Growth—SC	November 19, 2009
TA JPMorgan Mid Cap Value—SC	November 19, 2009
American Funds—Asset Allocation	November 19, 2009
American Funds—Bond	November 19, 2009
American Funds—Growth	November 19, 2009
American Funds—Growth-Income	November 19, 2009
American Funds—International	November 19, 2009
GE Investments Total Return	November 19, 2009
TA BlackRock Global Allocation—SC	May 1, 2009
TA BlackRock Tactical Allocation—SC	May 1, 2009
TA ProFunds UltraBear—OAM—SC	May 1, 2009
TA Efficient Markets—SC	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Huntington VA Balanced	November 10, 2008
TA Vanguard ETF Index—Balanced—SC	May 1, 2008
TA Vanguard ETF Index—Growth—SC	May 1, 2008
Fidelity VIP Balanced	May 1, 2008
Huntington VA Dividend Capture	September 10, 2007
Huntington VA Growth	September 10, 2007
Huntington VA Income Equity	September 10, 2007
Huntington VA International Equity	September 10, 2007
Huntington VA Macro 100	September 10, 2007
Huntington VA Mid Corp America	September 10, 2007
Huntington VA Mortgage Securities	September 10, 2007

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Huntington VA New Economy	September 10, 2007
Huntington VA Real Strategies	September 10, 2007
Huntington VA Rotating Markets	September 10, 2007
Huntington VA Situs	September 10, 2007
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007
Templeton Foreign Securities	May 1, 2007

The following Mutual Fund name changes were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
BlackRock High Yield V.I. Fund	BlackRock High Income V.I. Fund
Transamerica AEGON Money Market VP	Transamerica Money Market VP
Transamerica AEGON U.S. Government Securities VP	Transamerica U.S. Government Securities VP
Transamerica Janus Balanced VP	Transamerica Foxhall Global Hard Asset VP
Transamerica Hanlon Income VP	Transamerica Hanlon Managed Income VP
Transamerica Multi-Managed Balanced VP	Transamerica Balanced VP
Transamerica Morgan Stanley Capital Growth VP	Transamerica Focus VP
Transamerica Systematic Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value VP

Effective December 12, 2011, “Transamerica” has been changed to “TA” and “VP” has been removed from the Subaccount names. The following Subaccount name changes were made effective during the fiscal year ended December 31, 2011:

Subaccount	Formerly
TA Vanguard ETF Index—Balanced—SC	TA Index 50 - SC
TA Vanguard ETF Index—Growth—SC	TA Index 75 - SC
TA Vanguard ETF Index—Conservative—SC	TA Index 35 - SC
TA Vanguard ETF Index—Aggressive Growth—SC	TA Index 100 - SC

The following Mutual Fund mergers were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Diversified Equity VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Growth Opportunities VP
Transamerica AEGON Active Asset Allocation—Moderate Growth VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC
Transamerica AEGON Active Asset Allocation—Moderate Growth VP	Transamerica Foxhall Global Growth VP - SC
Transamerica AEGON Active Asset Allocation—Conservative VP	Transamerica Foxhall Global Conservative VP - SC

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2011.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:

Subaccount	Purchases	Sales
TA Asset Allocation—Growth	$49,033,018	$86,252,783
TA Asset Allocation—Conservative	205,547,457	130,851,316
TA Asset Allocation—Moderate	369,525,581	141,333,617
TA Asset Allocation—Moderate Growth	144,794,036	230,205,577
TA WMC Diversified Growth	102,366,878	29,650,353
TA MFS International Equity	14,481,799	14,724,277
TA Clarion Global Real Estate Securities	19,313,629	10,304,820
TA Systematic Small/Mid Cap Value	13,495,558	28,588,644
TA Multi-Managed Balanced	28,717,148	13,716,434
TA Jennison Growth	7,824,212	32,872,753
TA JPMorgan Enhanced Index	3,471,046	28,943,194
TA AEGON High Yield Bond	46,166,679	38,392,084
TA BlackRock Large Cap Value	24,644,064	60,420,040
TA PIMCO Total Return	156,812,314	95,010,405
TA Morgan Stanley Capital Growth	9,275,009	13,851,800
TA AllianceBernstein Dynamic Allocation	94,707,237	8,816,641
TA AEGON U.S. Government Securities	133,080,319	107,790,874
TA T. Rowe Price Small Cap	23,053,701	22,043,726
TA Morgan Stanley Active International Allocation	7,642,919	19,245,075
TA Multi Managed Large Cap Core	11,934,540	23,413,596
TA AEGON Money Market	197,938,797	178,233,304
TA Morgan Stanley Mid-Cap Growth	59,177,462	12,210,217
TA AEGON U.S. Government Securities—PAM—SC	65,642,836	31,862,827
TA International Moderate Growth—SC	24,106,913	21,183,480
TA Vanguard ETF Index—Balanced—SC	165,328,178	5,216,716
TA Vanguard ETF Index—Growth—SC	63,747,416	9,833,896
TA Efficient Markets—SC	14,457,292	4,098,280
TA BlackRock Global Allocation—SC	236,668,514	10,646,734
TA BlackRock Tactical Allocation—SC	108,170,937	6,944,901
TA ProFunds UltraBear—OAM—SC	125,072,684	44,777,251
TA Janus Balanced—SC	15,919,044	5,080,930
TA Hanlon Growth—SC	8,682,730	4,005,101
TA Hanlon Growth and Income—SC	9,584,622	4,124,005
TA Hanlon Balanced—SC	14,623,152	9,071,535
TA Hanlon Income—SC	32,830,451	41,706,358
TA Vanguard ETF Index—Conservative—SC	41,455,638	5,157,970
TA Vanguard ETF Index—Aggressive Growth—SC	13,027,565	3,892,521
TA JPMorgan Mid Cap Value—SC	13,665,764	3,770,046

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

2. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Real Return TIPS—SC	$24,472,909	$1,314,660
TA Madison Moderate Growth Allocation—SC	949,200	12,954
TA Madison Balanced Allocation—SC	10,402,197	78,501
TA Madison Diversified Income—SC	11,788,097	81,191
TA Madison Conservative Allocation—SC	7,931,407	627,561
TA Madison Large Cap Growth—SC	1,471,417	112,599
TA AEGON Tactical Vanguard ETF—Growth—SC	48,119,632	749,609
TA AEGON Tactical Vanguard ETF—Balanced—SC	10,351,629	579,266
TA AEGON Tactical Vanguard ETF—Conservative—SC	47,982,766	627,777
TA JPMorgan Core Bond—SC	14,994,250	1,647,232
TA JPMorgan Tactical Allocation—SC	33,379,249	406,232
Invesco V.I. Basic Value	1,849,821	4,540,755
Invesco V.I. Capital Appreciation	1,107,218	1,397,082
AllianceBernstein Growth & Income	9,667,031	5,823,969
AllianceBernstein Large Cap Growth	5,212,841	4,457,769
AllianceBernstein Balanced Wealth Strategy	14,319,672	2,606,341
Janus Aspen—Enterprise	3,929,517	6,737,033
Janus Aspen—Perkins Mid Cap Value	55,693	339,652
Janus Aspen—Worldwide	7,751,290	11,763,858
MFS® New Discovery	22,078,281	10,465,240
MFS® Total Return	12,539,643	11,335,706
Fidelity VIP Contrafund®	14,524,852	25,179,417
Fidelity VIP Equity-Income	9,085,889	8,530,541
Fidelity VIP Growth	10,660,885	8,337,689
Fidelity VIP Growth Opportunities	70,190	417,053
Fidelity VIP Mid Cap	8,439,274	33,381,403
Fidelity VIP Value Strategies	7,020,091	11,317,866
Fidelity VIP Balanced	19,443,053	6,053,735
Franklin Income Securities	41,163,255	8,623,445
Mutual Shares Securities	8,469,351	4,682,520
Templeton Foreign Securities	13,515,385	7,765,953
Franklin Templeton VIP Founding Funds Allocation	22,122,455	5,007,501
American Funds—Asset Allocation	40,543,049	4,670,804
American Funds—Bond	19,783,595	3,618,002
American Funds—Growth	13,467,697	3,044,565
American Funds—Growth-Income	7,804,046	2,058,038
American Funds—International	10,017,469	2,718,162
GE Investments Total Return	11,937,605	2,164,258
MTB Managed Allocation Fund—Moderate Growth II	15,409	167,655
BlackRock Basic Value V.I.	1,597,161	4,390,789

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

2. Investments (continued)

Subaccount	Purchases	Sales
BlackRock High Yield V.I.	$2,257,197	$3,364,990
BlackRock Global Allocation V.I.	1,648,234	4,960,428
Huntington VA Dividend Capture	1,367,939	406,045
Huntington VA Growth	151,626	67,424
Huntington VA Income Equity	15,903	12,014
Huntington VA International Equity	1,011,857	535,102
Huntington VA Macro 100	91,590	36,352
Huntington VA Mid Corp America	282,108	131,229
Huntington VA Mortgage Securities	403,590	398,084
Huntington VA New Economy	70,561	60,370
Huntington VA Real Strategies	503,023	139,386
Huntington VA Rotating Markets	242,376	142,564
Huntington VA Situs	1,192,838	567,539
Huntington VA Balanced	5,906,947	983,640

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation—Growth	13,301,106	(39,931,813)	(26,630,707)	13,013,867	(28,231,555)	(15,217,688)
TA Asset Allocation—Conservative	54,969,974	(9,323,538)	45,646,436	65,734,662	(23,986,639)	41,748,023
TA Asset Allocation—Moderate	212,353,615	(75,593,101)	136,760,514	97,779,166	(71,624,318)	26,154,848
TA Asset Allocation—Moderate Growth	72,077,948	(141,606,743)	(69,528,795)	96,270,820	(104,289,016)	(8,018,196)
TA WMC Diversified Growth	5,385,714	72,135,184	77,520,898	10,254,687	(30,503,424)	(20,248,737)
TA MFS International Equity	2,361,182	(2,922,512)	(561,330)	2,628,711	(6,726,975)	(4,098,264)
TA Clarion Global Real Estate Securities	4,380,208	(1,338,303)	3,041,905	2,701,789	(2,765,639)	(63,850)
TA Systematic Small/Mid Cap Value	7,806,884	(8,067,930)	(261,046)	7,683,922	(3,807,691)	3,876,231
TA Multi-Managed Balanced	5,942,401	3,351,412	9,293,813	5,754,163	9,350,257	15,104,420
TA Jennison Growth	3,722,095	(26,093,579)	(22,371,484)	5,076,704	153,429,752	158,506,456
TA JPMorgan Enhanced Index	1,274,709	(22,609,355)	(21,334,646)	2,099,604	(10,557,181)	(8,457,577)
TA AEGON High Yield Bond	6,356,725	(4,815,142)	1,541,583	4,531,010	(7,649,423)	(3,118,413)
TA BlackRock Large Cap Value	9,617,419	(36,380,503)	(26,763,084)	9,269,248	130,146,153	139,415,401
TA PIMCO Total Return	67,341,449	(33,861,675)	33,479,774	66,200,947	(3,251,191)	62,949,756
TA Morgan Stanley Capital Growth	2,076,118	(5,076,107)	(2,999,989)	960,193	(8,544,817)	(7,584,624)
TA AllianceBernstein Dynamic Allocation	55,068,234	6,369,121	61,437,355	7,805,658	(956,610)	6,849,048
TA AEGON U.S. Government Securities	138,126,325	(120,351,211)	17,775,114	124,902,026	(105,102,230)	19,799,796
TA T. Rowe Price Small Cap	6,426,725	(5,834,942)	591,783	3,943,853	(4,503,472)	(559,619)
TA Morgan Stanley Active International Allocation	2,201,862	(9,519,749)	(7,317,887)	2,197,956	(11,070,065)	(8,872,109)
TA Multi Managed Large Cap Core	2,497,471	(6,575,445)	(4,077,974)	2,751,158	(12,757,340)	(10,006,182)
TA AEGON Money Market	125,939,016	(101,166,618)	24,772,398	83,867,607	(99,561,456)	(15,693,849)
TA Morgan Stanley Mid-Cap Growth	3,525,538	37,221,248	40,746,786	2,777,065	851,814	3,628,879
TA AEGON U.S. Government Securities—PAM—SC	4	24,223,586	24,223,590	1,633	(26,765,074)	(26,763,441)
TA International Moderate Growth—SC	21,986,413	(20,168,485)	1,817,928	26,677,095	(7,811,703)	18,865,392
TA Vanguard ETF Index—Balanced—SC	143,344,728	9,577,435	152,922,163	33,263,705	(2,883,290)	30,380,415
TA Vanguard ETF Index—Growth—SC	49,567,320	2,109,725	51,677,045	72,708,446	4,809,949	77,518,395
TA Efficient Markets—SC	8,147,483	(709,070)	7,438,413	8,255,292	879,955	9,135,247
TA BlackRock Global Allocation—SC	156,724,205	17,409,593	174,133,798	147,258,987	34,155,229	181,414,216
TA BlackRock Tactical Allocation—SC	51,968,378	22,455,703	74,424,081	38,472,557	25,469,815	63,942,372
TA ProFunds UltraBear—OAM—SC	4	192,528,488	192,528,492	—	17,238,560	17,238,560

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Janus Balanced—SC	13,392,315	(2,831,246)	10,561,069	13,445,363	2,129,385	15,574,748
TA Hanlon Growth—SC	8,193,168	(3,697,754)	4,495,414	13,611,660	321,344	13,933,004
TA Hanlon Growth and Income—SC	10,786,449	(5,302,639)	5,483,810	17,105,701	(1,595,103)	15,510,598
TA Hanlon Balanced—SC	13,680,553	(8,014,171)	5,666,382	29,557,820	827,009	30,384,829
TA Hanlon Income—SC	47,145,811	(56,886,317)	(9,740,506)	126,946,261	(752,701)	126,193,560
TA Vanguard ETF Index—Conservative—SC	34,460,976	(1,175,399)	33,285,577	18,080,706	3,429,667	21,510,373
TA Vanguard ETF Index—Aggressive Growth—SC	6,911,490	936,080	7,847,570	4,331,759	1,791,391	6,123,150
TA JPMorgan Mid Cap Value—SC	2,859,426	4,802,327	7,661,753	1,585,487	4,118,624	5,704,111
TA PIMCO Real Return TIPS—SC	16,962,990	5,259,363	22,222,353	—	—	—
TA Madison Moderate Growth Allocation—SC	880,243	117,816	998,059	—	—	—
TA Madison Balanced Allocation—SC	10,348,341	450,811	10,799,152	—	—	—
TA Madison Diversified Income—SC	11,278,531	586,994	11,865,525	—	—	—
TA Madison Conservative Allocation—SC	7,155,090	282,273	7,437,363	—	—	—
TA Madison Large Cap Growth—SC	1,280,551	178,483	1,459,034	—	—	—
TA AEGON Tactical Vanguard ETF—Growth—SC	5,476,213	45,403,921	50,880,134	—	—	—
TA AEGON Tactical Vanguard ETF—Balanced—SC	7,143,685	3,033,144	10,176,829	—	—	—
TA AEGON Tactical Vanguard ETF—Conservative—SC	16,454,402	32,152,952	48,607,354	—	—	—
TA JPMorgan Core Bond—SC	6,633,923	6,169,382	12,803,305	—	—	—
TA JPMorgan Tactical Allocation—SC	30,117,495	3,254,530	33,372,025	—	—	—
Invesco V.I. Basic Value	1,450,358	(4,192,712)	(2,742,354)	2,016,751	(4,807,576)	(2,790,825)
Invesco V.I. Capital Appreciation	629,158	(888,125)	(258,967)	735,511	(724,094)	11,417
AllianceBernstein Growth & Income	3,572,955	140,976	3,713,931	1,808,956	(5,240,686)	(3,431,730)
AllianceBernstein Large Cap Growth	3,123,212	(2,474,301)	648,911	1,957,728	(2,296,384)	(338,656)
AllianceBernstein Balanced Wealth Strategy	8,875,981	(202,295)	8,673,686	4,458,317	1,037,834	5,496,151
Janus Aspen—Enterprise	1,076,167	(4,470,755)	(3,394,588)	964,484	(4,323,310)	(3,358,826)
Janus Aspen—Perkins Mid Cap Value	67	(171,761)	(171,694)	40,504	(276,976)	(236,472)
Janus Aspen—Worldwide	4,474,252	(10,783,678)	(6,309,426)	4,054,569	(1,790,818)	2,263,751
MFS® New Discovery	5,596,498	(1,796,342)	3,800,156	4,968,748	2,077,954	7,046,702
MFS® Total Return	4,376,115	(3,943,568)	432,547	3,661,664	(7,038,446)	(3,376,782)
Fidelity VIP Contrafund®	9,873,761	(17,344,774)	(7,471,013)	11,468,761	(14,942,233)	(3,473,472)
Fidelity VIP Equity-Income	4,179,469	(4,021,335)	158,134	3,352,179	(3,581,864)	(229,685)
Fidelity VIP Growth	4,622,355	(2,070,690)	2,551,665	3,235,264	161,182	3,396,446

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity VIP Growth Opportunities	29,684	(369,156)	(339,472)	12,246	(395,051)	(382,805)
Fidelity VIP Mid Cap	5,122,149	(14,985,264)	(9,863,115)	5,838,256	(11,090,873)	(5,252,617)
Fidelity VIP Value Strategies	2,544,916	(5,386,829)	(2,841,913)	3,242,625	(5,673,690)	(2,431,065)
Fidelity VIP Balanced	12,515,710	(231,963)	12,283,747	7,689,281	2,185,237	9,874,518
Franklin Income Securities	14,645,961	14,088,956	28,734,917	9,016,079	9,714,400	18,730,479
Mutual Shares Securities	3,692,666	458,826	4,151,492	3,762,484	4,586,280	8,348,764
Templeton Foreign Securities	6,120,246	5,161	6,125,407	6,637,119	1,618,510	8,255,629
Franklin Templeton VIP Founding Funds Allocation	14,529,369	(1,659,571)	12,869,798	15,048,236	3,312,178	18,360,414
American Funds—Asset Allocation	28,119,392	3,121,786	31,241,178	28,138,116	6,318,069	34,456,185
American Funds—Bond	13,080,410	1,709,800	14,790,210	7,347,108	2,725,046	10,072,154
American Funds—Growth	9,549,798	(683,476)	8,866,322	8,286,744	642,964	8,929,708
American Funds—Growth-Income	5,684,298	(519,553)	5,164,745	6,200,668	67,066	6,267,734
American Funds—International	7,745,426	(622,023)	7,123,403	7,089,008	555,801	7,644,809
GE Investments Total Return	7,843,723	1,213,220	9,056,943	5,617,470	1,460,162	7,077,632
MTB Managed Allocation Fund—Moderate Growth II	—	(138,950)	(138,950)	—	(183,392)	(183,392)
BlackRock Basic Value V.I.	281,105	(2,176,975)	(1,895,870)	183,591	(2,586,605)	(2,403,014)
BlackRock High Yield V.I.	124,990	(1,012,522)	(887,532)	56,787	(483,311)	(426,524)
BlackRock Global Allocation V.I.	18,768	(2,221,732)	(2,202,964)	453,779	(2,032,750)	(1,578,971)
Huntington VA Dividend Capture	523,207	401,953	925,160	462,806	(3,905)	458,901
Huntington VA Growth	140,819	(39,477)	101,342	239,915	4,431	244,346
Huntington VA Income Equity	1,624	710	2,334	32,200	(5,135)	27,065
Huntington VA International Equity	502,452	(22,957)	479,495	966,386	456,407	1,422,793
Huntington VA Macro 100	87,444	(24,043)	63,401	101,116	25,380	126,496
Huntington VA Mid Corp America	144,509	462	144,971	363,742	(32,595)	331,147
Huntington VA Mortgage Securities	99,223	(100,866)	(1,643)	218,299	280,695	498,994
Huntington VA New Economy	71,906	(60,400)	11,506	109,954	9,811	119,765
Huntington VA Real Strategies	435,721	(45,520)	390,201	465,232	2,738	467,970
Huntington VA Rotating Markets	175,811	(60,410)	115,401	528,500	86,884	615,384
Huntington VA Situs	660,358	(39,703)	620,655	904,388	223,121	1,127,509
Huntington VA Balanced	3,708,254	70,859	3,779,113	8,446,821	1,658,711	10,105,532

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit value expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation—Growth
	12/31/2011	251,759,249	$1.28	to	$0.79	$323,441,498	1.10%	1.25%	to	2.30%	(6.58)%	to	(7.81)%
	12/31/2010	278,389,956	1.37	to	0.86	384,350,007	1.02	1.25	to	2.30	13.53	to	12.07
	12/31/2009	293,607,644	1.21	to	0.76	356,027,919	2.49	1.25	to	2.30	28.22	to	26.63
	12/31/2008	300,444,289	0.94	to	0.60	283,936,866	2.77	1.25	to	2.30	(40.38)	to	(41.12)
	12/31/2007	352,164,822	1.58	to	1.79	564,355,445	2.21	1.25	to	2.30	6.42	to	5.10
TA Asset Allocation—Conservative
	12/31/2011	514,294,287	1.46	to	1.02	734,628,794	2.73	1.25	to	2.45	1.39	to	(0.09)
	12/31/2010	468,647,851	1.44	to	1.02	663,216,570	3.24	1.25	to	2.45	7.59	to	6.11
	12/31/2009	426,899,828	1.34	to	0.96	561,519,294	4.40	1.25	to	2.45	23.68	to	21.92
	12/31/2008	376,398,827	1.08	to	0.79	400,340,125	3.06	1.25	to	2.45	(22.16)	to	(20.97)
	12/31/2007	271,510,446	1.39	to	1.40	374,984,394	3.03	1.25	to	2.30	5.06	to	3.75
TA Asset Allocation—Moderate
	12/31/2011	1,048,348,385	1.45	to	0.99	1,526,859,827	2.24	1.25	to	2.45	(0.65)	to	(2.10)
	12/31/2010	911,587,871	1.46	to	1.01	1,328,831,884	2.96	1.25	to	2.45	9.01	to	7.50
	12/31/2009	885,433,023	1.34	to	0.94	1,182,888,651	4.33	1.25	to	2.45	24.84	to	23.18
	12/31/2008	799,972,072	1.07	to	0.76	856,542,397	3.39	1.25	to	2.45	(26.88)	to	(23.89)
	12/31/2007	792,140,948	1.47	to	1.53	1,167,804,097	2.94	1.25	to	2.30	6.62	to	5.30
TA Asset Allocation—Moderate Growth
	12/31/2011	1,190,632,939	1.39	to	0.93	1,691,025,864	1.90	1.25	to	2.45	(3.22)	to	(4.61)
	12/31/2010	1,260,161,734	1.44	to	0.98	1,848,961,931	2.09	1.25	to	2.45	11.34	to	9.72
	12/31/2009	1,268,179,930	1.29	to	0.89	1,671,991,913	3.32	1.25	to	2.45	26.58	to	24.81
	12/31/2008	1,119,487,288	1.02	to	0.71	1,168,981,435	2.97	1.25	to	2.45	(33.60)	to	(28.72)
	12/31/2007	1,127,588,611	1.54	to	1.66	1,772,642,396	2.31	1.25	to	2.30	6.47	to	5.13
TA WMC Diversified Growth
	12/31/2011	268,787,403	1.06	to	0.78	249,347,032	0.35	1.25	to	2.30	(4.92)	to	(6.09)
	12/31/2010	191,266,505	1.12	to	0.83	183,017,814	0.53	1.25	to	2.30	16.36	to	14.84
	12/31/2009	211,515,242	0.96	to	0.73	173,764,901	0.92	1.25	to	2.30	27.60	to	26.00
	12/31/2008	242,407,649	0.75	to	0.58	154,901,502	0.22	1.25	to	2.30	(46.68)	to	(47.39)
	12/31/2007	283,879,833	1.41	to	1.86	341,421,631	0.02	1.25	to	2.30	14.84	to	13.42
TA MFS International Equity
	12/31/2011	56,829,789	1.06	to	0.80	63,483,767	1.23	1.25	to	2.30	(11.17)	to	(12.23)
	12/31/2010	57,391,119	1.20	to	0.91	72,045,895	1.36	1.25	to	2.30	9.13	to	7.83
	12/31/2009	61,489,383	1.10	to	0.84	70,065,045	2.76	1.25	to	2.30	31.05	to	29.26
	12/31/2008	68,562,354	0.84	to	0.65	59,550,150	5.08	1.25	to	2.30	(36.09)	to	(37.00)
	12/31/2007	85,687,522	1.31	to	1.96	117,265,990	0.91	1.25	to	2.30	7.80	to	6.41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Clarion Global Real Estate Securities
	12/31/2011	31,707,782	$1.90	to	$0.75	$57,147,013	6.95%	1.25%	to	2.30%	(6.90)%	to	(8.12)%
	12/31/2010	28,665,877	2.04	to	0.82	56,085,937	6.20	1.25	to	2.30	14.24	to	12.71
	12/31/2009	28,729,727	1.78	to	0.73	49,666,479	—	1.25	to	2.30	31.77	to	30.01
	12/31/2008	30,247,076	1.35	to	0.56	39,869,448	6.44	1.25	to	2.30	(43.09)	to	(43.80)
	12/31/2007	39,920,169	2.38	to	2.28	93,167,627	6.31	1.25	to	2.30	(7.86)	to	(9.01)

TA Systematic Small/Mid Cap Value
	12/31/2011	61,337,636	2.09	to	1.11	148,382,477	0.14	1.25	to	2.30	(3.86)	to	(5.04)
	12/31/2010	61,598,682	2.17	to	1.17	167,789,740	0.73	1.25	to	2.30	28.80	to	27.13
	12/31/2009	57,722,451	1.69	to	0.92	137,826,521	3.20	1.25	to	2.30	41.45	to	39.69
	12/31/2008	63,351,112	1.19	to	0.66	111,735,406	1.76	1.25	to	2.30	(41.60)	to	(34.34)
	12/31/2007	73,511,327	2.04	to	5.94	232,779,139	0.90	1.25	to	2.05	23.19	to	22.22

TA Multi-Managed Balanced
	12/31/2011	55,448,989	1.57	to	1.10	84,320,497	2.31	1.25	to	2.45	2.75	to	1.28
	12/31/2010	46,155,176	1.53	to	1.08	68,704,597	0.47	1.25	to	2.45	22.59	to	20.92
	12/31/2009	31,050,756	1.25	to	0.90	37,876,212	1.78	1.25	to	2.45	24.74	to	22.93
	12/31/2008	21,712,317	1.00	to	0.73	21,423,465	1.84	1.25	to	2.45	(33.24)	to	(27.04)
	12/31/2007	20,464,582	1.50	to	1.47	30,376,450	1.11	1.25	to	2.30	12.20	to	10.81

TA Jennison Growth
	12/31/2011	164,172,286	1.01	to	0.95	163,568,682	0.11	1.25	to	2.30	(1.85)	to	(3.00)
	12/31/2010	186,543,770	1.02	to	0.98	189,194,997	0.05	1.25	to	2.30	10.88	to	9.46
	12/31/2009	28,037,314	0.92	to	0.89	25,367,528	0.15	1.25	to	2.30	39.26	to	37.53
	12/31/2008	24,292,309	0.66	to	0.65	15,596,912	0.10	1.25	to	2.30	(37.79)	to	(38.53)
	12/31/2007	27,500,516	1.02	to	1.53	28,486,491	0.06	1.25	to	2.30	10.13	to	8.76

TA JPMorgan Enhanced Index
	12/31/2011	46,859,471	1.01	to	0.85	60,436,931	1.11	1.25	to	2.30	(0.50)	to	(1.78)
	12/31/2010	68,194,117	1.01	to	0.87	85,659,071	1.32	1.25	to	2.30	13.76	to	12.27
	12/31/2009	76,651,694	0.89	to	0.77	85,362,534	2.18	1.25	to	2.30	27.99	to	26.41
	12/31/2008	75,561,827	0.70	to	0.61	65,362,497	5.60	1.25	to	2.30	(38.13)	to	(38.93)
	12/31/2007	88,489,862	1.12	to	1.51	125,749,660	1.14	1.25	to	2.30	3.24	to	1.94

TA AEGON High Yield Bond
	12/31/2011	67,181,111	1.71	to	1.18	107,569,359	7.11	1.25	to	2.30	3.48	to	2.19
	12/31/2010	65,639,528	1.65	to	1.15	102,542,200	14.31	1.25	to	2.30	11.05	to	9.65
	12/31/2009	68,757,941	1.48	to	1.05	97,606,766	8.81	1.25	to	2.30	45.42	to	43.56
	12/31/2008	53,656,252	1.02	to	0.73	52,752,860	9.45	1.25	to	2.30	(26.13)	to	(27.15)
	12/31/2007	65,237,746	1.38	to	1.23	87,246,453	8.71	1.25	to	2.30	0.59	to	(0.57)

TA BlackRock Large Cap Value
	12/31/2011	270,560,131	1.33	to	0.78	373,157,218	1.72	1.25	to	2.30	1.47	to	0.16
	12/31/2010	297,323,215	1.31	to	0.78	404,764,627	0.85	1.25	to	2.30	9.08	to	7.68
	12/31/2009	157,907,814	1.20	to	0.73	197,986,732	1.04	1.25	to	2.30	12.58	to	11.16
	12/31/2008	51,860,445	1.07	to	0.65	57,622,753	0.90	1.25	to	2.30	(34.71)	to	(35.55)
	12/31/2007	60,237,862	1.64	to	1.90	103,081,638	0.91	1.25	to	2.30	3.34	to	1.99

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return
	12/31/2011	392,810,352	$1.54	to	$1.11	$564,436,969	2.36%	1.25%	to	2.45%	4.96%	to	3.42%
	12/31/2010	359,330,578	1.47	to	1.08	498,064,052	4.18	1.25	to	2.45	5.87	to	4.38
	12/31/2009	296,380,822	1.39	to	1.03	394,940,745	6.56	1.25	to	2.45	14.60	to	12.98
	12/31/2008	196,989,757	1.21	to	0.91	232,447,318	5.94	1.25	to	2.45	(4.00)	to	(8.63)
	12/31/2007	179,268,797	1.26	to	1.10	221,824,032	2.58	1.25	to	2.30	7.60	to	6.35

TA Morgan Stanley Capital Growth
	12/31/2011	64,440,240	1.13	to	0.88	76,021,665	—	1.25	to	2.30	(6.97)	to	(8.10)
	12/31/2010	67,440,229	1.21	to	0.96	85,216,855	0.86	1.25	to	2.30	25.87	to	24.23
	12/31/2009	75,024,853	0.97	to	0.77	75,433,842	2.54	1.25	to	2.30	26.33	to	24.70
	12/31/2008	88,988,192	0.76	to	0.62	70,947,292	2.05	1.25	to	2.30	(37.15)	to	(37.97)
	12/31/2007	110,812,098	1.22	to	1.56	141,294,608	1.28	1.25	to	2.30	(0.22)	to	(1.51)

TA AllianceBernstein Dynamic Allocation
	12/31/2011	93,739,531	1.46	to	1.04	131,393,806	0.89	1.25	to	2.45	0.56	to	(0.76)
	12/31/2010	32,302,176	1.45	to	1.05	45,361,877	5.13	1.25	to	2.45	7.94	to	4.56
	12/31/2009	25,453,128	1.34	to	0.86	33,340,808	3.75	1.25	to	2.30	29.68	to	28.22
	12/31/2008	26,236,091	1.04	to	0.67	26,654,279	5.70	1.25	to	2.30	(37.66)	to	(38.42)
	12/31/2007	32,362,294	1.66	to	1.61	52,997,756	2.02	1.25	to	2.30	17.16	to	15.62

TA AEGON U.S. Government Securities
	12/31/2011	159,340,763	1.43	to	1.11	226,421,174	2.52	1.25	to	2.45	6.28	to	4.73
	12/31/2010	141,565,649	1.34	to	1.06	195,750,893	3.12	1.25	to	2.45	3.11	to	1.73
	12/31/2009	121,765,853	1.30	to	1.04	169,958,982	2.25	1.25	to	2.45	3.18	to	1.71
	12/31/2008	109,754,173	1.26	to	1.03	157,185,721	2.05	1.25	to	2.45	6.33	to	2.56
	12/31/2007	81,431,564	1.19	to	1.03	111,128,766	4.51	1.25	to	2.30	4.73	to	3.39

TA T. Rowe Price Small Cap
	12/31/2011	70,198,947	1.44	to	1.11	94,188,070	—	1.25	to	2.30	0.44	to	(0.76)
	12/31/2010	69,607,164	1.44	to	1.11	92,110,138	—	1.25	to	2.30	32.77	to	31.05
	12/31/2009	70,166,783	1.08	to	0.85	68,613,378	—	1.25	to	2.30	36.99	to	35.22
	12/31/2008	78,416,187	0.79	to	0.63	55,249,620	1.60	1.25	to	2.30	(37.04)	to	(37.84)
	12/31/2007	92,857,315	1.25	to	1.66	104,800,420	—	1.25	to	2.30	8.25	to	6.80

TA Morgan Stanley Active International Allocation
	12/31/2011	58,034,171	1.09	to	0.69	79,276,503	1.34	1.25	to	2.30	(15.35)	to	(16.49)
	12/31/2010	65,352,058	1.29	to	0.83	105,560,749	1.98	1.25	to	2.30	7.14	to	5.77
	12/31/2009	74,224,167	1.20	to	0.78	112,404,738	0.15	1.25	to	2.30	24.33	to	22.85
	12/31/2008	82,531,196	0.97	to	0.64	101,691,108	5.13	1.25	to	2.30	(39.59)	to	(40.42)
	12/31/2007	101,148,678	1.60	to	2.23	207,322,239	2.74	1.25	to	2.30	14.17	to	12.67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi Managed Large Cap Core
	12/31/2011	75,519,431	$1.26	to	$0.91	$151,342,254	0.71%	1.25%	to	2.30%	(3.47)%	to	(4.72)%
	12/31/2010	79,597,405	1.30	to	0.96	167,422,672	0.66	1.25	to	2.30	17.70	to	16.20
	12/31/2009	89,603,587	1.11	to	0.82	162,435,410	0.93	1.25	to	2.30	43.62	to	41.82
	12/31/2008	48,296,593	0.77	to	0.58	65,477,186	3.79	1.25	to	2.30	(42.80)	to	(43.51)
	12/31/2007	54,595,685	1.35	to	1.54	134,536,669	0.90	1.25	to	2.30	7.89	to	6.48

TA AEGON Money Market
	12/31/2011	228,562,306	1.07	to	0.93	260,288,470	0.01	1.25	to	2.45	(1.22)	to	(2.38)
	12/31/2010	203,789,908	1.08	to	0.95	240,583,329	0.01	1.25	to	2.45	(1.23)	to	(2.39)
	12/31/2009	219,483,757	1.09	to	0.97	263,342,710	0.12	1.25	to	2.45	(1.10)	to	(2.38)
	12/31/2008	317,875,150	1.11	to	1.00	390,109,230	2.24	1.25	to	2.45	1.13	to	(0.38)
	12/31/2007	166,726,912	1.09	to	1.02	205,999,246	4.90	1.25	to	2.30	3.73	to	2.40

TA Morgan Stanley Mid-Cap Growth
	12/31/2011	81,718,223	1.15	to	1.06	92,719,840	0.27	1.25	to	2.30	(7.86)	to	(9.01)
	12/31/2010	40,971,437	1.25	to	1.16	49,878,592	0.11	1.25	to	2.30	32.25	to	30.58
	12/31/2009	37,342,558	0.94	to	0.89	33,153,233	—	1.25	to	2.30	58.58	to	56.52
	12/31/2008	36,398,819	0.59	to	0.57	20,184,740	2.04	1.25	to	2.30	(46.96)	to	(47.65)
	12/31/2007	42,948,574	1.00	to	1.66	45,031,573	—	1.25	to	2.30	21.01	to	19.48

TA AEGON U.S. Government Securities — PAM — SC
	12/31/2011	70,981,015	1.31	to	1.17	90,639,167	3.02	1.25	to	2.00	5.97	to	5.19
	12/31/2010	46,757,425	1.24	to	1.11	56,311,869	3.13	1.25	to	2.00	2.94	to	2.18
	12/31/2009	73,520,866	1.20	to	1.09	86,072,017	2.08	1.25	to	2.00	2.91	to	2.15
	12/31/2008	123,965,271	1.17	to	1.07	141,241,498	1.65	1.25	to	2.00	6.09	to	5.30
	12/31/2007	5,178,923	1.10	to	1.05	5,566,215	18.43	1.25	to	2.00	4.47	to	3.70

TA International Moderate Growth — SC
	12/31/2011	179,320,946	0.88	to	0.84	156,542,573	1.89	1.25	to	2.45	(8.67)	to	(9.74)
	12/31/2010	177,503,018	0.97	to	0.93	169,854,337	2.54	1.25	to	2.45	8.88	to	7.61
	12/31/2009	158,637,626	0.89	to	0.86	139,691,778	2.66	1.25	to	2.45	27.73	to	26.23
	12/31/2008	113,793,326	0.70	to	0.68	78,605,551	2.45	1.25	to	2.45	(37.11)	to	(31.85)
	12/31/2007	70,286,387	1.11	to	1.09	77,443,929	1.32	1.25	to	2.30	7.15	to	6.04

TA Vanguard ETF Index — Balanced — SC
	12/31/2011	235,744,151	1.09	to	0.99	242,494,524	1.22	1.25	to	2.45	0.22	to	(0.95)
	12/31/2010	82,821,988	1.09	to	1.00	85,012,842	1.15	1.25	to	2.45	9.33	to	8.04
	12/31/2009	52,441,573	1.00	to	0.92	49,277,110	0.34	1.25	to	2.45	15.09	to	13.74
	12/31/2008(1)	6,707,702	0.82	to	0.81	5,488,483	—	1.25	to	2.45	(18.08)	to	(18.73)

TA Vanguard ETF Index — Growth — SC
	12/31/2011	237,690,792	1.09	to	0.92	226,822,512	1.50	1.25	to	2.45	(2.35)	to	(3.49)
	12/31/2010	186,013,747	1.12	to	0.95	181,958,510	1.24	1.25	to	2.45	11.61	to	10.30
	12/31/2009	108,495,352	1.00	to	0.86	95,152,421	0.45	1.25	to	2.45	21.66	to	20.24
	12/31/2008(1)	20,462,446	0.72	to	0.72	14,772,045	—	1.25	to	2.45	(27.70)	to	(28.27)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Efficient Markets - SC
	12/31/2011	23,883,708	$1.29	to	$1.25	$30,784,685	0.82%	1.30%	to	2.45%	(3.44)%	to	(4.53)%
	12/31/2010	16,445,295	1.34	to	1.31	21,946,805	0.65	1.30	to	2.45	10.94	to	9.69
	12/31/2009	7,310,048	1.21	to	1.19	8,798,793	0.04	1.30	to	2.45	16.35	to	15.04
	12/31/2008(1)	52,057	1.04	to	1.04	53,981	—	1.30	to	2.45	3.71	to	3.55

TA BlackRock Global Allocation - SC
	12/31/2011	412,785,582	1.24	to	1.21	509,427,226	0.70	1.35	to	2.40	(5.11)	to	(6.08)
	12/31/2010	238,651,784	1.31	to	1.28	310,739,807	0.49	1.35	to	2.40	8.31	to	7.20
	12/31/2009(1)	57,237,568	1.21	to	1.20	68,899,195	—	1.35	to	2.40	20.52	to	19.69

TA BlackRock Tactical Allocation - SC
	12/31/2011	153,073,763	1.13	to	1.11	203,112,668	1.19	1.25	to	2.30	2.47	to	1.42
	12/31/2010	78,649,682	1.10	to	1.09	101,263,833	0.43	1.25	to	2.30	9.87	to	8.74
	12/31/2009(1)	14,707,310	1.00	to	1.00	17,683,172	—	1.25	to	2.30	1.02	to	0.90

TA ProFunds UltraBear - OAM - SC
	12/31/2011	210,406,254	0.32	to	0.32	67,533,202	—	1.30	to	2.00	(20.98)	to	(21.52)
	12/31/2010	17,877,762	0.41	to	0.40	7,265,669	—	1.30	to	2.00	(27.70)	to	(28.20)
	12/31/2009(1)	639,202	0.56	to	0.56	359,679	—	1.30	to	2.00	(43.69)	to	(43.95)

TA Janus Balanced - SC
	12/31/2011	27,587,866	0.88	to	0.87	24,331,453	0.16	1.30	to	2.30	(11.95)	to	(12.81)
	12/31/2010	17,026,797	1.00	to	0.99	17,072,345	0.16	1.30	to	2.30	1.78	to	0.78
	12/31/2009(1)	1,452,049	0.99	to	0.98	1,431,731	—	1.30	to	2.30	(0.05)	to	(0.16)

TA Hanlon Growth - SC
	12/31/2011	19,020,655	0.87	to	0.86	16,587,264	1.46	1.30	to	2.30	(12.75)	to	(13.60)
	12/31/2010	14,525,241	1.00	to	0.99	14,531,476	1.15	1.30	to	2.30	(1.98)	to	(2.94)
	12/31/2009(1)	592,237	1.02	to	1.02	604,947	—	1.30	to	2.30	2.53	to	2.41

TA Hanlon Growth and Income - SC
	12/31/2011	21,383,821	0.90	to	0.88	19,268,611	1.38	1.30	to	2.30	(8.65)	to	(9.54)
	12/31/2010	15,900,011	0.99	to	0.98	15,698,812	0.75	1.30	to	2.30	(3.37)	to	(4.32)
	12/31/2009(1)	389,413	1.02	to	1.02	398,229	—	1.30	to	2.30	2.55	to	2.43

TA Hanlon Balanced - SC
	12/31/2011	37,192,704	0.93	to	0.91	34,435,629	1.23	1.30	to	2.30	(4.64)	to	(5.58)
	12/31/2010	31,526,322	0.97	to	0.96	30,638,198	0.42	1.30	to	2.30	(4.70)	to	(5.63)
	12/31/2009(1)	1,141,493	1.02	to	1.02	1,165,255	—	1.30	to	2.30	2.28	to	2.16

TA Hanlon Income - SC
	12/31/2011	126,002,284	1.01	to	0.99	126,786,336	1.46	1.30	to	2.30	1.61	to	0.62
	12/31/2010	135,742,790	0.99	to	0.98	134,524,479	0.23	1.30	to	2.30	(1.17)	to	(2.13)
	12/31/2009(1)	9,549,230	1.00	to	1.00	9,585,273	—	1.30	to	2.30	0.40	to	0.28

TA Vanguard ETF Index - Conservative - SC
	12/31/2011	55,002,897	1.10	to	1.07	60,327,184	0.73	1.25	to	2.45	1.90	to	0.71
	12/31/2010	21,717,320	1.08	to	1.07	23,399,680	0.03	1.25	to	2.45	8.07	to	6.81
	12/31/2009(1)	206,947	1.00	to	1.00	206,617	—	1.25	to	2.45	(0.14)	to	(0.28)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Vanguard ETF Index - Aggressive Growth - SC
	12/31/2011	14,261,506	$1.10	to	$1.07	$15,628,666	0.76%	1.25%	to	2.30%	(5.10	) %	to	(6.08)%
	12/31/2010	6,413,936	1.16	to	1.14	7,414,922	0.07	1.25	to	2.30	12.99		to	11.84
	12/31/2009(1)	290,786	1.02	to	1.02	297,837	—	1.25	to	2.30	2.45		to	2.33

TA JPMorgan Mid Cap Value - SC
	12/31/2011	13,444,004	1.26	to	1.23	16,796,473	1.24	1.25	to	2.30	0.48		to	(0.55)
	12/31/2010	5,782,251	1.25	to	1.24	7,207,008	2.76	1.25	to	2.30	21.31		to	20.06
	12/31/2009(1)	78,140	1.03	to	1.03	80,470	—	1.25	to	2.30	4.55		to	4.42

TA PIMCO Real Return TIPS - SC
	12/31/2011(1)	22,222,353	1.07	to	1.06	23,716,796	—	1.30	to	2.30	6.78		to	6.09

TA Madison Moderate Growth Allocation - SC
	12/31/2011(1)	998,059	0.95	to	0.95	944,676	—	1.30	to	1.50	(5.32)		to	(5.44)

TA Madison Balanced Allocation - SC
	12/31/2011(1)	10,799,152	0.96	to	0.96	10,415,714	—	1.30	to	1.50	(3.53)		to	(3.66)

TA Madison Diversified Income - SC
	12/31/2011(1)	11,865,525	1.01	to	1.01	12,020,315	—	1.30	to	1.50	1.33		to	1.20

TA Madison Conservative Allocation - SC
	12/31/2011(1)	7,437,363	0.99	to	0.99	7,350,111	—	1.30	to	1.50	(1.15)		to	(1.28)

TA Madison Large Cap Growth - SC
	12/31/2011(1)	1,459,034	0.92	to	0.92	1,341,371	—	1.30	to	1.50	(7.99)		to	(8.11)

TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2011(1)	50,880,134	0.92	to	0.92	46,837,988	—	1.30	to	2.30	(1.57)		to	(8.49)

TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2011(1)	10,176,829	0.96	to	0.96	9,782,689	—	1.30	to	2.30	(3.83)		to	(4.45)

TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2011(1)	48,607,354	0.98	to	1.00	47,686,257	—	1.30	to	2.45	0.22		to	0.47

TA JPMorgan Core Bond - SC
	12/31/2011(1)	12,803,305	1.05	to	1.04	13,374,908	2.95	1.30	to	2.30	4.53		to	3.85

TA JPMorgan Tactical Allocation - SC
	12/31/2011(1)	33,372,025	1.00	to	0.99	33,236,169	1.18	1.30	to	2.30	(0.36)		to	(1.00)

Invesco V.I. Basic Value
	12/31/2011	23,403,486	0.89	to	0.67	20,339,875	0.60	1.25	to	2.30	(4.59)		to	(5.56)
	12/31/2010	26,145,840	0.93	to	0.70	23,894,883	0.35	1.25	to	2.30	5.62		to	4.54
	12/31/2009	28,936,665	0.88	to	0.67	25,112,242	1.27	1.25	to	2.30	45.92		to	44.42
	12/31/2008	29,192,375	0.60	to	0.47	17,407,911	0.45	1.25	to	2.30	(52.50)		to	(52.99)
	12/31/2007	37,303,273	1.27	to	1.57	46,936,446	0.31	1.25	to	2.30	0.11		to	(0.93)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Invesco V.I. Capital Appreciation
	12/31/2011	6,747,048	$0.92	to	$0.69	$6,057,402	—%	1.25%	to	2.30%	(9.25	) %	to	(10.18)%
	12/31/2010	7,006,015	1.01	to	0.77	6,943,507	0.51	1.25	to	2.30	13.78		to	12.62
	12/31/2009	6,994,598	0.89	to	0.69	6,110,262	0.30	1.25	to	2.30	19.23		to	18.00
	12/31/2008	6,692,362	0.75	to	0.58	4,921,070	—	1.25	to	2.30	(43.34)		to	(43.92)
	12/31/2007	7,509,747	1.32	to	1.52	9,780,412	—	1.25	to	2.30	10.35		to	9.21
	AllianceBernstein Growth & Income
	12/31/2011	45,970,955	1.02	to	0.79	47,040,831	1.06	1.25	to	2.30	4.76		to	3.69
	12/31/2010	42,257,024	0.98	to	0.76	41,152,047	—	1.25	to	2.30	11.41		to	10.26
	12/31/2009	45,688,754	0.88	to	0.69	39,961,523	3.55	1.25	to	2.30	18.86		to	17.64
	12/31/2008	53,322,418	0.74	to	0.59	39,258,756	1.78	1.25	to	2.30	(41.43)		to	(42.03)
	12/31/2007	63,800,491	1.26	to	1.59	80,455,929	1.21	1.25	to	2.30	3.56		to	2.49
	AllianceBernstein Large Cap Growth
	12/31/2011	27,830,030	0.90	to	0.85	23,111,960	0.09	1.25	to	2.30	(4.94)		to	(5.91)
	12/31/2010	27,181,119	0.95	to	0.91	23,360,452	0.27	1.25	to	2.30	8.48		to	7.36
	12/31/2009	27,519,775	0.87	to	0.84	21,517,625	—	1.25	to	2.30	35.41		to	34.02
	12/31/2008	28,070,368	0.65	to	0.63	16,214,023	—	1.25	to	2.30	(40.57)		to	(41.18)
	12/31/2007	32,264,687	0.95	to	1.47	31,248,333	—	1.25	to	2.30	12.20		to	11.05
	AllianceBernstein Balanced Wealth Strategy
	12/31/2011	22,274,467	1.29	to	1.24	28,587,379	2.07	1.50	to	2.65	(4.49)		to	(5.55)
	12/31/2010	13,600,781	1.35	to	1.32	18,296,754	2.29	1.50	to	2.65	8.67		to	7.45
	12/31/2009	8,104,630	1.24	to	1.23	10,047,749	0.90	1.50	to	2.65	22.61		to	21.24
	12/31/2008(1)	154,287	1.01	to	1.01	156,332	—	1.50	to	2.65	1.33		to	1.17
	Janus Aspen — Enterprise
	12/31/2011	17,451,040	1.23	to	0.99	16,983,609	—	1.25	to	2.30	(2.86)		to	(3.86)
	12/31/2010	20,845,628	1.26	to	1.03	20,135,138	—	1.25	to	2.30	23.97		to	22.70
	12/31/2009	24,204,454	1.02	to	0.84	18,789,785	—	1.25	to	2.30	42.66		to	41.19
	12/31/2008	27,900,139	0.71	to	0.59	15,433,329	0.06	1.25	to	2.30	(44.55)		to	(45.13)
	12/31/2007	31,800,279	1.29	to	2.12	30,998,592	0.63	1.25	to	2.30	20.23		to	18.99
	Janus Aspen — Perkins Mid Cap Value
	12/31/2011	1,942,854	1.48	to	1.42	2,817,931	0.57	1.25	to	1.65	(4.18)		to	(4.55)
	12/31/2010	2,114,548	1.55	to	1.48	3,208,163	0.50	1.25	to	1.65	13.94		to	13.49
	12/31/2009	2,351,020	1.36	to	1.31	3,137,832	0.34	1.25	to	1.65	31.28		to	30.76
	12/31/2008	2,704,031	1.04	to	1.00	2,755,067	0.38	1.25	to	1.65	(28.79)		to	(29.07)
	12/31/2007	3,455,868	1.45	to	1.41	4,953,039	4.50	1.25	to	1.65	5.84		to	5.42
	Janus Aspen — Worldwide
	12/31/2011	47,714,394	0.73	to	0.69	32,678,968	0.47	1.25	to	2.30	(15.05)		to	(15.92)
	12/31/2010	54,023,820	0.86	to	0.82	42,819,135	0.49	1.25	to	2.30	14.10		to	12.92
	12/31/2009	51,760,069	0.75	to	0.73	35,455,082	1.32	1.25	to	2.30	35.71		to	34.31
	12/31/2008	45,032,767	0.55	to	0.54	22,746,673	0.96	1.25	to	2.30	(45.49)		to	(46.06)
	12/31/2007	53,084,461	1.02	to	1.60	49,676,967	0.58	1.25	to	2.30	8.01		to	6.89

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® New Discovery
	12/31/2011	32,297,842	$1.38	to	$1.06	$43,567,864	—%	1.25%	to	2.30%	(11.60	) %	to	(12.50)%
	12/31/2010	28,497,686	1.56	to	1.22	43,511,961	—	1.25	to	2.30	34.26		to	32.89
	12/31/2009	21,450,984	1.16	to	0.92	24,479,755	—	1.25	to	2.30	60.91		to	59.26
	12/31/2008	15,212,879	0.72	to	0.58	10,829,606	—	1.25	to	2.30	(40.27)		to	(40.89)
	12/31/2007	18,806,193	1.21	to	1.49	22,480,559	—	1.25	to	2.30	0.98		to	(0.06)
MFS® Total Return
	12/31/2011	51,939,456	1.28	to	0.94	64,708,305	2.38	1.25	to	2.30	0.33		to	(0.69)
	12/31/2010	51,506,909	1.28	to	0.94	64,112,949	2.60	1.25	to	2.30	8.28		to	7.17
	12/31/2009	54,883,691	1.18	to	0.88	63,388,306	3.38	1.25	to	2.30	16.27		to	15.08
	12/31/2008	56,745,490	1.02	to	0.76	56,591,135	2.93	1.25	to	2.30	(23.28)		to	(24.07)
	12/31/2007	65,867,193	1.32	to	1.35	86,022,424	2.38	1.25	to	2.30	2.65		to	1.59
Fidelity VIP Contrafund®
	12/31/2011	134,249,402	1.50	to	0.86	179,181,371	0.77	1.25	to	2.30	(3.98)		to	(4.97)
	12/31/2010	141,720,415	1.56	to	0.90	196,820,478	1.05	1.25	to	2.30	15.48		to	14.30
	12/31/2009	145,193,887	1.35	to	0.79	174,641,929	1.18	1.25	to	2.30	33.80		to	32.42
	12/31/2008	156,031,898	1.01	to	0.60	140,544,144	0.75	1.25	to	2.30	(43.40)		to	(43.99)
	12/31/2007	171,085,042	1.79	to	1.98	273,945,002	0.73	1.25	to	2.30	15.85		to	14.65
Fidelity VIP Equity-Income
	12/31/2011	45,469,459	1.09	to	0.77	50,715,402	2.27	1.25	to	2.30	(0.58)		to	(1.60)
	12/31/2010	45,311,325	1.10	to	0.78	51,139,889	1.67	1.25	to	2.30	13.50		to	12.33
	12/31/2009	45,541,010	0.97	to	0.69	45,516,351	2.05	1.25	to	2.30	28.28		to	26.96
	12/31/2008	52,994,411	0.76	to	0.55	41,416,391	2.09	1.25	to	2.30	(43.52)		to	(44.11)
	12/31/2007	64,595,023	1.34	to	1.63	89,649,119	1.51	1.25	to	2.30	0.01		to	(1.02)
Fidelity VIP Growth
	12/31/2011	38,431,337	0.94	to	0.83	34,786,669	0.13	1.25	to	2.30	(1.26)		to	(2.28)
	12/31/2010	35,879,672	0.96	to	0.85	32,888,102	0.03	1.25	to	2.30	22.33		to	21.08
	12/31/2009	32,483,226	0.78	to	0.70	24,205,981	0.20	1.25	to	2.30	26.38		to	25.09
	12/31/2008	38,408,158	0.62	to	0.56	22,538,053	0.55	1.25	to	2.30	(47.96)		to	(48.50)
	12/31/2007	43,691,952	1.09	to	1.66	49,196,249	0.36	1.25	to	2.30	25.09		to	23.80
Fidelity VIP Growth Opportunities
	12/31/2011	1,787,121	1.00	to	0.75	1,694,748	—	1.25	to	1.65	0.71		to	0.32
	12/31/2010	2,126,593	1.00	to	0.75	1,991,506	—	1.25	to	1.65	21.95		to	21.47
	12/31/2009	2,509,398	0.82	to	0.62	1,911,152	0.23	1.25	to	1.65	43.67		to	43.10
	12/31/2008	2,952,425	0.57	to	0.43	1,565,128	0.12	1.25	to	1.65	(55.69)		to	(55.87)
	12/31/2007	3,556,225	1.28	to	0.98	4,275,368	—	1.25	to	1.65	21.38		to	20.90

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Mid Cap
	12/31/2011	91,012,779	$2.09	to	$0.91	$181,355,510	0.02%	1.25%	to	2.30%	(11.95)%	to	(12.85)%
	12/31/2010	100,875,894	2.37	to	1.05	230,158,537	0.12	1.25	to	2.30	26.99	to	25.68
	12/31/2009	106,128,511	1.87	to	0.83	192,489,020	0.45	1.25	to	2.30	38.03	to	36.61
	12/31/2008	123,204,417	1.35	to	0.61	163,375,898	0.24	1.25	to	2.30	(40.36)	to	(40.97)
	12/31/2007	150,490,168	2.27	to	2.41	336,300,424	0.49	1.25	to	2.30	13.91	to	12.73
Fidelity VIP Value Strategies
	12/31/2011	39,998,649	1.32	to	0.79	51,498,720	0.72	1.25	to	2.30	(10.16)	to	(11.08)
	12/31/2010	42,840,562	1.47	to	0.89	61,568,664	0.30	1.25	to	2.30	24.78	to	23.50
	12/31/2009	45,271,627	1.18	to	0.72	52,231,295	0.36	1.25	to	2.30	55.21	to	53.62
	12/31/2008	49,976,391	0.76	to	0.47	37,313,777	0.49	1.25	to	2.30	(51.89)	to	(52.39)
	12/31/2007	62,273,935	1.58	to	1.91	97,289,208	0.58	1.25	to	2.30	4.13	to	3.06
Fidelity VIP Balanced
	12/31/2011	41,592,445	1.01	to	0.96	41,611,988	1.64	1.25	to	2.45	(5.01)	to	(6.12)
	12/31/2010	29,308,698	1.06	to	1.03	30,897,515	1.81	1.25	to	2.45	16.30	to	14.94
	12/31/2009	19,434,180	0.91	to	0.89	17,650,080	2.45	1.25	to	2.45	36.62	to	35.01
	12/31/2008(1)	5,787,687	0.67	to	0.66	3,855,651	4.07	1.25	to	2.45	(33.33)	to	(33.85)
Franklin Income Securities
	12/31/2011	79,747,057	1.02	to	0.97	80,343,831	5.84	1.25	to	2.30	1.12	to	0.09
	12/31/2010	51,012,140	1.01	to	0.97	50,911,633	6.43	1.25	to	2.30	11.28	to	10.14
	12/31/2009	32,281,661	0.90	to	0.88	28,997,286	7.29	1.25	to	2.30	33.92	to	32.55
	12/31/2008	15,807,606	0.67	to	0.66	10,626,894	5.50	1.25	to	2.30	(30.53)	to	(31.24)
	12/31/2007(1)	6,760,864	0.97	to	1.00	6,556,928	0.26	1.25	to	2.30	(2.86)	to	(3.53)
Mutual Shares Securities
	12/31/2011	25,630,046	0.80	to	0.76	20,354,056	2.44	1.25	to	2.30	(2.26)	to	(3.26)
	12/31/2010	21,478,554	0.82	to	0.79	17,488,056	1.65	1.25	to	2.30	9.82	to	8.70
	12/31/2009	13,129,790	0.75	to	0.73	9,746,295	2.01	1.25	to	2.30	24.49	to	23.22
	12/31/2008	9,560,602	0.60	to	0.59	5,714,459	3.08	1.25	to	2.30	(37.89)	to	(38.53)
	12/31/2007(1)	7,163,394	0.97	to	1.01	6,905,863	0.01	1.25	to	2.30	(3.46)	to	(4.12)
Templeton Foreign Securities
	12/31/2011	50,837,730	0.81	to	0.77	40,565,078	1.69	1.25	to	2.30	(11.74)	to	(12.64)
	12/31/2010	44,712,323	0.91	to	0.88	40,497,956	1.82	1.25	to	2.30	7.07	to	5.97
	12/31/2009	36,456,694	0.85	to	0.83	30,890,820	2.65	1.25	to	2.30	35.35	to	33.96
	12/31/2008	20,514,605	0.63	to	0.62	12,872,321	2.57	1.25	to	2.30	(41.12)	to	(41.72)
	12/31/2007(1)	14,131,536	1.07	to	1.09	15,096,177	0.18	1.25	to	2.30	7.01	to	6.28
Franklin Templeton VIP Founding Funds Allocation
	12/31/2011	51,387,700	1.34	to	1.29	68,485,332	0.02	1.45	to	2.60	(3.07)	to	(4.16)
	12/31/2010	38,517,902	1.38	to	1.35	53,008,336	2.83	1.45	to	2.60	8.66	to	7.45
	12/31/2009	20,157,488	1.27	to	1.25	25,548,689	5.15	1.45	to	2.60	28.21	to	26.77
	12/31/2008(1)	497,588	0.99	to	0.99	492,793	3.36	1.45	to	2.60	(0.94)	to	(1.10)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds - Asset Allocation
	12/31/2011	66,434,995	$1.11	to	$1.09	$73,809,996	2.23%	1.60%	to	2.75%	(0.30)%	to	(1.41)%
	12/31/2010	35,193,817	1.12	to	1.10	39,248,180	3.78	1.60	to	2.75	10.73	to	9.50
	12/31/2009(1)	737,632	1.01	to	1.01	743,695	0.15	1.60	to	2.75	1.88	to	1.75
American Funds - Bond
	12/31/2011	25,366,800	1.09	to	1.06	27,530,272	4.00	1.60	to	2.75	4.44	to	3.27
	12/31/2010	10,576,590	1.04	to	1.03	10,999,546	5.03	1.60	to	2.75	4.77	to	3.60
	12/31/2009(1)	504,436	0.99	to	0.99	501,383	1.15	1.60	to	2.75	(0.68)	to	(0.81)
American Funds - Growth
	12/31/2011	18,016,158	1.10	to	1.08	19,853,494	0.69	1.60	to	2.60	(5.78)	to	(6.70)
	12/31/2010	9,149,836	1.17	to	1.16	10,710,517	1.19	1.60	to	2.60	16.81	to	15.68
	12/31/2009(1)	220,128	1.00	to	1.00	220,838	0.36	1.60	to	2.60	1.70	to	1.59
American Funds - Growth-Income
	12/31/2011	11,511,986	1.07	to	1.05	12,283,296	1.80	1.60	to	2.60	(3.37)	to	(4.31)
	12/31/2010	6,347,241	1.11	to	1.09	7,014,042	2.72	1.60	to	2.60	9.67	to	8.61
	12/31/2009(1)	79,507	1.01	to	1.01	80,190	2.23	1.60	to	2.60	2.21	to	2.10
American Funds - International
	12/31/2011	14,847,538	0.88	to	0.86	12,993,949	2.06	1.60	to	2.60	(15.32)	to	(16.14)
	12/31/2010	7,724,135	1.04	to	1.02	7,988,711	3.37	1.60	to	2.60	5.55	to	4.52
	12/31/2009(1)	79,326	0.98	to	0.98	77,792	1.26	1.60	to	2.60	(0.22)	to	(0.33)
GE Investments Total Return
	12/31/2011	16,292,256	1.03	to	1.01	16,793,821	2.04	1.50	to	2.65	(4.53)	to	(5.60)
	12/31/2010	7,235,313	1.08	to	1.07	7,816,477	2.64	1.50	to	2.65	7.75	to	6.54
	12/31/2009(1)	157,681	1.00	to	1.00	158,292	1.77	1.50	to	2.65	1.54	to	1.41
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2011	368,093	1.10	to	1.02	403,026	1.35	1.30	to	2.30	(6.72)	to	(7.63)
	12/31/2010	507,043	1.17	to	1.10	594,558	0.65	1.30	to	2.30	9.14	to	8.07
	12/31/2009	690,435	1.08	to	1.02	741,634	0.01	1.30	to	2.30	24.01	to	22.80
	12/31/2008	877,931	0.87	to	0.83	759,948	1.13	1.30	to	2.30	(29.99)	to	(30.68)
	12/31/2007	1,313,746	1.24	to	1.20	1,624,021	2.04	1.30	to	2.30	5.51	to	4.47
BlackRock Basic Value V.I.
	12/31/2011	17,166,666	1.22	to	1.40	26,488,505	1.72	1.25	to	2.30	(3.65)	to	(4.64)
	12/31/2010	19,062,536	1.27	to	1.46	30,418,099	1.60	1.25	to	2.30	11.41	to	10.27
	12/31/2009	21,465,550	1.14	to	1.33	30,704,585	2.07	1.25	to	2.30	29.52	to	28.19
	12/31/2008	24,774,917	0.88	to	1.04	27,222,322	2.15	1.25	to	2.30	(37.55)	to	(38.20)
	12/31/2007	31,124,324	1.41	to	1.67	54,959,003	1.35	1.25	to	2.30	0.56	to	(0.48)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock High Yield V.I.
	12/31/2011	4,524,797	$1.83	to	$1.57	$8,116,402	6.96%	1.25%	to	2.30%	2.06%	to	1.01%
	12/31/2010	5,412,329	1.80	to	1.56	9,521,080	7.69	1.25	to	2.30	13.94	to	12.77
	12/31/2009	5,838,853	1.58	to	1.38	9,048,158	9.33	1.25	to	2.30	54.69	to	53.10
	12/31/2008	6,376,867	1.02	to	0.90	6,401,759	9.40	1.25	to	2.30	(30.05)	to	(30.77)
	12/31/2007	7,327,648	1.46	to	1.30	10,522,866	7.81	1.25	to	2.30	1.15	to	0.10
BlackRock Global Allocation V.I.
	12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
	12/31/2010	16,160,417	2.22	to	2.32	26,976,246	1.16	1.25	to	2.30	8.70	to	7.58
	12/31/2009	17,739,388	2.04	to	2.16	27,612,347	1.90	1.25	to	2.30	19.71	to	18.48
	12/31/2008	18,420,989	1.71	to	1.82	24,025,516	2.48	1.25	to	2.30	(20.42)	to	(21.24)
	12/31/2007	13,390,022	2.14	to	2.31	21,415,424	3.01	1.25	to	2.30	15.56	to	14.37
Huntington VA Dividend Capture
	12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
	12/31/2010	627,981	0.94	to	0.91	590,931	5.56	1.30	to	2.30	13.65	to	12.54
	12/31/2009	169,080	0.83	to	0.81	140,072	-	1.30	to	2.30	23.50	to	22.29
	12/31/2008	47,418	0.67	to	0.66	31,769	12.63	1.30	to	2.30	(29.01)	to	(29.71)
	12/31/2007(1)	18,278	0.95	to	0.94	17,317	-	1.30	to	2.30	(5.23)	to	(5.51)
Huntington VA Growth
	12/31/2011	489,126	0.79	to	0.76	385,947	0.16	1.30	to	2.30	(4.29)	to	(5.23)
	12/31/2010	387,784	0.83	to	0.80	319,095	0.19	1.30	to	2.30	8.45	to	7.40
	12/31/2009	143,438	0.76	to	0.74	108,693	-	1.30	to	2.30	14.47	to	13.35
	12/31/2008	87,352	0.67	to	0.66	57,838	1.51	1.30	to	2.30	(38.71)	to	(39.31)
	12/31/2007(1)	7,929	1.09	to	1.08	8,596	-	1.30	to	2.30	8.60	to	8.28
Huntington VA Income Equity
	12/31/2011	116,877	0.84	to	0.81	98,070	2.87	1.30	to	2.30	5.69	to	4.66
	12/31/2010	114,543	0.80	to	0.77	90,986	3.10	1.30	to	2.30	10.36	to	9.28
	12/31/2009	87,478	0.72	to	0.70	63,043	-	1.30	to	2.30	20.05	to	18.88
	12/31/2008	19,602	0.60	to	0.59	11,767	6.99	1.30	to	2.30	(38.64)	to	(39.24)
	12/31/2007(1)	11,874	0.98	to	0.98	11,616	-	1.30	to	2.30	(2.17)	to	(2.47)
Huntington VA International Equity
	12/31/2011	2,663,917	0.78	to	0.75	2,083,626	1.13	1.30	to	2.30	(12.69)	to	(13.54)
	12/31/2010	2,184,422	0.90	to	0.87	1,956,123	1.47	1.30	to	2.30	7.78	to	6.73
	12/31/2009	761,629	0.83	to	0.81	633,019	0.05	1.30	to	2.30	31.76	to	30.47
	12/31/2008	270,243	0.63	to	0.62	170,367	4.28	1.30	to	2.30	(41.32)	to	(41.90)
	12/31/2007(1)	21,371	1.08	to	1.07	23,012	-	1.30	to	2.30	7.81	to	7.48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Macro 100
	12/31/2011	193,265	$0.82	to	$0.79	$158,168	0.63%	1.30%	to	2.30%	(2.59)%	to	(3.54)%
	12/31/2010	129,864	0.84	to	0.82	109,128	1.16	1.30	to	2.30	12.65	to	11.55
	12/31/2009	3,368	0.75	to	0.73	2,521	—	1.30	to	2.30	20.30	to	19.13
	12/31/2008	—	0.62	to	0.61	—	—	1.30	to	2.30	(34.76)	to	(35.40)
	12/31/2007(1)	—	0.95	to	0.95	—	—	1.30	to	2.30	(4.65)	to	(4.94)
Huntington VA Mid Corp America
	12/31/2011	676,758	0.95	to	0.91	640,880	0.51	1.30	to	2.30	(4.02)	to	(4.95)
	12/31/2010	531,787	0.99	to	0.96	525,304	0.79	1.30	to	2.30	21.23	to	20.04
	12/31/2009	200,640	0.82	to	0.80	163,727	—	1.30	to	2.30	32.51	to	31.21
	12/31/2008	32,319	0.62	to	0.61	19,905	1.41	1.30	to	2.30	(39.62)	to	(40.22)
	12/31/2007(1)	17,316	1.02	to	1.02	17,673	—	1.30	to	2.30	2.07	to	1.76
Huntington VA Mortgage Securities
	12/31/2011	1,023,294	1.14	to	1.09	1,164,264	1.97	1.30	to	2.30	3.95	to	2.94
	12/31/2010	1,024,937	1.10	to	1.06	1,122,860	2.47	1.30	to	2.30	3.54	to	2.53
	12/31/2009	525,943	1.06	to	1.04	556,724	—	1.30	to	2.30	4.11	to	3.09
	12/31/2008	315,384	1.02	to	1.01	320,353	9.37	1.30	to	2.30	0.83	to	(0.15)
	12/31/2007(1)	94,524	1.01	to	1.01	95,464	—	1.30	to	2.30	1.03	to	0.73
Huntington VA New Economy
	12/31/2011	305,180	0.65	to	0.63	197,877	—	1.30	to	2.30	(13.84)	to	(14.69)
	12/31/2010	293,674	0.76	to	0.73	221,084	0.10	1.30	to	2.30	14.48	to	13.36
	12/31/2009	173,909	0.66	to	0.65	114,689	—	1.30	to	2.30	32.92	to	31.62
	12/31/2008	53,994	0.50	to	0.49	26,859	1.18	1.30	to	2.30	(53.26)	to	(53.72)
	12/31/2007(1)	20,091	1.07	to	1.06	21,397	—	1.30	to	2.30	6.50	to	6.18
Huntington VA Real Strategies
	12/31/2011	1,112,369	0.83	to	0.80	921,536	0.17	1.30	to	2.30	(10.79)	to	(11.66)
	12/31/2010	722,168	0.93	to	0.90	670,398	0.26	1.30	to	2.30	20.58	to	19.41
	12/31/2009	254,198	0.77	to	0.76	195,817	—	1.30	to	2.30	33.01	to	31.71
	12/31/2008	43,826	0.58	to	0.57	25,378	2.15	1.30	to	2.30	(49.66)	to	(50.15)
	12/31/2007(1)	8,485	1.15	to	1.15	9,793	—	1.30	to	2.30	15.47	to	15.12
Huntington VA Rotating Markets
	12/31/2011	824,268	0.88	to	0.84	720,050	0.35	1.30	to	2.30	5.47	to	4.44
	12/31/2010	708,867	0.83	to	0.81	587,623	1.55	1.30	to	2.30	5.96	to	4.93
	12/31/2009	93,483	0.79	to	0.77	73,042	—	1.30	to	2.30	31.66	to	30.38
	12/31/2008	14,465	0.60	to	0.59	8,632	2.59	1.30	to	2.30	(42.81)	to	(43.37)
	12/31/2007(1)	17,218	1.04	to	1.04	17,973	—	1.30	to	2.30	4.39	to	4.08

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Situs
	12/31/2011	2,479,296	$0.96	to	$0.92	$2,371,734	0.03%	1.30%	to	2.30%	(2.18)%	to	(3.13)%
	12/31/2010	1,858,641	0.98	to	0.95	1,818,355	0.47	1.30	to	2.30	27.95	to	26.70
	12/31/2009	731,132	0.77	to	0.75	559,420	—	1.30	to	2.30	31.24	to	29.96
	12/31/2008	292,737	0.58	to	0.58	170,683	0.36	1.30	to	2.30	(41.99)	to	(42.56)
	12/31/2007(1)	47,445	1.01	to	1.00	47,768	0.88	1.30	to	2.30	0.72	to	0.41
Huntington VA Balanced
	12/31/2011	16,918,857	1.30	to	1.26	21,977,647	0.99	1.30	to	2.45	0.38	to	(0.75)
	12/31/2010	13,139,744	1.30	to	1.27	17,021,932	0.13	1.30	to	2.45	9.02	to	7.80
	12/31/2009	3,034,212	1.19	to	1.18	3,608,610	0.23	1.30	to	2.45	16.28	to	14.98
	12/31/2008(1)	27,365	1.02	to	1.02	28,018	0.21	1.30	to	2.45	2.42	to	2.25

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective for 2011, total return is shown for expense ratios that represent a full year only. When new expense ratios are added, the total returns shown correspond to the prior year high/low expense ratio.

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 21, 2008
1.95%	January 21, 2008
1.25%	May 7, 2007

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2011 Total Return Range
TA MFS International Equity	(19.80)% to (11.17)%
TA Clarion Global Real Estate Securities	(14.19)% to (6.90)%
TA AEGON High Yield Bond	(2.06)% to 3.48%
TA BlackRock Large Cap Value	(10.23)% to 1.47%
TA PIMCO Total Return	2.93% to 4.96%
TA AllianceBernstein Dynamic Allocation	(3.52)% to 0.56%
TA AEGON U.S. Government Securities	4.69% to 6.28%
TA T. Rowe Price Small Cap	(13.04)% to 0.44%
TA Morgan Stanley Active International Allocation	(22.29)% to (15.35)%
TA AEGON Money Market	(2.38)% to (0.86)%
TA Morgan Stanley Mid-Cap Growth	(19.69)% to (7.86)%
TA AEGON U.S. Government Securities—PM—SC	4.69% to 5.97%
TA Vanguard ETF Index—Balanced—SC	(4.50)% to 0.22%
TA Vanguard ETF Index—Growth—SC	(8.59)% to (2.35)%
TA BlackRock Global Allocation—SC	(10.82)% to (5.11)%
TA BlackRock Tactical Allocation—SC	(4.39)% to 2.47%
TA ProFunds UltraBear—OAM—SC	(21.52)% to (4.86)%
TA Janus Balanced—SC	(19.59)% to (11.95)%
TA Vanguard ETF Index—Conservative—SC	(1.80)% to 1.90%
TA Vanguard ETF Index—Aggressive Growth—SC	(12.56)% to (5.10)%
TA AEGON Tactical Vanguard ETF—Conservative—SC	(2.48)% to 0.48%
AllianceBernstein Balanced Wealth Strategy	(9.40)% to (4.49)%
Fidelity VIP Balanced	(11.09)% to (5.01)%
Franklin Income Securities	(5.82)% to 1.12%
American Funds—Asset Allocation	(6.77)% to (0.30)%
American Funds—Bond	2.99% to 4.44%
American Funds—Growth	(13.52)% to (5.78)%
American Funds—Growth-Income	(9.62)% to (3.37)%
GE Investments Total Return	(9.44)% to (4.53)%

Subaccount	2010 Total Return Range
TA Multi-Managed Balanced	12.42% to 22.59%

Subaccount	2009 Total Return Range
TA BlackRock Large Cap Value	11.16% to 23.06%
TA PIMCO Total Return	10.83% to 14.60%
TA Vanguard ETF Index—Balanced—SC	0.39% to 15.09%
TA Vanguard ETF Index—Growth—SC	1.01% to 21.66%
TA Efficient Markets—SC	0.48% to 16.35%
TA BlackRock Tactical Allocation—SC	0.90% to 20.85%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	2008 Total Return Range
TA Asset Allocation—Conservative	(23.18)% to (2.03)%
TA Asset Allocation—Moderate	(27.86)% to (1.12)%
TA Asset Allocation—Moderate Growth	(34.44)% to (3.88)%
TA Small/Mid Cap Value	(42.06)% to (18.11)%
TA Multi-Managed Balanced	(34.10)% to (6.98)%
TA International Moderate Growth—SC	(37.75)% to (31.54)%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. TLIC also deducts an annual charge, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
TA BlackRock Global Allocation - SC	0.10%
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds — Asset Allocation	0.30%
American Funds — Bond	0.30%
American Funds — Growth	0.30%
American Funds — Growth-Income	0.30%
American Funds — International	0.30%
GE Investments Total Return	0.20%

6. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2011

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC 820) defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 47.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 55.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 44.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

	(u)		Form of Endorsement (Fund Facilitation Fee). Note 46.

	(v)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 46.

	(w)		Form of Policy Rider (Retirement Income Choice 1.2). Note 49.

	(x)		Form of Policy Rider (Retirement Income Choice 1.4). Note 50.

	(y)		Form of Policy Rider (Income Link). Note 53.

	(z)		Form of Policy Rider (RIM). Note 56

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

	(g)		Form of Application. Note 50.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 49.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 49.

	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 49.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 49.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 44.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 44.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 55.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 49.

(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 52.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 47.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 49.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 51.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 52.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 54.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 56

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 57.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(j)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 55.

	(j)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 60.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 47.

	(k)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 58.

(8)	(l)		Participation Agreement by and among AIM Variable

			Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(l)	(2)	Amendment to Participation Agreement (AIM/Invesco). Note 53.

(8)	(1)	(3)	Amendment to Participation Agreement (AIM). Note 55.

(8)	(1)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 59.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 49.

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 47.

(8)	(o)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 55.

	(o)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 60.

(8)	(p)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 51.

	(p)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 51.

	(p)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 51.

(8)	(q)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 51.

	(q)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 58.

(9)	(a)		Opinion and Consent of Counsel. Note 61.

(9)	(b)		Consent of Counsel. Note 61.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 61.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)			Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, Darryl D. Button. Note 61.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed with Post-Effective Amendment No. 30 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 47.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-56908) on November 6, 2008.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 49.	Filed with Post-Effective Amendment No. 32 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2009.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File 333-142762) filed on August 31, 2009.
Note 51.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-56908) filed on November 19, 2009.
Note 52.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2010.
Note 53.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-56908) filed on August 6, 2010.
Note 54.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 55.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-56908) filed on February 15, 2011.
Note 56.	Filed with Post-Effective Amendment No. 39 on Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2011.
Note 57.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.
Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 61.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

Darryl Button 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Executive Vice President and Chief Financial Officer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance – Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of February 29, 2012, there were 9,862 Owners of the Policies for Freedom Variable Annuity; and 15 Owners of the Policies for Members Freedom Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Shelley A. Mossman	(1)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$10,834,875	0	0	0

(1)	Fiscal Year 2011

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of April, 2012.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Mark W. Mullin	Director and Chairman of the Board	,2012

* Craig D. Vermie	Director, Senior Vice President, Secretary and General Counsel	,2012

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	,2012

* Eric J. Martin	Senior Vice President and Corporate Controller	,2012

* Brenda K. Clancy	Director and President	,2012

* Darryl Button	Director, Executive Vice President and Chief Financial Officer	,2012

/S/ DARIN D. SMITH Darin D. Smith	Assistant Vice President and Assistant Secretary	April 30, 2012

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.